THIS DOCUMENT IS A COPY OF THE N-14 FILED ON AUGUST 29, 2008 PURSUANT TO A RULE 201 HARDSHIP EXEMPTION.

File No. 333-__________

As filed with the SEC on August 29, 2008
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __
Post-Effective Amendment No.  __
(Check appropriate box or boxes)

INTERMEDIATE MUNICIPAL TRUST
(Exact Name of Registrant as Specified in Charter)

1-800-341-7400
(Area Code and Telephone Number)
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

C. Grant Anderson, Esquire
Reed Smith LLP
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

Copies to:

Jennifer Eck, Esquire
Dickstein Shapiro LLP
1825 Eye Street, NW
Washington, DC  20006

Approximate Date of Proposed Public Offering: As soon as
practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title of Securities being Registered:
Institutional Shares, without par value, of Federated Intermediate Municipal Trust.

It is proposed that this filing will become effective on September 28, 2008 pursuant to Rule 488.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended

Fifth Third Intermediate Municipal Bond Fund
Fifth Third Municipal Bond Fund
Fifth Third Michigan Municipal Bond Fund
Fifth Third Ohio Municipal Bond Fund
Fifth Third Municipal Money Market Fund
Fifth Third Michigan Municipal Money Market Fund

Proxy Statement - Please Vote!

TIME IS OF THE ESSENCE. . .VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT!  ACT NOW TO HELP US AVOID ADDITIONAL EXPENSE.

Fifth Third Intermediate Municipal Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Money Market Fund and Fifth Third Michigan Municipal Money Market Fund, portfolios of Fifth Third Funds (each a “Fund” and collectively “Funds”), will hold a special meeting of shareholders on enter date, 2008.  It is important for you to vote on the issues described in this Proxy Statement.  We recommend that you read the Proxy Statement in its entirety.

Following is an introduction to the process and the proposals.

Why am I being asked to vote?
Mutual funds are required to obtain shareholders’ votes for certain types of changes, like the ones included in this Proxy Statement.  You have a right to vote on these changes.

What is the issue?
The proposed reorganizations (“Reorganizations”), in which certain portfolios (each, a “Fifth Third Fund”) of the Fifth Third Funds (“Fifth Third Trust”) would transfer all their assets to certain corresponding portfolios (each, a “Federated Fund”) of Intermediate Municipal Trust, Federated Municipal Securities Income Trust or Money Market Obligations Trust (collectively, the “Federated Trust”) in exchange for shares and classes of the respective Federated Funds.

Fifth Third Intermediate Municipal Bond Fund and Fifth Third Municipal Bond Fund:
For shareholders to approve an Agreement and Plan of Reorganization in which Federated Intermediate Municipal Trust, a portfolio of Federated Intermediate Municipal Trust, would acquire all of the assets of Fifth Third Intermediate Municipal Bond Fund and Fifth Third Municipal Bond Fund in exchange for shares of Federated Intermediate Municipal Trust.

Fifth Third Michigan Municipal Bond Fund:
For shareholders to approve an Agreement and Plan of Reorganization pursuant to which Federated Michigan Intermediate Municipal Trust, a portfolio of Federated Municipal Securities Income Trust, would acquire all of the assets of Fifth Third Michigan Municipal Bond Fund in exchange for shares of Federated Michigan Intermediate Municipal Trust.

Fifth Third Ohio Municipal Bond Fund:
For shareholders to approve an Agreement and Plan of Reorganization pursuant to which Federated Ohio Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, would acquire all of the assets of Fifth Third Ohio Municipal Bond Fund in exchange for shares of Federated Ohio Municipal Income Fund.

Fifth Third Municipal Money Market Fund:
For shareholders to approve an Agreement and Plan of Reorganization pursuant to which Municipal Obligations Fund, a portfolio of Money Market Obligations Trust, would acquire all of the assets of Fifth Third Municipal Money Market  Fund in exchange for shares of Municipal Obligations Fund.

Fifth Third Michigan Municipal Money Market Fund:
For shareholders to approve an Agreement and Plan of Reorganization pursuant to which Federated Michigan Municipal Cash Trust, a portfolio of Money Market Obligations Trust, would acquire all of the assets of Fifth Third Michigan Municipal Money Market Fund in exchange for shares of Federated Michigan Municipal Cash Trust.

And to transact such other business as may properly come before the special meeting or any adjournment thereof.

Why are the Reorganizations being proposed?
The Fifth Third Funds Board of Trustees believes that the changes noted above are in the best interests of the Funds and their shareholders.

The proposed Reorganizations will allow the shareholders of each Fifth Third Fund to:

•	continue to purse their original investment objective through a tax-free combination of the shareholder’s Fifth Third Fund with a comparable portfolio of another fund group;

•	become part of a larger and more diverse family of mutual funds;

•	invest in a larger fund which can potentially use increased asset size to achieve greater portfolio diversification and spread relative fixed costs over a larger asset base; and

•	invest in a family of mutual funds managed by an investment adviser that has extensive investment management resources.

How will these Reorganizations affect my investment?
If these Reorganizations are approved:

•
each shareholder of the aforementioned Fifth Third Fund will become the owner of shares of the corresponding Federated Fund having a total NAV equal to the total NAV of his or her holdings in the Fifth Third Fund on the date of the Reorganizations;

•	shareholders of each Fifth Third Fund will not pay a sales charge or redemption fee to acquire shares of each corresponding Federated Fund in connection with the Reorganizations;

•
as a condition of each Reorganization, the Fifth Third Funds and the Federated Funds will receive an opinion of counsel to the effect that neither the Federated Funds or the Fifth Third Funds, nor the shareholders of the Fifth Third Funds, will recognize any gain or loss as a direct result of the Reorganization transactions for federal income tax purposes;

•
all fees and expenses associated with the participation of the Fifth Third Funds and the Federated Funds in the Reorganizations will be paid by Fifth Third Asset Management, Inc. (adviser to the Fifth Third Funds), Federated Investment Management Company (“FIMCO”) (adviser to the Federated Funds), and/or their affiliates.

How do I vote my shares?
You may vote in person at the meeting, or complete and return the enclosed proxy card.

If you:

1.	Do not respond at all, we may contact you by telephone to request that you cast your vote.
2.	Sign and return the proxy card without indicating a preference, your vote will be cast “for” the proposal.

You may also vote by telephone or on the internet; please refer to your ballot for the appropriate toll-free telephone number and internet address.

Whom do I call if I have questions about this Proxy Statement?
Call your Investment Professional or a Federated Client Service Representative.  Federated’s toll-free number is 1-800-341-7400.

After careful consideration, the Board of Trustees of the Fifth Third Funds has unanimously approved the proposals.  The Board of Trustees recommends that you read the enclosed materials carefully and vote FOR the proposal.

Fifth Third Intermediate Municipal Bond Fund
Fifth Third Municipal Bond Fund
Fifth Third Michigan Municipal Bond Fund
Fifth Third Ohio Municipal Bond Fund
Fifth Third Municipal Money Market Fund
Fifth Third Michigan Municipal Money Market Fund

portfolios of FIFTH THIRD FUNDS
38 Fountain Square Plaza
Cincinnati, Ohio 45263

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD NOVEMBER 21, 2008

A special meeting of the shareholders of each Fifth Third Fund listed above will be held at the offices of Fifth Third Asset Management, 511 Walnut Street, Cincinnati, OH 45202, on November 21, 2008 for the following purposes:

1.
For shareholders of Fifth Third Intermediate Municipal Bond Fund, to approve an Agreement and Plan of Reorganization pursuant to which Federated Intermediate Municipal Trust, a portfolio of Intermediate Municipal Trust, would acquire all of the assets of Fifth Third Intermediate Municipal Bond Fund in exchange for Institutional Shares of Federated Intermediate Municipal Trust to be distributed pro rata by Fifth Third Intermediate Municipal Bond Fund to its shareholders of Class A Shares, Class B Shares, Class C Shares and Institutional Shares, in complete liquidation and termination of Fifth Third Intermediate Municipal Bond Fund;

2.
For shareholders of Fifth Third Municipal Bond Fund, to approve an Agreement and Plan of Reorganization pursuant to which Federated Intermediate Municipal Trust, a portfolio of Intermediate Municipal Trust, would acquire all of the assets of Fifth Third Municipal Bond Fund in exchange for Institutional Shares of Federated Intermediate Municipal Trust to be distributed pro rata by Fifth Third Municipal Bond Fund to its shareholders of Class A Shares, Class B Shares, Class C Shares and Institutional Shares, in complete liquidation and termination of Fifth Third Municipal Bond Fund;

3.
For shareholders of Fifth Third Michigan Municipal Bond Fund, to approve an Agreement and Plan of Reorganization pursuant to which Federated Michigan Intermediate Municipal Trust, a portfolio of Federated Municipal Securities Income Trust, would acquire all of the assets of Fifth Third Michigan Municipal Bond Fund in exchange for Class A Shares of Federated Michigan Intermediate Municipal Trust to be distributed pro rata by Fifth Third Michigan Municipal Bond Fund to its shareholders of Class A Shares, Class B Shares, Class C Shares and Institutional Shares, in complete liquidation and termination of Fifth Third Michigan Municipal Bond Fund;

4.
For shareholders of Fifth Third Ohio Municipal Bond Fund, to approve an Agreement and Plan of Reorganization pursuant to which Federated Ohio Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, would acquire all of the assets of Fifth Third Ohio Municipal Bond Fund in exchange for Class A Shares of Federated Ohio Municipal Income Fund to be distributed pro rata by Fifth Third Ohio Municipal Bond Fund to its shareholders of Institutional Shares, and for Class F Shares of Federated Ohio Municipal Income Fund to be distributed pro rata by Fifth Third Ohio Municipal Bond Fund to its shareholders of Class A Shares, Class B Shares and Class C Shares, in complete liquidation and termination of Fifth Third Ohio Municipal Bond Fund;

5.
For shareholders of Fifth Third Municipal Money Market Fund, to approve an Agreement and Plan of Reorganization pursuant to which Municipal Obligations Fund, a portfolio of Money Market Obligations Trust, would acquire all of the assets of Fifth Third Municipal Money Market  Fund in exchange for Institutional Shares of Municipal Obligations Fund to be distributed pro rata by Fifth Third Municipal Money Market Fund to its shareholders of Institutional Shares and for Institutional Capital Shares of Municipal Obligations Fund, to be distributed pro rata by Fifth Third Municipal Money Market Fund to its shareholders of Select Shares and Preferred Shares and for Institutional Service Shares of Municipal Obligations Fund to be distributed pro rata by Fifth Third Municipal Money Market Fund to shareholders of its Trust Shares and Class A Shares, in complete liquidation and termination of Fifth Third Municipal Money Market Fund;

6.
For shareholders of Fifth Third Michigan Municipal Money Market Fund, to approve an Agreement and Plan of Reorganization pursuant to which Michigan Municipal Cash Trust, a portfolio of Money Market Obligations Trust, would acquire all of the assets of Fifth Third Michigan Municipal Money Market Fund in exchange for Institutional Service Shares of  Michigan Municipal Cash Trust to be distributed pro rata by Fifth Third Michigan Municipal Money Market Fund to its shareholders of Institutional Shares and Class A Shares, in complete liquidation and termination of Fifth Third Michigan Municipal Money Market Fund; and

7.	To transact such other business as may properly come before the special meeting or any adjournment thereof.

The Board of Trustees has fixed September 22, 2008, as the record date for determination of shareholders entitled to vote at the special meeting.

By Order of the Board of Trustees,

/s/ E. Keith Wirtz
E. Keith Wirtz
           President
Fifth Third Funds
________, 2008

YOU CAN HELP AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD.  IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING.  THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

PROSPECTUS/PROXY STATEMENT

_____________, 2008

Acquisition of the assets of:

FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND
FIFTH THIRD MUNICIPAL BOND FUND
FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND
FIFTH THIRD OHIO MUNICIPAL BOND FUND
FIFTH THIRD MUNICIPAL MONEY MARKET FUND
FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND

 portfolios of FIFTH THIRD FUNDS
38 Fountain Square Plaza
Cincinnati, Ohio 45263
Telephone No:  1-800-282-5706

By and in exchange for Shares of:

FEDERATED INTERMEDIATE MUNICIPAL TRUST
FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
FEDERATED OHIO MUNICIPAL INCOME FUND
MUNICIPAL OBLIGATIONS FUND
or
MICHIGAN MUNICIPAL CASH TRUST

each a portfolio of:
INTERMEDIATE MUNICIPAL TRUST
FEDERATED MUNICIPAL SECURITIES INCOME TRUST
or
MONEY MARKET OBLIGATIONS TRUST
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
Telephone No:  1-800-341-7400

This Prospectus/Proxy Statement describes the proposals for the reorganizations (“Reorganizations”)  pursuant to six separate Agreements and Plans of Reorganization (“Plans”), pursuant to which certain portfolios (each, a “Fifth Third Fund”) of the Fifth Third Funds (“Fifth Third Trust”) as described in the chart below would transfer all their assets to certain corresponding portfolios (each, a “Federated Fund”) of Intermediate Municipal Trust, Federated Municipal Securities Income Trust or Money Market Obligations Trust (collectively, the “Federated Trust”) in exchange for shares and classes of the respective Federated Funds as set forth in the chart:

Acquired Fund	Acquiring Fund
Fifth Third Intermediate Municipal Bond Fund	Federated Intermediate Municipal Trust
Class A Shares	Institutional Shares
Class B Shares	Institutional Shares
Class C Shares	Institutional Shares
Institutional Shares	Institutional Shares
Fifth Third Municipal Bond Fund	Federated Intermediate Municipal Trust
Class A Shares	Institutional Shares
Class B Shares	Institutional Shares
Class C Shares	Institutional Shares
Institutional Shares	Institutional Shares
Fifth Third Michigan Municipal Bond Fund	Federated Michigan Intermediate Municipal Trust
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Class C Shares	Class A Shares
Institutional Shares	Class A Shares
Fifth Third Ohio Municipal Bond Fund	Federated Ohio Municipal Income Fund
Class A Shares	Class F Shares
Class B Shares	Class F Shares
Class C Shares	Class F Shares
Institutional Shares	Class A Shares
Fifth Third Municipal Money Market Fund	Municipal Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Capital Shares
Preferred Shares	Institutional Capital Shares
Trust Shares	Institutional Service Shares
Class A Shares	Institutional Service Shares
Fifth Third Michigan Municipal Money Market Fund	Michigan Municipal Cash Trust
Institutional Shares	Institutional Service Shares
Class A Shares	Institutional Service Shares

Shares of the respective Federated Funds will be distributed pro rata by each corresponding Fifth Third Fund to its shareholders in complete liquidation and dissolution of the Fifth Third Fund.  As a result of the Reorganizations, each owner of shares of a Fifth Third Fund will become the owner of shares of the corresponding Federated Fund having a total net asset value (“NAV”) equal to the total NAV of his or her holdings in the applicable Fifth Third Fund on the date of the Reorganizations (the “Closing Date”), subject to the following: at the time of Reorganizations, the value of the assets of each Fifth Third Fund will be determined in accordance with the corresponding Federated Fund’s valuation procedures (although it is not anticipated that the use of Federated’s valuation procedures will result in a material revaluation of a Fifth Third Fund’s assets at the time of the Reorganizations).  The separate Plans are substantially identical, and a form of such Plans is attached as Annex A.

For a comparison of the investment policies of the Fifth Third Funds and the Federated Funds, see “Summary-Comparison of Investment Objectives, Policies, and Risks- Investment Limitations.”  Information concerning shares of the Federated Funds, as compared to shares of the Fifth Third Funds, is included in this Prospectus/Proxy Statement in the sections entitled “Summary-Comparative Fee Tables” and “Information About the Reorganizations-Description of Federated Fund Shares and Capitalization.”

This Prospectus/Proxy Statement should be retained for further reference.  It sets forth concisely the information about each Federated Fund that a shareholder should know before voting on the Reorganizations.  This Prospectus/Proxy Statement is accompanied by the applicable Prospectus of the Federated Funds as follows: Federated Intermediate Municipal Trust - Institutional Shares dated July 31, 2007; Federated Michigan Intermediate Municipal Trust - Class A Shares dated October 31, 2007; Federated Ohio Municipal Income Fund - Class A Shares dated ______, 2008 and Class F Shares dated October 31, 2007; Municipal Obligations Fund - Institutional Shares, Institutional Capital Shares and/or Institutional Service Shares each dated September 30, 2007; and Michigan Municipal Cash Trust - Institutional Service Shares dated February 29, 2008; each of which is incorporated herein by reference (the “Incorporated Federated Fund Prospectuses”).  A Statement of Additional Information (“SAI”) relating to this Prospectus/Proxy Statement dated ______, 2008, as well as SAIs for Federated Intermediate Municipal Trust dated July 31, 2007; Federated Michigan Intermediate Municipal Trust dated October 31, 2007; Federated Ohio Municipal Income Fund Class A Shares, dated _______, 2008 and Class F Shares dated October 31, 2007; Municipal Obligations Fund dated September 30, 2007; and Michigan Municipal Cash Trust dated February 29, 2008, each containing additional information, have been filed with the Securities and Exchange Commission (the “Commission” or “SEC”) and are incorporated herein by reference.  A Prospectus and SAI for each of Fifth Third Intermediate Municipal Bond, Fifth Third Municipal Bond Fund, Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Money Market Fund and Fifth Third Michigan Municipal Money Market Fund, each dated November 29, 2007, has been filed with the SEC and each is incorporated herein by reference.  Further information about Federated Intermediate Municipal Trust’s performance is contained in its Annual Report for the fiscal period ended May 31, 2008, which is incorporated herein by reference.  Further information about Federated Michigan Intermediate Municipal Trust’s performance is contained in its annual report for its fiscal year ended August 31, 2007, and its Semi-Annual report relating to the period ending February 29, 2008, each of which is incorporated by reference.  Further information about Federated Ohio Municipal Income Fund’s performance is contained in its Annual Report for Class F Shares for its fiscal year ended August 31, 2007, and its Semi-Annual Report relating to the period ended February 29, 2008, each of which is incorporated herein by reference.  Further information about Municipal Obligations Fund’s performance is contained it its Annual Report for its fiscal year ended July 31, 2007 and its Semi-Annual Report relating to the period ending January 31, 2008, each of which is incorporated herein by reference.  Further information about Michigan Municipal Cash Trust’s performance is contained in its Annual Report for its fiscal year ended October 31, 2007, and its Semi-Annual Report relating to the period ended April 30, 2008, each of which is incorporated herein by reference.  Since Federated Ohio Municipal Income Fund’s Class A Shares is a newly created share class, an Annual Report for Class A Shares in not available.  Further information regarding each Fifth Third Fund’s performance is contained in Fifth Third Funds’ Annual Report for its fiscal year ended July 31, 2007 and its Semi-Annual Report relating to the period ending January 31, 2008, each of which is incorporated herein by reference.  Copies of these materials and other information about the Federated Funds and the Fifth Third Funds may be obtained without charge by writing or by calling the Federated Funds or Fifth Third Funds at the address and telephone numbers shown on the previous pages.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK.  THESE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY.  INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS

                      Page
SUMMARY
Reasons For The Proposed Reorganizations
Tax Consequences
Comparison of Investment Objectives, Policies and Risks
Comparison of Investment Limitations
Comparative Fee Tables
Comparison of Potential Risks and Rewards: Performance Information
Management's Discussion of Fund Performance
Financial Highlights
Fund Management
Portfolio Manager Information
Advisory Fees, Service Fees, Shareholder Fees and Other Expenses
Purchase, Redemption and Exchange Procedures;Dividends and Distributions; Tax Information;
Frequent Trading; Portfolio Holdings Disclosure Policy
INFORMATION ABOUT THE REORGANIZATIONS
Description of the Agreements and Plans of Reorganization
Description of the Federated Funds' Share Classes and Capitalization
Federal Tax Consequences
Comparative Information on Shareholder Rights
INFORMATION ABOUT THE FEDERATED FUNDS AND THE FIFTH THIRD FUNDS;
WHERE TO FIND INFORMATION
Legal Proceedings
ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING
Proxies, Quorum and Voting at the Special Meeting
Share Ownership of the Funds
OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY
AGREEMENT AND PLAN OF REORGANIZATION (ANNEX A)A-1
COMPARISON OF EACH FEDERATED FUND’S AND EACH CORRESPONDING
FIFTH THIRD FUND’S FUNDAMENTAL LIMITATIONS (ANNEX B) B-1
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (ANNEX C)C-1

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated herein by reference into this Prospectus/Proxy Statement.  A copy of a form of the Plans is attached to this Prospectus/Proxy Statement as Annex A.  For more complete information, please read the prospectuses of the applicable Federated Fund and Fifth Third Fund (collectively the “Funds” or individually a “Fund”) and the SAI relating to this Prospectus/Proxy Statement.  A copy of the prospectus for each applicable Federated Fund accompanies this Prospectus/Proxy Statement.

REASONS FOR THE PROPOSED REORGANIZATIONS

The Reorganization of each Fifth Third Fund into a corresponding Federated Fund would give the Fifth Third Fund’s shareholders the opportunity to participate in a significantly larger overall fund family and in a Federated Fund with a similar investment objective and substantially similar strategy.  Federated Investors, Inc (“Federated”) is one of the largest investment managers in the United States. As of June 30, 2008, its assets under management totaled $333 billion, with 148 mutual funds and a variety of separately managed account options.

The Reorganizations are being proposed to shareholders of each Fifth Third Fund because, for financial and strategic reasons, Fifth Third Asset Management, Inc. (“FTAM”), the Fifth Third Funds’ adviser, has determined to discontinue its sponsorship of the Fifth Third municipal funds which are the subject of the Reorganizations.  Accordingly, FTAM has actively pursued alternatives that would allow  shareholders of each applicable Fifth Third municipal fund to: (i) continue to pursue its original investment objective through a tax-free combination of the shareholder’s Fifth Third Fund with a comparable portfolio of another fund group; (ii) become part of a larger and more diverse family of mutual funds; (iii) invest in a larger combined fund with increased long-term growth prospects, which can potentially use increased asset size to achieve greater portfolio diversification, and spread relative fixed costs over a larger asset base; and (iv) invest in a family of mutual funds managed by an investment adviser that has extensive investment management resources.  Each Fifth Third Fund and its corresponding Federated Fund have similar objectives, are managed using similar investment strategies and invest in similar securities.  After extensive discussions between representatives of FTAM and Federated, FTAM recommended to the Board of Trustees of the Fifth Third Funds (“Fifth Third Funds Board”) that it consider and approve the Reorganizations as being in the best interests of each of the Fifth Third municipal fund and its respective shareholders.  In recommending that the Fifth Third Funds Board consider and approve the Reorganizations, FTAM noted among other things, the very suitable product compatibility, Federated’s commitment to growing its municipal fund business, the attractive fee and total expense profiles of the Federated municipal funds, and the solid long-term performance record of those funds.

The Fifth Third Funds Board considered various factors in reviewing the proposals on behalf of each Fifth Third municipal fund’s shareholders, including the following:

•
First, the Fifth Third Funds Board considered the fact that each Federated Fund has a similar investment objective, substantially similar strategies, and generally similar investment limitations as each corresponding Fifth Third Fund.

•
Second, the Fifth Third Funds Board also considered the expense ratios of the Federated Funds and each corresponding Fifth Third Fund and, in particular, noted that the expense ratio of each Federated Fund is generally lower.

•
Third, the Fifth Third Funds Board also considered relative fund performance and generally noted that the long-term performance of the Federated Funds in a variety of market conditions suggested the viability of the Federated mutual funds from the perspective of long-term management results.  The Fifth Third Funds Board noted that, while the proposed Reorganization transactions as a whole appeared advantageous to each corresponding Fifth Third Fund and class, there were a number of specific periods of performance where existing arrangements of the Fifth Third Funds appeared preferable.  Federated personnel explained the reasons for the relative underperformance in the cases noted, together with Federated’s outlook for future performance.

•
Fourth, the Fifth Third Funds Board considered the qualifications and stability of the investment personnel for the Federated Funds and the management of the Federated Funds, including the securities selection process.

•
Fifth, the Fifth Third Funds Board noted the level of resources and enterprise commitment of Federated Investment Management Company (“FIMCO”) (adviser to the Federated Funds) to compliance and risk management functions.

•
Sixth, the Fifth Third Funds Board noted that the Reorganization transactions were expected to be conducted on a tax-free basis and that the unrealized gains of the funds involved indicated that it was not anticipated that the Reorganization transactions would result in a material change in the per-share levels of unrealized gains involved.

•
Seventh, the Fifth Third Funds Board noted that all fees and expenses incurred by the Funds as a direct result of the Reorganization transactions shall have been or, when due, will be paid in full by FTAM, FIMCO, and/or their affiliates.  The Fifth Third Board also considered FTAM’s representation that none of the costs of the Reorganization transactions would be borne by Fifth Third Funds shareholders.  The Fifth Third Board noted other arrangements that would be implemented to prevent the transactions from otherwise being dilutive.

•
Eighth, the Fifth Third Funds Board noted that shareholders of each Fifth Third Fund will not pay a sales charge to acquire shares of each corresponding Federated Fund in connection with the Reorganizations.

•
Ninth, the Fifth Third Funds Board noted Federated’s broader distribution capacity, which could result in larger, more viable funds with potentials for greater efficiencies and investment opportunities.

The Fifth Third Funds Board has unanimously voted to recommend the approval of the Plans to holders of shares of the Fifth Third Funds.  Under the Plans, each Federated Fund would acquire all of the assets of each corresponding Fifth Third Fund in exchange for shares of the acquiring Federated Fund to be distributed pro rata by the Fifth Third Fund to its shareholders in complete liquidation and termination of the Fifth Third Fund.  As a result of the Reorganizations, each shareholder of a Fifth Third Fund will become the owner of shares of the corresponding Federated Fund having a total NAV equal to the total NAV of his or her holdings in the Fifth Third Fund on the date of the Reorganizations, i.e., the Closing Date, subject to the following: at the time of the Reorganizations, the value of the assets of each Fifth Third Fund will be determined in accordance with the corresponding Federated Fund’s valuation procedures (although it is not anticipated that the use of Federated’s valuation procedures will result in a material revaluation of a Fifth Third Fund’s assets at the time of the Reorganizations).

The Fifth Third Funds Board, including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (“1940 Act”), has concluded that the Reorganizations are in the best interests of the Fifth Third Funds and their shareholders.  The Trustees of the Federated Funds have concluded that the Reorganizations are in the best interests of Federated Funds and their shareholders.

TAX CONSEQUENCES

As a condition of the Reorganizations, the Fifth Third Funds and the Federated Funds will receive opinions of counsel that the Reorganizations will be considered tax-free “reorganizations” under applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”), so that no gain or loss will be recognized directly as a result of the Reorganizations by either the Fifth Third Funds or the Federated Funds or by the Fifth Third Funds shareholders.  The tax basis of each Federated Fund’s shares received by the corresponding Fifth Third Fund’s shareholders will be the same as the tax basis of their shares in the Fifth Third Fund.  Each Fifth Third Fund will distribute to shareholders any previously undistributed net tax-exempt interest and ordinary income and realized capital gains accumulated prior to the Reorganizations.  Such distributions will be taxable to Fifth Third Funds shareholders to the extent such distributions do not qualify as exempt-interest dividends.  In that connection, it is anticipated that Fifth Third Intermediate Municipal Bond Fund and Fifth Third Municipal  Bond Fund each may realize capital gains in the event it disposes of certain “AMT securities” under circumstances described with respect to each such Fund under “Comparison of Investment Objectives, Policies and Risks”.

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS

This section will help you compare the investment objectives, policies and risks of each Fifth Third Fund with its corresponding Federated Fund.  Please be aware that this is only a brief discussion.  More complete information may be found in the Fifth Third Funds’ and Federated Funds’ prospectuses.

FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND (“FIFTH THIRD INTERMEDIATE”)  FEDERATED INTERMEDIATE MUNICIPAL TRUST (“FEDERATED INTERMEDIATE”).

Federated Intermediate’s fundamental objective is to provide current income exempt from federal regular income tax, while Fifth Third Intermediate’s fundamental objective is to provide a high level of current income that is exempt from federal regular income taxes.  Fifth Third Intermediate, on the one hand, may invest up to 100% of its assets in securities that may be subject to the federal alternative minimum tax (“AMT”).   Federated Intermediate, on the other hand, will normally invest entirely in securities whose interest is not subject to AMT; however, it may in certain circumstances invest in securities that may be subject to AMT in pursuing its investment objective.  These circumstances include, among others, when there is a lack of supply of non-AMT securities.   Fifth Third Intermediate currently holds AMT securities in its portfolio, and may dispose of all or a portion of its AMT security holdings prior to the Reorganization being consummated.  FTAM currently anticipates, however, that due to a lack of supply of non- AMT securities given current market conditions, Fifth Third Intermediate may not be able to dispose of all of its AMT securities.  Such AMT securities are consistent with Federated Intermediate's investment objectives, and, if Federated Intermediate acquires any such AMT securities as part of the Reorganization, it will do so due to a lack of supply of non-AMT securities.  Each Fund’s dollar-weighted average portfolio maturity is between three and ten years.  Each Fund invests in investment grade securities (i.e. securities that receive ratings in the top four rating categories by a nationally recognized statistical ratings organization) or unrated securities of comparable quality.  Each Fund actively manages the credit quality and duration of its portfolio, seeking to minimize risk and enhance returns.  Federated Intermediate may incur a limited amount of taxable income or capital gain.  Federated Intermediate may use derivative contracts and/or hybrid instruments to implement its investment strategies.  Fifth Third Intermediate may have a greater focus on municipal bonds issued by the State of Michigan and its local subdivisions than a typical “national” municipal fund such as Federated Intermediate would have.

Under normal circumstances, Fifth Third Intermediate invests at least 80% of its net assets in municipal bond obligations.  Federated Intermediate normally invests its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax.

Because Fifth Third Intermediate and Federated Intermediate have similar investment objectives and policies, their principal risks will be similar.  All mutual funds take investment risks.  Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to both Funds.

•
Interest Rate Risks.  Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise.  Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

•
Credit Risks.  There is a possibility that issuers of securities in which each Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the investing Fund to lose money.

•
Sector Risks.  A substantial part of each Fund’s portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics.  As a result, each Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

•
Prepayment Risks.  When homeowners prepay their mortgages in response to lower interest rates, each Fund will be required to reinvest the proceeds at the lower interest rates available.  Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

•
Call Risks.  Each Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.

•
Tax Risks.  In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements.  Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.  Changes or proposed changes in federal or state laws may cause the prices of tax-exempt securities to fall and/or may affect the tax status of the securities in which each Fund invests.

Because Federated Intermediate may invest in derivatives contracts, hybrid instruments and other permissible investments as a principal strategy, it is also subject to the following additional principal risks:

•
Risks of Investing in Derivative Contracts and Hybrid Instruments.  Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments.  Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to Federated Intermediate, and a potential reduction in gains to Federated Intermediate.  Each of these issues is described in greater detail in the prospectus of Federated Intermediate which is incorporated herein by reference.  Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus/Proxy Statement, such as interest rate, credit, liquidity and leverage risks.

•
Liquidity Risks.  Certain securities in which Federated Intermediate invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.  Liquidity risk also refers to the possibility that Federated Intermediate may not be able to sell a security or close out a derivative contract when it wants to.  Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

•
Leverage Risks.  Leverage risk is created when an investment exposes Federated Intermediate to a level of risk that exceeds the amount invested.  Changes in the value of such an investment magnify Federated Intermediate’s risk of loss and potential gain.

•
Derivatives-Related Tax Risks.  The Federal income tax treatment of certain types of derivative contracts is unclear.  Use of derivatives may cause Federated Intermediate to receive payments, and make distributions, that are treated as ordinary income for federal income tax purposes rather than exempt interest or long-term capital gains.

Because Fifth Third Intermediate may have a greater focus on municipal bonds issued by the State of Michigan and its local sub-divisions than a typical “national” municipal fund would have, it is also subject to the following risk:

•
State Specific Risks.  Since Fifth Third Intermediate may invest a substantial portion of its assets in Michigan tax-exempt securities, Fifth Third Intermediate may be subject to additional risks compared to funds that invest in multiple states to a greater extent.  Although it has diversified, Michigan’s economy is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries.  Any downturn in these industries may adversely affect the economy of the state.  Since Fifth Third Intermediate invests primarily in issuers from Michigan, its performance also may be negatively affected by other regional factors such as, for example, natural disasters, which may affect the creditworthiness of municipal issuers or may disrupt the local, state, or regional economy or certain sectors of the economy.

FIFTH THIRD MUNICIPAL BOND FUND (“FIFTH THIRD MUNI”)  FEDERATED INTERMEDIATE

Each Fund’s fundamental investment objective is to provide current income exempt from federal regular income tax.  Fifth Third Muni, on the one hand, may invest up to 100% of its assets in securities that may be subject to AMT.   Federated Intermediate, on the other hand, will normally invest entirely in securities whose interest is not subject to the federal AMT; however, it may in certain circumstances invest in securities that may be subject to AMT in pursuing its investment objective.  These circumstances include, among others, when there is a lack of supply of non-AMT securities.   Fifth Third Muni currently holds AMT securities in its portfolio, and may dispose of all or a portion of its AMT security holdings prior to the Reorganization being consummated.  FTAM currently anticipates, however, that due to a lack of supply of non-AMT securities given current market conditions, Fifth Third Muni may not be able to dispose of all of its AMT securities.  Such AMT securities are consistent with Federated Intermediate's investment objectives, and, if Federated Intermediate acquires any such AMT securities as part of the Reorganization, it will do so due to a lack of supply of non-AMT securities.  Federated Intermediate’s dollar-weighted average portfolio maturity is between three and ten years; Fifth Third Muni’s dollar-weighted average portfolio maturity, on the other hand, is between five and twenty-five years.  Each Fund invests only in investment grade securities or unrated securities of comparable quality.  Each Fund actively manages the credit quality and duration of its portfolio, seeking to minimize risk and enhance returns.   Federated Intermediate may incur a limited amount of taxable income or capital gain.  Federated Intermediate may use derivative contracts and/or hybrid instruments to implement its investment policies.

Under normal circumstances, Fifth Third Muni invests at least 80% of its assets in municipal bond obligations, while Federated Intermediate has a policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax.

Because Fifth Third Muni and Federated Intermediate have similar investment objectives and policies, their principal risks will be similar.  All mutual funds take investment risks.  Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to both Funds.

•
Interest Rate Risks.  Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise.  Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

•
Credit Risks.  There is a possibility that issuers of securities in which each Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the investing  Fund to lose money.

•
Sector Risks.  A substantial part of each Fund’s portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics.  As a result, each Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

•
Prepayment Risks.  When homeowners prepay their mortgages in response to lower interest rates, each Fund will be required to reinvest the proceeds at the lower interest rates available.  Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

•
Call Risks.  Each Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.

•
Tax Risks.  In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements.  Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.  Changes or proposed changes in Federal or state laws may cause the prices of tax-exempt securities to fall and/or may affect the tax status of the securities in which each Fund invests.

Because Federated Intermediate may invest in derivatives contracts and hybrid instruments as a principal strategy, it is also subject to the following additional risks:

•
Risks of Investing in Derivative Contracts and Hybrid Instruments.  Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments.  Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to Federated Intermediate, and a potential reduction in gains to Federated Intermediate.  Each of these issues is described in greater detail in the prospectus of Federated Intermediate, which is incorporated herein by reference.  Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus/Proxy Statement, such as interest rate, credit, liquidity and leverage risks.

•
Liquidity Risks.  Certain securities in which Federated Intermediate invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.  Liquidity risk also refers to the possibility that Federated Intermediate may not be able to sell a security or close out a derivative contract when it wants to.  Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

•
Leverage Risks.  Leverage risk is created when an investment exposes Federated Intermediate to a level of risk that exceeds the amount invested.  Changes in the value of such an investment magnify Federated Intermediate’s risk of loss and potential gain.

•
Derivatives-Related Tax Risks.  The Federal income tax treatment of certain types of derivative contracts is unclear.  Use of derivatives may cause Federated Intermediate to receive payments, and make distributions, that are treated as ordinary income for federal income tax purposes rather than exempt interest or long-term capital gains.

FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND (“FIFTH THIRD MI MUNI”) 
FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST (“FEDERATED MI MUNI”).

Each Fund’s fundamental investment objective is to provide current income that is exempt from federal regular  income tax and Michigan personal income tax.  Each Fund may invest up to 100% of its assets in securities that may be subject to AMT.  Federated MI Muni’s dollar-weighted average portfolio maturity is between three and ten years; Fifth Third MI Muni’s dollar-weighted average portfolio maturity is between two and five years.  Each Fund invests in investment grade securities or unrated securities of comparable quality.  Each Fund actively manages the credit quality and duration of the portfolio, seeking to minimize risk and enhance returns.  Federated MI Muni may incur a limited amount of taxable income or capital gain.  Federated MI Muni may use derivative contracts and/or hybrid instruments to implement its investment policies.  Federated MI Muni is non-diversified, whereas Fifth Third MI Muni is diversified.  A non-diversified Fund does not have to invest in as many issuers as a diversified fund, and thus it could be significantly affected by the performance of one or a small number of issuers and a single security’s increase or decrease in value may have a greater impact on a non-diversified fund’s net asset value and total return.

Under normal circumstances, Fifth Third Muni invests at least 80% of its assets in municipal bond obligations that pay interest that is exempt from personal income taxes imposed by the State of Michigan, or its political subdivisions, whereas Federated MI Muni has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of Michigan and Michigan municipalities.

Because Fifth Third MI Muni and Federated MI Muni have similar investment objectives and policies, their principal risks generally will be similar.  All mutual funds take investment risks.  Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to both Funds.

•
Interest Rate Risks.  Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise.  Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

•
Credit Risks.  There is a possibility that issuers of securities in which each Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the investing Fund to lose money.

•
Sector Risks.  A substantial part of each Fund’s portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics.  As a result, each Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

•
Prepayment Risks.  When homeowners prepay their mortgages in response to lower interest rates, each Fund will be required to reinvest the proceeds at the lower interest rates available.  Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

•
Call Risks.  Each Fund’s performance may be diversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.

•
Tax Risks.  In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements.  Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.  Changes or proposed changes in federal or state laws may cause the prices of tax-exempt securities to fall and/or may affect the tax status of the securities in which each Fund invests.

•
State-Specific Risks.  Since each Fund may invest a substantial portion of its assets in Michigan tax-exempt securities, each Fund may be subject to additional risks compared to funds that invest in multiple states.  Although it has diversified, Michigan’s economy is still heavily dependent upon certain industries especially automobile, manufacturing and related industries.  Any downturn in these industries may adversely affect the economy of the State.  Since each Fund invests primarily in issuers from Michigan, its performance also may be negatively affected by other local, state or regional factors, such as, for example, natural disasters, which may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy.

Because Federated MI Muni may invest in derivatives contracts and hybrid instruments as a principal strategy, it is also subject to the following additional principal risks:

•
Risks of Investing in Derivative Contracts and Hybrid Instruments.  Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments.  Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to Federated MI Muni, and a potential reduction in gains to Federated MI Muni.  Each of these issues is described in greater detail in the prospectus of Federated MI Muni, which is incorporated herein by reference.  Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.

•
Liquidity Risks.  Certain securities in which Federated MI Muni invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.  Liquidity risk also refers to the possibility that Federated MI Muni may not be able to sell a security or close out a derivative contract when it wants to.  Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

•
Leverage Risks.  Leverage risk is created when an investment exposes Federated MI Muni to a level of risk that exceeds the amount invested.  Changes in the value of such an investment magnify Federated MI Muni’s risk of loss and potential gain.

•
Derivatives-Related Tax Risks.  The Federal income tax treatment of certain types of derivative contracts is unclear.  Use of derivatives may cause Federated MI Muni to receive payments, and make distributions, that are treated as ordinary income for Federal tax purposes rather than exempt interest or long-term capital gains.

In addition, Federated MI Muni is also subject to the following risk:

•
Non-Diversification Risk.  Federated MI Muni is non-diversified.  Compared to a diversified mutual fund, it may invest a higher percentage of its assets among fewer issues of portfolio securities.  This increases Federated MI Muni’s risk by magnifying the impact (positively or negatively) that any one issuer has on Federated MI Muni’s share price and performance.

FIFTH THIRD OHIO MUNICIPAL BOND FUND (“FIFTH THIRD OH MUNI”) 
FEDERATED OHIO MUNICIPAL BOND FUND (“FEDERATED OH MUNI”)

Each Fund’s fundamental investment objective is to provide current income that is exempt from federal regular income tax and personal income taxes imposed by the state of Ohio and Ohio municipalities.  Each Fund may invest up to 100% of its assets in securities that may be subject to AMT.  Federated OH Muni does not limit itself to securities of a particular maturity range and currently invests at least a majority of its assets in securities with stated maturities of ten years or more; Fifth Third OH Muni’s dollar-weighted average portfolio maturity, on the other hand, is between three and ten years.  Federated OH Muni invests at least a majority of its assets in investment grade securities, but may invest up to 49% of its assets in junk bonds; Fifth Third OH Muni, on the other hand, invests only in investment grade securities or unrated securities of comparable quality.  Each Fund actively manages the credit quality and duration of the portfolio, seeking to minimize risk and enhance returns.  Federated OH Muni may incur a limited amount of taxable income or capital gain.  Federated OH Muni may use derivative contracts and/or hybrid instruments to implement its investment policies.

Fifth Third OH Muni invests at least 80% of its assets in municipal bond obligations that pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities while Federated OH Muni has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from Federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities.

Because Fifth Third OH Muni and Federated OH Muni have similar investment objectives and policies, their principal risks will be similar.  All mutual funds take investment risks.  Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to both Funds.

•
Interest Rate Risks.  Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise.  Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

•
Credit Risks.  There is a possibility that issuers of securities in which each Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the investing Fund to lose money.

•
Sector Risks.  A substantial part of each Fund’s portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics.  As a result, each Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

•
Prepayment Risks.  When homeowners prepay their mortgages in response to lower interest rates, each Fund will be required to reinvest the proceeds at the lower interest rates available.  Also, when interest rates fall, the price of municipal mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

•
Call Risks.  Each Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.

•
Tax Risks.  In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements.  Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.  Changes or proposed changes in federal or state laws may cause the prices of tax-exempt securities to fall and/or may affect the tax status of the securities in which each Fund invests.

•
State-Specific Risks:  Since each Fund invests a majority of its assets in a portfolio of Ohio tax-exempt securities, each Fund may be subject to additional risks compared to funds that invest in multiple states.  Ohio’s economy is relatively diversified across the manufacturing, agricultural and service sectors.  Any downturn in these industries may adversely affect the economy of the state.  Since each Fund invests primarily in issuers from Ohio, its performance may also be negatively affected  by other local, state, or regional factors, such as, for example, natural disasters, which may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state, or regional economy or certain sectors of the economy.

•
Non-Diversification Risk.  Each Fund is non-diversified.  Compared to a diversified mutual fund, each Fund may invest a higher percentage of its assets among fewer issues of portfolio securities.  This increases each Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

Because Federated OH Muni may invest in derivatives contracts and hybrid instruments as a principal strategy, it is also subject to the following additional principal risks:

•
Risks of Investing in Derivative Contracts and Hybrid Instruments.  Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments.  Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to Federated OH Muni, and a potential reduction in gains to Federated OH Muni.  Each of these issues is described in greater detail in the prospectus of Federated OH Muni which is incorporated herein by reference.  Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.

•
Liquidity Risks.  Certain securities in which Federated OH Muni invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.  Liquidity risk also refers to the possibility that Federated OH Muni may not be able to sell a security or close out a derivative contract when it wants to.  Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

•
Leverage Risks.  Leverage risk is created when an investment exposes Federated OH Muni to a level of risk that exceeds the amount invested.  Changes in the value of such an investment magnify Federated OH Muni’s risk of loss and potential gain.

•
Derivatives Related Tax Risks.  The federal income tax treatment of certain types of derivatives contracts is unclear.  Use of derivatives may cause Federated OH Muni to receive payments, and make distributions, that are treated as ordinary income for federal tax purposes, rather than exempt interest or long-term capital gains.

In addition, Federated OH Muni is also subject to the following risk:

•
Risks Associated with Noninvestment-Grade Securities.  Federated OH Muni may invest a portion of its assets in securities rated below investment grade (which are also known as junk bonds), which may be subject to greater credit, interest rate and liquidity risks than investment-grade securities.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND (“FIFTH THIRD MUNI MONEY MARKET”) MUNICIPAL OBLIGATIONS FUND (“FEDERATED MUNI MONEY MARKET”).

Each Fund’s fundamental investment objective is to provide current income exempt from federal regular income tax, while preserving capital and maintaining liquidity.  Each Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.  Each Fund may invest up to 100% of its assets in securities that may be subject to AMT.  Federated Muni Money Market will invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical ratings organizations (NRSROs) (or be of comparable quality); Fifth Third Muni Money Market, on the other hand, generally will invest in securities at least 95% of which are rated in the highest short-term category by one or more NRSROs (or, if unrated, are of comparable quality).  Some securities purchased by Fifth Third Muni Money Market may be restricted securities.

Under normal circumstances, Fifth Third Money Market invests at least 80% of its assets in municipal securities, while Federated Muni Money Market has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax.

Because Fifth Third Muni Money Market and Federated Muni Money Market have similar investment objectives and policies, their principal risks will be similar.  All mutual funds take investment risks.  Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to both Funds.

•
Interest Rate Risks.  Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise.  Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.  Money market funds try to minimize the risk by purchasing short-term securities.

•
Credit Risks.  There is a possibility that issuers of securities in which each Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.  Money market funds try to minimize the risk by purchasing higher quality securities.

•
Tax Risks.  In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements.  Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.  Changes or proposed changes in federal or state laws may cause the prices of tax-exempt securities to fall and/or may affect the tax status of the securities in which each Fund invests.

•
Sector Risks.  A substantial part of each Fund’s portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics.  As a result, each Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

•
Call Risks.  Each Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.

•
Risks Associated with Investing Share Prices.  On days during which there are net purchases of Fund shares, a Fund must invest the proceeds at prevailing market yields.  If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease.  Conversely, net purchases on days on which short-term yields rise will cause the Fund’s yield to increase.  The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund.  In the event of significant changes in short term-yields or significant net purchases, a Fund retains the discretion to close to new investments.  However, a Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND (“FIFTH THIRD MI MONEY MARKET”)  MICHIGAN MUNICIPAL CASH TRUST (“FEDERATED MI MONEY MARKET”)

Each Fund’s fundamental investment objective is to provide current income exempt from federal regular income tax and Michigan personal income tax while preserving capital and maintaining liquidity.  Each Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.  Both Funds may invest up to 100% of its assets in securities that may be subject to AMT.  Both Funds will invest in securities rated in one of the two highest short-term rating categories (or, if unrated, are of  comparable quality).

Under normal circumstances, Fifth Third MI Money Market invests at least 80% of its assets in Michigan municipal obligations, which consists of bonds, notes and commercial paper issued by the State of Michigan and its political subdivisions that are exempt from federal income taxes, while Federated MI Money Market has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will exempt from federal regular income tax and Michigan state income tax.

Because Fifth Third MI Money Market and Federated MI Money Market otherwise have similar investment objectives and policies, their principal risks will be similar.  All mutual funds take investment risks.  Therefore, it is possible to lose money by investing in either Fund.

The following summarizes some of the more significant risk factors relating to both Funds.

•
Interest Rate Risks.  Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise.  Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.  Money market funds try to minimize the risk by purchasing short-term securities.

•
Credit Risks.  There is a possibility that issuers of securities in which each Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.  Money market funds try to minimize the risk by purchasing higher quality securities.

•
Tax Risks.  In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements.  Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.  Changes or proposed changes in federal or state laws may cause the prices of tax-exempt securities to fall and/or may affect the tax status of the securities in which each Fund invests.

•
Sector Risks.  A substantial part of each Fund’s portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics.  As a result, each Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

•
Call Risks.  Each Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.

•
Risks Associated with Investing Share Prices.  On days during which there are net purchases of Fund shares, a Fund must invest the proceeds at prevailing market yields.  If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease.  Conversely, net purchases on days on which short-term yields rise will cause the Fund’s yield to increase.  The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund.  In the event of significant changes in short- term yields or significant net purchases, a Fund retains the discretion to close to new investments.  However, a Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

•
State-Specific Risks.  Since each Fund invests primarily in issuers from Michigan, each Fund may be subject to additional risks compared to funds that invest in multiple states.  Although it has diversified, Michigan’s economy is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries.  Any downturn in these industries may adversely affect the economy of the state.  Since each Fund invests primarily in issuers from Michigan, its performance also may be negatively affected by other local, state or regional factors, such as, for example, natural disasters, which may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy.

•
Credit Enhancement Risks.  The securities in which each Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance).  If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.  Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider.  Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

ADDITIONAL INFORMATION REGARDING DERIVATIVES STRATEGIES

As described above, Federated Intermediate, Federated Muni and Federated OH Muni may use derivative contracts and/or hybrid instruments to increase or decrease the allocation of their portfolios to securities or types of securities in which each such Federated Fund may invest directly.  These Federated Funds may also, for example, use derivative contracts to:

•	Obtain premiums from the sale of derivative contracts;

•	realize gains from trading a derivative contract; or

•	hedge against potential losses.

Derivatives contracts and hybrid instruments are subject to liquidity risks, leverage risks and credit risks.  There can be no assurance that the Federated Funds’ use of derivatives contracts or hybrid instruments will work as intended.  The Fifth Third Funds may also invest in derivatives contracts.

COMPARISON OF INVESTMENT LIMITATIONS

Each Fund has fundamental investment limitations which cannot be changed without shareholder approval, and non-fundamental investment limitations which may be changed with Board approval but without shareholder approval.  The summary below is qualified in its entirety by the description of the fundamental limitations of each Federated Fund and each Fifth Third Fund is set forth in Annex B to this Prospectus/ Proxy Statement.  The limitations for each Federated Fund and each corresponding Fifth Third Fund are substantially similar; however, you may want to note the following differences.

FIFTH THIRD INTERMEDIATE AND FIFTH THIRD MUNI – FEDERATED INTERMEDIATE

While each Fifth Third Fund and Federated Intermediate will not pledge any assets except to secure permitted borrowings, each Fifth Third Fund may mortgage, pledge or hypothecate their assets to secure permitted borrowings without limitation, whereas Federated Intermediate may mortgage, pledge or hypothecate assets only to the extent of 10% of its assets.

Federated Intermediate may not lend any of its assets, whereas Fifth Third Intermediate and Fifth Third Muni each may lend up to one-third of its assets.

Federated Intermediate may not invest more than 25% of its assets in any one industry, but may invest more than 25% of its assets in industrial development bonds of issuers in the same industry or the same state, whereas Fifth Third Intermediate and Fifth Third Muni may not purchase securities if, as a result of such purchase, 25% or more of the Fund’s total assets would be invested in any one industry or in industrial development bonds, or other securities, the interest upon which is paid from revenues of similar types of projects.

FIFTH THIRD MI MUNI AND FIFTH THIRD OH MUNI –
FEDERATED MI MUNI AND FEDERATED OH MUNI

Fifth Third MI Muni and Fifth Third OH Muni may not issue senior securities or borrow money, except for borrowings of up to one-third of its assets as a temporary, extraordinary or emergency measure (and not for investment purposes), nor may it purchase any securities while borrowings in excess of 5% of its assets are outstanding, whereas each corresponding Federated Fund may issue senior securities and borrow money to the maximum extent permitted under the 1940 Act.

Fifth Third MI Muni and Fifth Third OH Muni may not (with certain exceptions) buy or sell puts, calls, straddles or spreads, whereas each corresponding Federated Fund is not restricted in its ability to buy or sell puts, calls, straddles or spreads.

Fifth Third MI Muni and Fifth Third OH Muni may not invest more than 25% of their assets in industrial revenue bonds of issuers in the same industry or the same state.  Each Federated Fund may not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that each Federated Fund is permitted to invest an unlimited amount of its assets in such industrial revenue bonds.

Fifth Third MI Muni and Fifth Third OH Muni may not purchase or sell commodities or commodities contracts other than financial futures or options on financial futures (except for Fifth Third OH Muni, which will not purchase or sell commodities at all), while each Federated Fund (i) may purchase securities of companies that deal in commodities; and (ii) may purchase any commodities other than “physical commodities” and may engage in any transactions involving futures, options, forward currency contracts, swap transactions and other contracts that settle by payment of cash.

Fifth Third MI Muni is a “diversified company” under the 1940 Act. Federated MI Muni is non-diversified.

FIFTH THIRD MUNI MONEY MARKET – FEDERATED MUNI MONEY MARKET AND FIFTH THIRD MI MONEY MARKET – FEDERATED MI MONEY MARKET

Each Fifth Third Fund may not issue senior securities or borrow money, except for borrowings of up to one-third of its assets as a temporary, extraordinary emergency measure (and not for investment purposes), nor may it purchase any securities while borrowings in excess of 5% of its assets are outstanding, whereas each Federated Fund may issue senior securities and borrow money to the maximum extent permitted under the 1940 Act.

Although each Fifth Third Fund and Federated Fund will not pledge any assets except to secure permitted borrowings, each Fifth Third Fund may pledge assets having a market value not exceeding the lesser of the dollar amount borrowed or 10% of the value of the Fund’s total assets at the time of pledge.   Each Federated Fund’s ability to pledge assets is not limited to a percentage of assets.

Each Fifth Third Fund may not purchase or sell commodities or commodity contracts, whereas each Federated Fund may purchase securities of companies that deal in commodities and/or may purchase any commodities other than “physical” commodities.

COMPARATIVE FEE TABLES
Like all mutual funds, Fifth Third Funds and Federated Funds incur certain expenses in their operations.  These expenses include management fees, as well as the cost of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities.  Set forth in the tables below is information regarding the fees and expenses currently incurred by each Fifth Third Fund and the corresponding Federated Fund, and pro forma fees for the corresponding Federated Fund after giving effect to the Reorganization.

FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND INSTITUTIONAL SHARES--FEDERATED INTERMEDIATE MUNICIPAL TRUST INSTITUTIONAL SHARES

FEES AND EXPENSES

This table describes (1) the actual fees and expenses for the  Class A Shares, Class B Shares, Class C Shares and Institutional Shares of Fifth Third Intermediate for its fiscal year ended July 31, 2007; (2) the actual fees and expenses for  the Institutional Shares of Federated Intermediate for its most recent fiscal year ended May 31, 2008; and (3) the proforma fees and expenses of Institutional Shares of Federated Intermediate Municipal Trust on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Fifth Third Inter-mediate – Class A Shares	Fifth Third Inter-mediate – Class B Shares	Fifth Third Inter-mediate – Class C Shares	Fifth Third Inter-mediate – Institutional Shares	Federated Intermediate - Institutional Shares	Federated Intermediate- Institutional Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.50%[1]	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%[2]	1.00%[3]	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None

Annual Fund Operating Expenses [4]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.55%	0.55%	0.55%	0.55%	0.40%[5]	0.40%[5]
Distribution (12b-1) Fee	0.25%	1.00%	0.75%	None	None	None
Other Expenses	0.34%[6]	0.34%[6]	0.59%[6]	0.34%[6]	0.54%[7]	0.45%[7]
Total Annual Fund Operating Expenses	1.14%[8]	1.89%[8,9]	1.89%[8]	0.89%[8]	0.94%[10]	0.85%[10]
1  Lower sales charges are available depending upon the amount invested.  For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 18 months of purchase.

2  5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter.  Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

3 The CDSC for Class C Shares of 1.00% applies to shares redeemed within the first year of purchase.
4The rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Shown below are the net expenses actually paid by Fifth Third Intermediate Class A Shares, Class B Shares, Class C Shares and Institutional Shares for the fiscal year ended July 31, 2007.  Although not contractually obligated to do so, Federated Intermediate’s  Adviser and administrator waived and the shareholder services provider reimbursed and did not charge, certain amounts.  These are shown below along with the net expenses actually paid by Federated Intermediate and Federated Intermediate Pro Forma Combined for the fiscal year ended May 31, 2008.

Total Voluntary Waivers, Reimbursement and Reduction of Fund Expenses	0.24%[8]	0.97%[8,9]	0.24%[8]	0.24%[8]	0.38%	0.29%
Total Actual Annual Fund Operating Expenses (after voluntary waivers, reimbursement and reduction)	0.90%	0.92%	1.65%	0.65%	0.56%	0.56%
5  FIMCO voluntarily waived a portion of the management fee.  FIMCO can terminate this voluntary waiver at any time.  The management fee paid by Federated Intermediate and Federated Intermediate Pro Forma Combined
    (after the voluntary waiver) was 0.12% and 0.18%, respectively,  for the fiscal year ended May 31, 2008.

6 With respect to Fifth Third Intermediate, Other Expenses include amounts the Fund incurs indirectly in connection with its investment in other investment companies. Amount is less than 0.01%.
7   With respect to Federated Intermediate  and Federated Intermediate  Pro Forma Combined, Other Expenses include a shareholder fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services.  Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  The administrator voluntarily waived a portion of its fee.  The administrator can terminate this voluntary waiver at any time. The shareholder services provider voluntarily reimbursed a portion of its fee.  The shareholder services provider can terminate this voluntary reimbursement at any time.   Additionally, the shareholder services provider did not charge, and therefore the Federated Intermediate’s Institutional Shares did not accrue, a portion of it fee.  This reduction can be terminated at any time.  Total other expenses paid by Federated Intermediate and estimated expenses for Federated Intermediate Pro Forma Combined, Institutional Shares (after the voluntary waiver, reimbursement and reduction) were 0.44% and 0.38%, respectively, for the fiscal year ended May 31, 2008.  Included in these amounts was 0.01% of interest and trust expenses related to Federated Intermediate’s participation in secondary inverse floater structures.

8   Fifth Third Intermediate’s Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.90% for Class A Shares, 1.65% for Class B Shares, 1.65% for Class C Shares and 0.65% for Institutional Shares.  These waivers and/or expense reimbursements may be discontinued at any time.

9  Fifth Third Intermediate’s Distributor has voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.92% for Class B Shares.  These waivers and/or expense reimbursements may be discontinued at any time.

10FIMCO and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by Federated Intermediate’s  Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.55% for the fiscal year ending May 31, 2009.  Although these actions are voluntary, FIMCO and its affiliates have agreed to continue these waivers and/or reimbursements at least through July 31, 2009.

10FIMCO and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by Federated Intermediate’s  Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.55% for the fiscal year ending May 31, 2009.  Although these actions are voluntary, FIMCO and its affiliates have agreed to continue these waivers and/or reimbursements at least through July 31, 2009.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that, for the Fifth Third Intermediate’s  Class A Shares, Class B Shares, Class C Shares and Institutional Shares operating expenses are before waivers and reimbursements as shown in the Table and remain the same, and for the Federated Intermediate and Federated Intermediate Pro Forma Combined’s Institutional Shares operating expenses are before waivers, reimbursement and reduction as shown in the Table and remain the same.   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fifth Third Intermediate , Class A Shares
Assuming redemption	$462	$699	$955	$1,688
Assuming no redemption	$462	$699	$955	$1,688
Fifth Third Intermediate , Class B Shares
Assuming redemption	$692	$894	$1,221	$2,016
Assuming no redemption	$192	$594	$1,021	$2,016
Fifth Third Intermediate , Class C Shares
Assuming redemption	$292	$594	$1,021	$2,212
Assuming no redemption	$192	$594	$1,021	$2,212
Fifth Third Intermediate, Institutional Shares
Assuming redemption	$91	$284	$493	$1,096
Assuming no redemption	$91	$284	$493	$1,096
Federated Intermediate , Institutional Shares
Assuming redemption	$96	$300	$520	$1,155
Assuming no redemption	$96	$300	$520	$1,155
Federated Intermediate, Institutional Shares Pro Forma Combined
Assuming redemption	$87	$271	$471	$1,049
Assuming no redemption	$87	$271	$471	$1,049

FIFTH THIRD MUNICIPAL BOND FUND CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND INSTITUTIONAL SHARES--FEDERATED INTERMEDIATE MUNICIPAL TRUST INSTITUTIONAL SHARES

FEES AND EXPENSES
This table describes (1) the actual fees and expenses for the Class A Shares, Class B Shares, Class C Shares and Institutional Shares of Fifth Third Muni as of its fiscal year ended July 31, 2007; (2) the actual fees and expenses for  the Institutional Shares of Federated Intermediate for its most recent fiscal year ended May 31, 2008; and (3) the proforma fees and expenses of Institutional Shares of Federated Intermediate on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Fifth Third Muni – Class A Shares	Fifth Third Muni – Class B Shares	Fifth Third Muni – Class C Shares	Fifth Third Muni – Institutional Shares	Federated Intermediate- Institutional Shares	Federated Intermediate - Institutional Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%[1]	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%[2]	1.00%[3]	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None

Annual Fund Operating Expenses [4]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.55%	0.55%	0.55%	0.55%	0.40%[5]	0.40%[5]
Distribution (12b-1) Fee	0.25%	1.00%	0.75%	None	None	None
Other Expenses	0.58%[6]	0.58%[6]	0.83%[6]	0.58%[6]	0.54%[7]	0.45%[7]
Total Annual Fund Operating Expenses	1.38%[8]	2.13%[8]	2.13%[8]	1.13%[8]	0.94%[9]	0.85%[9]
1  Lower sales charges are available depending upon the amount invested.  For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 18 months of purchase.

2  5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter.  Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

3 The CDSC for Class C Shares of 1.00% applies to shares redeemed within the first year of purchase.
4T he rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Shown below are the net expenses actually paid by Fifth Third Muni ‘s Class A Shares, Class B Shares, Class C Shares and Institutional Shares for the fiscal year ended July 31, 2007.  Although not contractually obligated to do so, Federated Intermediate’s Adviser and administrator waived and the shareholder services provider reimbursed and did not charge, certain amounts.  These are shown below along with the net expenses actually paid by Federated Intermediate and Federated Intermediate Pro Forma Combined for the fiscal year ended May 31, 2008.

Total Voluntary Waivers, Reimbursement and Reduction of Fund Expenses	0.52%[8]	0.52%[8]	0.52%[8]	0.52%[8]	0.38%	0.29%
Total Actual Annual Fund Operating Expenses (after waivers, reimbursement and reductions)	0.86%	1.61%	1.61%	0.61%	0.56%	0.56%
5  FIMCO voluntarily waived a portion of the management fee.  FIMCO can terminate this voluntary waiver at any time.  The management fee paid by Federated Intermediate and Federated Intermediate Pro Forma Combined
    (after the voluntary waiver) was 0.12% and 0.18%, respectively,  for the fiscal year ended May 31, 2008.

6 With respect to Fifth Third Muni, Other Expenses include amounts the Fund incurs indirectly in connection with its investment in other investment companies. Amount is less than 0.01%.
7   With respect to  Federated Intermediate and Federated Intermediate Pro Forma Combined, Other Expenses include a shareholder fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services.  Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  The administrator voluntarily waived a portion of its fee.  The administrator can terminate this voluntary waiver at any time. The shareholder services provider voluntarily reimbursed a portion of its fee.  The shareholder services provider can terminate this voluntary reimbursement at any time.   Additionally, the shareholder services provider did not charge, and therefore the Federated Intermediate’s Institutional Shares did not accrue, a portion of it fee.  This reduction can be terminated at any time.  Total other expenses paid by Federated Intermediate and estimated expense for Federated Intermediate Pro Forma Combined, Institutional Shares (after the voluntary waiver, reimbursement and reduction) were 0.44% and 0.38%, respectively, for the fiscal year ended May 31, 2008.  Included in these amounts was 0.01% of interest and trust expenses related to Federated Intermediate’s participation in secondary inverse floater structures.

8   Fifth Third Muni’s Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.86% for Class A Shares, 1.61% for Class B Shares, 1.61% for Class C Shares and 0.61% for Institutional Shares.  These waivers and/or expense reimbursements may be discontinued at any time.

9FIMCO and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by the Federated Intermediate’s Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.55% for the fiscal year ending May 31, 2009.    Although these actions are voluntary, FIMCO and its affiliates have agreed to continue these waivers and/or reimbursements at least through July 31, 2009.

9FIMCO and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by the Federated Intermediate’s Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.55% for the fiscal year ending May 31, 2009.    Although these actions are voluntary, FIMCO and its affiliates have agreed to continue these waivers and/or reimbursements at least through July 31, 2009.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that, for the Fifth Third Muni’s  Class A Shares, Class B Shares, Class C Shares and Institutional Shares operating expenses are before waiver and reimbursement as shown in the Table and remain the same, and for the Federated Intermediate  and Federated Intermediate  Pro Forma Combined’s Institutional Shares operating expenses are before waivers, reimbursement and reduction as shown in the Table and remain the same.   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fifth Third Muni, Class A Shares
Assuming redemption	$609	$892	$1,195	$2,055
Assuming no redemption	$609	$892	$1,195	$2,055
Fifth Third Muni, Class B Shares
Assuming redemption	$716	$967	$1,344	$2,271
Assuming no redemption	$216	$667	$1,144	$2,271
Fifth Third Muni, Class C Shares
Assuming redemption	$316	$667	$1,144	$2,462
Assuming no redemption	$216	$667	$1,144	$2,462
Fifth Third Muni, Institutional Shares
Assuming redemption	$115	$359	$622	$1,374
Assuming no redemption	$115	$359	$622	$1,374
Federated Intermediate, Institutional Shares
Assuming redemption	$96	$300	$520	$1,155
Assuming no redemption	$96	$300	$520	$1,155
Federated Intermediate, Institutional Shares Pro Forma Combined
Assuming redemption	$87	$271	$471	$1,049
Assuming no redemption	$87	$271	$471	$1,049

FIFTH THIRD INTERMEDIATE – FIFTH THIRD MUNI– FEDERATED INTERMEDIATE

FEES AND EXPENSES

This table describes (1) the actual fees and expenses for Class A Shares, Class B Shares, Class C Shares and Institutional Shares of Fifth Third Intermediate for its fiscal year ended July 31, 2007; (2) the actual fees and expenses for Class A Shares, Class B Shares, Class C Shares and Institutional Shares of Fifth Third  Muni for its fiscal year ended July 31, 2007;  (3) the actual fees and expenses for  Institutional Share of Federated Intermediate for its most recent fiscal year ended May 31, 2008; and (4) the proforma fees and expenses of Institutional Shares of Federated Intermediate  on a combined basis after giving effect to the Reorganization

Shareholder Fees	Fifth Third Intermediate - Class A Shares	Fifth Third Intermediate - Class B Shares	Fifth Third Intermediate - Class C Shares	Fifth Third Intermediate -Institutional Shares	Fifth Third Muni- Class A Shares	Fifth Third Muni- Class B Shares	Fifth Third Muni- Class C Shares	Fifth Third Muni- Institut-tional Shares	Federated Intermediate- Institutional Shares	Federated Intermediate Pro Forma Combined- Institutional Shares
Fees Paid Indirectly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.50%1	None	None	None	4.75%1	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%2	1.00%3	None	None	5.00%2	1.00%3	None	None	None
Maximun Sales Charge (Load) Imposed on Reinvested Dividends ( and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses 4
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.40%5	0.40%5
Distribution (12b-1) Fee	0.25%	1.00%	0.75%	None	0.25%	1.00%	0.75%	None	None	None
Other Expenses	0.34%6	0.34%6	0.59%6	0.34%6	0.58%6	0.58%6	0.83%6	0.58%6	0.54%7	0.45%7
Total Annual Fund Operating Expenses	1.14%8	1.89%8, 9	1.89%8	0.89%8	1.38%10	2.13%10	2.13%10	1.13%10	0.94%11	0.85%11
1  Lower sales charges are available depending upon the amount invested.  For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 18 months of purchase.

2  5% in  the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter.  Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

3 The CDSC for Class C Shares of 1.00% applies to shares redeemed within the first year of purchase.
4  The rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Shown below are the net expenses actually paid by Fifth Third Intermediate and Fifth Third Muni Class A Shares, Class B Shares, Class C Shares and Institutional Shares for the fiscal year ended July 31, 2007.  Although not contractually obligated to do so,Federated Intermediate’s Adviser and administrator waived and the shareholder services provider reimbursed and did not charge, certain amounts.  These are shown below along with the net expenses actually paid by Federated Intermediate and Federated Intermediate  Pro Forma Combined for the fiscal year ended May 31, 2008.

Total Voluntary Waivers, Reimbursements and Reductions of Fund Expenses	0.24%	0.97%	0.24%	0.24%	0.52%	0.52%	0.52%	0.52%	0.38%	0.29%
Total Actual Annual Fund Operating Expenses (after voluntary waivers, reimbursements and reductions)	0.90%	0.92%	1.65%	0.65%	0.86%	1.61%	1.61%	0.61%	0.56%	0.56%
5  FIMCO voluntarily waived a portion of the management fee.  FIMCO can terminate this voluntary waiver at any time.  The management fee paid by Federated  Intermediate and Federated Intermediate Pro Forma Combined (after the voluntary waiver) was 0.12% and 0.18%, respectively,  for the fiscal year ended May 31, 2008.

6  With respect to Fifth Third Intermediate and Fifth Third Muni, Other Expenses include amounts the Funds incur indirectly in connection with investment in other investment companies.  Amount is less than 0.01%.

7  With respect to Federated Intermediate and Federated Intermediate Pro Forma Combined, Other Expenses include a shareholder fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services.  Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  The administrator voluntarily waived a portion of its fee.  The administrator can terminate this voluntary waiver at any time. The shareholder services provider voluntarily reimbursed a portion of its fee.  The shareholder services provider can terminate this voluntary reimbursement at any time.   Additionally, the shareholder services provider did not charge, and therefore Federated Intermediate’s Institutional Shares did not accrue, a portion of it fee.  This reduction can be terminated at any time.  Total other expenses paid by Federated Intermediate and estimated expenses for Federated Intermediate Pro Forma Combined, Institutional Shares (after the voluntary waiver, reimbursement and reduction) were 0.44% and 0.38%, respectively, for the fiscal year ended May 31, 2008.  Included in these amounts was 0.01% of interest and trust expenses related to the Federated Intermediate’s participation in secondary inverse floater structures.

8  Fifth Third Intermediate’s Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.90% for Class A Shares, 1.65% for Class B Shares, 1.65% for Class C Shares and 0.65% for Institutional Shares.  These waivers and/or expense reimbursements may be discontinued at any time.

9  Fifth Third Intermediate’s Distributor has voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses  to 0.92% for Class B Shares.  These waivers and/or expense reimbursements may be discontinued at any time.

10   Fifth Third Muni’s Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.86% for Class A Shares, 1.61% for Class B Shares, 1.61% for Class C Shares and 0.61% for Institutional Shares.  These waivers and/or expense reimbursements may be discontinued at any time.

11  FIMCO and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by Federated Intermediate’s Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.55% for the fiscal year ending May 31, 2009.  Although these actions are voluntary, FIMCO and its affiliates have agreed to continue these waivers and/or reimbursements at least through July 31, 2009.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that, for the Fifth Third Intermediate’s and  Fifth Third Muni’s Class A Shares, Class B Shares, Class C Shares and Institutional Shares operating expenses are before waivers and reimbursements as shown in the Table and remain the same, and for the Federated Intermediate  and Federated Intermediate Pro Forma Combined’s Institutional Shares operating expenses are before waivers, reimbursement and reduction as shown in the Table and remain the same.   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fifth Third Intermediate, Class A Shares
Assuming redemption	$462	$699	$955	$1,688
Assuming no redemption	$462	$699	$955	$1,688
Fifth Third Intermediate , Class B Shares
Assuming redemption	$692	$894	$1,221	$2,016
Assuming no redemption	$192	$594	$1,021	$2,016
Fifth Third Intermediate, Class C Shares
Assuming redemption	$292	$594	$1,021	$2,212
Assuming no redemption	$192	$594	$1,021	$2,212
Fifth Third Intermediate, Institutional Shares
Assuming redemption	$91	$284	$493	$1,096
Assuming no redemption	$91	$284	$493	$1,096
Fifth Third Muni, Class A Shares
Assuming redemption	$609	$892	$1,195	$2,055
Assuming no redemption	$609	$892	$1,195	$2,055
Fifth Third Muni, Class B Shares
Assuming redemption	$716	$967	$1,344	$2,271
Assuming no redemption	$216	$667	$1,144	$2,271
Fifth Third Muni, Class C Shares
Assuming redemption	$316	$667	$1,144	$2,462
Assuming no redemption	$216	$667	$1,144	$2,462
Fifth Third Muni, Institutional Shares
Assuming redemption	$115	$359	$622	$1,374
Assuming no redemption	$115	$359	$622	$1,374
Federated Intermediate, Institutional Shares
Assuming redemption	$96	$300	$520	$1,155
Assuming no redemption	$96	$300	$520	$1,155
Federated Intermediate, Institutional Shares Pro Forma Combined
Assuming redemption	$87	$271	$471	$1,049
Assuming no redemption	$87	$271	$471	$1,049

FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND INSTITUTIONAL SHARES-- FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST CLASS A SHARES

FEES AND EXPENSES
This table describes (1) the actual fees and expenses for the Class A Shares, Class B Shares, Class C Shares and Institutional Shares of Fifth Third MI Muni for its fiscal year ended July 31, 2007; (2) the actual fees and expenses for the  Class A Shares of Federated MI Muni as of its fiscal year ended August 31, 2007; and (3) the proforma fees and expenses of Class A Shares of Federated MI Muni on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Fifth Third MI Muni – Class A Shares	Fifth Third MI Muni – Class B Shares	Fifth Third MI Muni – Class C Shares	Fifth Third MI Muni – Institutional Shares	Federated MI Muni- Class A Shares	Federated MI Muni- Class A Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%[1]	None	None	None	3.00%	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%[2]	1.00%[3]	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None

Annual Fund Operating Expenses[4]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.45%	0.45%	0.45%	0.45%	0.40%[5]	0.40%[5]
Distribution (12b-1) Fee	0.25%	1.00%	0.75%	None	None	None
Other Expenses	0.53%[6]	0.53%[6]	0.78%[6]	0.53%[6]	0.46%[7]	0.44%[7]
Total Annual Fund Operating Expenses	1.23%	1.98%	1.98%	0.98%	0.86%	0.84%
Fee Waiver and/or Expense Reimbursement (contractual)	0.30%[8]	0.30%[8]	0.30%[8]	0.30%[8]	0.00%	0.00%
Net Expenses	0.93%[9]	1.68%	1.68%	0.68%%	0.86%[10]	0.84%[10]
1  Lower sales charges are available depending upon the amount invested.  For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 18 months of purchase.

2  5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter.  Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

3 The CDSC for Class C Shares of 1.00% applies to shares redeemed within the first year of purchase.
4T he rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Shown below are the net expenses actually paid by Fifth Third MI Muni Class A Shares, Class B Shares, Class C Shares and Institutional Shares for the fiscal year ended July 31, 2007.   Although not contractually obligated to do so, Federated MI Muni’s Adviser and administrator waived, and the shareholder services provider did not charge, certain amounts.  These are shown below along with the net expenses actually paid by Federated MI Muni and Federated MI Muni Pro Forma Combined for the fiscal year ended August 31, 2007.

Total Voluntary Waivers and Reduction of Fund Expenses	0.10%[9]	0.00%	0.00%	0.00%	0.36%	0.34%
Total Actual Annual Fund Operating Expenses (after waivers and reductions)	0.83%	1.68%	1.68%	1.93%	0.50%	0.50%
5  FIMCO voluntarily waived a portion of the management fee.  FIMCO can terminate this voluntary waiver at any time.  The management fee paid by Federated Mi Muni and Federated MI Muni Pro
     Forma Combined (after the voluntary waiver) was 0.07%  and 0.09%, respectively, for the fiscal year ended August 31, 2007.

6 With respect to Fifth Third MI Muni, Other Expenses include amounts the Fund incurs indirectly in connection with its investment in other investment companies. Amount is less than 0.01%.
7   With respect to Federated MI Muni and Federated MI Muni Pro Forma Combined, Other Expenses include a shareholder fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services.  Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  The administrator voluntarily waived a portion of its fee.  The administrator can terminate this voluntary waiver at any time.  Additionally, the shareholder services provider did not charge, and therefore the Federated MI Muni’s Class A Shares did not accrue, a portion of it fee.  Total other expenses paid by Federated MI Muni and estimated expense for Federated MI Muni Pro Forma Combined, Class A Shares (after the voluntary waiver and reduction) were 0.43% for the fiscal year ended August 31, 2007.

8  Fifth Third MI Muni’s Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008.  Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect.  No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

9  Fifth Third MI Muni’s Distributor has voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.83% for Class A Shares.  This waiver and/or reimbursement may be discontinued at any time.

10FIMCO and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by the Federated MI Muni’s Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.54% for the fiscal year ending August 31, 2008.  Although these actions are voluntary, FIMCO and its affiliates have agreed not to terminate these waivers and/or reimbursements until after October 31, 2008.

10FIMCO and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by the Federated MI Muni’s Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.54% for the fiscal year ending August 31, 2008.  Although these actions are voluntary, FIMCO and its affiliates have agreed not to terminate these waivers and/or reimbursements until after October 31, 2008.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that, for the Fifth Third MI Muni’s Class A Shares, Class B Shares, Class C Shares and Institutional Shares operating expenses are as shown in the Table and remain the same, and for the Federated MI Muni and Federated MI Muni Pro Forma Combined’s Class A Shares operating expenses are before waiver and reduction as shown in the Table and remain the same.   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fifth Third MI Muni, Class A Shares
Assuming redemption	$565	$818	$1,091	$1,867
Assuming no redemption	$565	$818	$1,091	$1,867
Fifth Third MI Muni, Class B Shares
Assuming redemption	$671	$893	$1,240	$2,087
Assuming no redemption	$171	$593	$1,040	$2,087
Fifth Third MI Muni, Class C Shares
Assuming redemption	$271	$593	$1,040	$2,282
Assuming no redemption	$171	$593	$1,040	$2,282
Fifth Third MI Muni, Institutional Shares
Assuming redemption	$69	$281	$511	$1,172
Assuming no redemption	$69	$281	$511	$1,172
Federated MI Muni, Class A Shares
Assuming redemption	$385	$566	$762	$1,329
Assuming no redemption	$385	$566	$762	$1,329
Federated MI Muni, Class A Shares Pro Forma Combined
Assuming redemption	$383	$560	$752	$1,306
Assuming no redemption	$383	$560	$752	$1,306

FIFTH THIRD OHIO MUNICIPAL BOND FUND CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES--FEDERATED OHIO MUNICIPAL INCOME FUND CLASS F SHARES

FEES AND EXPENSES
This table describes (1) the actual fees and expenses for the Class A Shares, Class B Shares and Class C Shares of Fifth Third OH Muni for  its fiscal year ended July 31, 2007; (2) the actual fees and expenses for Class F Shares of Federated OH Muni for  its   fiscal year ended August 31, 2007; and (3) the proforma fees and expenses of Class F Shares of Federated OH Muni on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Fifth Third OH Muni – Class A Shares	Fifth Third OH Muni – Class B Shares	Fifth Third OH Muni – Class C Shares	Federated OH Muni- Class F Shares	Federated OH Muni- Class F Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%[1]	None	None	1.00%	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%[2]	1.00%[3]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses [4]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.55%	0.55%	0.55%	0.40%[5]	0.40%[5]
Distribution (12b-1) Fee	0.25%	1.00%	0.75%	0.40%[6]	0.40%[7]
Other Expenses	0.38%[8]	0.38%[8]	0.63%[8]	0.56%[9]	0.48%[9]
Total Annual Fund Operating Expenses	1.18%	1.93%	1.93%	1.36%	1.28%
Fee Waiver and /or Reduction (contractual)	0.00%	0.00%	0.00%	0.00%	0.15%[7]
Net Expenses	1.18%[10]	1.93%[10]	1.93%[10]	1.36%[11]	1.13%[11]
1  Lower sales charges are available depending upon the amount invested.  For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 18 months of purchase.

2  5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter.  Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

3 The CDSC for Class C Shares of 1.00% applies to shares redeemed within the first year of purchase.
4The rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Shown below are the net expenses actually paid by Fifth Third OH Muni Class A Shares, Class B Shares and Class C Shares for the fiscal year ended July 31, 2007.  Although not contractually obligated to do so, Federated OH Muni’s Adviser, distributor and administrator waived certain amounts.  In addition, the shareholder services provider did not charge a portion of its fee.  These are shown below along with the net expenses actually paid by Federated OH Muni and Federated OH Muni Pro Forma Combined for the fiscal year ended August 31, 2007.

Total Voluntary Waivers and Reduction of Fund Expenses	0.14%[10]	0.14%[10]	0.14%[10]	0.44%	0.21%
Total Actual Annual Fund Operating Expenses (after waivers and reductions)	1.04%	1.79%	1.79%	0.92%	0.92%
5FIMCO voluntarily waived a portion of the management fee.  FIMCO can terminate this voluntary waiver at any time.  The management fee paid by  Federated OH Muni and Federated OH Muni Pro Forma Combined, (after the voluntary waiver) was 0.24% and 0.32%, respectively, for the fiscal year ended August 31, 2007.

6A portion of the distribution (12b-1) fee was voluntarily waived.  This voluntary waiver can be terminated at any time.  The distribution (12b-1) fee paid by Federated OH Muni Class F Shares  (after the voluntary waiver) was 0.15% for the fiscal year ended August 31, 2007.

7   With respect to Federated OH Muni Pro Forma Combined, the distributor has contractually agreed to waive 0.15% of  the distribution (12b-1) fee for a two year period after the date of the Reorganization.   The distribution (12b-1) fee paid by  Federated OH Muni Pro Forma Combined’s Class F Shares (after the contractual wavier) would have been 0.25% for the fiscal year ended August 31, 2007.

8 With respect to Fifth Third OH Muni, Other Expenses include amounts the Fund incurs indirectly in connection with its investment in other investment companies. Amount is less than 0.01%.
9   With respect to Federated OH Muni and Federated OH Muni Pro Forma Combined, Other Expenses include a shareholder fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services.  Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  The administrator voluntarily waived a portion of its fee.  The administrator can terminate this voluntary waiver at any time.  The shareholder services provider did not charge, and therefore the Federated OH Muni’s Class F Shares did not accrue, a portion of its fee.  Included in these amounts was 0.02% of interest and trust expenses related to  Federated OH Muni’s participation in certain secondary inverse floaters.  According to FIMCO, the Federated OH Muni does not currently own secondary inverse floaters of the type FIMCO believes would require Federated OH Muni to incur and report trust and interest expenses related to the Fund’s participation in such secondary inverse floaters, and FIMCO currently does not intend for Federated OH Muni to acquire that type of secondary inverse floater structure (although the Fund is permitted to and may do so).  Total other expenses paid by Federated OH Muni and estimated expenses for Federated OH Muni Pro Forma Combined Class F Shares (after the voluntary waiver and reduction) were 0.45% for the fiscal year ended August 31, 2007.

10Fifth Third OH Muni’s Advisor and Administrator have voluntarily agreed to waive fees and /or reimburse expenses to limit total annual fund operating expenses to 1.04% for Class A Shares, 1.79% for Class B Shares and 1.79% for Class C Shares.  These waivers and/or expense reimbursements may be discontinued at any time.

11FIMCO and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (excluding interest and trust expense referenced in Note 9 above) paid by the Federated OH Muni’s Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.90% for the fiscal year ending August 31, 2008.  Although these actions are voluntary, FIMCO and its affiliates have agreed not to terminate these waivers and/or reimbursements until after October 31, 2008.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that Fifth Third Ohio Muni’s Class A Shares, Class B Shares and Class C Shares operating expenses are as shown in the Table and remain the same, and that for Federated OH Muni’s Class F Shares and Federated OH Muni’s Class F Shares – Pro Forma Combined, operating expenses are before anticipated waivers and reduction as shown in the table and remain the same.  For Federated OH Muni’s Class F Shares – Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years columns reflects the contractually imposed limitation of  1.13%.  The third and later years, as applicable, within the 3, 5 and 10 Years columns reflect the “Total Annual Fund Operating Expenses” of the Class F Shares without any waivers and/ or reduction.  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fifth Third OH Muni, Class A Shares
Assuming redemption	$590	$832	$1,093	$1,839
Assuming no redemption	$590	$832	$1,093	$1,839
Fifth Third OH Muni, Class B Shares
Assuming redemption	$696	$906	$1,242	$2,059
Assuming no redemption	$196	$606	$1,042	$2,059
Fifth Third OH Muni, Class C Shares
Assuming redemption	$296	$606	$1,042	$2,254
Assuming no redemption	$196	$606	$1,042	$2,254
Federated OH Muni, Class F Shares
Assuming redemption	$337	$626	$837	$1,719
Assuming no redemption	$237	$526	$837	$1,719
Federated OH Muni, Class F Shares Pro Forma Combined
Assuming redemption	$314	$572	$766	$1,603
Assuming no redemption	$214	$472	$766	$1,603

FIFTH THIRD OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES--FEDERATED OHIO MUNICIPAL INCOME FUND CLASS A SHARES

FEES AND EXPENSES

This table describes (1) the actual fees and expenses for the Institutional Shares of Fifth Third OH Muni for its fiscal year ended July 31, 2007; (2) the anticipated fees and expenses of the Federated OH Muni’s Class A Shares for the fiscal year ending August 31, 2009; and (3) the anticipated fees and expenses of Federated OH Muni’s Class A Shares for the fiscal year ending August 31, 2009 on a pro forma combined basis after giving effect to the Reorganization.

Shareholder Fees	Fifth Third OH Muni- Institutional Shares	Federated OH Muni – Class A Shares	Federated OH Muni – Class A Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.50%	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	0.00%	0.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.55%	0.40%[2]	0.40%[2]
Distribution (12b-1) Fee	None	0.05%[3]	0.05%[3]
Other Expenses	0.38%	0.48%[4]	0.48%[4]
Total Annual Fund Operating Expense	0.93%	0.93%	0.93%
Fee Waiver and/or Reduction (contractual)	0.00%	0.05%[3]	0.05%[3]
Net Expenses	0.93%[5]	0.88%	0.88%
1    The rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Shown below are the net expense actually paid by Fifth Third OH Muni Institutional Shares for the fiscal year ended July 31, 2007.  Although not contractually obligated to do so, the Adviser and administrator expect to waive a portion of their fees.    These are shown below along with the net expenses Federated OH Muni and Federated OH Muni Pro Forma Combined’s Class A Shares expect to pay  for the fiscal year ending August 31, 2009.

Total Waivers and Reduction of Fund Expenses	0.14%[5]	0.13%	0.13%
Total Actual/Anticipated Annual Fund Operating Expenses (afterwaivers and reduction)	0.79%	0.75%	0.75%
2FIMCO expects to voluntarily waive a portion of the management fee.  FIMCO can terminate this anticipated voluntary waiver at any time.  The management fee paid by Federated OH Muni and Federated OH Muni  Pro Forma Combined (after the anticipated voluntary waiver) is expected to be 0.28% for the fiscal year ending August 31, 2009.

3  With respect to Federated OH Muni and Federated OH Muni Pro Forma Combined, the distributor has contractually agreed not to charge the distribution (12b-1) fee for a two year period after the date of the Reorganization.  The distribution (12b-1) fee paid by the Federated OH Muni and Federated OH Muni Proforma Combined ‘s Class A Shares (after contractual reduction) is expected to be 0.00% for the fiscal year ending August 31, 2009.

4   With respect to Federated OH Muni and Federated OH Muni Pro Forma Combined, includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  The administrator expects to voluntarily waive a portion of its fee.  The administrator can terminate this anticipated voluntary waiver at any time.  Total other expenses paid by Federated OH Muni and Federated OH Muni Pro Forma Combined Class A Shares (after the anticipated voluntary waiver) are expected to be 0.47% for the fiscal year ending August 31, 2009.

5   Fifth Third OH Muni’s Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.79% for Institutional Shares.  These waivers and/or expense reimbursements may be discontinued at any time.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that Fifth Third OH Muni’s Institutional Shares operating expenses are as shown in the Table and remain the same, and that for Federated OH Muni’s Class A Shares and Federated OH Muni’s Class A Shares – Pro Forma Combined, operating expenses are before anticipated waivers and reduction as shown in the table and remain the same.  For Federated OH Muni’s Class A Shares – Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years columns reflects the contractually imposed limitation of  0.88%.  The third and later years, as applicable, within the 3, 5 and 10 Years columns reflect the Total Annual Fund Operating Expenses of the Class A Shares without any waivers and/ or reduction.  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fifth Third OH Muni- Institutional Shares	$95	$297	$515	$1,144
Federated OH Muni, Class A Shares	$536	$723	$932	$1,533
Federated OH Muni, Pro Forma Combined Class A Shares	$536	$723	$932	$1,533

FIFTH THIRD MUNICIPAL MONEY MARKET FUND INSTITUTIONAL SHARES--MUNICIPAL OBLIGATIONS FUND INSTITUTIONAL SHARES

FEES AND EXPENSES
This table describes (1) the actual fees and expenses for the Institutional Shares of Fifth Third Muni Money Market as of its fiscal year ended July 31, 2007; (2) the actual fees and  expenses for the Institutional Shares of Federated Muni Money Market as of its fiscal year ended July 31, 2007; and (3) the proforma fees and expenses of Institutional Shares of Federated Muni Money Market on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Fifth Third Muni Money Market – Institutional Shares	Federated Muni Money Market – Institutional Shares	Federated Muni Money Market – Institutional Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%	0.20%[2]	0.20%[2]
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.29%[3]	0.35%[4]	0.35%[4]
Total Annual Fund Operating Expenses	0.79%	0.55%	0.55%
Fee Waivers/Reimbursement (contractual)	0.58%[5]	0.00%	0.00%
Net Expenses	0.21%	0.55%	0.55%
1T he rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Shown below are the net expenses actually paid by Fifth Third Muni Money Market for the fiscal year ended July 31, 2007.  Although not contractually obligated to do so, Federated Muni Money Market’s Adviser and administrator waived certain amounts, and the Federated Muni Money Market’s Institutional Shares did not charge the shareholder services fee.  These are shown below along with the net expenses actually paid by Federated Muni Money Market and Federated Muni Money Market Pro Forma Combined for the fiscal year ended July 31, 2007.

Total Voluntary Waivers, Reimbursements and Reduction of Fund Expenses	0.00%	0.37%	0.37%
Total Actual Annual Fund Operating Expenses (after waivers, reimbursements and reduction)	0.21%	0.18%	0.18%
2FIMCO voluntarily waived a portion of the management fee.  FIMCO can terminate this voluntary waiver at any time.  The management fee paid by Federated Muni Money Market and Federated Muni Money Market Pro Forma Combined (after the voluntary waiver) was 0.09% for the fiscal year ended July 31, 2007.

3 With respect to Fifth Third Muni Money Market, Other Expenses include amounts the Fund incurs indirectly in connection with its investment in other investment companies. Amount is less than 0.01%.
4   With respect to Federated Muni Money Market and Federated Muni Money Market Pro Forma Combined, Other Expenses include a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services.  Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  The administrator voluntarily waived a portion of its fee.  The administrator can terminate this voluntary waiver at any time.  Additionally, Federated Muni Money Market’s Institutional Shares did not pay or accrue the shareholder services fee during the fiscal year ended July 31, 2007 and have no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 2008.  This reduction can be terminated at any time.  Total other expenses paid by Federated Muni Money Market and estimated expense for Federated Muni Money Market Pro Forma Combined’s Institutional Shares (after the voluntary waiver and reduction) were 0.09% for the fiscal year ended July 31, 2007.

5Fifth Third Muni Money Market’s Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008.  Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect.  No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that, for the Fifth Third Muni Money Market’s Institutional Shares operating expenses are as shown in the Table and remain the same, and for the Federated Muni Money Market and Federated Muni Money Market Pro Forma Combined’s Institutional Shares operating expenses are before waiver and reduction as shown in the Table and remain the same.   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fifth Third Muni Money Market, Institutional Shares	$22	$195	$383	$926
Federated Muni Money Market, Institutional Shares	$56	$176	$307	$689
Federated Muni Money Market, Institutional Shares Pro Forma Combined	$56	$176	$307	$689

FIFTH THIRD MUNICIPAL MONEY MARKET FUND TRUST SHARES AND CLASS A SHARES--MUNICIPAL OBLIGATIONS FUND INSTITUTIONAL SERVICE SHARES

FEES AND EXPENSES
This table describes (1) the actual fees and expenses for the Trust Shares and Class A Shares of Fifth Third Muni Money Market Fund as of its fiscal year ended July 31, 2007; (2) the actual fees and expenses for the Institutional Service Shares of Federated Muni Money Market  as of its fiscal year ended July 31, 2007; and (3) the proforma fees and expenses of Institutional Service Shares of Federated Muni Money Market on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Fifth Third Munil Money Market – Trust Shares	Fifth Third Muni Money Market – Class A Shares	Federated Muni Money Market – Institutional Service Shares	Federated Muni Money Market – Institutional Service Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%	0.50%	0.20%[2]	0.20%[2]
Distribution (12b-1) Fee	None	0.25%	None	None
Other Expenses	0.54%[3]	0.29%[3]	0.37%[4]	0.37%[4]
Total Annual Fund Operating Expenses	1.04%	1.04%	0.57%	0.57%
Fee Waiver and/or Reimbursement (contractual)	0.58%[5]	0.58%[5]	0.00%	0.00%
Net Expenses	1.04%	1.04%	0.57%	0.57%
1T he rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Shown below are the net expenses actually paid by Fifth Third Muni Money Market Trust Shares and Class A Shares for the fiscal year ended July 31, 2007.  Although not contractually obligated to do so, Federated Muni Money Market’s Adviser and administrator waived certain amounts, and the shareholder services provider did not charge certain amounts.  These are shown below along with the net expenses actually paid by Federated Muni Money Market and Federated Muni Money Market Pro Forma Combined for the fiscal year ended July 31, 2007.

Total Voluntary Waivers, Reimbursement and Reduction of Fund Expenses	0.00%	0.00%	0.14%	0.14%
Total Actual Annual Fund Operating Expenses (after waivers, reimbursement and reduction)	0.46%	0.46%	0.43%	0.43%
2FIMCO voluntarily waived a portion of the management fee.  FIMCO can terminate this voluntary waiver at any time.  The management fee paid by Federated Muni Money Market and Federated Muni Money Market Pro Forma Combined (after the voluntary waiver) was 0.09% for the fiscal year ended July 31, 2007.

3    With respect to Fifth Third Muni Money Market, Other Expenses also include amounts the Fund  incurs indirectly in connection with its investment in other investment companies.  Amount is less than 0.01%.   Additionally, Trust Class shareholders pay a shareholder servicing fee of up to 0.25% of the average daily net assets of such shares.

4   With respect to Federated Muni Money Market and Federated Muni Money Market Pro Forma Combined, Other Expenses include a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services.  Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  The administrator voluntarily waived a portion of its fee.  The administrator can terminate this voluntary waiver at any time.  Additionally, the shareholder services provider did not charge, and therefore the Federated Muni Money Market’s Institutional Service  Shares did not accrue, a portion of its fee.  This reduction can be terminated at any time.  Total other expenses paid by t Federated Muni Money Market and estimated expense for Federated Muni Money Market Pro Forma Combined’s Institutional Service Shares (after the voluntary waiver and reduction) were 0.34% for the fiscal year ended July 31, 2007.

5Fifth Third Muni Money Market’s Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008.  Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect.  No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that, for the Fifth Third Muni Money Market’s Trust Shares and Class A Shares operating expenses are as shown in the Table and remain the same, and for the Federated Muni Money Market and Federated Muni Money Market Pro Forma Combined’s Institutional Service Shares operating expenses are before waiver and reduction as shown in the Table and remain the same.   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fifth Third Muni Money Market , Trust Shares	$47	$273	$518	$1,220
Fifth Third Muni Money Market, Class A Shares	$47	$273	$518	$1,220
Federated Muni Money Market, Institutional Service Shares	$58	$183	$318	$714
Federated Muni Money Market , Institutional Service Shares Pro Forma Combined	$58	$183	$318	$714

FIFTH THIRD MUNICIPAL MONEY MARKET FUND SELECT SHARES AND PREFERRED SHARES--MUNICIPAL OBLIGATIONS FUND INSTITUTIONAL CAPITAL SHARES

FEES AND EXPENSES
This table describes (1) the actual fees and expenses for the Select Shares and Preferred Shares of Fifth Third Muni Money Market as of its fiscal year ended July 31, 2007; (2) the actual fees and  expenses for the Institutional Capital Shares of Federated Muni Money Market as of its fiscal year ended July 31, 2007; and (3) the proforma fees and expenses of Institutional Capital  Shares of Federated Muni Money Market on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Fifth Third Muni Money Market – Select Shares	Fifth Third Muni Money Market – Preferred Shares	Federated Muni Money Market – Institutional Capital Shares	Federated Muni Money Market – Institutional Capital Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%	0.50%	0.20%[2]	0.20%[2]
Distribution (12b-1) Fee	None	None	None	None
Other Expenses	0.37%[3]	0.44%[3]	0.35%[4]	0.35%[4]
Total Annual Fund Operating Expenses	0.87%	0.94%	0.55%	0.55%
Fee Waivers/Reimbursements (contractual)	0.58%[5]	0.58%[5]	0.00%	0.00%
Net Expenses	0.29%	0.36%	0.55%	0.55%
1The rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Shown below are the net expenses actually paid by the Fifth Third Muni Money Market Select Shares and Preferred Shares for the fiscal year ended July 31, 2007.  Although not contractually obligated to do so, Federated Muni Money Market’s  Adviser and administrator waived certain amounts, and the shareholder services provider did not charge certain amounts.  These are shown below along with the net expenses actually paid by  Federated Muni Money Market and  Federated Muni Money Market Pro Forma Combined’s Institutional Capital Shares for the fiscal year ended July 31, 2007.

Total Voluntary Waivers, Reimbursement and Reduction of Fund Expenses	0.00%	0.00%	0.27%	0.27%
Total Actual Annual Fund Operating Expenses (after waivers, reimbursement and reduction)	0.29%	0.36%	0.28%	0.28%
2FIMCO  voluntarily waived a portion of the management fee.  FIMCO can terminate this voluntary waiver at any time.  The management fee paid by Federated Muni Money Market and Federated Muni Money Market Pro Forma Combined (after the voluntary waiver) was 0.09% for the fiscal year ended July 31, 2007.

3    With respect to Fifth Third Muni Money Market , Other Expenses include amounts the Fund incurs indirectly in connection with its investment in other investment companies.  Amount is less than 0.01%. Additionally, shareholders pay a shareholder servicing fee of up to 0.08% and up to 0.15% of the average daily net assets of the Select Shares and Preferred Shares, respectively.

4   With respect to Federated Muni Money Market and Federated Muni Money Market Pro Forma Combined, Other Expenses include a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services.  Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  The administrator voluntarily waived a portion of its fee.  The administrator can terminate this voluntary waiver at any time.  Additionally, the shareholder services provider did not charge, and therefore the Federated Muni Money Market’s Institutional Capital  Shares did not accrue, a portion of its fee.  This reduction can be terminated at any time.  Total other expenses paid by the Federated Muni Money Market and estimated expense for Federated Muni Money Market’s Institutional Capital Shares (after the voluntary waiver and reduction) were 0.19% for the fiscal year ended July 31, 2007.

5Fifth Third Muni Money Market’s Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008.  Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect.  No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that, for the Fifth Third Muni Money Market’s Select Shares and Preferred Shares, operating expenses are as shown in the Table and remain the same, and for the Federated Muni Money Market and Federated Muni Money Market Pro Forma Combined’s Institutional Capital Shares operating expenses are before waiver and reduction as shown in the Table and remain the same.   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fifth Third Muni Money Market, Select Shares	$30	$220	$426	$1,020
Fifth Third Muni Money Market , Preferred Shares	$37	$241	$463	$1,101
Federated Muni Money Market, Institutional Capital Shares	$56	$176	$307	$689
Federated Muni Money Market, Institutional Capital Shares Pro Forma Combined	$56	$176	$307	$689

FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND INSTITUTIONAL SHARES AND CLASS A SHARES--MICHIGAN MUNICIPAL CASH TRUST INSTITUTIONAL SERVICE SHARES

FEES AND EXPENSES
This table describes (1) the actual fees and expenses for the Institutional Shares and Class A Shares of the Fifth Third Michigan Municipal Money Market Fund for its fiscal year ended  July 31, 2007; (2) the anticipated  fees and expenses that you may pay if you buy and hold Institutional Service Shares of Federated MI Money Market for its fiscal year ending October 31, 2008; and (3) the proforma fees and expenses of Institutional Service Shares of Federated MI Money Market on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Fifth Third MI Money Market – Institutional Shares	Fifth Third MI Money Market – Class A Shares	Federated MI Money Market – Institutional Service Shares	Federated MI Money Market- Institutional Service Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%	0.40%	0.40%[2]	0.40%[2]
Distribution (12b-1) Fee	None	0.25%	None	None
Other Expenses	0.27%[3]	0.27%[3]	0.54[4]	0.41%[4]
Total Annual Fund Operating Expenses	0.67%[5]	0.92%[5,6]	0.94%	0.81%
1The rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Shown below are the net expenses actually paid by Fifth Third MI Money Market Institutional Shares and Class A Shares for the fiscal year ended July 31, 2007.  Although not contractually obligated to do so, Federated MI Money Market’s  Adviser expects to waive and the shareholder services provider expects to reimburse and not to charge certain amounts.  These are shown below along with the net expenses the Federated MI Money Market and Federated MI Money Market  Pro Forma Combined expect to pay for the fiscal year ending October 31, 2008.

Total Voluntary Waivers, Reimbursement and Reduction of Fund Expenses	0.13%	0.22%[6]	0.38%	0.25%
Total Actual/Anticipated Annual Fund Operating Expenses (after voluntary waivers, reimbursements and reduction)	0.54%	0.70%	0.56%[7]	0.56%[7]
2FIMCO expects to voluntarily waive a portion of the management fee.  FIMCO can terminate this anticipated voluntary waiver at any time.  The management fee paid by Federated MI Money Market and Federated MI Money Market Pro Forma Combined (after the anticipated voluntary waiver) is expected to be 0.23% and 0.24% for the fiscal year ending October 31, 2008.  On February 28, 2007, FIMCO agreed to contractually reduce the management fee from 0.50% to 0.40%.  Given that the reduction occurred four months into the Fund’s fiscal year, the actual management fee (before voluntary waiver) would have been greater than 0.40%.  This fee table reflects the management fee that is in place for the entire fiscal year ending October 31, 2008.  The management fee paid by the Federated MI Money Market (after the voluntary waiver) was 0.23% for the fiscal year ended October 31, 2007.

3    With respect to the Fifth Third  MI Money Market , Other Expenses include amounts the Fund  incurs indirectly in connection with its  investment in other investment companies.  Amount is less than 0.01%.

4   With respect to Federated MI Money Market and Federated MI Money Market Pro Forma Combined, Other Expenses include a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services.  Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  The shareholder services provider expects to voluntarily reimburse a portion of its fee.  The shareholder services provider can terminate this anticipated voluntary reimbursement at any time.  In addition, the shareholder services provider expects not to charge, and therefore the Federated MI Money Market’s Institutional Service Shares will not accrue, a portion of its fee.  This reduction can be terminated at any time.  Total other expenses paid by the Federated MI Money Market and Federated MI Money Market Pro Forma Combineds’ Institutional Service Shares (after the anticipated voluntary reimbursement and reduction) are expected to be 0.33% and 0.32%, respectively, for the fiscal year ending October 31, 2008.  Total other expenses paid by the Federated MI Money Market’s Institutional Service Shares (after the voluntary reimbursement and reduction) were 0.33% for the fiscal year ended October 31, 2007.

5Fifth Third MI Money Market’s Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008.  Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect.  No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

6  Fifth Third MI Money Market’s Distributor has voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.70% for Class A Shares.  These waivers and/or expense reimbursements may be discontinued at any time.

7Total Actual Annual Fund Operating Expenses paid by the Federated MI Money Market’s Institutional Service Shares (after voluntary waiver, reimbursement and reduction) were 0.56% for the fiscal year ended October 31, 2007.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that, for the Fifth Third MI Money Market ’s Institutional Shares and Class A Shares, operating expenses are before waivers and reimbursement as shown in the Table and remain the same, and for the Federated MI Money Market and Federated MI Money Market Pro Forma Combined’s Institutional Service Shares operating expenses are before waiver, reimbursement and reduction as shown in the Table and remain the same.   Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Fifth Third MI Money Market , Institutional Shares	$55	$202	$361	$822
Fifth Third MI Money Market , Class A Shares	$81	$281	$497	$1,119
Federated MI Money Market, Institutional Service Shares	$96	$300	$520	$1,155
Federated MI Money Market, Institutional Service Shares Pro Forma Combined	$83	$259	$450	$1,002

COMPARISON OF POTENTIAL RISKS AND REWARDS; PERFORMANCE HISTORY

The bar charts and tables below compare the potential risks and rewards of investing in each Fifth Third Fund and the corresponding Federated Fund.  The bar charts provide an indication of the risks of investing in each Fund by showing changes in each Funds’ performance from year to year.  The total returns shown in the bar charts are based upon NAV.  The tables show how each Fund’s average annual total returns for the one year, five years and ten years (or start of performance) compare to the returns of a broad-based market index.  The figures assume reinvestment of dividends and distributions.

FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND AND FIFTH THIRD MUNICIPAL BOND FUND--FEDERATED INTERMEDIATE MUNICIPAL TRUST

FIFTH THIRD FUNDS

 Year-by-Year Total Returns as of 12/31 For Class A Shares1

The ‘y’ axis reflects the “% Total Return” beginning with “(2)” and increasing in increments of 2% up to 10%.
The ‘x’ axis represents calculation periods for the 10 calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Fifth Third Municipal Bond Fund Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2007. The percentages noted are: 5.09%, (1.27)%, 8.72%, 4.47%, 7.99%, 3.09%, 1.81%, 0.94%, 3.46% and 2.94% respectively.

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.
The Fund’s Class A Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was     0.37%.
Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 3.48% (quarter ended June 30, 2002). Its lowest quarterly return was (2.08) % (quarter ended June 30, 2004).

1
For the period prior to October 29, 2001, the quoted performance of Class A Shares reflects the performance of the Investment Shares of the Kent Intermediate Tax-Free Fund.  On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Intermediate Municipal Bond Fund.

Average Annual Total Returns (for the periods ended December 31, 2007)1

FUND	Inception Date	1 Year	5 Years	10 Years
Class A Shares [2](with 4.75% sales charge)	12/18/92
Return Before Taxes		(0.70)%	1.72%	3.31%
Return After Taxes on Distributions[3]		(1.93)%	0.42%	1.79%
Return After Taxes on Distributions and Sale of Fund Shares[3]		(0.43)%	0.75%	1.93%
Class B Shares[4,5] (with applicable Contingent Deferred Sales Charge)	12/16/92
Return Before Taxes		(1.99)%	1.93%	3.20%
Class C Shares[4] (with applicable Contingent Deferred Sales Charge)	12/16/92
Return Before Taxes		2.27%	1.68%	2.90%
Lehman Brothers Quality Intermediate Municipal Bond Index[6] (reflects no deduction for fees, expenses or taxes)		6.01%	5.89%	4.73%

1.
On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Intermediate Municipal Bond Fund.

2.
For the period prior to October 29, 2001, the quoted performance of Class A Shares reflects the performance of the Investment Shares of the Kent Tax-Free Fund, adjusted to reflect the sales charges for Class A Shares.

3.
After tax returns are calculated using a standard set of assumptions.  The stated returns assume the highest historical federal income and capital gains tax rules.  Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions.  Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.  These after tax returns do not reflect the effect of any applicable state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401 (k) plans.

4.
The performance of Class B and Class C Shares is based on the performance for Institutional Shares of the Kent Tax-Free Fund, adjusted to reflect the expenses and sales charges for Class B and Class C Shares, for the period prior to the commencement of operations of Class B and Class C Shares on October 29, 2001.

5.	Class B Shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B Shares of certain other Fifth Third Funds.

6.	The Lehman Brothers Quality Intermediate Municipal Bond Index is an unmanaged index that is generally representative of intermediate term municipal bonds with a maturity between two and twelve years.

Year-by-Year Total Returns as of 12/31 For Institutional Shares1

The ‘y’ axis reflects the “% Total Return” beginning with “(3)” and increasing in increments of 2% up to 11%.
The ‘x’ axis represents calculation periods for the 10 calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Fifth Third Municipal Bond Fund Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2007. The percentages noted are: 5.37%, (1.01)%, 8.99%, 4.73%, 8.24%, 3.26%, 2.06%, 1.21%, 3.72% and 3.29% respectively.

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.
The Fund’s Institutional Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was  0.48%.
Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 3.56% (quarter ended September 30, 2002). Its lowest quarterly return was (2.02) % (quarter ended June 30, 2004).

1    For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Investment Shares of the Kent Intermediate Tax-Free Fund.  On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Intermediate Municipal Bond Fund.

Average Annual Total Returns (for the periods ended December 31, 2007)1

FUND	Inception Date	1 Year	5 Years	10 Years
Institutional Shares [1]	12/16/92
Return Before Taxes		3.29%	2.71%	3.95%
Return After Taxes on Distributions[2]		1.93%	1.30%	2.32%
Return After Taxes on Distributions and Sale of Fund Shares[2]		2.17%	1.53%	2.41%
Lehman Brothers Quality Intermediate Municipal Bond Index[3] (reflects no deduction for fees, expenses or taxes		6.01%	5.89%	4.73%

1.      On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed byFifth Third Asset    Management, Inc. was merged into Fifth Third Municipal Bond Fund.  As such, for the period prior toOctober 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional Shares of the Kent Intermediate Tax-Free Fund.

2.      After tax returns are calculated using a standard set of assumptions.  The stated returns assume the highest historicalfederal income and capital gains tax rules.  Returns after taxes on distributions assumes a continued investment in theFund and shows the effect of taxes on Fund distributions.  Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.  These after tax returns do not reflect the effect of any applicable state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401 (k) plans.

3.      The Lehman Brothers Quality Intermediate Municipal Bond Index is an unmanaged index that is generally representativeof intermediate term municipal bonds with a maturity between two and twelve years.

Year-by-Year Total Returns as of 12/31 For Class A Shares1

The ‘y’ axis reflects the “% Total Return” beginning with “(6)” and increasing in increments of 2% up to 14%.
The ‘x’ axis represents calculation periods for the 10 calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Fifth Third Municipal Bond Fund Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2007. The percentages noted are: 5.43%,  (3.40)%, 11.97%, 3.89%, 9.34%, 4.47%, 2.79%, 1.81%, 3.94% and 3.04% respectively.

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.
The Fund’s Class A Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was     (0.23)%.
Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 4.83% (quarter ended September 30, 2002). Its lowest quarterly return was (2.63) % (quarter ended June 30, 2004).

1    For the period prior to October 29, 2001, the quoted performance of Class A Shares reflects the performance of the Investment Shares ofthe Kent Tax-Free Income Fund.  On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment companymanaged by Fifth Third Asset Management, Inc. was merged into Fifth Third Municipal Bond Fund.

Average Annual Total Returns (for the periods ended December 31, 2007)1

FUND	Inception Date	1 Year	5 Years	10 Years
Class A Shares [2](with 4.75% sales charge)	4/1/95
Return Before Taxes		(1.82)%	2.20%	3.75%
Return After Taxes on Distributions[3]		(3.17)%	0.53%	1.96%
Return After Taxes on Distributions and Sale of Fund Shares[3]		(1.16)%	1.06%	2.21%
Class B Shares[4,5] (with applicable Contingent Deferred Sales Charge)	3/20/95
Return Before Taxes		(2.70)%	2.10%	3.45%
Class C Shares[4] (with applicable Contingent Deferred Sales Charge)	3/20/95
Return Before Taxes		2.31%	2.44%	3.47%
Lehman Brothers Municipal Bond Index[6] (reflects no deduction for fees, expenses or taxes)		3.36%	4.30%	5.18%

1                 On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by FifthThird Asset Management, Inc. was merged into Fifth Third Municipal Bond Fund.

2      For the period prior to October 29, 2001, the quoted performance of Class A Shares reflects the performance of theInvestment Shares of the Kent Tax-Free Income Fund, adjusted to reflect the sales charges for Class A Shares.

3.      After tax returns are calculated using a standard set of assumptions.  The stated returns assume the highest historicalfederal income and capital gains tax rules.  Returns after taxes on distributions assumes a continued investment in theFund and shows the effect of taxes on Fund distributions.  Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.  These after tax returns do not reflect the effect of any applicable state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401 (k) plans.

4.      The performance of Class B and Class C Shares is based on the performance for Institutional Shares of the Kent Tax-Free Income Fund, adjusted to reflect the expenses and sales charges for Class B and Class C Shares, for the period priorto the commencement of operations of Class B and Class C Shares on October 29, 2001.

5.      Class B Shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of ClassB Shares of certain other Fifth Third Funds.

6.      The Lehman Brothers Municipal Bond Index is an unmanaged index that is generally representative of the municipalbond market.  The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remainingmaturities of at least one year.

Year-by-Year Total Returns as of 12/31 For Institutional Shares1

The ‘y’ axis reflects the “% Total Return” beginning with “(9)” and increasing in increments of 5% up to 16%.
The ‘x’ axis represents calculation periods for the 10 calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Fifth Third Municipal Bond Fund Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2007. The percentages noted are: 5.71%, (3.26)%, 12.40%, 4.07%, 9.65%, 4.69%, 3.07%, 1.97%, 4.33% and 3.21% respectively.

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.
The Fund’s Institutional Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was (0.01)%.
Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 5.01% (quarter ended December 31, 2000). Its lowest quarterly return was (2.57) % (quarter ended June 30, 2004).

1    For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Investment Sharesof the Kent Tax-Free Income Fund.  On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment companymanaged by Fifth Third Asset Management, Inc. was merged into Fifth Third Municipal Bond Fund.

Average Annual Total Returns (for the periods ended December 31, 2007)1

FUND	Inception Date	1 Year	5 Years	10 Years
Institutional Shares [1]	3/20/95
Return Before Taxes		3.21%	3.45%	4.51%
Return After Taxes on Distributions[2]		1.70%	1.66%	2.61%
Return After Taxes on Distributions and Sale of Fund Shares[2]		2.11%	2.06%	2.79%
Lehman Brothers Municipal Bond Index[3] (reflects no deduction for fees, expenses or taxes)		3.36%	4.30%	5.18%

1.      On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by FifthThird Asset Management, Inc. was merged into Fifth Third Municipal Bond Fund.  As such, for the period prior to October29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional Shares of the Kent Tax-Free Income Fund.

2.      After tax returns are calculated using a standard set of assumptions.  The stated returns assume the highest historicalfederal income and capital gains tax rules.  Returns after taxes on distributions assumes a continued investment in theFund and shows the effect of taxes on Fund distributions.  Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.  These after tax returns do not reflect the effect of any applicable state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401 (k) plans.

3.      The Lehman Brothers Municipal Bond Index is an unmanaged index that is generally representative of the municipalbond market.  The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remainingmaturities of at least one year.

FEDERATED FUND

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The ‘y’ axis reflects the “% Total Return” beginning with “(4)” and increasing in increments of 2% up to 10%.
The ‘x’ axis represents calculation periods for the 10 calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Federated Intermediate Municipal Trust Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2007. The percentages noted are: 5.24%, (2.53)%, 8.86%, 4.17%, 8.03%, 4.43%, 3.42%, 2.52%, 3.94% and 0.73% respectively.

The Fund’s Institutional Shares are sold without a sales charge (load).  The total returns displayed above are based on net asset value.
The Fund’s Institutional Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was     (2.13)%.
Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 3.77% (quarter ended September 30, 2002). Its lowest quarterly return was (1.86)% (quarter ended June 30, 1999).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 7-Year Municipal Bond Index (LB7MB), a broad-based market index, the Lehman Brothers 5 to 10 Year Municipal Bond Index (LB5MB) and the Lipper Intermediate Municipal Debt Funds Average (LIMDFA).  The LB7MB is an unmanaged index of municipal bonds, issued after December 31, 1990, with a minimum credit quality of BAA3, which have been issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have a maturity range of six to eight years.  The LB5MB is an unmanaged market-weighted blended index of municipal bonds, issued after December 31, 1990, with minimum credit ratings of at least BAA3, which have been issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have a maturity range of four to twelve years.  The LB5MB is a custom blended index comprised of the Lehman Brothers 5-Year Municipal Bond Index (approximately 28% and four to six years maturity), the Lehman Brothers 7-Year Municipal Bond Index (approximately 27% and six to eight years maturity), and the Lehman Brothers 10-Year Municipal Bond Index (approximately 45% and eight to twelve years maturity).  The LIMDFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category.  Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance.  Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2007)

FUND	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	0.73%	3.00%	3.83%
Return After Taxes on Distributions[1]	0.68%	2.99%	3.83%
Return After Taxes on Distributions and Sale of Fund Shares[1]	1.93%	3.19%	3.93%
LB7MB	5.06%	3.86%	4.96%
LB5MB	4.74%	3.89%	4.97%
LIMDFA	3.01%	3.00%	4.11%

1.  After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND--FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

FIFTH THIRD FUND

Year-by-Year Total Returns as of 12/31 For Class A Shares1,2

The ‘y’ axis reflects the “% Total Return” beginning with “(0)” and increasing in increments of 1% up to 7%.
The ‘x’ axis represents calculation periods for the 10 calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Fifth Third Michigan Municipal Bond Fund Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2007. The percentages noted are: 4.60%, 0.51%, 6.05%, 5.39%, 6.17%, 2.20%, 0.94%, 0.63%, 2.52% and 3.77% respectively.

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.
The Fund’s Class A Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was     0.80%.
Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 2.73% (quarter ended June 30, 2002). Its lowest quarterly return was (1.41) % (quarter ended June 30, 2004).

Average Annual Total Returns (for the periods ended December 31, 2007)1

FUND	Inception Date	1 Year	5 Years	10 Years
Class A Shares[2] (with 4.75% sales charge)	5/11/93
Return Before Taxes		(1.20)%	1.02%	2.75%
Return After Taxes on Distributions[3]		(2.20)%	0.05%	1.47%
Return After Taxes on Distributions and Sale of Fund Shares[3]		(0.80)%	0.31%	1.56%
Class B Shares[4,6] (with applicable Contingent Deferred Sales Charge)	5/3/93
Return Before Taxes		(2.12)%	0.75%	2.37%
Class C Shares[4] (with applicable Contingent Deferred Sales Charge)	5/3/93
Return Before Taxes		2.97%	1.14%	2.37%
Lehman Brothers 1-5 Year Municipal Bond Index[7] (reflects no deduction for fees, expenses or taxes)		5.41%	5.38%	4.10%

1.
On October 29, 2001, the Kent Michigan Municipal Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Bond Fund.

2.
For the period prior to October 29, 2001, the quoted performance of Class A Shares reflects the performance of the Investment Shares of the Kent Michigan Municipal Bond Fund, adjusted to reflect the sales charges for Class A Shares.

3.
After tax returns are calculated using a standard set of assumptions.  The stated returns assume the highest historical federal income and capital gains tax rules.  Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions.  Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.  These after tax returns do not reflect the effect of any applicable state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401 (k) plans.

4.
The performance of Class B and Class C Shares is based on the performance for Institutional Shares of the Kent Michigan Municipal Bond Fund, adjusted to reflect the expenses and sales charges for Class B and Class C Shares, for the period prior to the commencement of operations of Class B and Class C Shares on October 29, 2001.

5,	Class B Shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B Shares of certain other Fifth Third Funds.

6.	The Lehman Brothers 1-5 Year Municipal Bond Index is representative of short term municipal bonds with a maturity between one and six years.

Year-by-Year Total Returns as of 12/31 For Institutional Shares1

The ‘y’ axis reflects the “% Total Return” beginning with “(0)” and increasing in increments of 1% up to 7%.
The ‘x’ axis represents calculation periods for the 10 calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Fifth Third Michigan Municipal Bond Fund Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2007. The percentages noted are: 4.75%, 0.67%, 6.31%, 5.48%, 6.21%, 2.36%, 1.07%, 0.80%, 2.65% and 3.91% respectively.

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.
The Fund’s Institutional Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was     0.98%.
Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 2.87% (quarter ended June 30, 2002). Its lowest quarterly return was (1.38) % (quarter ended June 30, 2004).

1      For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the InstitutionalShares of the Kent Michigan Municipal Bond Fund.  On October 29, 2001, the Kent Michigan Municipal Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Bond Fund.

Average Annual Total Returns (for the periods ended December 31, 2007)1

FUND	Inception Date	1 Year	5 Years	10 Years
Institutional Shares [1]	5/3/93
Return Before Taxes		3.91%	2.16%	3.40%
Return After Taxes on Distributions[2]		2.81%	1.13%	2.06%
Return After Taxes on Distributions and Sale of Fund Shares[2]		2.53%	1.24%	2.09%
Lehman Brothers Quality Intermediate Municipal Bond Index[3] (reflects no deduction for fees, expenses or taxes)		6.01%	5.89%	4.73%

1.      On October 29, 2001, the Kent Michigan Municipal Bond Fund, a registered open-end investment company managed byFifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Bond Fund.  As such, for the periodto October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional Shares of the Kent Michigan Municipal Bond Fund.

2      After tax returns are calculated using a standard set of assumptions.  The stated returns assume the highest historical federal income and capital gains tax rules.  Returns after taxes on distributions assumes a continued investment in theFund and shows the effect of taxes on Fund distributions.  Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.  These after tax returns do not reflect the effect of any applicable state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401 (k) plans.

3      The Lehman Brothers 1-5 Year Municipal Bond Index is representative of short term municipal bonds with a maturitybetween one and six years.

FEDERATED FUND

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The ‘y’ axis reflects the “% Total Return” beginning with “(4)” and increasing in increments of 2% up to 12%.
The ‘x’ axis represents calculation periods for the 10 calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Federated Michigan Intermediate Municipal Trust Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2007. The percentages noted are: 5.57%, (1.23)%, 9.01%, 4.68%, 9.84%, 5.05%, 2.59%, 1.72%, 3.69% and 3.69% respectively.

The total returns shown in the bar chart do not reflect payment of any sales charges or recurring shareholder account fees.  If these charges or fees had been included, the returns shown would have been lower.
The Fund’s Class A Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was     0.21%.
Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 4.99% (quarter ended September 30, 2002). Its lowest quarterly return was (2.22)% (quarter ended June 30, 2004).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 7-Year General Obligation Municipal Bond Index (LB7GO) and the Lehman Brothers Municipal Bond Index (LBMB)1, Both broad-based indexes.  Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance.  Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2007)

FUND	1 Year	5 Years	10 years
Class A Shares
Return Before Taxes	0.59%	2.72%	4.10%
Return After Taxes on Distributions[2]	0.54%	2.71%	4.09%
Return After Taxes on Distributions and Sale of Fund Shares[2]	1.77%	2.89%	4.13%
LB7GO	5.08%	4.00%	4.99%
LBMB	3.36%	4.30%	5.18%

1    The LB7GO is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991 with a minimum credit rating of at leastBaa, been issued as part of a deal of at least $50 million and have a maturity range of six to eight years.  The LB7GO also includes zerocoupon bonds and bonds subject to the Alternative Minimum Tax.  The LBMB is an unmanaged market value-weighted index for the long-term, tax-exempt bond market.  To be included in the LBMB, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.  The bonds must be fixed-rate, have an issue date after December 31, 1990 and be at least one year from their maturity date.

2
After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

FIFTH THIRD OHIO MUNICIPAL BOND FUND--FEDERATED OHIO MUNICIPAL INCOME FUND

FIFTH THIRD FUND

Year-by-Year Total Returns as of 12/31 For Class A Shares

The ‘y’ axis reflects the “% Total Return” beginning with “(5)” and increasing in increments of 2% up to 11%.
The ‘x’ axis represents calculation periods for the 10 calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Fifth Third Ohio Municipal Bond Fund Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2007. The percentages noted are: 5.50%, (3.17)%, 8.72%, 4.23%, 7.69%, 3.56%, 1.84%, 0.82%, 3.07% and 3.33% respectively.

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.
The Fund’s Class A Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was     0.19%.
Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 3.62% (quarter ended September 30, 2002). Its lowest quarterly return was (2.34) % (quarter ended June 30, 1999).

Average Annual Total Returns (for the periods ended December 31, 2007)1

FUND	Inception Date	1 Year	5 Years	10 Years
Class A Shares (with 4.75% sales charge)	1/1/87
Return Before Taxes		(1.55)%	1.53%	3.00%
Return After Taxes on Distributions[1]		(2.76)%	0.34%	1.63%
Return After Taxes on Distributions and Sale of Fund Shares[1]		(0.95)%	0.63%	1.73%
Class B Shares[2,4] (with applicable Contingent Deferred Sales Charge)	1/1/87
Return Before Taxes		(2.32)%	1.40%	2.59%
Class C Shares[3] (with applicable Contingent Deferred Sales Charge)	1/1/87
Return Before Taxes		2.59%	1.75%	2.78%
Lehman Brothers Quality Intermediate Municipal Bond Index[5] (reflects no deduction for fees, expenses or taxes)		6.01%	5.89%	4.73%

1.      After tax returns are calculated using a standard set of assumptions.  The stated returns assume the highest historicalfederal income and capital gains tax rules.  Returns after taxes on distributions assumes a continued investment in theFund and shows the effect of taxes on Fund distributions.  Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.  These after tax returns do not reflect the effect of any applicable state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401 (k) plans.

2.      The performance of Class B Shares is based on the performance for Class A Shares, adjusted to reflect the expenses andsales charges for Class B Shares, for the period prior to the commencement of operations of Class B Shares on October11, 2000.

3.      The performance of Class C Shares is based on the performance for Class A Shares, adjusted to reflect the expenses andsales charges for Class C Shares, for the period prior to the commencement of operations of Class C Shares on April 24,1996.

4.      Class B Shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of ClassB Shares of certain other Fifth Third Funds.

5.      The Lehman Brothers Quality Intermediate Municipal Bond Index is generally representative of intermediate termmunicipal bonds with a maturity between two and twelve years.

Year-by-Year Total Returns as of 12/31 For Institutional Shares1

The ‘y’ axis reflects the “% Total Return” beginning with “(5)” and increasing in increments of 2% up to 11%.
The ‘x’ axis represents calculation periods for the 10 calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Fifth Third Ohio Municipal Bond Fund Institutional  Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2007. The percentages noted are: 5.61%, (2.94)%, 8.87%, 4.57%, 7.85%, 3.84%, 1.98%, 1.09%, 3.43% and 3.61% respectively.

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.
The Fund’s Institutional Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was     0.20%.
Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 3.56% (quarter ended September 30, 2002). Its lowest quarterly return was (2.28) % (quarter ended June 30, 1999).

1    The Fund first offered Institutional Shares on August 11, 1998.  The quoted performance of Institutional Shares for the period prior toAugust 11, 1998 reflects the performance for Class A Shares, a class of shares of the Fund not offered by this Prospectus.  Class A Sharesof the Fund would have substantially similar annual returns as Institutional Shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.

Average Annual Total Returns (for the periods ended December 31, 2007)

FUND	Inception Date	1 Year	5 Years	10 Years
Institutional Shares [1]	1/1/87
Return Before Taxes		3.61%	2.78%	3.74%
Return After Taxes on Distributions[2]		2.23%	1.49%	2.28%
Return After Taxes on Distributions and Sale of Fund Shares[2]		2.40%	1.64%	2.32%
Lehman Brothers Quality Intermediate Municipal Bond Index[3] (reflects no deduction for fees, expenses or taxes)		6.01%	5.89%	4.73%

1.      The Fund first offered Institutional Shares on August 11, 1998.  The quoted performance of Institutional Shares for theperiod prior to August 11, 1998 reflects the performance for Class A Shares, a class of shares of the Fund not offered bythis Prospectus.  Class A Shares of the Fund would have substantially similar annual returns as Institutional Shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.

2.      After tax returns are calculated using a standard set of assumptions.  The stated returns assume the highest historicalfederal income and capital gains tax rules.  Returns after taxes on distributions assumes a continued investment in theFund and shows the effect of taxes on Fund distributions.  Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.  These after tax returns do not reflect the effect of any applicable state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401 (k) plans.

3.      The Lehman Brothers Quality Intermediate Municipal Bond Index is generally representative of intermediate termmunicipal bonds with a maturity between two and twelve years.

FEDERATED FUND

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class F Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The ‘y’ axis reflects the “% Total Return” beginning with “(8)” and increasing in increments of 5% up to 12%.
The ‘x’ axis represents calculation periods for the 10 calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Federated Ohio Municipal Income Fund Class F Shares for each calendar year is stated directly at the 6.06%, (4.74) %, 10.28%, 4.32%, 8.14%, 5.49%, 4.47%, 3.16%, 4.65% and 1.16% respectively.

The total returns shown in the bar chart do not reflect payment of any sales charges or recurring shareholder account fees.  If these charges or fees had been included, the returns shown would have been lower.
The Fund’s Class F Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was     (0.37)%.
Within the period shown in the bar chart, the Fund’s Class F Shares highest quarterly return was 4.55% (quarter ended September 30, 2002). Its lowest quarterly return was (2.35)% (quarter ended June 30, 2004).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class F Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Municipal Bond Index (LBMB)1, a broad-based market index and the Lipper Ohio Municipal Debt Funds Average (LOMDFA), an average of Funds with similar investment objectives.  The LOMDFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category.  Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance.  The index is unmanaged, and it is not possible to invest directly in an index or an average.

(For the periods ended December 31, 2007)

FUND	1 Year	5 Years	10 years
Class F Shares
Return Before Taxes	(0.85)%	3.56%	4.12%
Return After Taxes on Distributions[2]	(0.85)%	3.56%	4.10%
Return After Taxes on Distributions and Sale of Fund Shares[2]	0.86%	3.67%	4.17%
LBMB	3.36%	4.30%	5.18%
LOMDFA	1.82%	3.47%	4.14%

1    The LBMB is an unmanaged market value-weighted index for the long-term, tax-exempt bond market.  To be included in the LBMB, bondsmust have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least$75 million.  The bonds must be fixed-rate, have an issue date after December 31, 1990 and be at least one year from their maturity date.

2    After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income andcapital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes onFund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND--MUNICIPAL OBLIGATIONS FUND

FIFTH THIRD FUND

Year-by-Year Total Returns as of 12/31 For Institutional Shares1

The ‘y’ axis reflects the “% Total Return” beginning with “0” and increasing in increments of 1% up to 5%.
The ‘x’ axis represents calculation periods for the 10 calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Fifth Third  Municipal Money Market Fund Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2007. The percentages noted are: 2.69%, 2.86%, 0.04%, 2.49%, 1.13%, 0.76%, 0.86%, 2.10%, 3.07% and 3.58% respectively.

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.
The Fund’s Institutional Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was     1.11%.
Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 1.02% (quarter ended December 31, 2000). Its lowest quarterly return was 0.16% (quarter ended September 30, 2003).

Average Annual Total Returns (for the periods ended December 31, 2007)1

FUND	Inception Date	1 Year	5 Years	10 Years
Institutional Shares	9/7/83	3.58%	2.12%	2.35%

1.      The Fund first offered Institutional Shares on September 21, 1998.  The quoted performance of Institutional Shares forthe period prior to September 21, 1998 reflects the performance of Class A Shares, a class of shares of the Fund notoffered by this Prospectus.  Class A Shares of the Fund would have substantially similar annual returns as Institutional Shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes have different expenses.

Year-by-Year Total Returns as of 12/31 For Select Shares

The ‘y’ axis reflects the “% Total Return” beginning with “0” and increasing in increments of 1% up to 5%.
The ‘x’ axis represents calculation periods for the four calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Fifth Third Municipal Money Market Fund Select Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 2004 through 2007. The percentages noted are: 0.78%, 2.02%, 3.24% and 3.90% respectively.

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.
The Fund’s Select Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was     1.07%.
Within the period shown in the bar chart, the Fund’s Select Shares highest quarterly return was 0.64% (quarter ended December 31, 2005). Its lowest quarterly return was 0.14% (quarter ended March 31, 2004).

Average Annual Total Returns (for the periods ended December 31, 2007)

FUND	Inception Date	1 Year	Since Inception
Select Shares	10/20/03	3.50%	2.30%

Year-by-Year Total Returns as of 12/31 For Preferred Shares

The ‘y’ axis reflects the “% Total Return” beginning with “0” and increasing in increments of 1% up to 5%.
The ‘x’ axis represents calculation periods for the four calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Fifth Third Municipal Money Market Fund Preferred Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2007. The percentages noted are: 0.71%, 1.94%, 3.17%, and 3.43% respectively.

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.
The Fund’s Preferred Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was     1.04%.
Within the period shown in the bar chart, the Fund’s Preferred Shares highest quarterly return was 0.62% (quarter ended December 31, 2005). Its lowest quarterly return was 0.13% (quarter ended June 30, 2004).

Average Annual Total Returns (for the periods ended December 31, 2007)

FUND	Inception Date	1 Year	Since Inception
Preferred Shares	10/20/03	3.43%	2.23%

Year-by-Year Total Returns as of 12/31 For Trust Shares

The ‘y’ axis reflects the “% Total Return” beginning with “0” and increasing in increments of 1% up to 5%.
The ‘x’ axis represents calculation periods for the four calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Fifth Third Municipal Money Market Fund Trust Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2007. The percentages noted are: 0.61%, 1.84%, 3.07%, and 3.32% respectively.

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.
The Fund’s Trust Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was     0.99%.
Within the period shown in the bar chart, the Fund’s Trust Shares highest quarterly return was 0.60% (quarter ended December 31, 2005). Its lowest quarterly return was 0.10% (quarter ended March 31, 2004).

Average Annual Total Returns (for the periods ended December 31, 2007)

FUND	Inception Date	1 Year	Since Inception
Trust Shares	10/20/03	3.32%	2.12%

Year-by-Year Total Returns as of 12/31 For Class A Shares1

The ‘y’ axis reflects the “% Total Return” beginning with “0” and increasing in increments of 1% up to 5%.
The ‘x’ axis represents calculation periods for the 10 calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Fifth Third  Municipal Money Market Fund Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2007. The percentages noted are: 2.68%, 2.79%, 3.81%, 2.42%, 1.06%, 0.58%, 0.61%, 1.84%, 3.07% and 3.33% respectively.

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.
The Fund’s Class A Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was     0.99%.
Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 1.01% (quarter ended December 31, 2000). Its lowest quarterly return was 0.09% (quarter ended September 30, 2003).

1  For the period prior to September 21, 1998, the quoted performance of Class A Shares reflects the performance of the Investors Shares of the Cardinal Tax Exempt Money Market Fund.  On September 21, 1998, the Cardinal Tax Exempt Money Market Fund, a registered open-end investment company managed by The Ohio Company, was consolidated into Fifth Third Municipal Money Market Fund.

Average Annual Total Returns (for the periods ended December 31, 2007)1

FUND	Inception Date	1 Year	5 Years	10 Years
Class A Shares[2]	9/7/83	3.33%	1.88%	2.21%

1.      On September 21, 1998, the Cardinal Tax Exempt Money Market Fund, a registered open-end investment companymanaged by The Ohio Company, was consolidated into Fifth Third Municipal Money Market Fund.

2.      For the period prior to September 21, 1998, the quoted performance of Class A Shares reflects the performance of theInvestors Shares of the Cardinal Tax Exempt Money Market Fund.

FEDERATED FUND

Risk/Return Bar Chart and Table

The ‘y’ axis reflects the “% Total Return” beginning with “0” and increasing in increments of 1% up to 5%.
The ‘x’ axis represents calculation periods for the 10 calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Municipal Obligations Fund- Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2007. The percentages noted are: 3.36%, 3.39%, 4.27%, 2.93%, 1.50%, 1.02%, 1.14%, 2.34%, 3.37% and 3.58% respectively.

Historically, the Fund has maintained a constant $1.00 net asset value per Share.  The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.
The Fund’s Institutional Shares are sold without a sales charge (load).  The total returns displayed above are based upon net asset value.
The Fund's Institutional Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was 1.28%.
Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 1.11% (quarter ended December 31, 2000).  Its lowest quarterly return was 0.21% (quarter ended September 30, 2003).

Average Annual Total Return Table

The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2007.

Calendar Period	Fund
1 Year	3.58%
5 Years	2.29%
10 Years	2.71%

The Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2007 was 3.31%.  You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Past performance is no guarantee of future results.  This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

The ‘y’ axis reflects the “% Total Return” beginning with “0” and increasing in increments of 1% up to 5%.
The ‘x’ axis represents calculation periods for the 10 calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Municipal Obligations Fund- Institutional Capital Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2007. The percentages noted are: 3.44%, 3.27%, 4.15%, 2.80%, 1.38%, 0.90%, 1.02%, 2.23%, 3.27% and 3.48% respectively.

Historically, the Fund has maintained a constant $1.00 net asset value per Share.  The bar chart shows the variability of the Fund’s Institutional Capital Shares total returns on a calendar year-end basis.
The Fund’s Institutional Capital Shares are sold without a sales charge (load).  The total returns displayed above are based upon net asset value.
The Fund's Institutional Capital Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was 1.23%.
Within the period shown in the bar chart, the Fund’s Institutional Capital Shares highest quarterly return was 1.08% (quarter ended December 31, 2000).  Its lowest quarterly return was 0.18% (quarter ended September 30, 2003).

Average Annual Total Return Table

The following table represents the Fund’s Institutional Capital Shares Average Annual Total Returns for the calendar periods ended December 31, 2007.

Calendar Period	Fund
1 Year	3.48%
5 Years	2.18%
10 Years	2.59%

The Fund’s Institutional Capital Shares 7-Day Net Yield as of December 31, 2007 was 3.21%.  You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Past performance is no guarantee of future results.  This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

The ‘y’ axis reflects the “% Total Return” beginning with “0” and increasing in increments of 1% up to 5%.
The ‘x’ axis represents calculation periods for the 10 calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Municipal Obligations Fund- Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2007. The percentages noted are: 3.00%, 3.13%, 4.01%, 2.07%, 1.25%, 0.77%, 0.89%, 2.08%, 3.11% and 3.33% respectively.

Historically, the Fund has maintained a constant $1.00 net asset value per Share.  The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-end basis.
The Fund’s Institutional Service Shares are sold without a sales charge (load).  The total returns displayed above are based upon net asset value.
The Fund's Institutional Service Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was 1.16%.
Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 1.05% (quarter ended December 31, 2000).  Its lowest quarterly return was 0.15% (quarter ended September 30, 2003).

Average Annual Total Return Table

The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2007.

Calendar Period	Fund
1 Year	3.33%
5 Years	2.03%
10 Years	2.45%

The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2007 was 3.07%.  You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Past performance is no guarantee of future results.  This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND--MICHIGAN MUNICIPAL CASH TRUST

FIFTH THIRD FUND

Year-by-Year Total Returns as of 12/31 For Institutional Shares1

The ‘y’ axis reflects the “% Total Return” beginning with “0” and increasing in increments of 1% up to 5%.
The ‘x’ axis represents calculation periods for the 10 calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Fifth Third Michigan Municipal Money Market Fund- Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2007. The percentages noted are: 3.06%, 2.86%, 3.73%, 2.47%, 1.12%, 0.67%, 0.78%, 1.97%, 3.01% and 3.23% respectively.

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.
The Fund’s Institutional Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was     0.96%.
Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 0.98% (quarter ended June 30, 2000). Its lowest quarterly return was 0.13% (quarter ended September 30, 2003).

Average Annual Total Returns (for the periods ended December 31, 2007)1

FUND	Inception Date	1 Year	5 Years	10 Years
Institutional Shares	6/3/91	3.23%	1.93%	2.29%

1.      For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of theInstitutional Shares of the Kent Michigan Municipal Money Market Fund.  On October 29, 2001, the Kent MichiganMunicipal Money Market Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Money Market Fund.

Year-by-Year Total Returns as of 12/31 For Class A Shares1

The ‘y’ axis reflects the “% Total Return” beginning with “0” and increasing in increments of 1% up to 5%.
The ‘x’ axis represents calculation periods for the 10 calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Fifth Third Michigan Municipal Money Market Fund- Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2007. The percentages noted are: 3.06%, 2.86%, 3.70%, 2.22%, 1.02%, 0.57%, 0.67%, 1.81%, 2.85% and 3.05% respectively.

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.
The Fund’s Class A Shares total return for the six-month period from January 1, 2008 to June 30, 2008 was     0.88%.
Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 0.96% (quarter ended June 30, 2000). Its lowest quarterly return was 0.10% (quarter ended September 30, 2003).

1    For the period prior to October 29, 2001, the quoted performance of Class A Shares reflects the performance of the Investment Shares ofthe Kent Michigan Municipal Money Market Fund.  On October 29, 2001, the Kent Michigan Municipal Money Market Fund, a registeredopen-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Money Market Fund.

Average Annual Total Returns (for the periods ended December 31, 2007)1

FUND	Inception Date	1 Year	5 Years	10 Years
Class A Shares [2]	12/15/92	3.05%	1.78%	2.18%

1.      On October 29, 2001, the Kent Michigan Municipal Money Market Fund, a registered open-end investment companymanaged by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Money Market Fund.

2.      For the period prior to October 29, 2001, the quoted performance of Class A Shares reflects the performance of theInvestment Shares of the Kent Michigan Municipal Money Market Fund.

FEDERATED FUND

Risk/Return Bar Chart and Table

The ‘y’ axis reflects the “% Total Return” beginning with “0.00” and increasing in increments of 0.50% up to 4.00%.
The ‘x’ axis represents calculation periods for the 10 calendar years ended December 31, 2007. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Michigan Municipal Cash Trust for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 2007. The percentages noted are: 3.11%, 2.91%, 3.77%, 2.47%, 1.07%, 0.55%, 0.76%, 1.95%, 2.99 % and 3.22% respectively.
Historically, the Fund has maintained a constant $1.00 net asset value per Share.  The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-end basis.
The Fund’s Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.
The Fund’s Institutional Service Shares total return for the six-month period from January 31, 2008 to June 30, 2008, was 1.01%.
Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 0.99% (quarter ended June 30, 2000). Its lowest quarterly return was 0.12% (quarter ended September 30, 2003).

Average Annual Total Return Table
The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2007.

Calendar Period	Fund
1 Year	3.22%
5 Years	1.91%
10 Years	2.28%

The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2007 was 2.90%.  You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance is no guarantee of future results.  This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Attached hereto as Annex C to this Prospectus/Proxy Statement is Management’s Discussion of Fund Performance and a line graph showing performance for the most recent fiscal year of each Fifth Third Fund and each Federated Fund.

FINANCIAL HIGHLIGHTS-FIFTH THIRD FUNDS

FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand each Fund’s financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

For the Fifth Third Funds, the information for the Funds has been audited by PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP’s report, along with the Funds’ financial statements, is incorporated by reference in the SAI, which is available upon request.  The information for the six months ended January 31, 2008 is unaudited.

Fifth Third Funds

Financial Highlights
(For a share of beneficial interest outstanding throughout each period)
			Change in Net Assets Resulting from Operations			Less Dividends and Distributions from
		Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/(Losses) from Investment Transactions	Change in Net Assets Resulting from Operations	Net Investment Income	Net Realized Gains
Municipal Bond Institutional Shares
Year ended 7/31/03		$10.74	0.43(d)	(0.09)	0.34	(0.43)	(0.16)
Year ended 7/31/04		$10.49	0.43(d)	0.08	0.51	(0.43)	(0.17)
Year ended 7/31/05		$10.40	0.40	0.06	0.46	(0.40)	(0.39)
Year ended 7/31/06		$10.07	0.37	(0.23)	0.14	(0.37)	(0.44)
Year ended 7/31/07		$9.40	0.39(d)(e)	—	0.39	(0.37)	(0.10)
Six months ended 1/31/08 (k)		$9.32	0.18 (d)	0.17	0.35	(0.20)	(0.03)
Municipal Bond Class A Shares
Year ended 7/31/03		$10.77	0.40(d)	(0.07)	0.33	(0.40)	(0.16)
Year ended 7/31/04		$10.54	0.40(d)	0.06	0.46	(0.40)	(0.17)
Year ended 7/31/05		$10.43	0.38	0.06	0.44	(0.37)	(0.39)
Year ended 7/31/06		$10.11	0.36	(0.23)	0.13	(0.35)	(0.44)
Year ended 7/31/07		$9.45	0.36(d)(e)	(0.01)	0.35	(0.34)	(0.10)
Six months ended 1/31/08 (k)		$9.36	0.17(d)	0.17	0.34	(0.18)	(0.03)
Municipal Bond Class B Shares
Year ended 7/31/03		$10.71	0.32(d)	(0.07)	0.25	(0.33)	(0.16)
Year ended 7/31/04		$10.47	0.32(d)	0.07	0.39	(0.32)	(0.17)
Year ended 7/31/05		$10.37	0.29	0.06	0.35	(0.29)	(0.39)
Year ended 7/31/06		$10.04	0.28	(0.24)	0.04	(0.27)	(0.44)
Year ended 7/31/07		$9.37	0.29(d)(e)	—	0.29	(0.27)	(0.10)
Six months ended 1/31/08 (k)		$9.29	0.13(d)	0.17	0.30	(0.15)	(0.03)
Municipal Bond Class C Shares
Year ended 7/31/03		$10.72	0.32(d)	(0.07)	0.25	(0.33)	(0.16)
Year ended 7/31/04		$10.48	0.32(d)	0.07	0.39	(0.32)	(0.17)
Year ended 7/31/05		$10.38	0.31	0.04	0.35	(0.29)	(0.39)
Year ended 7/31/06		$10.05	0.28	(0.23)	0.05	(0.27)	(0.44)
Year ended 7/31/07		$9.39	0.29(d)(e)	—	0.29	(0.26)	(0.10)
Six months ended 1/31/08 (k)		$9.32	0.13(d)	0.17	0.30	(0.15)	(0.03)
Intermediate Municipal Bond Institutional Shares
Year ended 7/31/03		$10.79	0.37(d)	(0.09)	0.28	(0.36)	(0.07)
Year ended 7/31/04		$10.64	0.37	(0.03)	0.34	(0.36)	(0.09)
Year ended 7/31/05		$10.53	0.37	(0.07)	0.30	(0.42)	(0.08)
Year ended 7/31/06		$10.33	0.36(d)	(0.21)	0.15	(0.36)	(0.13)
Year ended 7/31/07		$9.99	0.36(d)	(0.01)	0.35	(0.36)	(0.03)
Six months ended 1/31/08 (k)		$9.95	0.18(d)	0.28	0.46	(0.18)	(0.03)
Intermediate Municipal Bond Class A Shares
Year ended 7/31/03		$10.79	0.34(d)	(0.07)	0.27	(0.34)	(0.07)
Year ended 7/31/04		$10.65	0.34	(0.02)	0.32	(0.34)	(0.09)
Year ended 7/31/05		$10.54	0.33	(0.07)	0.26	(0.39)	(0.08)
Year ended 7/31/06		$10.33	0.33(d)	(0.20)	0.13	(0.33)	(0.13)
Year ended 7/31/07		$10.00	0.34(d)	(0.02)	0.32	(0.34)	(0.03)
Six months ended 1/31/08 (k)		$9.95	0.17(d)	0.28	0.45	(0.17)	(0.03)
Intermediate Municipal Bond Class B Shares
Year ended 7/31/03		$10.78	0.26(d)	(0.08)	0.18	(0.26)	(0.07)
Year ended 7/31/04		$10.63	0.30	(0.03)	0.27	(0.30)	(0.09)
Year ended 7/31/05		$10.51	0.34	(0.07)	0.27	(0.39)	(0.08)
Year ended 7/31/06		$10.31	0.33(d)	(0.20)	0.13	(0.33)	(0.13)
Year ended 7/31/07		$9.98	0.34(d)	(0.01)	0.33	(0.34)	(0.03)
Six months ended 1/31/08 (k)		$9.94	0.17(d)	0.27	0.44	(0.16)	(0.03)
Intermediate Municipal Bond Class C Shares
Year ended 7/31/03		$10.78	0.26(d)	(0.08)	0.18	(0.26)	(0.07)
Year ended 7/31/04		$10.63	0.28	(0.04)	0.24	(0.25)	(0.09)
Year ended 7/31/05		$10.53	0.24	(0.05)	0.19	(0.31)	(0.08)
Year ended 7/31/06		$10.33	0.26(d)	(0.21)	0.05	(0.26)	(0.13)
Year ended 7/31/07		$9.99	0.27(d)	(0.02)	0.25	(0.26)	(0.03)
Six months ended 1/31/08 (k)		$9.95	0.13(d)	0.28	0.41	(0.13)	(0.03)

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)
			Ratios/Supplemental Data
Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)	Net Assets, End of Period (000's)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
(0.59)	$10.49	3.18%	$74,347	0.93%	0.79%	3.98%	21%
(0.60)	$10.40	4.84%	$57,638	0.98%	0.79%	4.05%	35%
(0.79)	$10.07	4.53%	$49,802	1.04%	0.78%	3.86%	83%
(0.81)	$9.40	1.49%	$39,514	1.06%	0.65%	3.87%	87%
(0.47)	$9.32	4.04%(e)	$44,234	1.13%	0.61%	3.87%	27%
(0.23)	$9.44	3.88%(i)	$40,609	1.11% (j)	0.61% (j)	3.79% (j)	36%
(0.56)	$10.54	3.05%	$1,906	1.18%	1.04%	3.71%	21%
(0.57)	$10.43	4.35%	$2,462	1.24%	1.04%	3.81%	35%
(0.76)	$10.11	4.35%	$1,637	1.29%	1.03%	3.63%	83%
(0.79)	$9.45	1.32%	$1,378	1.31%	0.90%	3.62%	87%
(0.44)	$9.36	3.76%(e)	$1,231	1.38%	0.86%	3.63%	27%
(0.21)	$9.49	3.73%(i)	$1,275	1.36% (j)	0.86% (j)	3.54% (j)	36%
(0.49)	$10.47	2.26%	$1,205	1.92%	1.79%	2.97%	21%
(0.49)	$10.37	3.71%	$1,528	1.99%	1.79%	3.06%	35%
(0.68)	$10.04	3.50%	$1,479	2.04%	1.78%	2.85%	83%
(0.71)	$9.37	0.47%	$1,016	2.06%	1.66%	2.86%	87%
(0.37)	$9.29	2.98%(e)	$864	2.13%	1.61%	2.88%	27%
(0.18)	$9.41	3.35%(i)	$708	2.18% (j)	1.61% (j)	2.79% (j)	36%
(0.49)	$10.48	2.31%	$548	1.93%	1.79%	2.98%	21%
(0.49)	$10.38	3.71%	$363	1.98%	1.79%	3.05%	35%
(0.68)	$10.05	3.45%	$179	2.03%	1.78%	2.91%	83%
(0.71)	$9.39	0.56%	$87	2.06%	1.66%	2.86%	87%
(0.36)	$9.32	3.04%(e)	$43	2.12%	1.61%	2.89%	27%
(0.18)	$9.44	3.35%(i)	$30	2.11% (j)	1.61% (j)	2.79% (j)	36%
(0.43)	$10.64	2.64%	$304,754	0.83%	0.73%	3.36%	85%
(0.45)	$10.53	3.27%	$255,026	0.84%	0.73%	3.42%	84%
(0.50)	$10.33	2.83%	$205,078	0.86%	0.70%	3.45%	60%
(0.49)	$9.99	1.43%	$164,537	0.87%	0.71%	3.53%	60%
(0.39)	$9.95	3.59%	$149,016	0.89%	0.68%	3.63%	37%
(0.21)	$10.20	4.67% (i)	$143,501	0.90% (j)	0.66% (j)	3.58% (j)	24%
(0.41)	$10.65	2.48%	$4,317	1.08%	0.98%	3.10%	85%
(0.43)	$10.54	3.03%	$4,479	1.09%	0.98%	3.17%	84%
(0.47)	$10.33	2.44%	$3,064	1.10%	0.95%	3.20%	60%
(0.46)	$10.00	1.27%	$2,559	1.12%	0.96%	3.28%	60%
(0.37)	$9.95	3.23%	$2,038	1.15%	0.94%	3.37%	37%
(0.20)	$10.20	4.54% (i)	$2,121	1.15% (j)	0.91% (j)	3.32% (j)	24%
(0.33)	$10.63	1.67%	$1,066	1.83%	1.73%	2.35%	85%
(0.39)	$10.51	2.54%	$1,269	1.84%	1.44%	2.71%	84%
(0.47)	$10.31	2.54%	$987	1.86%	0.95%	3.20%	60%
(0.46)	$9.98	1.28%	$446	1.87%	0.96%	3.27%	60%
(0.37)	$9.94	3.34%	$358	1.90%	0.94%	3.37%	37%
(0.19)	$10.19	4.45% (i)	$374	1.90% (j)	0.91% (j)	3.32% (j)	24%
(0.33)	$10.63	1.64%	$973	1.83%	1.73%	2.35%	85%
(0.34)	$10.53	2.29%	$366	1.83%	1.73%	2.42%	84%
(0.39)	$10.33	1.76%	$157	1.85%	1.69%	2.45%	60%
(0.39)	$9.99	0.41%	$89	1.87%	1.71%	2.52%	60%
(0.29)	$9.95	2.55%	$101	1.89%	1.67%	2.64%	37%
(0.16)	$10.20	4.14% (i)	$99	1.90% (j)	1.66% (j)	2.58% (j)	24%

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)
			Change in Net Assets Resulting from Operations			Less Dividends and Distributions from
		Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/(Losses) from Investment Transactions	Change in Net Assets Resulting from Operations	Net Investment Income	Net Realized Gains
Ohio Municipal Bond Institutional Shares
Year ended 7/31/03		$10.48	0.37	(0.09)	0.28	(0.37)	—
Year ended 7/31/04		$10.39	0.36	0.02	0.38	(0.35)	(0.03)
Year ended 7/31/05		$10.39	0.36	(0.09)	0.27	(0.35)	(0.07)
Year ended 7/31/06		$10.24	0.36(d)	(0.21)	0.15	(0.36)	(0.03)
Year ended 7/31/07		$10.00	0.37(d)(e)	(0.04)	0.33	(0.35)	(0.01)
Six months ended 1/31/08 (k)		$9.97	0.17(d)	0.28	0.45	(0.19)	(0.04)
Ohio Municipal Bond Class A Shares
Year ended 7/31/03		$10.48	0.35	(0.10)	0.25	(0.34)	—
Year ended 7/31/04		$10.39	0.33	0.03	0.36	(0.33)	(0.03)
Year ended 7/31/05		$10.39	0.33	(0.08)	0.25	(0.32)	(0.07)
Year ended 7/31/06		$10.25	0.33(d)	(0.21)	0.12	(0.33)	(0.03)
Year ended 7/31/07		$10.01	0.34(d)(e)	(0.04)	0.30	(0.32)	(0.01)
Six months ended 1/31/08 (k)		$9.98	0.16(d)	0.28	0.44	(0.18)	(0.04)
Ohio Municipal Bond Class B Shares
Year ended 7/31/03		$10.29	0.27	(0.10)	0.17	(0.27)	—
Year ended 7/31/04		$10.19	0.24	0.03	0.27	(0.25)	(0.03)
Year ended 7/31/05		$10.18	0.25	(0.08)	0.17	(0.25)	(0.07)
Year ended 7/31/06		$10.03	0.25(d)	(0.21)	0.04	(0.26)	(0.03)
Year ended 7/31/07		$9.78	0.26(d)(e)	(0.03)	0.23	(0.25)	(0.01)
Six months ended 1/31/08 (k)		$9.75	0.12(d)	0.26	0.38	(0.14)	(0.04)
Ohio Municipal Bond Class C Shares
Year ended 7/31/03		$10.44	0.26	(0.09)	0.17	(0.26)	—
Year ended 7/31/04		$10.35	0.26	0.02	0.28	(0.25)	(0.03)
Year ended 7/31/05		$10.35	0.25	(0.09)	0.16	(0.24)	(0.07)
Year ended 7/31/06		$10.20	0.25(d)	(0.20)	0.05	(0.25)	(0.03)
Year ended 7/31/07		$9.97	0.26(d)(e)	(0.03)	0.23	(0.25)	(0.01)
Six months ended 1/31/08 (k)		$9.94	0.12(d)	0.27	0.39	(0.14)	(0.04)
Michigan Municipal Bond Institutional Shares
Year ended 7/31/03		$10.39	0.31	(0.05)	0.26	(0.31)	(0.03)
Year ended 7/31/04		$10.31	0.28	(0.13)	0.15	(0.28)	(0.01)
Year ended 7/31/05		$10.17	0.28	(0.13)	0.15	(0.28)	(0.01)
Year ended 7/31/06		$10.03	0.28	(0.15)	0.13	(0.28)	—
Year ended 7/31/07		$9.88	0.30(d)	0.02	0.32	(0.30)	—
Six months ended 1/31/08 (k)		$9.90	0.15(d)	0.28	0.43	(0.15)	—
Michigan Municipal Bond Class A Shares
Year ended 7/31/03		$10.38	0.30	(0.05)	0.25	(0.30)	(0.03)
Year ended 7/31/04		$10.30	0.27	(0.13)	0.14	(0.27)	(0.01)
Year ended 7/31/05		$10.16	0.26	(0.13)	0.13	(0.26)	(0.01)
Year ended 7/31/06		$10.02	0.27	(0.15)	0.12	(0.27)	—
Year ended 7/31/07		$9.87	0.28(d)	0.02	0.30	(0.29)	—
Six months ended 1/31/08 (k)		$9.88	0.14(d)	0.29	0.43	(0.14)	—
Michigan Municipal Bond Class B Shares
Year ended 7/31/03		$10.38	0.21	(0.05)	0.16	(0.21)	(0.03)
Year ended 7/31/04		$10.30	0.18	(0.13)	0.05	(0.18)	(0.01)
Year ended 7/31/05		$10.16	0.17	(0.13)	0.04	(0.17)	(0.01)
Year ended 7/31/06		$10.02	0.19	(0.15)	0.04	(0.18)	—
Year ended 7/31/07		$9.88	0.20(d)	—	0.20	(0.20)	—
Six months ended 1/31/08 (k)		$9.88	0.10(d)	0.29	0.39	(0.10)	—
Michigan Municipal Bond Class C Shares
Year ended 7/31/03		$10.38	0.21	(0.06)	0.15	(0.21)	(0.03)
Year ended 7/31/04		$10.29	0.19	(0.13)	0.06	(0.18)	(0.01)
Year ended 7/31/05		$10.16	0.18	(0.14)	0.04	(0.17)	(0.01)
Year ended 7/31/06		$10.02	0.19	(0.15)	0.04	(0.18)	—
Year ended 7/31/07		$9.88	0.20(d)	0.01	0.21	(0.20)	—
Six months ended 1/31/08 (k)		$9.89	0.10(d)	0.29	0.39	(0.10)	—

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)
			Ratios/Supplemental Data
Total Dividends and Distributions	Net Asset value, End of Period	Total Return (excludes sales charge)	Net Assets, End of Period (000's)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
(0.37)	$10.39	2.65%	$151,478	0.85%	0.77%	3.49%	20%
(0.38)	$10.39	3.66%	$126,343	0.86%	0.78%	3.39%	15%
(0.42)	$10.24	2.61%	$104,554	0.87%	0.79%	3.37%	19%
(0.39)	$10.00	1.46%	$85,716	0.90%	0.80%	3.54%	25%
(0.36)	$9.97	3.32%(e)	$81,780	0.93%	0.79%	3.50%	12%
(0.23)	$10.19	4.58%(i)	$81,216	0.95% (j)	0.79% (j)	3.43% (j)	26%
(0.34)	$10.39	2.39%	$25,177	1.10%	1.02%	3.23%	20%
(0.36)	$10.39	3.40%	$26,962	1.11%	1.03%	3.14%	15%
(0.39)	$10.25	2.36%	$27,870	1.12%	1.04%	3.13%	19%
(0.36)	$10.01	1.19%	$23,032	1.15%	1.05%	3.29%	25%
(0.33)	$9.98	3.06%(e)	$15,451	1.18%	1.04%	3.25%	12%
(0.22)	$10.20	4.44%(i)	$13,774	1.20% (j)	1.04% (j)	3.18% (j)	26%
(0.27)	$10.19	1.59%	$5,101	1.84%	1.76%	2.48%	20%
(0.28)	$10.18	2.62%	$4,714	1.86%	1.78%	2.39%	15%
(0.32)	$10.03	1.66%	$4,279	1.87%	1.79%	2.37%	19%
(0.29)	$9.78	0.37%	$3,426	1.90%	1.80%	2.54%	25%
(0.26)	$9.75	2.26%(e)	$2,682	1.93%	1.79%	2.50%	12%
(0.18)	$9.95	4.05%(i)	$2,396	1.95% (j)	1.79% (j)	2.43% (j)	26%
(0.26)	$10.35	1.65%	$6,395	1.85%	1.77%	2.48%	20%
(0.28)	$10.35	2.65%	$4,328	1.86%	1.78%	2.39%	15%
(0.31)	$10.20	1.60%	$3,820	1.87%	1.79%	2.37%	19%
(0.28)	$9.97	0.44%	$1,217	1.90%	1.80%	2.50%	25%
(0.26)	$9.94	2.19%(e)	$734	1.93%	1.79%	2.50%	12%
(0.18)	$10.15	4.07%(i)	$655	1.95% (j)	1.79% (j)	2.43% (j)	26%
(0.34)	$10.31	2.70%	$118,867	0.77%	0.69%	3.02%	12%
(0.29)	$10.17	1.43%	$105,361	0.78%	0.69%	2.75%	21%
(0.29)	$10.03	1.49%	$74,099	0.80%	0.68%	2.70%	11%
(0.28)	$9.88	1.35%	$50,670	0.88%	0.68%	2.84%	12%
(0.30)	$9.90	3.17%	$43,905	0.98%	0.68%	3.00%	28%
(0.15)	$10.18	4.47%(i)	$43,645	0.99% (j)	0.68% (j)	2.90% (j)	18%
(0.33)	$10.30	2.45%	$8,006	1.02%	0.84%	2.84%	12%
(0.28)	$10.16	1.37%	$7,294	1.03%	0.84%	2.60%	21%
(0.27)	$10.02	1.33%	$4,713	1.05%	0.83%	2.55%	11%
(0.27)	$9.87	1.20%	$4,728	1.13%	0.83%	2.70%	12%
(0.29)	$9.88	3.05%	$4,511	1.22%	0.83%	2.85%	28%
(0.14)	$10.17	4.38%(i)	$4,573	1.24% (j)	0.83% (j)	2.75% (j)	18%
(0.24)	$10.30	1.70%	$2,010	1.76%	1.69%	1.95%	12%
(0.19)	$10.16	0.43%	$1,574	1.78%	1.69%	1.76%	21%
(0.18)	$10.02	0.46%	$1,175	1.80%	1.68%	1.71%	11%
(0.18)	$9.88	0.42%	$607	1.88%	1.68%	1.83%	12%
(0.20)	$9.88	2.06%	$568	1.98%	1.68%	2.00%	28%
(0.10)	$10.17	3.95%(i)	$573	1.99% (j)	1.68% (j)	1.90% (j)	18%
(0.24)	$10.29	1.60%	$3,967	1.77%	1.69%	1.97%	12%
(0.19)	$10.16	0.48%	$1,794	1.78%	1.69%	1.76%	21%
(0.18)	$10.02	0.43%	$449	1.80%	1.68%	1.69%	11%
(0.18)	$9.88	0.43%	$196	1.88%	1.68%	1.83%	12%
(0.20)	$9.89	2.16%	$145	1.98%	1.68%	2.00%	28%
(0.10)	$10.18	3.93%(i)	$97	1.99% (j)	1.68% (j)	1.91% (j)	18%

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)
		Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/(Losses) from Investments	Less Distributions to Shareholders
Michigan Municipal Money Market Institutional Shares
Year ended 7/31/03		$1.00	0.01	—	(0.01)
Year ended 7/31/04		$1.00	0.01	—	(0.01)
Year ended 7/31/05		$1.00	0.01	—(f)	(0.01)
Year ended 7/31/06		$1.00	0.03	—(f)	(0.03)
Year ended 7/31/07		$1.00	0.03(d)	—	(0.03)
Six months ended 1/31/08 (k)		$1.00	0.02(d)	—	(0.02)
Michigan Municipal Money Market Class A Shares
Year ended 7/31/03		$1.00	0.01	—	(0.01)
Year ended 7/31/04		$1.00	—(f)	—	—(f)
Year ended 7/31/05		$1.00	0.01	—(f)	(0.01)
Year ended 7/31/06		$1.00	0.02	—(f)	(0.02)
Year ended 7/31/07		$1.00	0.03(d)	—	(0.03)
Six months ended 1/31/08 (k)		$1.00	0.01(d)	—	(0.01)
Municipal Money Market Institutional Shares
Year ended 7/31/03		$1.00	0.01	—(f)	(0.01)
Year ended 7/31/04		$1.00	0.01	—(f)	(0.01)
Year ended 7/31/05		$1.00	0.02	—	(0.02)
Year ended 7/31/06		$1.00	0.03	—(f)	(0.03)
Year ended 7/31/07		$1.00	0.04(d)(g)	—(f)	(0.04)
Six months ended 1/31/08 (k)		$1.00	0.02(d)	—	(0.02)
Municipal Money Market Class A Shares
Year ended 7/31/03		$1.00	0.01	—(f)	(0.01)
Year ended 7/31/04		$1.00	—(f)	—(f)	—(f)
Year ended 7/31/05		$1.00	0.01	—	(0.01)
Year ended 7/31/06		$1.00	0.03	—(f)	(0.03)
Year ended 7/31/07		$1.00	0.03(d)(g)	—(f)	(0.03)
Six months ended 1/31/08 (k)		$1.00	0.02(d)	—	(0.02)
Municipal Money Market Select Shares
10/20/03(h) to 7/31/04		$1.00	—(f)	—(f)	—(f)
Year ended 7/31/05		$1.00	0.01	—	(0.01)
Year ended 7/31/06		$1.00	0.03	—(f)	(0.03)
Year ended 7/31/07		$1.00	0.03(d)(g)	—(f)	(0.03)
Six months ended 1/31/08 (k)		$1.00	0.02(d)	—	(0.02)
Municipal Money Market Preferred Shares
10/20/03(h) to 7/31/04		$1.00	—(f)	—(f)	—(f)
Year ended 7/31/05		$1.00	0.01	—	(0.01)
Year ended 7/31/06		$1.00	0.03	—(f)	(0.03)
Year ended 7/31/07		$1.00	0.03(d)(g)	—(f)	(0.03)
Six months ended 1/31/08 (k)		$1.00	0.02(d)	—	(0.02)
Municipal Money Market Trust Shares
10/20/03(h) to 7/31/04		$1.00	—(f)	—(f)	—(f)
Year ended 7/31/05		$1.00	0.01	—	(0.01)
Year ended 7/31/06		$1.00	0.03	—(f)	(0.03)
Year ended 7/31/07		$1.00	0.03(d)(g)	—(f)	(0.03)
Six months ended 1/31/08 (k)		$1.00	0.02(d)	—	(0.02)

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)
		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000's)	Ratios of Expenses to Average Net Assets (a)	Ratios of Expenses to Average Net Assets (b)	Ratios of Net Investment Income to Average Net Assets
$1.00	0.88%	$247,805	0.67%	0.54%	0.88%
$1.00	0.59%	$197,225	0.67%	0.54%	0.59%
$1.00	1.45%	$164,404	0.67%	0.54%	1.42%
$1.00	2.65%	$189,695	0.67%	0.54%	2.63%
$1.00	3.22%	$195,970	0.67%	0.54%	3.17%
$1.00	1.53% (i)	$256,505	0.67% (j)	0.54% (j)	3.02% (j)
$1.00	0.78%	$19	0.92%	0.64%	0.90%
$1.00	0.49%	$18	0.91%	0.64%	0.48%
$1.00	1.30%	$110	0.93%	0.69%	1.45%
$1.00	2.48%	$1,686	0.93%	0.70%	2.77%
$1.00	3.04%	$14,710	0.92%	0.70%	3.07%
$1.00	1.45% (i)	$14,558	0.92% (j)	0.70% (j)	2.88% (j)
$1.00	0.91%	$199,439	0.78%	0.42%	0.92%
$1.00	0.68%	$136,302	0.80%	0.38%	0.67%
$1.00	1.55%	$187,829	0.80%	0.38%	1.55%
$1.00	2.88%	$214,995	0.81%	0.25%	2.88%
$1.00	3.56%	$230,703	0.79%	0.21%	3.49%
$1.00	1.72% (i)	$243,360	0.44% (j)	0.21% (j)	3.33% (j)
$1.00	0.80%	$53,079	1.03%	0.52%	0.80%
$1.00	0.43%	$17,590	1.05%	0.63%	0.42%
$1.00	1.30%	$25,516	1.06%	0.63%	1.30%
$1.00	2.62%	$27,027	1.06%	0.50%	2.62%
$1.00	3.30%	$38,516	1.04%	0.46%	3.24%
$1.00	1.59% (i)	$46,949	1.02% (j)	0.46% (j)	3.06% (j)
$1.00	0.47%(i)	$863	0.91%(j)	0.46%(j)	0.62%(j)
$1.00	1.47%	$86	0.89%	0.46%	0.99%
$1.00	2.80%	$10,551	0.89%	0.29%	3.23%
$1.00	3.47%	$10,198	0.87%	0.29%	3.43%
$1.00	1.68% (i)	$17,656	0.85% (j)	0.29% (j)	3.22% (j)
$1.00	0.42%(i)	$637	0.98%(j)	0.53%(j)	0.55%(j)
$1.00	1.40%	$36	0.97%	0.53%	0.97%
$1.00	2.73%	$2,402	0.96%	0.36%	3.27%
$1.00	3.40%	$1,398	0.94%	0.36%	3.34%
$1.00	1.64% (i)	$24,922	0.92% (j)	0.36% (j)	3.04% (j)
$1.00	0.34%(i)	$244	1.06%(j)	0.63%(j)	0.44%(j)
$1.00	1.30%	$8,625	1.04%	0.63%	1.70%
$1.00	2.62%	$26,028	1.06%	0.49%	2.81%
$1.00	3.30%	$31,721	1.04%	0.46%	3.26%
$1.00	1.59% (i)	$34,610	1.02% (j)	0.46% (j)	3.07% (j)
(a) Before waivers and reimbursements.
(b) Net of waivers and reimbursements.
(c) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.
(d) Average shares method used in calculation.
(e) During the year ended July 31, 2007, the Advisor paid money to certain Funds related to an SEC investigation of BISYS Fund Services, a former service provider to the Funds. The payment is reported as Increase from payment by the advisor in the Statements of Operations. See additional information below regarding per share impacts and total return for the year ended July 31, 2007 had this payment not occurred.

						Amount per
						share for Payment
		Total return excluding Payment by the Advisor (excludes sales charge)				by the Advisor(1)
		Institutional	Class A	Class B	Class C	All Classes
Municipal Bond		3.81%	3.53%	2.76%	2.82%	$0.02
Ohio Municipal		3.22%	2.86%	2.15%	2.09%	$0.01

(1) Per share impact of the Payment by the Advisor was recognized by all classes on July 30, 2007. Calculation is based on outstanding shares as of July 30, 2007. Net Investment Income/(Loss) in these Financial Highlights includes the Payment by the Advisor.

(f) Amount is less than $0.005.
(g) During the year ended July 31, 2007, the Advisor paid money to certain Funds related to an SEC investigation of BISYS Fund Services, a former service provider to the Funds. The payment is reported as Increase from payment by the Advisor in the Statements of Operations.  Net Investment Income per share in these Financial Highlights includes the impact of this payment however the amount per share is less than $.005. The Funds distributed the income related to this payment after July 31, 2007. This payment into the Funds had no impact on total return for the year ended July 31, 2007.

(h) Reflects date of commencement of operations.
(i) Not annualized.
(j) Annualized.
(k) Unaudited.

For Municipal Obligations Fund, this information for the fiscal year ended July 31, 2007 has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.  The information for the six months ended January 31, 2008 is unaudited.

On August 18, 2006, the Fund’s Board, upon recommendation of the Audit Committee, appointed KPMG LLP as the Funds’ independent registered public accounting firm for the fiscal year ending July 31, 2007. On the same date, the Fund’s former auditor, Deloitte & Touche LLP, resigned. See the Fund’s Annual Report for further information regarding the change in independent registered public accounting firm.  The information for the six months ended January 31, 2008 is unaudited.

For Federated Ohio Municipal Income Fund and Federated Michigan Intermediate Municipal Trust, this information for the fiscal years ended August 31, 2007 and 2006 has been audited by KPMG LLP, whose report, along with the Fund’s audited financial statements, is included in the Annual Report. The information for prior years was audited by Deloitte & Touche LLP.  The information for the six months ended February 29, 2008 is unaudited.

For Michigan Municipal Cash Trust and Federated Intermediate Municipal Trust, this information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with each fund’s audited financial statements, is included in the Annual Report.  For Michigan Municipal Cash Trust, the information for the six months ended April 30, 2008 is unaudited.

Financial Highlights -Federated Intermediate Municipal Trust – Institutional Shares
 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended May 31	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.22	$10.25	$10.52	$10.42	$10.82
Income From Investment Operations:
Net investment income	0.42	0.45	0.45	0.46	0.46
Net realized and unrealized gain (loss) on investments	(0.52)	(0.03)	(0.27)	0.10	(0.40)
TOTAL FROM INVESTMENT OPERATIONS	(0.10)	0.42	0.18	0.56	0.06
Less Distributions:
Distributions from net investment income	(0.42)	(0.45)	(0.45)	(0.46)	(0.46)
Net Asset Value, End of Period	$9.70	$10.22	$10.25	$10.52	$10.42
Total Return[1]	(1.03)%	4.15%	1.70%	5.42%	0.54%

Ratios to Average Net Assets:
Net expenses	0.55%[2,3]	0.55%[2]	0.56%	0.58%	0.60%
Net investment income	4.16%	4.38%	4.29%	4.34%	4.31%
Expense waiver/reimbursement[4]	0.32%	0.32%	0.28%	0.31%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$120,196	$141,676	$174,074	$164,859	$167,093
Portfolio turnover	56%	38%	25%	19%	13%

1    Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

2    Includes 0.01% and 0.02% of interest and trust expenses related to the Fund’s participation in secondary inverse floater structures for the years ended May 31, 2008 and 2007, respectively.

3    The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended May 31, 2008 is 0.55% after taking into account these expense reductions.

4    This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights- Federated Michigan Intermediate Municipal Trust-Class A Shares

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/29/2008	2007	2006 [1]	2005	2004	2003
Net Asset Value, Beginning of Period	$10.84	$11.03	$11.23	$11.36	$11.17	$11.22
Income From Investment Operations:
Net investment income	0.23	0.46	0.45	0.44	0.43	0.45
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.17)	(0.19)	(0.20)	(0.13)	0.19	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.27	0.25	0.31	0.62	0.40
Less Distributions:
Distributions from net investment income	(0.23)	(0.46)	(0.45)	(0.44)	(0.43)	(0.45)
Net Asset Value, End of Period	$10.67	$10.84	$11.03	$11.23	$11.36	$11.17
Total Return[2]	0.48%	2.49%	2.33%	2.78%	5.60%	3.58%

Ratios to Average Net Assets:
Net expenses	0.51%[3]	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.15%[3]	4.21%	4.10%	3.91%	3.76%	3.96%
Expense waiver[4]	0.32%[3]	0.34%	0.32%	0.32%	0.36%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$149,727	$151,877	$167,329	$213,304	$164,213	$147,959
Portfolio turnover	4%	17%	22%	21%	20%	15%
1    Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2    Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3    Computed on an annualized basis.

4    This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Federated Ohio Municipal Income Fund-Class F Shares

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/29/2008	2007	2006 [1]	2005	2004	2003
Net Asset Value, Beginning of Period	$11.15	$11.47	$11.65	$11.51	$11.31	$11.47
Income From Investment Operations:
Net investment income	0.23	0.46	0.48	0.49	0.51	0.52
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.45)	(0.32)	(0.18)	0.15	0.20	(0.16)
TOTAL FROM INVESTMENT OPERATIONS	(0.22)	0.14	0.30	0.64	0.71	0.36
Less Distributions:
Distributions from net investment income	(0.23)	(0.46)	(0.48)	(0.50)	(0.51)	(0.52)
Net Asset Value, End of Period	$10.70	$11.15	$11.47	$11.65	$11.51	$11.31
Total Return[2]	(2.05)%	1.22%	2.63%	5.66%	6.36%	3.17%
Ratios to Average Net Assets:
Net expenses	0.90%[3]	0.92%[4]	0.90%	0.90%	0.90%	0.90%
Net investment income	4.12%[3]	4.02%	4.11%	4.21%	4.44%	4.51%
Expense waiver/reimbursement[5]	0.45%[3]	0.43%	0.45%	0.49%	0.48%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$110,123	$120,409	$118,063	$100,753	$94,744	$96,374
Portfolio turnover	7%	14%	32%	16%	19%	12%

1	Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Computed on an annualized basis.
4	Includes 0.02% of interest and trust expenses related to the Fund’s participation in certain inverse floater structures.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights –Municipal Obligations Fund- Institutional Shares

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2008	2007 [1]	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017	0.035	0.030	0.018	0.009	0.012
Net realized gain (loss) on investments	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]	(0.000)[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.017	0.035	0.030	0.018	0.009	0.012
Less Distributions:
Distributions from net investment income	(0.017)	(0.035)	(0.030)	(0.018)	(0.009)	(0.012)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.017)	(0.035)	(0.030)	(0.018)	(0.009)	(0.012)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.73%	3.57%	3.01%	1.82%	0.94%	1.25%

Ratios to Average Net Assets:
Net expenses	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	3.40%[4]	3.48%	2.99%	1.85%	0.94%	1.19%
Expense waiver/reimbursement[5]	0.11%[4]	0.12%	0.12%	0.13%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,939,048	$4,067,288	$3,490,983	$3,040,759	$2,144,468	$1,570,532
1 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Municipal Obligations Fund – Institutional Capital Shares

 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2008 [1]	2007 [2]	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017	0.034	0.029	0.017	0.008	0.011
Net realized gain (loss) on investments	0.000 [3]	0.000 [3]	(0.000)[3]	0.000 [3]	(0.000)[3]	— [3]
TOTAL FROM INVESTMENT OPERATIONS	0.017	0.034	0.029	0.017	0.008	0.011
Less Distributions:
Distributions from net investment income	(0.017)	(0.034)	(0.029)	(0.017)	(0.008)	(0.011)
Distributions from net realized gain on investments	(0.000)[3]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.017)	(0.034)	(0.029)	(0.017)	(0.008)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.68%	3.46%	2.90%	1.71%	0.82%	1.13%

Ratios to Average Net Assets:
Net expenses	0.28%[5]	0.28%	0.28%	0.28%	0.30%	0.30%
Net investment income	3.28%[5]	3.41%	2.83%	1.94%	0.82%	1.08%
Expense waiver/reimbursement[6]	0.11%[5]	0.12%	0.24%	0.28%	0.27%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,500,250	$1,012,433	$882,006	$1,061,717	$265,345	$416,036

1    For the six months ended January 31, 2008 (unaudited).

2    Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

3    Represents less than $0.001.

4    Based on net asset value. Total returns for periods of less than one year are not annualized.

5    Computed on an annualized basis.

6    This expense decrease is reflected in both the net expense and net investment income ratios shown.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Municipal Obligations Fund – Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2008 [1]	2007 [2]	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016	0.326	0.027	0.016	0.007	0.010
Net realized gain (loss) on investments	0.000 [3]	0.000 [3]	(0.000)[3]	0.000 [3]	(0.000)[3]	—
TOTAL FROM INVESTMENT OPERATIONS	0.016	0.326	0.027	0.016	0.007	0.010
Less Distributions:
Distributions from net investment income	(0.016)	(0.326)	(0.027)	(0.016)	(0.007)	(0.010)
Distributions from net realized gain on investments	(0.000)[3]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.016)	(0.326)	(0.027)	(0.016)	(0.007)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.61%	3.31%	2.75%	1.57%	0.69%	1.00%

Ratios to Average Net Assets:
Net expenses	0.43%[5]	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	3.15%[5]	3.26%	2.72%	1.63%	0.69%	1.00%
Expense waiver/reimbursement[6]	0.11%[5]	0.12%	0.12%	0.13%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$762,627	$856,704	$620,552	$641,950	$363,595	$302,262

1    For the six months ended January 31, 2008 (unaudited).

2    Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

3    Represents less than $0.001.

4    Based on net asset value. Total returns for periods of less than one year are not annualized.

5    Computed on an annualized basis.

6    This expense decrease is reflected in both the net expense and net investment income ratios shown.

See Notes which are an integral part of the Financial Statements

Financial Highlights—Michigan Municipal Cash Trust-Institutional Service Shares

Financial Highlights - Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.032	0.028	0.017	0.007	0.007
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	(0.000) [1]	0.000 [1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.012	0.032	0.028	0.017	0.007	0.007
Less Distributions:
Distributions from net investment income	(0.012)	(0.032)	(0.028)	(0.017)	(0.007)	(0.007)
Distributions from net realized gain on investments	(0.000)[1]	---	---	---	---	---
TOTAL DISTRIBUTIONS	(0.012)	(0.032)	(0.028)	(0.017)	(0.007)	(0.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.26%	3.23%	2.88%	1.72%	0.66%	0.70%

Ratios to Average Net Assets:
Net expenses	0.56%[3]	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	2.43%[3]	3.19%	2.87%	1.71%	0.64%	0.70%
Expense waiver/reimbursement[4]	0.25%[3]	0.29%	0.38%	0.37%	0.40%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$316,830	$232,700	$198,530	$170,683	$180,631	$253,931

1    Represents less than $0.001.

2    Based on net asset value. Total returns for periods of less than one year are not annualized.

3    Computed on an annualized basis.

4    This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

FUND MANAGEMENT

Fifth Third Funds

Fifth Third Asset Management, Inc. (the “FTAM”), 38 Fountain Square Plaza, Cincinnati, Ohio  45263, serves as investment advisor to Fifth Third Funds.  FTAM is a wholly-owned subsidiary of Fifth Third Bank.  Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp.  FTAM provides comprehensive advisory services for institutional and personal clients.  FTAM offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts.  Through teams of experienced and knowledgeable investment professionals, advanced research resources, and disciplined investment processes, FTAM’s goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Fifth Third Funds Board, FTAM manages the Fifth Third Funds’ assets, including buying and selling portfolio securities.  FTAM employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities.  FTAM also furnishes office space and certain administrative services to the Funds.  As of September 30, 2007, FTAM had approximately $22.4 billion of assets under management, including approximately $13.0 billion of assets in the Fifth Third Funds.

Federated Funds

The investment adviser for the Federated Funds is FIMCO.  Federated Advisory Services Company (“FASC”), an affiliate of FIMCO, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to FIMCO.  The fee for these services is paid by FIMCO and not by the Federated Funds.  The Board of the Federated Funds (“Federated Funds Board”) selects and oversees FIMCO and FASC.  The address of FIMCO and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA  15222-3779.

FIMCO and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $333 billion in assets as of June 30, 2008.  FIMCO was established in 1955 and is one of the largest investment managers in the United States with approximately 1,270 employees.  FIMCO provides investment products to nearly 5,500 investment professionals and institutions.

PORTFOLIO MANAGER INFORMATION.

Fifth Third Funds

The following individuals serve as portfolio managers for the Fifth Third Funds:

Michael J. Martin has been portfolio manager of Fifth Third Muni and Fifth Third Intermediate Muni since November 1997, of Fifth Third MI Muni since January 1995, and of Fifth Third OH Muni since October 2001.  Mr. Martin is the Managing Director of Tax Exempt Fixed Income for FTAM and has over 13 years of experience as a portfolio manager with FTAM and its predecessor, Lyon Street Asset Management Company.  Mr. Martin earned his Chartered Financial Analyst designation in 1993.  He earned his BS in Geological Engineering, with honors, from Michigan Technological University if 1983 and his M.B.A. from Michigan State University in 1989.

Patricia Younker has been a portfolio manager of Fifth Third Muni Money Market and Fifth Third MI Money Market since October 2001, and of Fifth Third MI Muni, Fifth Third Muni, Fifth Third Intermediate Muni and Fifth Third OH Muni since November 2006.  Ms. Younker has 21 years of experience within the investment department of FTAM and its predecessor, Lyon Street Asset Management Company.  Ms. Younker graduated from Davenport University with a B.S. in Business Administration.

Fifth Third Funds’ SAI provides additional information about each Portfolio Manager’s compensation, management of other accounts and ownership of securities in each Fifth Third Fund managed by the Portfolio Manager.

Federated Funds

The following individuals serve as a Portfolio Managers for the Federated Funds:

J. Scott Albrecht

J. Scott Albrecht has been the Portfolio Manager of Federated OH Muni since March 1995 and Federated Intermediate Muni since July 1995.  Mr. Albrecht joined Federated in 1989.  He became a Senior Vice President of FIMCO in January 2005 and served as a Vice President of FIMCO from 1994 through 2004.  He has been a Senior Portfolio Manager since 1997 and was a Portfolio Manager from 1994 to 1996.  Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Lee R. Cunningham II

Lee R. Cunningham II has been a Portfolio Manager of Federated MI Muni since May 1998.  Mr. Cunningham joined Federated in 1995 as an Investment Analyst and has been a Portfolio Manager since 1998.  He was named an Assistant Vice President of FIMCO in January 1998 and became a Vice President of FIMCO in July 2000.  From 1986 through 1994, Mr. Cunningham was a Project Engineer with Pennsylvania Power and Light Company.  Mr. Cunningham received his M.B.A. with concentrations in Finance and Operation from the University of Pittsburgh.

The Federated Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in Federated Funds.

ADVISORY FEES, SERVICE FEES, SHAREHOLDER FEES AND OTHER EXPENSES

Investment Advisory Fees

The annual investment advisory fee for each Federated Fund and each Fifth Third Fund, as a percentage of each Federated Fund’s and each Fifth Third Fund’s daily net assets, is as follows:

Fifth Third Funds	Advisory Fee	Federated Funds	Advisory Fee
Fifth Third Intermediate Muni Fifth Third Muni	0.55% 0.55%	Federated Intermediate Muni	0.40%
Fifth Third MI Muni	0.45%	Federated MI Muni	0.40%
Fifth Third OH Muni	0.55%	Federated OH Muni	0.40%
Fifth Third Muni Money Market	0.50%	Federated Muni Money Market	0.20%
Fifth Third MI Money Market Fund	0.40%	Federated MI Money Market	0.40%

FTAM may voluntarily waive a portion of its advisory fee or reimburse other expenses of the Fifth Third Funds.  This voluntary waiver or reimbursement may be terminated by FTAM at anytime.  Similarly, FIMCO may voluntarily waive a portion of its advisory fee or reimburse other expenses of the Federated Funds.  This voluntary waiver of reimbursement may be terminated by FIMCO at any time.

A discussion of the Fifth Third Funds’ Board’s review of the Fifth Third Funds’ investment advisory contract is available in each Fund’s semi-annual report dated January 31, 2008.  A discussion of the Federated Fund Board’s review of each Federated Funds’ investment advisory contract is available as follows:  (i) in Federated Intermediate Muni’s Semi-Annual Report dated November 30, 2007; (ii) in Federated MI Muni’s Semi-Annual Report dated February 29, 2008; (iii) in Federated OH Muni’s Semi-Annual Report dated February 29, 2008; (iv) in Federated Muni Money Market’s Semi-Annual Report dated January 31, 2008; and (v) in Federated MI Money Market’s Semi-Annual Report dated April 30, 2008.

ADMINISTRATIVE FEES

Fifth Third Funds

FTAM is the Fifth Third Funds’ administrator which generally assists in all aspects of the Fifth Third Funds’ administration and operations including providing the Fifth Third Funds with certain administrative personnel and services necessary to operate the Fifth Third Funds.  The Fifth Third Funds pay FTAM administration fees at the annual rates set forth below which are computed daily and paid monthly based upon average daily net assets of the Fifth Third Trust; the fees are prorated among the Fifth Third Funds based upon their relative average daily net assets.  For certain Fifth Third Funds, FTAM has voluntarily agreed to waive a portion of its net asset-based administration fee.  In addition, a minimum fee of $10,000 per portfolio for each additional class is assessed and each fund is subject to annual $20,000 minimum fee.

Administration Fee                                           Trust Average Daily Net Assets

0.20%                                Up to $1 billion

0.18%                                In excess of $1 billion up to $2 billion

0.17%                                In excess of $2 billion

State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111 is the Fifth Third Funds’ sub-administrator (the “Sub-Administrator”).  The Sub-Administrator performs sub-administration services on behalf of each Fifth Third Fund, for which it receives compensation from FTAM.

Federated Funds

Federated Administrative Services (“FAS”), an affiliate of FIMCO, serves as administrator to the Federated Funds and provides certain administrative personnel and services as necessary.  FAS provides these services at an annual rate based on the average aggregate daily net assets of the Federated Funds and most of the other Federated funds advised by FIMCO or its affiliates.  The rate charged by FAS is based on a scale that ranges from 0.150% on the first $5 billion of average aggregate daily net assets to 0.075% on assets over $20 billion.  FAS’ minimum annual administrative fee with respect to each Federated Fund is $150,000 per portfolio and $40,000 per each additional class of shares.  FAS may choose voluntarily to waive a portion of its fee.

The Federated Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Federated Funds.

RULE 12B-1 PLAN

Fifth Third Funds

Fifth Third Trust has adopted a Rule 12b-1 Plan with respect to Class A Shares, Class B Shares and Class C Shares for the Funds pursuant to which Class A Shares, Class B Shares and Class C Shares of Fifth Third Funds may pay a fee to FTAM Funds Distributor, Inc. (“FTAM Funds Distributor”) in an amount computed at an annual rate of 0.25% of the average daily net assets of Class A Shares of Fifth Third Intermediate Muni, Fifth Third Muni, Fifth Third MI Muni, Fifth Third OH Muni, Fifth Third Muni Money Market and Fifth Third MI Money Market; 1.00% of the average daily net assets of Class B Shares of Fifth Third Intermediate Muni, Fifth Third Muni, Fifth Third MI Muni and Fifth Third OH Muni; and 0.75% of the daily net assets of Class C Shares of Fifth Third Intermediate Muni, Fifth Third Muni, Fifth Third MI Muni and Fifth Third OH Muni, to finance any activity which is principally intended to result in the sales of the Fifth Third Fund’s shares subject to the Distribution Plan.

Federated Funds

Federated OH Muni has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.05% for Class A Shares and 0.40% for Class F Shares, of average net assets to Federated Services Corp. (“FSC”), an affiliate for FIMCO,  for the sale, distribution, administration and customer servicing of Fund Shares.  FSC has entered into a letter agreement with Federated Trust, on behalf of Federated OH Muni, whereby FSC has agreed to waive the marketing fees for Class A Shares to 0.00% and for Class F Shares to 0.25% for a period of two years beginning on the date of the Reorganization.
 When FSC receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.  Because these shares pay marketing fees on an ongoing basis, the investment cost in these shares may be higher over time than other shares with different sales charges and marketing fees.

ACCOUNT ADMINISTRATION PLAN

Fifth Third Funds

With respect to Select Shares, Preferred Shares and Trust Shares of Fifth Third Muni Money Market, the Fifth Third Funds have entered into an Administrative Service Agreement to permit the payment of non-12b-1 fees to FTAM Funds Distributor to cause services to be provided to shareholders by a representative who has knowledge of the shareholder’s particular circumstances and goals.  These non-12b-1 fees are paid at the following amounts:  Select Shares, up to 0.08% of daily average net assets; Preferred Shares, up to 0.15% of average daily net assets; and Trust Shares, up to 0.25% of average daily net assets.

Federated Funds

All classes of the Federated Funds to be issued in the Reorganizations may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisors for providing administrative services to the Federated Funds and shareholders.  If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

SERVICE FEES (FEDERATED FUNDS ONLY)

All classes of the Federated Funds to be issued in the Reorganizations are party to a Shareholder Services Agreement under which they may make payments of up to 0.25% of the average daily NAV of a Federated Fund to financial intermediaries or to Federated Shareholder Services Company (“FSSC”), an affiliate of FIMCO, for providing services to shareholders and maintaining shareholder accounts.  Intermediaries that receive Service Fees may include a company affiliated with management of Federated.  If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on the same account.

RECORDKEEPING FEES (FEDERATED FUNDS ONLY)

The Federated Funds may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Federated Funds’ shareholders.  If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES (FEDERATED FUNDS ONLY)

The Federated Funds may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Federated Funds and shareholders on certain non-omnibus accounts.  If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

Fifth Third Funds

FTAM and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Fifth Third Funds for distribution-related activities, shareholder servicing, or other services they provide.  These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both.  Agents may agree to provide a variety of shareholder servicing services, marketing- related services, or access advantages to the Funds, including, for example, presenting the Fifth Third Funds on “approved” or “select” lists, in return for these payments.  Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fifth Third Funds shares or allocate or invest client assets among different investment options.

In addition, FTAM and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties that are of a type that would typically be provided or incurred directly by Fifth Third Funds’ transfer agent.  The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

Federated Funds

FSC may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of shares or provide services to the Federated Funds’ shareholders.  The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell shares of the Federated Funds to its customers.  In some cases, such payments may be made by or funded from the resources of companies affiliated with FSC (including FIMCO).  These payments are not reflected in the fees and expenses listed in the fee table section of the Federated Funds’ Prospectuses and described above because they are not paid by the Federated Funds.

These payments are negotiated and may be based on such factors as the number or value of shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.  These payments may be in addition to payments made by the Federated Funds to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangements.  In connection with these payments, the financial intermediary may elevate the prominence or profile of the Federated Funds and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting FSC preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization.  A prospective investor may ask his/her financial intermediary for information about any payment it receives from FSC or the Federated Fund and any services provided.

FIMCO and its affiliates may from time to time make payments or provide other compensation to selected participating brokers and other financial intermediaries as compensation for the sale or servicing of shares of the Federated Funds including, without limitation, providing the Federated Funds with “shelf space” or a higher profile for the financial intermediaries’ financial consultants and their customers, placing the Federated Funds on the financial intermediaries’ preferred or recommended fund list, granting FIMCO access to the financial intermediaries’ financial consultants, providing assistance in training and educating the financial intermediaries’ personnel, and furnishing marketing support and other specific services.  These payments may be significant to the financial intermediaries and may also take the form of seminars or informational meetings or payment for attendance by persons associated with the financial intermediaries at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial intermediaries.  On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Federated Fund, all other series of the Federated Trust and/or a particular class of shares, during a specified period of time.  FIMCO may also make payments to one or more participating financial intermediaries based upon factors such as the amount of assets a financial intermediary’s clients have invested in FIMCO the Federated Funds and the quality of the financial intermediary’s relationship with FIMCO.

The additional payments described above are made from FIMCO’s (or its affiliates’) own assets pursuant to agreement with financial intermediaries and do not change the price paid by investors for the purchase of a Federated Fund’s shares or the amount of Federated Fund will receive as proceeds from such sales.

FIMCO also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of occasional gifts; occasional meals, tickets or other entertainment; and/or sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, FIMCO pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Federated Funds and other mutual funds (or non-mutual fund investments) making such payments.  In addition, depending on the arrangements in place at any particular time, a financial intermediary and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes.  A prospective investor may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Federated Fund shares.

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES; DIVIDENDS AND DISTRIBUTIONS; TAX INFORMATION; FREQUENT TRADING; PORTFOLIO HOLDINGS DISCLOSURE POLICY

The transfer agent and dividend-distributing agent for the Fifth Third Funds is Boston Financial Data Services, Inc. (“BFDS”), and the transfer agent and dividend disbursing agent for the Federated Funds (except for Federated OH Muni) is State Street Bank and Trust Company (“State Street Bank”).  The transfer agent and dividend disbursing agent for Federated OH Muni is The Bank of New York Mellon (“BNY”).  Services provided by BFDS and State Street Bank include the issuance, cancellation and transfer of the Funds’ shares, and the maintenance of records regarding the ownership of such shares.

Reference is made to the Prospectus of the Fifth Third Funds dated November 29, 2007, and the Incorporated Federated Funds Prospectuses respectively, each of which is incorporated herein by reference, for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges, and redemptions of the Fifth Third Funds and the Federated Funds.

Purchases

The following charts show the minimum initial and subsequent investment amounts for the Federated Funds and the Fifth Third Funds:

Minimum Investments

Federated Funds	Initial Investment Minimum	Subsequent Investment Minimum	Retirement Plan Initial Investment Minimum	Retirement Plan Subsequent Investment Minimum	Systematic Investment Plan Investment Minimum (Initial/Subsequent)
Class A Shares	$1,500	$100	$1,500	$100	$1,500/$50
Class F Shares	$1,500	$100	$1,500	$100	$1,500/$50
Institutional Shares-Federated Intermediate	$25,000	None	$25,000	None	$50/None
Institutional Shares- Federated Municipal Money Market	$500,000	None	$500,000	None	N/A
Institutional Service Shares- Federated Municipal Money Market	$500,00	None	$500,000	None	N/A
Institutional Service Shares- Federated MI Money Market	$10,000	None	$10,000	None	$50/None
Institutional Capital Shares	$500,000	None	$500,000	None	N/A

Fifth Third Funds	Initial Investment Minimum	Subsequent Investment Minimum	Retirement Plan Initial Investment Minimum	Retirement Plan Subsequent Investment Minimum	Systematic Investment Plan Investment Minimum (Initial/Subsequent)
Class A Shares	$1,000	$50	$500	$50	$0/$0
Class B Shares	Not Currently Offered	N/A	N/A	N/A	N/A
Class C Shares	$1,000	$50	$500	$50	$0/$0
Trust Shares	$100,000	$50	$100,000	$50	N/A
Select Shares	$1,000,000	$50	$1,000,000	$50	N/A
Preferred Shares	$500,000	$50	$500,000	$50	N/A
Institutional Shares (all Fifth Third Funds except Fifth Third Muni Money Market)	$1,000	$50	$1,000	$50	N/A
Institutional Shares (Fifth Third Money Market)	$5,000,000	$50	$5,000,000	$50	N/A

Initial Investment Minimums of the Federated Funds Will Be Waived For Purposes of the Reorganization

Purchase of shares of the Federated Funds and the Fifth Third Funds are made through an investment professional, directly from the Funds or through an exchange from another Federated Fund or Fifth Third Fund.  Once an account is opened, additional shares may be purchased through the systematic investment program or through a depositary institution that is an automatic clearing house member.  The Federated Funds and the Fifth Third Funds both reserve the right to reject any purchase.  The purchase price of Federated Fund and Fifth Third Fund shares is based on the Fund’s net asset value (“NAV”), plus any applicable sales charges.  However, shareholders of Fifth Third Funds will not be charged these sales charges on the conversion of their Fifth Third Funds Shares to Federated Fund Shares at the time of the Reorganization.

Description of Federated Fund Share Classes

Class A Shares of Federated MI Muni are sold at NAV, plus a front end sales charge as listed below:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	3.00%	3.09%
$50,000 but less than $100,000	2.50%	2.56%
$100,000 but less than $250,000	2.00%	2.04%
$250,000 but less than $500,000	1.50%	1.52%
$500,000 but less than $1 million	1.00%	1.01%
$1 million or greater*	0.00%	0.00%
*
A contingent deferred sales charge (“CDSC”) of 0.75% of the redemption amount applies to shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

Class A Shares of Federated OH Muni are sold at NAV, plus a front-end sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,00	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater*	0.00%	0.00%
*
A CDSC of 0.75% of the redemption amount applies to shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

Class F Shares of Federated OH Muni are sold at NAV, plus a front-end sales charge as listed below:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $1 million	1.00%	1.01%
$1 million or greater	0.00%	0.00%

In addition, Class F Shares of Federated OH Muni are subject to the following CDSC:

Class F Shares:
Purchase Amount	Shares Held	CDSC
Up to $2 million	4 years or less	1.00%
$2 ;million-but less than $5 million	2 years or less	0.50%
$5 million or more	1 year or less	0.25%

Institutional Shares, Institutional Service Shares and Institutional Capital Shares of the Federated Funds are not subject to a front-end sales charge or a CDSC.

Description of Fifth Third Funds Share Classes

Class A Shares of Fifth Third Funds are sold at NAV, plus a front-end sales charge as follows:

Fifth Third Intermediate Municipal Bond Fund

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	3.50%	3.63%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	2.00%	2.04%
$500,000 but less than $1 million	1.50%	1.52%
$1 million or greater*	0.00%	0.00%
*
If you purchase $1,000,000 or more of Class A Shares and do not pay a sales charge and you sell any of these shares before the eighteenth month anniversary of purchase, you will pay a 1.00% CDSC on the portion redeemed at the time of redemption.

Fifth Third Municipal Bond Fund
Fifth Third Michigan Municipal Bond Fund
Fifth Third Ohio Municipal Bond Fund
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater*	0.00%	0.00%
*
If you purchase $1,000,000 or more of Class A Shares and do not pay a sales charge and you sell any of these shares before the eighteenth month anniversary of purchase, you will pay a 1.00% CDSC on the portion redeemed at the time of redemption.

Effective May 11, 2007, Class B Shares of Fifth Third Funds are closed to all new investments.  Current holders of Class B Shares who sell their shares before the end of the sixth year of purchase will pay a CDSC at the time of redemption ranging from 5% during the first year to 1% during the sixth year.  There is no initial sales charge for purchases of Class C Shares of the Fifth Third Funds; however, there is a contingent deferred sales charge of 1.00% on Class C Shares of the Fifth Third Funds if you sell within 12 months of the purchase date.  Institutional Shares, Select Shares, Preferred Shares and Trust Shares of the Fifth Third Funds, are not subject to a front-end sales charge or a CDSC.

No front-end sales charge or CDSC will be imposed on the holders of Fifth Third Fund shares upon their receipt of Federated Fund Shares at the Closing Date.  In addition, holders of Institutional Shares of Fifth Third MI Muni and Fifth Third OH Muni who receive Class A Shares of the corresponding Federated Fund on the closing date will not be subject to a front-end load on future purchases of Class A Shares of the Federated Fund and holders of Class A Shares, Class B Shares and Class C Shares of Fifth Third OH Muni will not incur a CDSC in connection with the subsequent sale of Class F Shares of Federated OH Muni to be received by them in connection with the Reorganization.

Purchases of shares of both Fifth Third Funds and Federated Funds may be made any day the New York Stock Exchange (“NYSE”) is open.  Purchase orders for both the Fifth Third Funds and the Federated Funds are effected at the offering price next calculated after receipt of the order.  The NAV per share for the Federated Funds and the Fifth Third Funds are calculated as of the close of trading (normally 4:00 p.m. Eastern time) on the NYSE on each day on which the NYSE is open for business (“NYSE Closing time”).  In calculating its NAV, each Federated Fund and Fifth Third Fund values fixed-income securities according to prices furnished by an independent pricing service except that fixed-income securities with maturities less than 60 days at the time of purchase are valued at amortized cost.

Redemptions and Exchanges

Redemption and exchanges of the Federated Funds and the Fifth Third Funds may be made through an investment professional or directly from a Fund by telephone or by mailing a written request.  The Federated Funds and the Fifth Third Funds also offer their shareholders a systematic withdrawal plan for the following:  holders of Class A Shares and Class F Shares of Federated Funds may be automatically redeemed or exchanged in a minimum amount of $100 on a regular basis.  Holders of Class A Shares, Class B Shares and Class C Shares of the Fifth Third Funds may make automatic withdrawals on a monthly, quarterly or annual basis in a minimum amount of $100.

Class A shareholders and Class F Shareholders of Federated Funds may exchange all or a portion of their investment into the same class of shares of any other Federated fund.  Any new account established through an exchange from a Federated Fund to another Federated Fund will be subject to the minimum investment requirements described above.

Institutional, Institutional Service and Institutional Capital shareholders of the Federated Funds have an exchange privilege that allows shareholders to exchange shares of the Federated Fund for shares of any Federated Fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares.  Any new account established through an exchange will be subject to the minimum investment requirements described above.  Any questions about the foregoing procedures may be directed to, and assistance in effecting purchases, redemptions or exchanges may be obtained by calling 1-800-341-7400.

Class A, Class B, Class C, Institutional, Select, Preferred and Trust shareholders of the Fifth Third Funds may exchange all or a portion of their investment from any class of shares of a Fifth Third Fund to the same class of shares of any other Fifth Third Fund.  Any new account established through an exchange will be subject to the minimum investment requirements described above.  Any questions about the foregoing procedures may be directed to, and assistance in effecting purchases, redemptions or exchanges may be obtained by calling 1-800-282-5706.

Dividends and Capital Gains

The Federated Funds and the Fifth Third Funds both declare any dividends daily and pay them monthly to shareholders.  Both the Federated Funds and Fifth Third Funds distribute any capital gains annually.  Dividends and capital gains distributions will be automatically reinvested in additional shares without sales charges unless you elect cash payments.

Tax Information

The Federated Funds’ and Fifth Third Funds’ distributions are expected to include dividends that are exempt from federal regular income tax, although such distributions may be subject to alternative minimum tax.  The Federated Funds’ and Fifth Third Funds’ distributions of non-exempt dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds.  Ordinary income dividends are taxable at different rates depending on the source of dividend income.  Capital gains distributed by a Fund are taxable at different rates depending upon the length of time the Fund held the assets giving rise to those capital gains.  Redemptions and exchanges of Fund shares are taxable sales.  For additional information, see each Fund’s Prospectus, described in “Information About the Federated Funds and the Fifth Third Funds; Where to Find Additional Information”.  Additionally, please consult your tax adviser regarding your federal, state, and local tax liability.

Frequent Trading

Frequent or short-term trading into and out of the Fifth Third Funds and the Federated Funds can have adverse consequences for the Funds and shareholders who use the Funds as a long-term investment vehicle.  Such trading in significant amounts can disrupt the Funds’ investment strategies (e.g., by requiring them to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable distributions by the Funds.  Investors engaged in such trading may also seek to profit by anticipating changes in a Fund’s NAV in advance of the time as of which NAV is calculated.

Both the Fifth Third Funds Board and the Federated Funds Board have approved policies and procedures intended to discourage excessive frequent or short-term trading of Fund shares.  These policies and procedures are similar for both the Fifth Third Funds and the Federated Funds and are described in the prospectuses for each of the Fifth Third Funds and the Federated Funds  incorporated herein by reference and, in the case of the Federated Funds, accompanying this Prospectus/ Proxy Statement.

Portfolio Holdings Disclosure Policies

The SAI for each of the Federated Funds and the Fifth Third Funds contains a description of the Funds’ policies and procedures with respect to the disclosure of its portfolio securities.  Federated Funds’ SAI is available on Federated Funds website,  FederatedInvestors.com.  Fifth Third Funds’ SAI is available on Fifth Third Funds’ website, www.fifththirdfunds.com.

INFORMATION ABOUT THE REORGANIZATIONS

Description of the Agreements and Plans of Reorganization

Each Plan provides for the Reorganization closing date, which is expected to be on or about November 21, 2008.  On the Closing date, all of the assets (except for deferred or prepaid expenses, which are not expected to be material in amount) of each Fifth Third Fund will be transferred to the corresponding Federated Fund.  In exchange for these assets, each Federated Fund will simultaneously issue to the corresponding Fifth Third Fund a number of full and fractional Shares of Class A Shares, Class F Shares, Institutional Shares, Institutional Service Shares or Institutional Capital Shares of the Federated Fund equal in value to the aggregate NAV of the corresponding Class A Shares, Class B Shares, Class C Shares, Institutional Shares, Select Shares, Preferred Shares or Trust Shares of the Fifth Third Funds, calculated as of 4:00 p.m. (“Closing Time”) on the Closing Date.

The value of each Fifth Third Fund’s assets to be acquired by the corresponding Federated Fund shall be the value of such assets at the Closing Date of the Reorganizations using the valuation procedures set forth in the respective Federated Fund’s Declaration of Trust or Articles of Incorporation and its current Prospectus and SAI, or such other valuation procedures as Fifth Third Funds and Federated Funds shall mutually agree.  There are no material differences between the valuation procedures of the Fifth Third Funds and the Federated Funds.  Consequently, it is not anticipated that use of Federated Funds’ valuation procedures will result in a material revaluation of the Fifth Third Funds’ assets at the time of the Reorganizations.

The Federated Funds generally value fixed-income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost.  Prices furnished by an independent pricing service are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities.  Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.  The Federated Funds generally value credit default swaps according to prices furnished by an independent pricing service which are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors.  The Federated Funds generally value total return swaps based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors.  The Federated Funds generally value interest rate swaps according to prices furnished by an independent pricing service which are based upon a valuation model incorporating interest rates, yield curves and other market data or factors.  If prices are not available from an independent pricing service, securities and derivative contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that dealt in the security or contract.

Prior to the Reorganizations, each Fifth Third Fund will discharge all of its liabilities and obligations as provided in the Plans.  Following the transfer of its assets in exchange for Class A Shares, Class F Shares,  Institutional Shares, Institutional Services Shares or Institutional Capital Shares of the applicable Federated Fund, each corresponding Fifth Third Fund will distribute the Class A Shares, Class F Shares Institutional Shares, Institutional Services Shares or Institutional Capital Shares of the Federated Fund pro rata to shareholders of record of the Fifth Third Fund in complete liquidation of the Fifth Third Fund.  Shareholders of a Fifth Third Fund owning shares on the Closing Date of the Reorganizations will receive that number of Class A Shares, Class F Shares, Institutional Shares, Institutional Services Shares or Institutional Capital Shares of the corresponding Federated Fund which have the same aggregate value as the shareholder held in the Fifth Third Fund immediately before the Reorganizations.  This distribution will be accomplished by the establishment of accounts in the names of Fifth Third Funds’ shareholders on the share records of the Federated Funds’ transfer agent.  The Federated Funds do not issue share certificates to shareholders.  Following the consummation of the Reorganizations, each Fifth Third Fund will terminate its existence.  The transfer of shareholder accounts from the Fifth Third Funds to the Federated Funds will occur automatically.  It is not necessary for the Fifth Third Funds’ shareholders to take any action to effect the transfer.

Each Plan contains customary representations, warranties and conditions.  Each Plan provides that the consummation of the Reorganization is conditioned upon, among other things: (i) approval of the Reorganization by the Fifth Third Funds’ shareholders; and (ii) the receipt by the Fifth Third Trust and Federated Trust of an opinion to the effect that the Reorganization will be tax-free to the Fifth Third Fund, its shareholders and the Federated Fund.  One or more of the Plans may be terminated if, prior to the Closing Time, any of the required conditions have not been met, the representations and warranties are not true or the Board of either Fund determines that the Reorganization is not in the best interest of the shareholders of the Fifth Third Funds or the Federated Funds, respectively.

All fees and expenses incurred directly in connection with the consummation of the Reorganizations and the transactions contemplated by the Plans will be borne by the investment advisers to the Federated Funds and the Fifth Third Funds or their affiliates, as agreed between them, without regard to whether the Reorganizations are consummated, provided, however, that the Federated Funds shall bear expenses associated with the qualification of Federated Fund shares for sale in the various states.  Notwithstanding the foregoing, fees and expenses shall in any event be paid by the party directly incurring such fees and expenses if and to the extent that the payment of such fees and expenses by the investment advisers to the Federated Funds or the Fifth Third Funds or their affiliates would result in disqualification of such party as a regulated investment company within the meaning of Section 851 of the Code. Reorganization expenses include, without limitation;  (a) expenses associated with the preparation and filing of this Prospectus/Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.  Any brokerage charges associated with the purchase or disposition of portfolio securities by the Fifth Third Funds prior to the Reorganizations will be borne by the Fifth Third Funds.

The foregoing brief summary of the Plans is qualified in its entirely by the terms and provisions of the Plans, a form of which is attached hereto as Annex A and incorporated herein by reference.

DESCRIPTION OF THE FEDERATED FUNDS SHARE CLASSES AND CAPITALIZATION

Class A Shares, Class F Shares, Institutional Shares, Institutional Service Shares and Institutional Capital Shares of the Federated Funds to be issued to shareholders of the Fifth Third Funds under the Plans will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights.  Reference is hereby made to Class A Shares, Class F Shares, Institutional Shares, Institutional Service Shares and Institutional Capital Shares Prospectuses of the Federated Funds provided herewith for additional information about Class A Shares, Class F Shares, Institutional Shares, Institutional Service Shares and Institutional Capital Shares of the Federated Funds.

The following table sets forth the unaudited capitalization of Fifth Third Intermediate Municipal Bond Fund and Fifth Third Municipal Bond Fund into Federated Intermediate Trust as of July 31, 2008.
The reorganization of each of Fifth Third Intermediate Municipal Bond Fund and Fifth Third Municipal Bond Fund into Federated Intermediate Municipal Trust is not contingent on the reorganization of the other, and it is therefore possible that only one, or none, of the reorganizations may be effected.

Fund	Total Net Assets*	Shares Outstanding	Net Asset Value Per Share
Fifth Third Intermediate Municipal Bond Fund – Institutional Shares	$128,394,155	12,919,133	$9.94
Adjustments		511,218
Fifth Third Intermediate Municipal Bond Fund – Class A Shares	$1,731,494	174,140	$9.94
Adjustments		6,979
Fifth Third Intermediate Municipal Bond Fund – Class B Shares	$357,311	35,970	$9.93
Adjustments		1,406
Fifth Third Intermediate Municipal Bond Fund – Class C Shares	$123,656	12,451	$9.93
Adjustments		484
Fifth Third Municipal Bond Fund – Institutional Shares	$41,954,169	4,564,107	$9.19
Adjustments		(175,596)
Fifth Third Municipal Bond Fund – Class A Shares	$1,131,629	122,517	$9.24
Adjustments		(4,146)
Fifth Third Municipal Bond Fund – Class B Shares	$620,528	67,754	$9.16
Adjustments		(2,845)
Fifth Third Municipal Bond Fund – Class C Shares	$29,059	3,164	$9.18
Adjustments		(124)
Federated Intermediate Municipal Trust – Institutional Shares	$117,523,391	12,299,146	$9.56
Federated Intermediate Municipal Trust, Pro Forma Combined – Institutional Shares	$291,865,392	30,535,758	$9.56
* Does not reflect additional $25,579,844 assets of Federated Intermediate Trust represented by other share classes.

The following table sets forth the unaudited capitalization of Fifth Third Intermediate Municipal Bond Fund into Federated Intermediate Trust as of July 31, 2008.

Fund	Total Net Assets*	Shares Outstanding	Net Asset Value Per Share
Fifth Third Intermediate Municipal Bond Fund – Institutional Shares	$128,394,155	12,919,133	$9.94
Adjustments		511,218
Fifth Third Intermediate Municipal Bond Fund – Class A Shares	$1,731,494	174,140	$9.94
Adjustments		6,979
Fifth Third Intermediate Municipal Bond Fund – Class B Shares	$357,311	35,970	$9.93
Adjustments		1,406
Fifth Third Intermediate Municipal Bond Fund – Class C Shares	$123,656	12,451	$9.93
Adjustments		484
Federated Intermediate Municipal Trust – Institutional Shares	$117,523,391	12,299,146	$9.56
Federated Intermediate Municipal Trust, Pro Forma Combined – Institutional Shares	$248,130,007	25,960,927	$9.56
* Does not reflect additional $25,579,844 assets of Federated Intermediate Trust represented by other share classes.

The following table sets forth the unaudited capitalization of Fifth Third Municipal Bond Fund into Federated Intermediate Trust as of July 31, 2008.

Fund	Total Net Assets*	Shares Outstanding	Net Asset Value Per Share
Fifth Third Municipal Bond Fund – Institutional Shares	$41,954,169	4,564,107	$9.19
Adjustments		(175,596)
Fifth Third Municipal Bond Fund – Class A Shares	$1,131,629	122,517	$9.24
Adjustments		(4,146)
Fifth Third Municipal Bond Fund – Class B Shares	$620,528	67,754	$9.16
Adjustments		(2,845)
Fifth Third Municipal Bond Fund – Class C Shares	$29,059	3,164	$9.18
Adjustments		(124)
Federated Intermediate Municipal Trust – Institutional Shares	$117,523,391	12,299,146	$9.56
Federated Intermediate Municipal Trust, Pro Forma Combined – Institutional Shares	$161,258,776	16,873,977	$9.56
* Does not reflect additional $25,579,844 assets of Federated Intermediate Trust represented by other share classes.

The following table sets forth the unaudited capitalization of Fifth Third Michigan Municipal Bond Fund into Federated Michigan Intermediate Municipal Trust as of July 31, 2008.

Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Fifth Third Michigan Municipal Bond Fund – Institutional Shares	$38,691,985	3,857,665	$10.03
Adjustments		(265,094)
Fifth Third Michigan Municipal Bond Fund – Class A Shares	$2,621,204	261,688	$10.02
Adjustments		(18,308)
Fifth Third Michigan Municipal Bond Fund – Class B Shares	$553,220	55,254	$10.01
Adjustments		(3,887)
Fifth Third Michigan Municipal Bond Fund – Class C Shares	$76,095	7,595	$10.02
Adjustments		(530)
Federated Michigan Intermediate Municipal Trust – Class A Shares	$155,775,005	14,468,969	$10.77
Federated Michigan Intermediate Municipal Trust, Pro Forma Combined - Class A Shares	$197,717,509	18,363,352	$10.77

The following table sets forth the unaudited capitalization of Fifth Third Ohio Municipal Bond Fund into Federated Ohio Municipal Income Fund as of July 31, 2008.

Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Fifth Third Ohio Municipal Bond Fund – Class A Shares	$13,083,583	1,310,594	$9.98
Adjustments		(104,734)
Fifth Third Ohio Municipal Bond Fund – Class B Shares	$2,013,445	206,753	$9.74
Adjustments		(21,182)
Fifth Third Ohio Municipal Bond Fund – Class C Shares	$557,121	56,071	$9.94
Adjustments		(4,723)
Federated Ohio Municipal Income Fund – Class F Shares	$116,732,835	10,755,229	$10.85
Federated Ohio Municipal Income Fund, Pro Forma Combined - Class F Shares	$132,386,984	12,201,566	$10.85

Fifth Third Ohio Municipal Bond Fund – Institutional Shares	$77,352,107	7,754,167	$9.98
Adjustments		(624,941)
Federated Ohio Municipal Income Fund – Class A Shares	$100	9.217	$10.85
Federated Ohio Municipal Income Fund, Pro Forma Combined - Class A Shares	$77,352,207	7,129,235	$10.85

The following table sets forth the unaudited capitalization of Fifth Third Municipal Money Market Fund into Municipal Obligations Fund as of July 31, 2008.

Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Fifth Third Municipal Money Market Fund – Institutional Shares	$311,251,188	311,243,441	$1.00
Adjustments		7,747
Municipal Obligations Fund – Institutional Shares	$3,188,972,481	3,187,882,870	$1.00
Municipal Obligations Fund, Pro Forma Combined – Institutional Shares	$3,500,223,669	3,499,134,058	$1.00

Fifth Third Municipal Money Market Fund – Select Shares	$26,266,582	26,266,362	$1.00
Adjustments		220
Fifth Third Municipal Money Market Fund – Preferred Shares	$9,514,946	9,514,887	$1.00
Adjustments		(59)
Municipal Obligations Fund – Institutional Capital Shares	$1,154,380,570	1,154,722,741	$1.00
Municipal Obligations Fund, Pro Forma Combined – Institutional Capital Shares	$1,190,162,098	1,190,504,151	$1.00

Fifth Third Municipal Money Market Fund – Trust Shares	$37,093,323	37,092,406	$1.00
Adjustments		917
Fifth Third Municipal Money Market Fund – Class A Shares	$66,795,617	66,807,468	$1.00
Adjustments		(11,851)
Municipal Obligations Fund – Institutional Service Shares	$963,584,770	963,863,227	$1.00
Municipal Obligations Fund, Pro Forma Combined – Institutional Service Shares	$1,067,473,710	1,067,752,167	$1.00

The following table sets forth the unaudited capitalization of Fifth Third Michigan Municipal Money Market Fund into Federated Michigan Municipal Cash Trust as of July 31, 2008.

Fund	Total Net Assets*	Shares Outstanding	Net Asset Value Per Share
Fifth Third Michigan Municipal Money Market Fund – Institutional Shares	$236,951,310	236,921,225	$1.00
Adjustments		30,085
Fifth Third Michigan Municipal Money Market Fund – Class A Shares	$11,118,785	11,117,760	$1.00
Adjustments		1,025
Federated Michigan Municipal Cash Trust – Institutional Service Shares	$438,272,914	438,123,944	$1.00
Federated Michigan Municipal Cash Trust, Pro Forma Combined – Institutional Service Shares	$686,343,009	686,194,039	$1.00
* Does not reflect additional $87,492,343 assets of Federated Michigan Municipal Cash Trust represented by other share classes.

FEDERAL TAX CONSEQUENCES

As a condition to each of the Reorganizations, the applicable Federated Fund and the corresponding Fifth Third Fund will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

•
the Reorganization as set forth in the Plan will constitute a “reorganization” under section 368(a) of the Code and the Federated Fund and the Fifth Third Fund each will be a “party to a reorganization” within the meaning of section 368(b) of the Code;

•	no gain or loss will be recognized by the Federated Fund upon its receipt of the Fifth Third Fund’s assets solely in exchange for the shares of the Federated Fund;

•
no gain or loss will be recognized by the Fifth Third Fund upon the transfer of its assets to the Federated Fund solely in exchange for the shares of the Federated Fund or upon the distribution of the Federated Fund shares to the  Fifth Third Fund’s shareholders in exchange for their Fifth Third Fund shares;

•	no gain or loss will be recognized by shareholders of the Fifth Third Fund upon exchange of their Fifth Third Fund shares for Federated Fund shares;

•	the tax basis of the assets of the Fifth Third Fund in the hands of the Federated Fund will be the same as the tax basis of such assets to the Fifth Third Fund immediately prior to the Reorganization;

•
the aggregate tax basis of the Federated Fund shares received by each shareholder of the Fifth Third Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Fifth Third Fund held by such shareholder immediately prior to the Reorganization;

•	the holding period of the assets of the Fifth Third Fund in the hands of the Federated Fund will include the period during which those assets were held by the Fifth Third Fund; and

•
the holding period of the Federated Fund shares received by each shareholder of the Fifth Third Fund will include the period during which the shares of the Fifth Third Fund exchanged therefor were held by such shareholder, provided the shares of the Fifth Third Fund were held as capital assets on the date of the Reorganization.

The opinion provided in connection with each Reorganization shall be based on customary assumptions and such representations as Reed Smith LLP may reasonably request, and the Fifth Third Funds and the Federated Funds will cooperate to make and certify the accuracy of such representations.  Each opinion may state that no opinion is expressed as to the effect of the Reorganization on the applicable Federated Fund, the corresponding Fifth Third Fund or any shareholder of such Fifth Third Fund with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.   Notwithstanding anything herein to the contrary, the requirement that the above-described opinion be provided in connection with a Reorganization cannot be waived by either the applicable Federated Fund or the corresponding Fifth Third Fund.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts.  If a Reorganization is consummated but does not qualify as tax-free reorganization under the Code, a shareholder of the Fifth Third Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fifth Third Fund shares and the fair market value of the Federated Fund shares received in exchange therefor.   Shareholders of the Fifth Third Funds should consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances.  In addition, because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganizations.

Before the Reorganizations, each Fifth Third Fund expects to make distributions to its shareholders.   Such distributions, together with all previous distributions, will have the effect of distributing to shareholders of each Fifth Third Fund all of such Fifth Third Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), the excess of the Fifth Third Fund’s tax-exempt interest income over its deductions disallowed under Code sections 171(a)(2) and 265, and the Fifth Third Fund’s net capital gains, including those realized on any disposition of portfolio securities in connection with the Reorganization (after reduction by any available capital loss carryforwards), through the closing of the Reorganization.  Such distributions will be taxable to shareholders to the extent such distributions are not exempt-interest dividends.

Fifth Third Intermediate and Fifth Third Muni may realize capital gains prior to the Reorganizations in the event that they dispose of certain AMT securities under circumstances described with respect to each such Fund under “Comparison of Investment Objectives, Policies and Risks.”  Apart from the foregoing, there are no plans on the part of any Fifth Third Fund to dispose of a material portion of its portfolio securities prior to the Reorganizations nor are there any plans on the part of any Federated Fund to sell acquired portfolio securities, other than in the ordinary course of business.

In addition, because the shareholders of a Fifth Third Fund will receive shares of the corresponding Federated Fund, they will receive a proportionate share of any “built-in” (unrealized) gains in that Federated Fund’s assets, as well as any taxable gains realized by such Federated Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually realized (if applicable) and distributed by the Federated Fund.

As of June 30, 2008, the following Federated Funds and Fifth Third Funds had the following built-in gains (losses) for Federal income tax purposes.  These figures are approximate and are likely to change by the date of the Reorganizations.

Federated Intermediate                                                                $(2,197,506)
Fifth Third Intermediate                                                                $1,099,187
Fifth Third Muni                                                                $210,332
Federated MI Muni                                                                $1,154,372
Fifth Third MI Muni                                                                $86,062
Federated OH Muni                                                                $360,375
Fifth Third OH Muni                                                                $270,483

Each of the Federated Muni Money Market, Fifth Third Muni Money Market, Federated MI Money Market and Fifth Third MI Money Market had no built-in gains (losses) as of June 30, 2008.

As of their respective fiscal year ends, the following respective Federated Funds and Fifth Third Funds had unutilized capital loss carryovers in the amount set forth below.  The final amount of unutilized capital loss carryovers for each Fund is subject to change and will not be determined until the time of the Reorganizations:

Federated Intermediate                                                                $2,642,587
Fifth Third Intermediate                                                                $0
Fifth Third Muni                                                                $0

Federated MI Muni                                                                $1,176,065
Fifth Third MI Muni                                                                $325,000

Federated OH Muni                                                                $2,138,477
Fifth Third OH Muni                                                                $0

Each of the Federated Muni Money Market, Fifth Third Muni Money Market, Federated MI Money Market and Fifth Third MI Money Market had no unutilized capital loss carryovers as of their respective year ends.

It is anticipated that any capital loss carryforwards of the Fifth Third Funds and Federated Funds which were generated prior to the Reorganizations will remain available to each respective Federated Fund following the Reorganizations, subject to any applicable limitations under the Code (including limitations that may be imposed as a result of the Reorganizations).

AGREEMENT AMONG FEDERATED, FTAM AND FIFTH THIRD FINANCIAL CORPORATION

Federated entered into an Agreement with FTAM and Fifth Third Financial Corporation (“FTFC”) dated                               , 2008 (“Purchase Agreement”) regarding the sale by FTAM to Federated of certain assets relating to FTAM’s business of providing investment advisory and investment management services to the Fifth Third Funds, FTAM’s and its affiliates’ cooperation in connection with the Reorganizations, the payment of transaction expenses, and related matters.  The sale of such assets, and certain other obligations of the parties, is contingent upon shareholder approval of all of the Reorganizations, among other things.  Assuming shareholder approval is obtained, and the other conditions in the Purchase Agreement and the Plans are met, shareholders of the applicable Fifth Third Fund will become shareholders of a corresponding Federated Fund.  If this occurs, FTAM or its affiliates expect to receive compensation under the Purchase Agreement at closing in an amount calculated on the amount of the assets of the Fifth Third Funds.

Under the Purchase Agreement, Federated, FTAM and FTFC have each agreed, for the minimum time periods specified in Section 15(f) of the 1940 Act and subject to compliance with its fiduciary duties, to use commercially reasonable efforts to cause the Federated Funds Board to take (or refrain from taking, as the case may be) such actions as are necessary to ensure that:  (i) at least 75% of the Federated Funds Board are not “interested persons” (as that term is defined in the 1940 Act) of the Federated Funds’ investment adviser or any interested person:  (ii) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) is imposed as a result of the Reorganizations and (iii) each vacancy on the Federated Funds Board is filled by a person who is not an interested person of the Federated Funds’ investment adviser so as to comply with Section 15(f) of the 1940 Act and has been selected and proposed for election by a majority of the Board who are not interested persons.  Federated may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f) (1)(A) of the 1940 Act, in form and substance reasonably acceptable to the Adviser.

It also is anticipated that Fifth Third Bank, or its affiliates may, under agreements with one or more subsidiaries of Federated, be entitled to receive distribution or servicing fees on shareholder accounts for which it serves as the broker or dealer of record and performs services.  Such fees will be in an aggregate annual amount not to exceed 0.25% on the NAV of the shares of the Federated Funds that are held by shareholders.  However, Fifth Third Bank would no longer receive fees from the Fifth Third Funds, FTAM or their affiliates with respect to those accounts.  For more information with respect to applicable arrangements for the payment of servicing and/or distribution fees, see “Comparative Fee Tables” above.

In addition, it is anticipated that FTAM or its affiliates may, under agreements with one or more subsidiaries of Federated, be eligible to receive Federated-paid shareholder/administrative services fees of up to 0.10% on the NAV of the shares of the Federated Funds that are held by shareholders.

FTAM, Federated and/or their affiliates have agreed to share transaction costs (as defined in the Plans) of the Reorganization, including any costs associated with preparing, filing, printing, and mailing this Proxy Statement/Prospectus and soliciting shareholder votes.

Comparative Information on Shareholders Rights

Both the Fifth Third Funds and the Federated Funds are open-end, management investment companies registered under the 1940 Act, which continuously offer to sell shares as their current NAV.

Each Fifth Third Fund is a portfolio of the Fifth Third Trust, which was established as a business trust under the laws of the Commonwealth of Massachusetts.  With respect to the Federated Funds, Federated Intermediate is a portfolio of Intermediate Municipal Trust (“IMT”); Federated OH Muni and Federated MI Muni are portfolios of Federated Municipal Securities Income Trust (“FMSIT”); and Federated Muni Money Market and Federated MI Money Market are portfolios of Money Market Obligations Trust (“MMOT”).  IMT, FMSIT and MMOT are Massachusetts business trusts.

The Fifth Third Trust and IMT, FMSIT and MMOT entities are governed by under respective Declarations of Trust, By-laws and Boards of Trustees.  The rights of shareholders of the Fifth Third Funds and shareholders of the Federated Funds as set forth in their respective Declarations of Trust, and By-Laws are substantially similar.  Set forth below is a brief summary of the significant rights of shareholders of the Fifth Third Funds and shareholders of the Federated Funds:

CATEGORY	FIFTH THIRD FUNDS	FEDERATED FUNDS
Preemptive Rights	None	Same
Preferences	None	Same
Appraisal Rights	None	Same
Conversion Rights	None	Same
Exchange Rights (other than the right to exchange for shares of other Federated Funds or Fifth Third Funds, as provided in the Funds’ prospectuses)	None	Same
Annual Meetings	Not required	Same
Right to Call Shareholder Meetings
Shall be called upon written notice of at least 10% of the outstanding shares entitled to vote at the meeting.  If the Secretary shall fail to call any meeting of shareholders for a period of two days after receipt of notice, the requesting shareholders may call the meeting.
Same
Notice of Meetings	At least 15 days before the meeting to each shareholder entitled to vote.	Same
Record Date For Meetings	The Trustees may fix in advance a time, which shall not be more than 60 days before the date of any meeting of shareholders	Same
Quorum for Meetings
More than 50% of shares entitled to vote shall be a quorum for the transaction of business at a Shareholders’ meeting, except where any provision of law or of the Declaration of Trust permits or requires that holders of any series or class shall vote as a series or class, then more than 50% of the aggregate number of shares of that series or class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series or class.

Except when otherwise required by law, the presence in person or by proxy of the holders of the following percentages of the shares entitled to vote constitutes a quorum at any meeting of shareholders:  in the case of IMT and MMOT, 25%, and in the case of FMSIT, more than 50%.

Vote Required for Election of Trustees	A plurality of votes cast shall elect a Trustee.	Same
Adjournment of Meetings
In the absence of a quorum, a plurality of the shares present in person of by proxy entitled to vote may adjourn the meeting from time to time without further notice than by announcement at the meeting until a quorum shall be present.
Same
Removal of Trustees by Shareholders	A Trustee may be removed from office at any special meeting of shareholders by a vote of two-thirds of the outstanding shares.	Same
Personal Liability of Officers and Trustees
Trustees and officers of the Trust shall be liable for the their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, as the case may be, and for nothing else.
Same.
Personal Liability of Shareholders
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust.  To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust’s obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder.  On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust.  Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
Same
Rights of Inspection
Under Massachusetts law, and under the Bylaws of the Trust, the trustees of a Massachusetts business trust may from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust maintained on behalf of each series and class of shares of the Trust or any of them may be open to the inspection of the shareholders of any series or class; and no shareholder may have right to inspect any account or book or document of the Trust except that, to the extent such account or book or document relates to the series or class in which he is a shareholder or the Trust generally, such shareholder will have such right of inspection as conferred by laws or authorized by the Trustees or by the resolution of the shareholders of the relevant series or class.
Same
Number of Authorized Shares; Par Value	Unlimited number of shares; No par value	Same

INFORMATION ABOUT THE FEDERATED FUNDS AND THE FIFTH THIRD FUNDS; WHERE TO FIND ADDITIONAL INFORMATION

Information about the Fifth Third Funds is included in its Prospectus and SAI for Class A Shares, Class B Shares and Class C Shares (all Fifth Third Funds); Stock and Bond Mutual Funds Asset Allocation Funds - Institutional Shares of Fifth Third Intermediate, Fifth Third Muni, Fifth Third MI Muni and Fifth Third OH Muni; Institutional Money Market Mutual Funds – Institutional Shares (Institutional Shares of Fifth Third Muni and Fifth Third Money Market); Equity Index Fund/Institutional Money Market Mutual Fund – Select Shares (Select Shares of Fifth Third Muni Money Market); Equity Index Fund/Institutional Money Market Mutual Funds Trust Shares (Trust Shares of Fifth Third Muni Money Market); and Equity Index Fund/Institutional Money Market Mutual Funds – Preferred Shares (Preferred Shares of Fifth Third Muni Money Market), each dated November 29, 2008, and its SAI dated November 29, 2007, each of which is incorporated herein by reference.  Information about the Federated Funds is included in its Prospectus and SAI for Federated Intermediate Muni – Institutional Shares dated July 31, 2008; Federated MI Muni - Class A Shares dated October 31, 2007, Federated OH Muni - Class A Shares dated A______,, 2008, Federated OH Muni – Class F Shares dated October 31, 2007; three separate Prospectuses for Municipal Obligations Fund (Institutional Shares, Institutional Services Shares and Institutional Capital Shares, respectively), each dated September 30, 2007; and two separate Prospectuses for Michigan Municipal Cash Trust (Institutional Shares and Institutional Services Shares, respectively) each dated February 29, 2008, each of which is incorporated herein by reference.  A copy of the applicable Federated Fund accompanies this Prospectus/Proxy Statement.  Copies of the SAI of each Federated Fund, the Prospectuses and SAIs of each Fifth Third Fund and the SAI dated                            , 2008 relating to this Prospectus/Proxy Statement, all of which have been filed with the SEC, may be obtained without charge by contacting the Fifth Third Funds at 1-800-282-5706, or the Federated Funds at 1-800-341-7400 or by writing to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA  02266-8043, or to the Federated Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania  15237-7000.

The Federated Trust on behalf of the Federated Funds and the Fifth Third Trust, on behalf of the Fifth Third Funds, are subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith file reports and other information with the SEC.  Reports, proxy and information statements and other information filed by the Federated Trust, on behalf of the Federated Funds, and by the Fifth Third Trust on behalf of the Fifth Third Funds, can be obtained by calling or writing the Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington, D.C.  20549.  Copies of filings may be available at the following Commission regional offices:  3 World Financial Center, Suite 409, New York, NY 10281-1022; 33 Arch Street, 23rd Floor, Boston, MA 02110-1424; 701 Market Street, Philadelphia, PA 19106-1532; 801 Brickell Ave., Suite 1800, Miami, FL 33131; 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326-1232; 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604; 1801 California Street, Suite 1500, Denver CO 80202-2656; Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, TX 76102; 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648; and 44 Montgomery Street, Suite 2600, San Francisco, CA 94104. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

LEGAL PROCEEDINGS

Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland.  The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998.  The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.  These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”) and other authorities.  In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters.  Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading.  The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act.  The NYAG found that such conduct violated provisions of New York State law.  Federated entered into the settlements without admitting or denying the regulators’ findings.  As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant.  As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless:  (i) at least 75% of the fund’s directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved.  The settlements are described in Federated’s announcement which, along with previous press release and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

Federated entities have also been named as defendants in several additional lawsuits, that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12-b-1 fees.

The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in each of the lawsuits described in the preceding two paragraphs.  Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants).  Additional lawsuits based upon similar allegations may be filed in the future.  The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain.  Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Federated Funds.

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

Proxies are being solicited by the Fifth Third Fund Board on behalf of its portfolios, the Fifth Third Funds.  The proxies will be voted at the special meeting of shareholders of the Fifth Third Funds to be held on  November 21, 2008 at the offices of Fifth Third Asset Management,  511 Walnut Street, 13th Floor, Cincinnati, Ohio 45202 at  10:00 a.m. (Eastern time), (such special meeting and any adjournment or postponement thereof are referred to as the (“Special Meeting”).

The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by FTAM and/or FIMCO or their affiliates.  In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of FTAM and/or FTAM or their affiliates, or, if necessary, a communications firm retained for this purpose.  Such solicitations may be by telephone, through the Internet or otherwise.   Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions, and confirming to the shareholders after the fact.  Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form.  FIMCO and/or FTAM may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

The purpose of the Special Meeting is set forth in the accompanying Notice.  The Fifth Third Funds’ Trustees know of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting.  Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies.  This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about                                 , 2008 to shareholders of record at the close of business on September 22, 2008 (the “Record Date’).

Fifth Third Funds’ Annual Report, which includes audited financial statements for the fiscal year ended July 31, 2007, was previously mailed to shareholders of the Fifth Third Funds.  The Fifth Third Funds will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the Annual Report or Semi-Annual Report dated January 31, 2008 of the Fifth Third Funds, which may be requested by writing to the Fifth Third Funds’ principal executive offices or by calling the Fifth Third Funds.  The principal executive office of Fifth Third Funds is located at 38 Fountain Square, Cincinnati, OH  45263.  These documents, as well as additional information about the Funds, (including portfolio holdings, performance, and distributions), are also available on the website for the Federated Funds and the Fifth Third Funds.  The website for the Federated Funds is FederatedInvestors.com and the website for the Fifth Third Funds is www.fifththirdfunds.com.

Federated Funds’ toll-free telephone number is 1-800-341-7400 and the Fifth Third Funds’ toll-free telephone number is 1-800-282-5706.

PROXIES, QUORUM AND VOTING AT THE SPECIAL MEETING

Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting.  Each Share of each Fifth Third Funds is entitled to one vote.  Fractional shares are entitled to proportionate shares of one vote.  The votes of shareholders of the Federated Funds are not being solicited since their approval is not required in order to effect the Reorganization.

Any person given a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of Fifth Third Funds.  In  addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special meeting may withdraw his or her proxy and vote in person.  All property executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies.  If no instruction is given on the submitted proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Agreements and Plans of Reorganizations.

In order to hold the Special Meeting, a “quorum” of shareholders of a Fifth Third Fund must be present.  Holders of more than 50% of the total number of Shares entitled to vote, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal to approve the Agreements and Plans of Reorganization and for the purpose of transacting any other business which may come before the meeting.  Approval of the Reorganizations requires  the affirmative vote of “a majority of the outstanding securities” as defined in the 1940 Act.  This vote requires the lesser of (A) 67% or more of the voting securities of the relevant Fifth Third Fund present at the meeting of shareholders of such Fifth Third Fund if the shareholders of more than 50% of the outstanding voting securities of such Fifth Third Fund are present or represented by proxy; or (B) more than 50% of the outstanding voting securities of such Fifth Third Fund.

Shares represented by a properly executed proxy will be voted in accordance with the instructions on the proxy, or, if no instructions are provided, the shares will be voted in FAVOR of the approval of the Reorganization.  For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted.  For this reason, abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of the proposal.

If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting from time to time without further notice other than by announcement to be given at the meting until a quorum is met.  In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal.  All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned.  The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote.  A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

SHARE OWNERSHIP OF THE FUNDS

As of                                      , 2008 the Fifth Third Funds had the following numbers of outstanding shares of beneficial interest:

Name of Fund	Share Class	Outstanding Shares
Fifth Third Intermediate Municipal Bond Fund	Class A Shares Class B Shares Class C Shares Institutional Shares
Fifth Third Municipal Bond Fund	Class A Shares Class B Shares Class C Shares Institutional Shares
Fifth Third Michigan Municipal Bond Fund	Class A Shares Class B Shares Class C Shares Institutional Shares
Fifth Third Ohio Municipal Bond Fund	Class A Shares Class B Shares Class C Shares Institutional Shares
Fifth Third Municipal Money Market Fund	Institutional Shares Select Shares Preferred Shares Trust Shares Class A Shares
Fifth Third Michigan Municipal Money Market Fund	Institutional Shares Class A Shares

Each Share is entitled to one vote and fractional shares have proportionate voting rights.
To the knowledge of the Fifth Third Trust’s management, as of                               , 2008, the following entities held beneficially or of record more than 5% of each Fifth Third Funds’ outstanding share classes:

[TO COME]

Officers and Trustees of the Fifth Third Trust own less than 1% of each class of each Fifth Third Fund’s outstanding shares.
To Knowledge of the Federated Trust’s management, as of                                  , 2008, the following entities held beneficially or of record more than 5% of each Federated Funds outstanding share classes:

[TO COME]

Officers and Trustees own less than 1% of each class of each Federated Fund’s outstanding shares.

Shareholders owning 25% or more of outstanding shares may be in control of the Fund at which they are a shareholder and be able to effect the outcome of certain matters presented for a vote of shareholders.

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Fifth Third Funds.

SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

[Name]
[Title]
Fifth Third Funds

ANNEX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ____ day of ________, 2008, by and between FEDERATED MUNICIPAL SECURITIES INCOME TRUST, a Massachusetts business trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA, 15237 (the “Federated Trust), with respect to its Federated Ohio Municipal Income Fund (the “Acquiring Fund”), a series of the Federated Trust, and FIFTH THIRD FUNDS, a Massachusetts business trust, with its principal place of business at ___________________________ (the “Trust”), with respect to its Fifth Third Ohio Municipal Bond Fund, a series of the Trust (“Acquired Fund” and, collectively with the Acquiring Fund, the “Funds”).

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder.  The reorganization will consist of:  (i) the transfer of all of the assets of the Acquired Fund in exchange for Class A Shares and Class F Shares, no par value per share, of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the distribution of Class F Shares of the Acquiring Fund to the holders of Class A Shares, Class B Shares, and Class C Shares of the Acquired Fund, and the distribution of Class A Shares of the Acquiring Fund to the holders of Institutional Shares of the Acquired Fund; and (iii) the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund and the Acquired Fund are separate series of the Federated Trust and the Trust, respectively, and the Federated Trust and the Trust are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund and the Acquired Fund are authorized to issue their shares of beneficial interests;

WHEREAS, the Trustees of the Federated Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

WHEREAS, the Trustees of the Trust have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

 1.1           THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund.  In exchange, the Acquiring Fund agrees:  (i) to deliver to the Acquired Fund the number of each class of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of each class of shares of the Acquired Fund (“Acquired Fund Shares”) by (b) the ratio computed by dividing (x) the net asset value per share of such class of Acquired Fund Shares by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2.  Holders of the Class A Shares, Class B Shares, and Class C Shares of the Acquired Fund will receive Class F Shares of the Acquiring Fund, and holders of the Institutional Shares of the Acquired Find will receive Class A Shares of the Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

 1.2           ASSETS TO BE ACQUIRED.  The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund.  The assets to be acquired by the Acquiring Fund shall not include any deferred or prepaid expenses remaining on the books of the Acquired Fund on the Closing Date, and shall be excluded from the Valuation of Assets under paragraph 2.1 and the corresponding calculation of net asset value per share of each class of the Acquired Fund Shares under this Agreement.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements.  The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.

 1.3           LIABILITIES TO BE DISCHARGED.  The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

 1.4           LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is conveniently practicable:  (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below.  Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders.  All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the Acquired Fund.  The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.  After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

 1.5           OWNERSHIP OF SHARES.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.

 1.6           TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

 1.7           REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

 1.8           TERMINATION.  The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

 1.9           BOOKS AND RECORDS.  All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

 1.10           SALES CHARGES.  Shareholders of the Institutional Shares of the Acquired Fund as of the Closing Date shall not be subject to any front end or contingent deferred sales load of the Acquiring Fund on shares received on the Closing Date or on purchases of the same class of shares of the Acquiring Fund as those received on the Closing Date.

ARTICLE II

VALUATION

 2.1           VALUATION OF ASSETS.  The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

 2.2           VALUATION OF SHARES.  The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share of such class of Acquiring Fund Shares computed at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

 2.3           SHARES TO BE ISSUED.  The number of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets, shall be determined by (a) multiplying the shares outstanding of each class of Acquired Fund Shares by (b) the ratio computed by (x) dividing the net asset value per share of such class of Acquired Fund Shares by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares determined in accordance with paragraph 2.2.

 2.4           DETERMINATION OF VALUE.  All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.

ARTICLE III

CLOSING AND CLOSING DATE

 3.1           CLOSING DATE.  The closing shall occur on or about ______________, 2008, or such other date(s) as the parties may agree to in writing (the “Closing Date”).  All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein.  The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

 3.2           CUSTODIAN’S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), shall deliver at the Closing a certificate of an authorized officer stating that:  (a) the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

 3.3           EFFECT OF SUSPENSION IN TRADING.  In the event that on the scheduled Closing Date, either:  (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

 3.4           TRANSFER AGENT’S CERTIFICATE. Boston Financial Data Services, Inc., as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver, or cause Boston Financial Data Services, Inc., its transfer agent, to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

 4.1           REPRESENTATIONS OF THE ACQUIRED FUND.  The Trust, on behalf of the Acquired Fund, represents and warrants to the Federated Trust, on behalf of the Acquiring Fund, as follows:

a)
The Acquired Fund is a legally designated, separate series of a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts. The Trust is registered as an open-end management investment company under the 1940 Act, and the Trust’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

b)
The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

c)
The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not, result in the violation of any provision of the Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

d)
The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

e)
Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement.  The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

f)
The audited financial statements of the Acquired Fund as of July 31, 2007, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

g)
The unaudited financial statements of the Acquired Fund as of January 31, 2008, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

h)
Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.  For the purposes of this paragraph h, a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

i)
As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Acquired Fund’s knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund or the net asset value per share of any class of shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

j)
The minute books and other similar records of the Acquired Fund as made available to the Acquiring Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund and of the Acquired Fund, the Acquired Fund’s Board of Trustees and committees of the Acquired Fund’s Board of Trustees. The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the shares of the Acquired Fund.

k)
The Acquired Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

l)
All federal and other tax returns and reports of the Acquired Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof.  To the best of the Acquired Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

m)
All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund.  All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in paragraph 3.4.  The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund Shares, and has no outstanding securities convertible into any of the Acquired Fund Shares.

n)
At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the Commonwealth of Massachusetts, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

o)
The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund.  Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

p)
The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other applicable laws and regulations.

q)
From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquired Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

r)
The Acquired Fund has qualified and elected to be treated as a “regulated investment company” under the Code (a “RIC”), as of and since its first taxable year; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

s)
No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Massachusetts law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

 4.2           REPRESENTATIONS OF THE ACQUIRING FUND.  The Federated Trust, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Acquired Fund, as follows:

a)	The Acquiring Fund is a separate series of a business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

b)
The Federated Trust is registered as an open-end management investment company under the 1940 Act, and the Federated Trust’s registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c)
The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d)
The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Federated Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

e)
Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement.  The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

f)
The financial statements of the Acquiring Fund as of August 31, 2007 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Funds) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

g)
The unaudited financial statements of the Acquiring Fund as of February 29, 2008, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

h)
Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund.  For the purposes of this paragraph (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

i)
All federal and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof.  To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j)
All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund.  The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

k)
The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

l)
Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized.  When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

m)
The information to be furnished by the Acquiring Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

n)
From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Federated Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

o)
The Acquiring Fund has qualified and elected to be treated as a RIC under the Code as of and since its first taxable year; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

p)
No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

q)
The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

 5.1           OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

 5.2           APPROVAL OF SHAREHOLDERS.  The Trust will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

 5.3           INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

 5.4           ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

 5.5           FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

 5.6           STATEMENT OF EARNINGS AND PROFITS.  As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Trust’s Treasurer.

 5.7           PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT.  The Federated Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the “Registration Statement”).  The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement.  The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable.  Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Acquired Fund’s Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

 5.8           On or before the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by the Federated Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

 All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date.  The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund’s name by the Trust’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE

ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

 8.1           This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Trust’s Declaration of Trust and By-Laws.  Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

 8.2           On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

 8.3           All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

 8.4           The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

 8.5           The parties shall have received an opinion of Reed Smith LLP to the effect that for federal income tax purposes:

a)
The transfer of all of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

b)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

c)
No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.

d)	No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.

e)
The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization.  The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f)
The tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization.  The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

Such opinion shall be based on customary assumptions and such representations Reed Smith LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

 All fees and expenses associated with the Acquiring Fund’s and Acquired Fund’s participation in the Reorganization contemplated in this Agreement will be paid by Federated Investment Management Company, Fifth Third Asset Management, Inc. and/or their affiliates, as agreed separately among them; provided, however, that Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states.  Reorganization expenses include, without limitation:  (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.  Notwithstanding the foregoing, fees and expenses shall in any event be paid by the party directly incurring such fees and expenses if and to the extent that the payment of such fees and expenses by Federated Investment Management Company, Fifth Third Asset Management, Inc. and/or their affiliates would result in disqualification of such party as a regulated investment company within the meaning of Section 851 of the Code.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

 10.1           The Federated Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

 10.2           Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

 This Agreement may be terminated by the mutual agreement of the Federated Trust and the Trust.  In addition, either the Federated Trust or the Trust may at its option terminate this Agreement at or before the Closing Date due to:

a)	a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c)
a determination by a party’s Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Trust or the Federated Trust, respectively, and notice given to the other party hereto.

 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquired Fund, the Federated Trust, the Trust, or their respective Trustees or officers, to the other party or its Trustees or officers.

ARTICLE XII

AMENDMENTS

 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust and the Federated Trust as specifically authorized by their respective Board of Trustees; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.

 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

 It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Federated Trust personally, but shall bind only the Trust property of the Acquiring Fund, as provided in the Declaration of Trust of the Federated Trust.  The execution and delivery of this Agreement have been authorized by the Trustees of the Federated Trust on behalf of the Acquiring Fund and signed by authorized officers of the Federated Trust, acting as such.  Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Trust property of the Acquiring Fund as provided in the Federated Trust’s Declaration of Trust.

 It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the Trust property of the Acquired Fund, as provided in the Declaration of Trust of the Trust.  The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquired Fund and signed by authorized officers of the Trust, acting as such.  Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Trust property of the Acquired Fund as provided in the Trust’s Declaration of Trust.

 IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

FEDERATED MUNICIPAL SECURITIES INCOME TRUST
on behalf of its portfolio,
Federated Ohio Municipal Income Fund

John W. McGonigle, Secretary

FIFTH THIRD FUNDS
on behalf of its portfolio,
Fifth Third Ohio Municipal Bond Fund

______________________, Secretary

ANNEX B

Each Fund has fundamental investment limitations which may not be changed without shareholder approval.

The following chart compares the fundamental limitations of the Fifth Third Funds and the Federated Funds.  While shareholder approval is required to change a fundamental limitation, non-fundamental limitations may be changed by a Fund’s Board.

INVESTMENT LIMITATIONS
Fifth Third Intermediate Municipal Bond Fund	Federated Intermediate Municipal Trust
Issuing Senior Securities and Borrowing Money (fundamental)
The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, the Fund does not intend to borrow money. The Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing.

Issuing Senior Securities (fundamental)
The Fund will not issue senior securities except for delayed-delivery and when-issued transactions and futures contracts, each of which might be considered senior securities. In addition, the Fund reserves the right to purchase municipal securities which the Fund has the right or obligation to sell to a third party (including the issuer of a participation interest).
Borrowing (fundamental)
The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio instruments. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous. Interest paid on borrowed funds will serve to reduce the Fund’s income. The Fund will liquidate any such borrowings as soon as possible.

Selling Short and Buying on Margin (fundamental)
The Fund will not sell any securities short or purchase any securities on margin, but the Fund may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.

Selling Short and Purchases on Margin ( non-fundamental)
The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

Pledging Assets (fundamental)
The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of the Fund’s assets.

Pledging Assets (fundamental)
The Fund will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

Lending Cash or Securities (fundamental)
The Fund will not lend any of its respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of the Fund’s total assets may be lent to third parties. The preceding limitation shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.

Lending Cash or Securities (fundamental)
The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued municipal securities as permitted by its investment objective and policies.

Investing in Commodities (fundamental) The Fund will not purchase or sell commodities or commodity contracts.	Investing in Commodities (fundamental) The Fund will not purchase or sell commodities or commodity contracts.
Investing in Real Estate (fundamental)
The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Investing in Real Estate (fundamental) The Fund will not purchase or sell real estate, although it may invest in municipal securities secured by real estate or interests in real estate.
Diversification of Investments (fundamental)
The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Diversification of Investments (fundamental)
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

Dealing in Put and Call Options (fundamental)
The Fund will not buy or sell put options (with the exception of listed put options on financial futures contracts), call options (with the exception of listed call options or over-the-counter call options on futures contracts), straddles, spreads, or any combination of these.

Dealing in Put and Call Options (fundamental)
The Fund will not purchase or sell puts, calls, straddles, spreads, or any combination of them, except that the Fund may purchase put options on municipal securities in an amount up to 10% of its total assets or may purchase municipal securities accompanied by agreements of sellers to repurchase them at the Fund’s option.

Concentration of Investments (fundamental)
The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, Fund may invest as a temporary investment more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

Concentration of Investments (non-fundamental)
The Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities and domestic bank instruments shall not be considered investments in any one industry.

Underwriting (fundamental)
The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

Underwriting (fundamental)
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective policies and limitations.

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INVESTMENT LIMITATIONS
Fifth Third Municipal Bond Fund	Federated Intermediate Municipal Trust
Issuing Senior Securities and Borrowing Money (fundamental)
The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, the Fund intends to borrow money. The Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing.

Issuing Senior Securities (fundamental)
The Fund will not issue senior securities except for delayed-delivery and when-issued transactions and futures contracts, each of which might be considered senior securities. In addition, the Fund reserves the right to purchase municipal securities which the Fund has the right or obligation to sell to a third party (including the issuer of a participation interest).
Borrowing (fundamental)
The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio instruments. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous. Interest paid on borrowed funds will serve to reduce the Fund’s income. The Fund will liquidate any such borrowings as soon as possible.

Selling Short and Buying on Margin (fundamental)
The Fund will not sell any securities short or purchase any securities on margin, but the Fund may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

Selling Short and Purchases on Margin ( non-fundamental)
The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

Pledging Assets (fundamental)
The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of the Fund’s assets.

Pledging Assets (fundamental)
The Fund will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

Lending Cash or Securities (fundamental)
The Fund will not lend any of its assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of the Fund’s total assets may be lent to third parties. The preceding limitation shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.

Lending Cash or Securities (fundamental)
The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued municipal securities as permitted by its investment objective and policies.

Investing in Commodities (fundamental)
The Fund will not purchase or sell commodities or commodity contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

Investing in Commodities (fundamental) The Fund will not purchase or sell commodities or commodity contracts.
Investing in Real Estate (fundamental)
The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Investing in Real Estate (fundamental) The Fund will not purchase or sell real estate, although it may invest in municipal securities secured by real estate or interests in real estate.
Diversification of Investments (fundamental)
The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Diversification of Investments (fundamental)
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

Dealing in Put and Call Options None
Dealing in Put and Call Options (fundamental)
The Fund will not purchase or sell puts, calls, straddles, spreads, or any combination of them, except that the Fund may purchase put options on municipal securities in an amount up to 10% of its total assets or may purchase municipal securities accompanied by agreements of sellers to repurchase them at the Fund’s option.

Concentration of Investments (fundamental)
The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities. The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as a temporary investment more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

Concentration of Investments (non-fundamental)
The Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities and domestic bank instruments shall not be considered investments in any one industry.

Underwriting (fundamental)
The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

Underwriting (fundamental)
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective policies and limitations.

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INVESTMENT LIMITATIONS
Fifth Third Michigan Municipal Bond Fund	Federated Michigan Intermediate Municipal Trust
Issuing Senior Securities and Borrowing Money (fundamental)
The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, the Fund does not intend to borrow money. The Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing.

Borrowing Money and Issuing Senior Securities (fundamental)
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Selling Short and Buying on Margin (fundamental)
The Fund will not sell any securities short or purchase any securities on margin, but the Fund may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by the  Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

Buying on Margin (non-fundamental)
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets (fundamental)
The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of the Fund’s assets.

Pledging Assets (non-fundamental)
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Lending Cash or Securities (fundamental)
The Fund will not lend any of its assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of the Fund’s total assets may be lent to third parties. The preceding limitation shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.

Lending Cash or Securities (fundamental)
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities (fundamental)
The Fund will not purchase or sell commodities or commodity contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

Investing in Commodities (fundamental)
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.  For purposes of this restrictions, investments in transactions involving futures and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities

Investing in Real Estate (fundamental)
The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Investing in Real Estate (fundamental)
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Diversification of Investments (fundamental)
The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Diversification of Investments (fundamental) None
Concentration of Investments (fundamental)
The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its respective total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as a temporary investment more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

Concentration of Investments (fundamental)
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Underwriting (fundamental)
The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

Underwriting (fundamental)
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

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INVESTMENT LIMITATIONS
Fifth Third Ohio Municipal Bond Fund	Federated Ohio Municipal Income Fund
Issuing Senior Securities and Borrowing Money (fundamental)
The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, the Fund does not intend to borrow money. The Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing.

Borrowing Money and Issuing Senior Securities (fundamental) The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Act of 1940.
Selling Short and Buying on Margin (fundamental)
The Fund will not sell any securities short or purchase any securities on margin, but the Fund may obtain such short-term credits as are necessary for clearance of purchases and sales of securities.

Buying on Margin (non-fundamental)
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets (fundamental)
The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of the Fund’s assets.

Pledging Assets (non-fundamental)
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Lending Cash or Securities (fundamental)
The Fund will not lend any of its assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of the Fund’s total assets may be lent to third parties. The preceding limitation shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.

Lending Cash or Securities (fundamental)
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities (fundamental) The Funds will not purchase or sell commodities or commodity contracts.	Investing in Commodities (fundamental) The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
Investing in Real Estate (fundamental)
The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Investing in Real Estate (fundamental)
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Diversification of Investments (fundamental)
The Fund, as non-diversified company, may have no more than 25% of its total assets invested in the securities of any one issuer (other than securities of the U.S. government, its agencies or instrumentalities, or the shares of other regulated investment companies). In addition, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer (other than securities issued by the U.S. government, its agencies or instrumentalities), or invest in more than 10% of the voting securities of any one issuer (other than securities issued by the U.S. government, its agencies or instrumentalities), determined at the time of purchase

Diversification of Investments (fundamental) None
Dealing in Put and Call Options (fundamental)
The Fund will not buy or sell put options (with the exception of listed put options on financial futures contracts), call options (with the exception of listed call options or over-the-counter call options on futures contracts), straddles, spreads, or any combination of these.

Dealing in Put and Call Options (fundamental) None
Concentration of Investments (fundamental)
The Fund will not invest 25% or more of the value of its total assets in any one industry, except that each Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities. Regarding the Asset Allocation Funds, underlying Funds are not themselves considered to be included in an industry for purposes of the preceding limitation.
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its respective total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, each of these Funds may invest as temporary investments more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

Concentration of Investments (fundamental)
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Underwriting (fundamental)
The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

Underwriting (fundamental)
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

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INVESTMENT LIMITATIONS
Fifth Third Municipal Money Market Fund	Municipal Obligations Fund
Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, but its may obtain such short-term credit as may be necessary for clearance of purchases and sales.

Purchases on Margin (non-fundamental)
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Issuing Senior Securities and Borrowing Money.
The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. The Fund does not consider the issuance of separate classes of shares to involve the issuance of “senior securities” within the meaning of this investment limitation. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The Fund does not have any present intention to borrow money. The Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing.

Borrowing Money and Issuing Senior Securities The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.
Pledging Securities or Assets.
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

Pledging Assets (non-fundamental)
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Commodities, Commodity Contracts, or Real Estate.
The Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests, although the Fund may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Investing in Commodities (fundamental)
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.  Investing in Real Estate (fundamental)
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting.
The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

Underwriting (fundamental)
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities.
The Fund will not lend any of its assets except portfolio securities up to one-third of the value of total assets except that (i) cash may be lent to other Funds of the Trust subject to applicable SEC limitations and (ii) portfolio securities of the Fund may be lent to third parties. This shall not prevent the  Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.

Lending (fundamental)
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Acquiring Voting Securities.
The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.

Acquiring Voting Securities. None
Diversification of Investments.
The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Diversification (fundamental)
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or a Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments.
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects; provided that, this limitation shall not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Concentration of Investments.
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Dealing in Puts and Calls. The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.	Dealing in Puts and Calls. None

-  -

INVESTMENT LIMITATIONS
Fifth Third Michigan Municipal Money Market Fund	Federated Michigan Municipal Cash Trust
Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, but it may obtain such short-term credit as may be necessary for clearance of purchases and sales.

Purchases on Margin (non-fundamental)
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Issuing Senior Securities and Borrowing Money.
The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. The Fund does not consider the issuance of separate classes of shares to involve the issuance of “senior securities” within the meaning of this investment limitation. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The Fund does not have any present intention to borrow money. The Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Pledging Securities or Assets.
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

Pledging Assets (non-fundamental)
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Commodities, Commodity Contracts, or Real Estate.
The Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests.

Investing in Commodities (fundamental)
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
Investing in Real Estate (fundamental)
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Underwriting.
The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

Underwriting (fundamental)
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities.
The Fund will not lend any of its assets except portfolio securities up to one-third of the value of total assets except that (i) cash may be lent to other Funds of the Trust subject to applicable SEC limitations and (ii) portfolio securities of the Fund may be lent to third parties. This shall not prevent the  Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.

Lending (fundamental)
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Acquiring Voting Securities. The Fund will not acquire the voting securities of any issuer for the purpose of exercising control or management.	Acquiring Voting Securities. None
Diversification of Investments.
The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Diversification (fundamental) The Fund is a “diversified company” within the meaning of the 1940 Act, as amended, and any rules, regulations, or interpretations thereunder.
Concentration of Investments.
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects; provided that, this limitation shall not apply to securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities.

Concentration
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Dealing in Put and Calls. The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.	Dealing in Put and Calls. None

-  -

Annex C

Management’s Discussion of Fund Performance

MANAGEMENT DISCUSSION OF FUND PERFORMANCE- Annual report dated July 31, 2007

--------------------------------------------------------------------------------
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2007, the Fifth Third Municipal Bond Fund
(Institutional Shares) returned 4.04% on a net of fee basis, compared to its benchmark, the Lehman Brothers Municipal Bond Index, which returned 4.26%.

Although municipal bonds don't have direct mortgage exposure, a number of issues resulting from complications in the subprime home loan market pulled down the municipal bond market during the last two months of the period. Perhaps most importantly, spreads, or the difference between the yields on municipal bonds and market benchmarks, expanded greatly as values on municipal credits subsided from prior levels (yields and prices move in opposite direction). The change was sharpest in low quality issues as investors adjusted risk tolerances.

In addition, municipal bonds backed by large brokerage firms sagged as questions about the soundness of the investment banks arose amid the collapse of some high profile hedge funds. Similarly, monoline insurers, which help guarantee payments on lower grade municipal issues, dropped as concerns over the companies'
subprime market exposure grew.

Prior to the emerging troubles, supply levels soared through the end of 2006 and through the first five months of 2007. Although issuance tapered in June and
July, the market saw a 25.75% increase in volume through the first seven months of 2007, led by a large increase in refinancing volumes.

Within the Fund, an underweight in the long end of the curve proved advantageous as longer dated issues lagged the benchmark. The Fund's high quality emphasis further enhanced gains as higher rated bonds fared better in the late-period selloff.

Accordingly, the Fund's lower rated credits underperformed. In general, spreads in the BBB-rated category remained unattractive, although opportunities were starting to appear in the higher quality A-rated space by the period's close.

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL
FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM,
HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A
LOWER RATE OF RETURN.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2007
--------------------------------------------------------------------------------

                                                                ENDING
                             1 YEAR     5 YEAR     10 YEAR     VALUE 2
                             ------     ------     -------     -------
Institutional                 4.04%      3.61%      4.52%      $15,552
----------------------------------------------------------------------
Class A Shares               -1.16%      2.35%      3.75%      $14,449
----------------------------------------------------------------------
Class B Shares               -1.97%      2.26%      3.46%      $14,053
----------------------------------------------------------------------
Class C Shares                3.04%      2.61%      3.48%      $14,082
----------------------------------------------------------------------
Advisor Shares                0.10%      2.43%      3.67%      $14,333
----------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index 1        4.26%      4.50%      5.23%      $16,654
----------------------------------------------------------------------
Lipper General Municipal
Debt Funds Average 1          3.45%      3.87%      4.31%      $15,174
----------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED
REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE
INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S
SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO
OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, VISIT
WWW.FIFTHTHIRDFUNDS.COM.

DURING THE PERIOD SHOWN, THE TOTAL RETURN FIGURES REFLECT THE WAIVER OF A
PORTION OF THE FUND'S ADVISORY OR ADMINISTRATIVE FEES. WITHOUT SUCH WAIVER OF
FEES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. AS OF 7/31/07, THE GROSS EXPENSE
RATIOS ARE 1.13% (INSTITUTIONAL SHARES), 1.38% (CLASS A), 2.13% (CLASS B), 2.12%
(CLASS C), AND 1.63% (ADVISOR SHARES). THE TOTAL RETURN FIGURES FOR
INSTITUTIONAL SHARES REFLECT A SALES CHARGE OF 0.0%. THE TOTAL RETURN FIGURES
FOR A SHARES AND ADVISOR SHARES REFLECT THE MAXIMUM SALES CHARGE OF 4.75% AND
3.25% RESPECTIVELY. THE TOTAL RETURN FIGURES FOR B SHARES AND C SHARES REFLECT
THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 5.0% AND 1.0% WITHIN THE
FIRST YEAR, RESPECTIVELY.

THE QUOTED PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND
DISTRIBUTIONS OR REDEMPTION OF SHARES. FOR THE PERIOD PRIOR TO OCTOBER 29, 2001,
THE QUOTED PERFORMANCE FOR THE FIFTH THIRD MUNICIPAL BOND FUND INSTITUTIONAL
SHARES REFLECTS THE PERFORMANCE OF THE KENT TAX-FREE INCOME FUND INSTITUTIONAL
SHARES WITH AN INCEPTION DATE OF MARCH 20, 1995. PRIOR TO OCTOBER 29, 2001, THE
PERFORMANCE FOR THE FIFTH THIRD MUNICIPAL BOND FUND CLASS A SHARES REFLECTS THE
PERFORMANCE OF THE KENT TAX-FREE INCOME FUND INVESTMENT SHARES WITH AN INCEPTION
DATE OF MARCH 31, 1995, AND IS ADJUSTED TO REFLECT APPLICABLE SALES CHARGE.
CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE
PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH
DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO
REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES.
ADVISOR SHARES WERE INITIALLY OFFERED ON OCTOBER 29,2001. THE PERFORMANCE FIGURES
FOR ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR
INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES FOR ADVISOR SHARES.

--------------------------------------------------------------------------------
BOND QUALITY AS OF JULY 31, 2007
AS REPRESENTED BY STANDARD AND POOR'S/MOODY'S RATING AGENCIES
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +
--------------------------------------------------------------------------------

                                  [BAR CHART]

AAA/Aaa                                                                   63.5%
AA+/Aa1                                                                   6.37%
AA/Aa2                                                                    6.67%
AA-/Aa3                                                                   9.05%
A+/A1                                                                     2.26%
A/A2                                                                       3.3%
A-/A3                                                                     2.22%
BBB+/Baa1                                                                 1.56%
BBB-/Baa3                                                                 4.57%
Net Cash and Equivalents                                                   0.5%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

                                       52


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

                                  [LINE CHART]
                                                           Lipper General
             Municipal Bond          Lehman Brothers       Municipal Debt
         (Institutional Shares)    Municipal Bond Index    Funds Average
         ----------------------    --------------------    --------------
7/31/97         $ 10,000                 $ 10,000             $ 10,000
                $ 9,993                  $ 10,024             $ 10,010
  12/97         $ 10,259                 $ 10,296             $ 10,293
                $ 10,336                 $ 10,414             $ 10,395
                $ 10,465                 $ 10,573             $ 10,531
                $ 10,822                 $ 10,897             $ 10,835
  12/98         $ 10,845                 $ 10,963             $ 10,847
                $ 10,895                 $ 11,060             $ 10,902
                $ 10,650                 $ 10,865             $ 10,654
                $ 10,600                 $ 10,821             $ 10,498
  12/99         $ 10,491                 $ 10,737             $ 10,327
                $ 10,827                 $ 11,051             $ 10,624
                $ 10,973                 $ 11,218             $ 10,736
                $ 11,230                 $ 11,490             $ 10,986
  12/00         $ 11,792                 $ 11,992             $ 11,451
                $ 12,011                 $ 12,258             $ 11,672
                $ 12,057                 $ 12,338             $ 11,736
                $ 12,374                 $ 12,684             $ 12,032
  12/01         $ 12,271                 $ 12,607             $ 11,907
                $ 12,386                 $ 12,725             $ 12,005
                $ 12,851                 $ 13,191             $ 12,404
                $ 13,482                 $ 13,817             $ 12,937
  12/02         $ 13,455                 $ 13,817             $ 12,889
                $ 13,597                 $ 13,983             $ 12,969
                $ 13,947                 $ 14,344             $ 13,312
                $ 13,930                 $ 14,356             $ 13,313
  12/03         $ 14,086                 $ 14,552             $ 13,514
                $ 14,280                 $ 14,803             $ 13,707
                $ 13,912                 $ 14,453             $ 13,385
                $ 14,405                 $ 15,016             $ 13,861
  12/04         $ 14,519                 $ 15,204             $ 14,030
                $ 14,458                 $ 15,198             $ 14,015
                $ 14,818                 $ 15,643             $ 14,396
                $ 14,759                 $ 15,624             $ 14,376
  12/05         $ 14,806                 $ 15,738             $ 14,469
                $ 14,816                 $ 15,777             $ 14,511
                $ 14,790                 $ 15,782             $ 14,505
                $ 15,301                 $ 16,319             $ 14,977
  12/06         $ 15,447                 $ 16,500             $ 15,128
                $ 15,533                 $ 16,633             $ 15,223
                $ 15,422                 $ 16,523             $ 15,104
7/31/07         $ 15,552                 $ 16,654             $ 15,174

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED
REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL
RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND
CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT
AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL
COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR
WEBSITE AT WWW.FIFTHTHIRDFUNDS.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1     The Fund's performance is measured against the Lehman Brothers Municipal
      Bond Index and the Lipper General Municipal Debt Funds Average. The Lehman
      Brothers Municipal Bond Index is generally representative of the municipal bond market. The Lipper General Municipal Debt Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Lehman Brothers Municipal Bond Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as invest- ment management and fund accounting fees. However, the Lipper General Municipal
      Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2     The ending value represents the value of a $10,000 investment in the indicated share class for the 10-year period ended July 31, 2007.

                                       53


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2007, the Fifth Third Intermediate
Municipal Bond Fund (Institutional Shares) returned 3.59% on a net of fee basis, underperforming its benchmark, the Lehman Brothers Quality Intermediate
Municipal Bond Index, which returned 3.98%.

Although municipal bonds don't have direct mortgage exposure, a number of issues resulting from complications in the subprime home loan market pulled down the municipal bond market during the last two months of the period. Perhaps most importantly, spreads, or the difference between the yields on municipal bonds and market benchmarks, expanded greatly as values on municipal credits subsided from prior levels (yields and prices move in opposite direction). The change was sharpest in low quality issues as investors adjusted risk tolerances.

In addition, municipal bonds backed by large brokerage firms sagged as questions about the soundness of the investment banks arose amid the collapse of some high profile hedge funds. Similarly, monoline insurers, which help guarantee payments on lower grade municipal issues, dropped as concerns over the companies'
subprime market exposure grew.

Prior to the emerging troubles, supply levels soared through the end of 2006 and through the first five months of 2007. Although issuance tapered in June and
July, the market saw a 25.75% increase in volume through the first seven months of 2007, led by a large increase in refinancing volumes.

Within the Fund, a slightly longer duration than the benchmark hindered performance as shorter dated issues rallied in anticipation of a Federal Reserve rate cut. Conversely, the Fund's high quality emphasis enhanced gains as higher rated bonds fared better in the selloff.

During the period, the Fund shed some longer term issues on valuation concerns and sought opportunities in the higher quality A-rated space.

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL
FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM,
HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A
LOWER RATE OF RETURN.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2007
--------------------------------------------------------------------------------

                                                                ENDING
                             1 YEAR     5 YEAR     10 YEAR     VALUE 2
                             ------     ------     -------     -------
Institutional                 3.59%      2.75%      3.92%      $14,690
----------------------------------------------------------------------
Class A Shares               -0.35%      1.76%      3.29%      $13,818
----------------------------------------------------------------------
Class B Shares               -1.64%      1.93%      3.15%      $13,635
----------------------------------------------------------------------
Class C Shares                2.55%      1.73%      2.88%      $13,279
----------------------------------------------------------------------
Lehman Brothers
Quality Intermediate
Municipal Bond Index 1        3.98%      3.52%      4.63%      $15,715
----------------------------------------------------------------------
Lipper Intermediate
Municipal Debt
Funds Average 1               3.22%      3.12%      4.14%      $14,841
----------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED
REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE
INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S
SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO
OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, VISIT
WWW.FIFTHTHIRDFUNDS.COM.

DURING THE PERIOD SHOWN, THE TOTAL RETURN FIGURES REFLECT THE WAIVER OF A
PORTION OF THE FUND'S ADVISORY OR ADMINISTRATIVE FEES. WITHOUT SUCH WAIVER OF
FEES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. AS OF 7/31/07, THE GROSS EXPENSE
RATIOS ARE 0.89% (INSTITUTIONAL SHARES), 1.15% (CLASS A), 1.90% (CLASS B), AND
1.89% (CLASS C). THE TOTAL RETURN FIGURES FOR INSTITUTIONAL SHARES REFLECT A
SALES CHARGE OF 0.0%. THE TOTAL RETURN FIGURES FOR A SHARES REFLECTS THE MAXIMUM
SALES CHARGE OF 3.50%. THE TOTAL RETURN FIGURES FOR B SHARES AND C SHARES
REFLECT THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 5.0% AND 1.0%
WITHIN THE FIRST YEAR, RESPECTIVELY.

THE QUOTED PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND
DISTRIBUTIONS OR REDEMPTION OF SHARES. FOR THE PERIOD PRIOR TO OCTOBER
29,2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD INTERMEDIATE MUNICIPAL BOND
FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE
TAX-FREE FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF DECEMBER 16, 1992.
PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FIGURES FOR THE FIFTH THIRD
INTERMEDIATE BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT
INTERMEDIATE TAX-FREE FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF DECEMBER
18, 1992, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B AND CLASS C SHARES WERE
INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR CLASS B AND
CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR THE
KENT INTERMEDIATE TAX-FREE FUND INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT
EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES.

--------------------------------------------------------------------------------
BOND QUALITY AS OF JULY 31, 2007
--------------------------------------------------------------------------------
AS REPRESENTED BY STANDARD AND POOR'S/MOODY'S RATING AGENCIES
AS A PERCENTAGE OF VALUE OF INVESTMENTS +
--------------------------------------------------------------------------------

                                  [BAR CHART]

AAA/Aaa                                                                  58.47%
AA+/Aa1                                                                   5.63%
AA/Aa2                                                                     5.9%
AA-/Aa3                                                                  10.41%
A+/A1                                                                     5.18%
A/A2                                                                      1.13%
A-/A3                                                                     3.57%
BBB+/Baa1                                                                 5.07%
BBB/Baa2                                                                  0.63%
BBB-/Baa3                                                                 2.97%
NR/NR                                                                     0.82%
Net Cash and Equivalents                                                  0.23%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.
  NR - NOT RATED

                                       54


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

         Intermediate Municipal      Lehman Brothers       Lipper Intermediate
          Bond (Institutional      Quality Intermediate    Municipal Debt Funds
                Shares)            Municipal Bond Index          Average
          ---------------------    --------------------    --------------------
7/31/97         $ 10,000                 $ 10,000                $ 10,000
                $ 10,023                 $ 10,036                $ 10,023
  12/97         $ 10,230                 $ 10,239                $ 10,241
                $ 10,319                 $ 10,348                $ 10,343
                $ 10,419                 $ 10,477                $ 10,471
                $ 10,719                 $ 10,772                $ 10,754
  12/98         $ 10,779                 $ 10,855                $ 10,812
                $ 10,833                 $ 10,950                $ 10,871
                $ 10,657                 $ 10,794                $ 10,687
                $ 10,687                 $ 10,885                $ 10,670
  12/99         $ 10,670                 $ 10,887                $ 10,627
                $ 10,884                 $ 11,059                $ 10,819
                $ 11,030                 $ 11,230                $ 10,952
                $ 11,241                 $ 11,466                $ 11,177
  12/00         $ 11,629                 $ 11,825                $ 11,556
                $ 11,886                 $ 12,127                $ 11,805
                $ 11,973                 $ 12,221                $ 11,883
                $ 12,280                 $ 12,557                $ 12,189
  12/01         $ 12,179                 $ 12,478                $ 12,088
                $ 12,263                 $ 12,587                $ 12,174
                $ 12,698                 $ 13,073                $ 12,600
                $ 13,151                 $ 13,596                $ 13,102
  12/02         $ 13,183                 $ 13,630                $ 13,106
                $ 13,307                 $ 13,783                $ 13,221
                $ 13,540                 $ 14,096                $ 13,507
                $ 13,568                 $ 14,166                $ 13,521
  12/03         $ 13,613                 $ 14,263                $ 13,642
                $ 13,748                 $ 14,447                $ 13,798
                $ 13,470                 $ 14,144                $ 13,511
                $ 13,837                 $ 14,598                $ 13,914
  12/04         $ 13,894                 $ 14,696                $ 14,007
                $ 13,773                 $ 14,567                $ 13,891
                $ 14,065                 $ 14,905                $ 14,211
                $ 14,008                 $ 14,866                $ 14,169
  12/05         $ 14,062                 $ 14,938                $ 14,235
                $ 14,041                 $ 14,932                $ 14,232
                $ 14,054                 $ 14,955                $ 14,232
                $ 14,480                 $ 15,393                $ 14,642
  12/06         $ 14,585                 $ 15,504                $ 14,738
                $ 14,682                 $ 15,642                $ 14,834
                $ 14,588                 $ 15,584                $ 14,746
7/31/07         $ 14,690                 $ 15,715                $ 14,841

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED
REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL
RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND
CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT
AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL
COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR
WEBSITE AT WWW.FIFTHTHIRDFUNDS.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund.
However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1     The Fund's performance is measured against the Lehman Brothers Quality
      Intermediate Municipal Bond Index and the Lipper Intermediate Municipal
      Debt Funds Average. The Lehman Brothers Quality Intermediate Municipal
      Bond Index is generally representative of intermediate term municipal bonds with a maturity between two and twelve years. The Lipper
      Intermediate Municipal Debt Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by
      Lipper, Inc., which fell into this category.

      The Lehman Brothers Quality Intermediate Municipal Bond Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper
      Intermediate Municipal Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2     The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2007.

                                       55


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2007, the Fifth Third Ohio Municipal Bond
Fund (Institutional Shares) returned 3.32% on a net of fee basis, compared to its benchmark, the Lehman Brothers Quality Intermediate Municipal Bond Index,
which returned 3.98%.

Like much of the country, the downturn in the housing industry negatively affected the Ohio economy during the second half of the period. Although the unemployment rate crept higher during the period, encouraging news came out of
Columbus as a rare display of bipartisan support resulted in the approval of a two-year, $52 billion budget. The deal included a $5 billion revenue boost from the securitization of the state's remaining payments from the 1998 tobacco settlement.

Against this backdrop, the issuance of new bonds across the state increased about 15% during the first seven months of 2007 - lower than the national average of about 26%.

Similar to the broader municipal bond market, the near-term repercussions on
Ohio municipal bonds from the subprime mortgage meltdown remained unknown. In general, spreads, or the difference between the yields on municipal bonds and market benchmarks, increased as investors adjusted their risk tolerance, especially during the closing two months of the period. In addition, the intentions of hedge funds, which have grown in importance in the municipal bond market in recent years, were unclear in the wake of some high profile collapses.

Within the Fund, a slightly longer duration than the benchmark weighed on returns as the short end of the yield curve rallied in anticipation of a rate cut from the Federal Reserve.

Aiding performance was the Fund's focus on quality as higher-rated issues endured the market pressures better than poor quality bonds. Given the setback, however, some compelling values arose among A-rated credits and the Fund added select positions when the yield-quality balance reached attractive levels.

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND'S INCOME MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, DEPENDING
ON YOUR TAX STATUS, THE FEDERAL ALTERNATIVE MINIMUM TAX.

SINGLE STATE FUNDS MAY BE SUBJECT TO ADDITIONAL RISK, SINCE ISSUERS THEY INVEST
IN ARE MORE LIKELY TO BE SUBJECT TO THE SAME POLITICAL AND/OR ECONOMIC RISKS.

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL
FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM,
HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A
LOWER RATE OF RETURN.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2007
--------------------------------------------------------------------------------

                                                                ENDING
                             1 YEAR     5 YEAR     10 YEAR     VALUE 2
                             ------     ------     -------     -------
Institutional                 3.32%      2.73%      3.69%      $14,369
----------------------------------------------------------------------
Class A Shares               -1.84%      1.51%      2.97%      $13,406
----------------------------------------------------------------------
Class B Shares               -2.72%      1.34%      2.55%      $12,861
----------------------------------------------------------------------
Class C Shares                2.19%      1.70%      2.73%      $13,091
----------------------------------------------------------------------
Lehman Brothers
Quality Intermediate
Municipal Bond Index 1        3.98%      3.52%      4.63%      $15,715
----------------------------------------------------------------------
Lipper Ohio
Intermediate Municipal
Debt Funds Average 1          2.78%      2.42%      3.48%      $13,946
----------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED
REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE
INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S
SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO
OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, VISIT
WWW.FIFTHTHIRDFUNDS.COM.

DURING THE PERIOD SHOWN, THE TOTAL RETURN FIGURES REFLECT THE WAIVER OF A
PORTION OF THE FUND'S ADVISORY OR ADMINISTRATIVE FEES. WITHOUT SUCH WAIVER OF
FEES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. AS OF 7/31/07, THE GROSS EXPENSE
RATIOS ARE 0.93% (INSTITUTIONAL SHARES), 1.18% (CLASS A), AND 1.93% (CLASS B&C).
THE TOTAL RETURN FIGURES FOR INSTITUTIONAL SHARES REFLECT A SALES CHARGE OF
0.0%. THE TOTAL RETURN FIGURES FOR A SHARES REFLECTS THE MAXIMUM SALES CHARGE OF
4.75%. THE TOTAL RETURN FIGURES FOR B SHARES AND C SHARES REFLECT THE MAXIMUM
CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 5.0% AND 1.0% WITHIN THE FIRST YEAR,
RESPECTIVELY.

THE QUOTED PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND
DISTRIBUTIONS OR REDEMPTION OF SHARES. INSTITUTIONAL SHARES WERE INITIALLY
OFFERED ON AUGUST 11, 1998. THE PERFORMANCE FIGURES FOR INSTITUTIONAL SHARES FOR
PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES. CLASS
B, AND CLASS C SHARES WERE INITIALLY OFFERED ON MAY 27, 1993, OCTOBER 11, 2000,
AND APRIL 24, 1996 RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C
SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A
SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR
CLASS B AND CLASS C SHARES

--------------------------------------------------------------------------------
BOND QUALITY AS OF JULY 31, 2007
--------------------------------------------------------------------------------
AS REPRESENTED BY STANDARD AND POOR'S/MOODY'S RATING AGENCIES
AS A PERCENTAGE OF VALUE OF INVESTMENTS +
--------------------------------------------------------------------------------

                                  [BAR CHART]

AAA/Aaa                                                                  33.48%
AA+/Aa1                                                                   6.43%
AA/Aa2                                                                   18.07%
AA-/Aa3                                                                  13.64%
A/A2                                                                     11.05%
A-/A3                                                                     2.81%
BBB+/Baa1                                                                  3.3%
BBB/Baa2                                                                  2.95%
BBB-/Baa3                                                                 3.05%
NR/NR                                                                     4.96%
Net Cash and Equivalents                                                  0.25%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.
  NR - NOT RATED

                                       56


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]
                                                            Lipper Ohio
                                     Lehman Brothers        Intermediate
          Ohio Municipal Bond      Quality Intermediate    Municipal Debt
         (Institutional Shares)    Municipal Bond Index    Funds Average
         ----------------------    --------------------    --------------
7/31/97         $ 10,000                 $ 10,000             $ 10,000
                $ 10,015                 $ 10,036             $ 10,013
  12/97         $ 10,229                 $ 10,239             $ 10,214
                $ 10,294                 $ 10,348             $ 10,296
                $ 10,415                 $ 10,477             $ 10,416
                $ 10,753                 $ 10,772             $ 10,695
  12/98         $ 10,804                 $ 10,855             $ 10,736
                $ 10,826                 $ 10,950             $ 10,779
                $ 10,579                 $ 10,794             $ 10,564
                $ 10,554                 $ 10,885             $ 10,542
  12/99         $ 10,486                 $ 10,887             $ 10,487
                $ 10,709                 $ 11,059             $ 10,662
                $ 10,827                 $ 11,230             $ 10,780
                $ 11,041                 $ 11,466             $ 10,994
  12/00         $ 11,416                 $ 11,825             $ 11,346
                $ 11,659                 $ 12,127             $ 11,564
                $ 11,731                 $ 12,221             $ 11,617
                $ 12,020                 $ 12,557             $ 11,891
  12/01         $ 11,938                 $ 12,478             $ 11,781
                $ 11,998                 $ 12,587             $ 11,862
                $ 12,414                 $ 13,073             $ 12,271
                $ 12,858                 $ 13,596             $ 12,723
  12/02         $ 12,874                 $ 13,630             $ 12,716
                $ 12,989                 $ 13,783             $ 12,827
                $ 13,235                 $ 14,096             $ 13,059
                $ 13,273                 $ 14,166             $ 13,060
  12/03         $ 13,368                 $ 14,263             $ 13,142
                $ 13,502                 $ 14,447             $ 13,260
                $ 13,208                 $ 14,144             $ 12,981
                $ 13,574                 $ 14,598             $ 13,321
  12/04         $ 13,633                 $ 14,696             $ 13,365
                $ 13,517                 $ 14,567             $ 13,253
                $ 13,803                 $ 14,905             $ 13,496
                $ 13,730                 $ 14,866             $ 13,442
  12/05         $ 13,781                 $ 14,938             $ 13,482
                $ 13,784                 $ 14,932             $ 13,462
                $ 13,768                 $ 14,955             $ 13,441
                $ 14,171                 $ 15,393             $ 13,808
  12/06         $ 14,255                 $ 15,504             $ 13,880
                $ 14,347                 $ 15,642             $ 13,950
                $ 14,241                 $ 15,584             $ 13,854
7/31/07         $ 14,369                 $ 15,715             $ 13,946

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED
REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL
RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND
CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT
AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL
COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR
WEBSITE AT WWW.FIFTHTHIRDFUNDS.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1     The Fund's performance is measured against the Lehman Brothers Quality
      Intermediate Municipal Bond Index and the Lipper Ohio Intermediate
      Municipal Debt Funds Average. The Lehman Brothers Quality Intermediate
      Municipal Bond Index is generally representative of intermediate term municipal bonds with a maturity between two and twelve years. The Lipper
      Ohio Intermediate Municipal Debt Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Lehman Brothers Quality Intermediate Municipal Bond Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Ohio
      Intermediate Municipal Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2     The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2007.

                                       57


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

For the 12-month period ended July 31, 2007, the Fifth Third Michigan Municipal
Bond Fund (Institutional Shares) gained 3.17% on a net of fee basis, trailing its benchmark, the Lehman Brothers 1-5 Year Municipal Bond Index, which returned
3.78%.

With the slump in the housing industry adding to automobile industry woes,
Michigan's economy continued to lag the rest of the country during the period.
Unemployment crossed the 7.0% threshold by the period's end while the budget continued to be patched with one-time fixes. The 2006 repeal of the single business tax translated into a likely $1.9 billion tax revenue shortfall starting in 2008, but state legislators responded by crafting a new business tax that lightens the tax burden on state-based enterprises while replacing all of the revenue.

Conditions prompted downgrades from two ratings agencies during the period and one, Fitch Ratings, followed a cut with a negative watch warning. Against this backdrop, the issuance of new bonds across the state dropped about 14% during the first seven months of 2007 - considerably lower than the national gain of about 26%.

Much like the broader municipal bond market, the near-term repercussions on
Michigan municipal bonds from the subprime mortgage meltdown remained unknown.
In general, spreads, or the difference between the yields on municipal bonds and market benchmarks, increased as investors adjusted their risk tolerance, especially during the closing two months of the period. In addition, the intentions of hedge funds, which have grown in importance in the municipal bond market in recent years, were unclear in the wake of some high profile collapses.

Within the Fund, a higher than average cash position weighed on returns as the short end of the yield curve rallied in anticipation of a possible rate cut from the Federal Reserve.

Aiding performance was the Fund's focus on quality as higher rated issues endured the market pressures better than poor quality bonds. Given the setback, however, some compelling values arose among lower-rated credits and the Fund added select positions when the yield-quality balance reached attractive levels.

--------------------------------------------------------------------------------
INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND'S INCOME MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, DEPENDING
ON YOUR TAX STATUS, THE FEDERAL ALTERNATIVE MINIMUM TAX.

SINGLE STATE FUNDS MAY BE SUBJECT TO ADDITIONAL RISK, SINCE ISSUERS THEY INVEST
IN ARE MORE LIKELY TO BE SUBJECT TO THE SAME POLITICAL AND/OR ECONOMIC RISKS.

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL
FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM,
HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A
LOWER RATE OF RETURN.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2007
--------------------------------------------------------------------------------

                                                                ENDING
                             1 YEAR     5 YEAR     10 YEAR     VALUE 2
                             ------     ------     -------     -------
Institutional                 3.17%      2.02%      3.32%      $13,866
----------------------------------------------------------------------
Class A Shares               -1.82%      0.89%      2.67%      $13,019
----------------------------------------------------------------------
Class B Shares               -2.94%      0.64%      2.29%      $12,539
----------------------------------------------------------------------
Class C Shares                2.16%      1.02%      2.30%      $12,552
----------------------------------------------------------------------
Lehman Brothers
1-5 Year Municipal
Bond Index 1                  3.78%      2.70%      3.98%      $14,778
----------------------------------------------------------------------
Lipper Other States
Short-Intermediate
Municipal Debt
Funds Average 1               2.87%      2.46%      3.51%      $13,878
----------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED
REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE
INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S
SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO
OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, VISIT
WWW.FIFTHTHIRDFUNDS.COM.

DURING THE PERIOD SHOWN, THE TOTAL RETURN FIGURES REFLECT THE WAIVER OF A
PORTION OF THE FUND'S ADVISORY OR ADMINISTRATIVE FEES. WITHOUT SUCH WAIVER OF
FEES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. AS OF 7/31/07, THE GROSS EXPENSE
RATIOS ARE 0.98% (INSTITUTIONAL SHARES), 1.22% (CLASS A), AND 1.98 (CLASSES B &
C). THE TOTAL RETURN FIGURES FOR INSTITUTIONAL SHARES REFLECT A SALES CHARGE OF
0.0%. THE TOTAL RETURN FIGURES FOR A SHARES REFLECT THE MAXIMUM SALES CHARGE OF
4.75%. THE TOTAL RETURN FIGURES FOR B SHARES AND C SHARES REFLECT THE MAXIMUM
CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 5.0% AND 1.0% WITHIN THE FIRST YEAR,
RESPECTIVELY.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF
TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES. FOR THE PERIOD PRIOR TO
OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE MICHIGAN MUNICIPAL BOND FUND
INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT MICHIGAN MUNICIPAL
BOND FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF MAY 3, 1993. PRIOR TO
OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD MICHIGAN MUNICIPAL
BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT MICHIGAN MUNICIPAL
BOND FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF MAY 11, 1993, ADJUSTED FOR
THE MAXIMUM SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON
OCTOBER 29, 200. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR
PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES
AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND
CLASS C SHARES.

--------------------------------------------------------------------------------
BOND QUALITY AS OF JULY 31, 2007
--------------------------------------------------------------------------------
AS REPRESENTED BY STANDARD AND POOR'S/MOODY'S RATING AGENCIES
AS A PERCENTAGE OF VALUE OF INVESTMENTS +
--------------------------------------------------------------------------------

                                  [BAR CHART]

AAA/Aaa                                                                   60.3%
AA+/Aa1                                                                   5.19%
AA/Aa2                                                                    4.36%
AA-/Aa3                                                                   7.34%
A+/A1                                                                    13.75%
A/A2                                                                      2.54%
A-/A3                                                                     1.63%
BBB+/Baa1                                                                 1.87%
BBB/Baa2                                                                  0.51%
BBB-/Baa3                                                                 1.07%
NR/NR                                                                     0.66%
Net Cash and Equivalents                                                   0.8%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.
  NR - NOT RATED

                                       58


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]



                                   Lehman Brothers 1-5         Lipper Other States
         Michigan Municipal Bond   Year Municipal Bond     Short-Intermediate Municipal
         (Institutional Shares)           Index                Debt Funds Average
         -----------------------   -------------------     ---------------------------
7/31/97         $ 10,000                $ 10,000                    $ 10,000
                $ 10,030                $ 10,047                    $ 10,043
  12/97         $ 10,184                $ 10,197                    $ 10,198
                $ 10,276                $ 10,311                    $ 10,294
                $ 10,370                $ 10,425                    $ 10,398
                $ 10,586                $ 10,651                    $ 10,604
  12/98         $ 10,668                $ 10,749                    $ 10,682
                $ 10,754                $ 10,865                    $ 10,747
                $ 10,660                $ 10,800                    $ 10,662
                $ 10,725                $ 10,904                    $ 10,685
  12/99         $ 10,739                $ 10,933                    $ 10,695
                $ 10,852                $ 11,054                    $ 10,824
                $ 10,979                $ 11,210                    $ 10,916
                $ 11,162                $ 11,397                    $ 11,101
  12/00         $ 11,416                $ 11,649                    $ 11,354
                $ 11,684                $ 11,947                    $ 11,569
                $ 11,789                $ 12,085                    $ 11,664
                $ 12,043                $ 12,363                    $ 11,875
  12/01         $ 12,042                $ 12,375                    $ 11,886
                $ 12,103                $ 12,441                    $ 11,958
                $ 12,450                $ 12,831                    $ 12,238
                $ 12,708                $ 13,143                    $ 12,562
  12/02         $ 12,789                $ 13,252                    $ 12,600
                $ 12,900                $ 13,366                    $ 12,682
                $ 13,029                $ 13,520                    $ 12,830
                $ 13,119                $ 13,649                    $ 12,908
  12/03         $ 13,092                $ 13,651                    $ 12,972
                $ 13,169                $ 13,788                    $ 13,085
                $ 12,986                $ 13,595                    $ 12,867
                $ 13,203                $ 13,875                    $ 13,132
  12/04         $ 13,232                $ 13,933                    $ 13,189
                $ 13,139                $ 13,825                    $ 13,132
                $ 13,297                $ 14,020                    $ 13,319
                $ 13,294                $ 14,031                    $ 13,323
  12/05         $ 13,339                $ 14,075                    $ 13,360
                $ 13,336                $ 14,094                    $ 13,378
                $ 13,367                $ 14,137                    $ 13,399
                $ 13,616                $ 14,431                    $ 13,662
  12/06         $ 13,693                $ 14,525                    $ 13,742
                $ 13,794                $ 14,662                    $ 13,829
                $ 13,805                $ 14,676                    $ 13,825
7/31/07         $ 13,866                $ 14,778                    $ 13,878



PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED
REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL
RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND
CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT
AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL
COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR
WEBSITE AT WWW.FIFTHTHIRDFUNDS.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.
However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1     The Fund's performance is measured against the Lehman Brothers 1-5 Year
      Municipal Bond Index and the Lipper Other States Short-Intermediate
      Municipal Debt Funds Average. The Lehman Brothers 1-5 Year Municipal Bond
      Index is representative of short term municipal bonds with a maturity between one and six years. The Lipper Other States Short-Intermediate
      Municipal Debt Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Lehman Brothers 1-5 Year Municipal Bond Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Other States
      Short-Intermediate Municipal Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2     The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2007.

Management’s Discussion of Fund Performance

MANAGEMENT DISCUSSION OF FUND PERFORMANCE- Semi- Annual report dated January 31, 2008

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Municipal Bond Fund
--------------------------------------------------------------------------------

For the six-month  period ended January 31, 2008, the Fifth Third Municipal Bond
Fund  (Institutional)  returned 3.88% on a net of fee basis,  outperforming  its benchmark, the Lehman Brothers Municipal Bond Index, which returned 3.71%.

Taking its cue from the  Federal  Reserve,  which cut its key  lending  rate 225 basis points to ease worries over the country's  economic  prospects,  yields on short-term  municipal bonds dropped  significantly  during the period.  Rates on long-term  issues ended close to where they started,  resulting in a significant steepening of the yield curve.

With holdings  concentrated  in the shorter  portion of the yield curve,  and an underweight stake,  relative to the benchmark,  in long-term bonds, the Fund was ideally  positioned to capitalize on the market's  movement.  Further  enhancing returns was the Fund's exposure to a number of pre-refunded bonds, or debentures being  refinanced  by the original  issuers.  In general,  higher  quality bonds outperformed  lower quality issues as investors  avoided riskier  assets.  Bonds backed by insurers trailed the market as many of the so-called monoline insurers acknowledged  considerable  exposure  to  the  subprime  mortgage  market  woes.
Accordingly,   the  Fund's  modest   exposure  to  insured   issues  weighed  on
performance.

Despite the turmoil in the fixed income  markets  through the second half of the year, a record $423 billion worth of new municipal bonds were issued in the U.S.
in 2007, with 36% of the deals completed for refinancing purposes. Uncertainties over the ratings of monoline  insurers  contributed to a slower January 2008; in which issuance was about half of what it was a year earlier.

Investment Risk Considerations
--------------------------------------------------------------------------------

Bonds  offer a  relatively  stable  level of income,  although  bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality  bonds  generally  offer less risk than  longer-term  bonds and a lower rate of return.

Investors in any bond fund may be subject to fluctuations in price due to issuer and credit quality,  rising interest rates,  inflation and call risks associated with the underlying bonds owned by the fund.

Average Annual Total Returns as of January 31, 2008
--------------------------------------------------------------------------------

                                          6 Months#   1 Year   5 Year   10 Year
                                          ---------   ------   ------   -------
Institutional                                3.88%     5.01%    3.81%    4.54%
--------------------------------------------------------------------------------
Class A Shares                              -1.23%    -0.15%    2.55%    3.77%
--------------------------------------------------------------------------------
Class B Shares                              -1.65%    -1.07%    2.45%    3.49%
--------------------------------------------------------------------------------
Class C Shares                               2.35%     3.98%    2.79%    3.51%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index(1)      3.71%     4.93%    4.61%    5.20%
--------------------------------------------------------------------------------
Lipper General Municipal Debt Funds
Average(1)                                   1.91%     2.49%    3.83%    4.08%
--------------------------------------------------------------------------------

Past performance does not guarantee future results.  The performance data quoted represents  past  performance  and current  returns may be lower or higher.  The investment  return and net asset  value  will  fluctuate  so that an  investor's shares,  when  redeemed,  may be worth more or less than the original  cost.  To obtain  performance  information  current to the most  recent  month end,  visit
www.fifththirdfunds.com.

During  the period  shown,  the total  return  figures  reflect  the waiver of a portion of the fund's advisory or  administrative  fees.  Without such waiver of fees, the total returns would have been lower. As of 1/31/08,  the gross expense ratios are 1.11%  (Institutional  Shares),  1.36% (Class A), 2.18% (Class B) and
2.11% (Class C). The total return  figures for  Institutional  Shares  reflect a sales charge of 0.0%.  The total return figures for A Shares reflect the maximum sales  charge  of 4.75%.  The total  return  figures  for B Shares  and C Shares reflect the maximum  contingent  deferred  sales charge  (CDSC) of 5.0% and 1.0%
within the first year, respectively.

The  quoted  performance  does  not  reflect  the  deduction  of  taxes  on Fund distributions or redemption of shares. For the period prior to October 29, 2001, the quoted  performance  for the Fifth Third  Municipal Bond Fund  Institutional
Shares reflects the  performance of the Kent Tax-Free Income Fund  Institutional
Shares with an inception date of March 20, 1995.  Prior to October 29, 2001, the performance  for the Fifth Third Municipal Bond Fund Class A Shares reflects the performance of the Kent Tax-Free Income Fund Investment Shares with an inception date of March 31,  1995,  and is adjusted to reflect  applicable  sales  charge.
Class B and Class C Shares  were  initially  offered  on  October  29,  2001. The performance  figures  for Class B and Class C Shares for  periods  prior to such date  represent  the  performance  for  Institutional  Shares and is adjusted to reflect expenses and applicable sales charges for Class B and Class C Shares.

#     Not Annualized

(1)   Please refer to Glossary of Terms for additional information.

Bond Quality as of January 31, 2008
as represented by Standard and Poor's/Moody's Rating Agencies
--------------------------------------------------------------------------------
as a percentage of value of investments+

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

AAA/Aaa                               70.30
AA+/Aa1                                7.29
AA/Aa2                                 3.90
AA-/Aa3                                2.47
A+/A1                                  2.49
A/A2                                   3.42
A-/A3                                  2.40
BBB+/Baa1                              1.81
BBB-/Baa3                              5.24
Net Cash and Equivalents               0.68

+     Portfolio composition is subject to change.

                                       25


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Intermediate Municipal Bond Fund
--------------------------------------------------------------------------------

For the six-month  period ended January 31, 2008,  the Fifth Third  Intermediate
Municipal  Bond  Fund  (Institutional)  returned  4.67%  on a net of fee  basis, trailing its benchmark,  the Lehman Brothers Quality Intermediate Municipal Bond
Index, which gained 5.82%.

Taking its cue from the  Federal  Reserve,  which cut its key  lending  rate 225 basis points to ease worries over the country's  economic  prospects,  yields on
short-term   municipal   bonds   dropped   significantly   during  the   period.
Interestingly,  rates on  long-term  issues  ended close to where they  started, resulting in a significant steepening of the yield curve.

With holdings  concentrated  in the shorter  portion of the yield curve,  and an underweight stake,  relative to the benchmark,  in long-term bonds, the Fund was well-positioned  for the  market's  movement.  With a modest  stake in BBB rated bonds,  however,  performance  suffered,  relative  to the  benchmark,  as lower quality  issues sagged amid  investors'  avoidance of riskier  assets.  Notably, bonds issued by community hospitals were caught in the downdraft,  despite solid fundamentals.

Bonds  backed by insurers  and  investment  banks also  performed  poorly due to considerable  exposure to the subprime  mortgage market woes.  Accordingly,  the
Fund's small exposure to insured issues weighed on returns,  as did its stake in prepaid  natural  gas bonds.

One bright  spot among the  insured  holdings  were  issues  backed by  monoline
insurer  Financial   Security   Assurance,   a  conservative   underwriter  that
sidestepped many of the complications experienced by its peers.

Despite the turmoil in the fixed income  markets  through the second half of the year, a record $423 billion  worth of new  municipal  bonds were issued in 2007, with 36% of the deals completed for refinancing purposes. Uncertainties over the ratings of monoline  insurers  contributed  to a slower  January  2008, in which issuance was about half of what it was a year earlier.

Investment Risk Considerations
--------------------------------------------------------------------------------

Bonds  offer a  relatively  stable  level of income,  although  bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality  bonds  generally  offer less risk than  longer-term  bonds and a lower rate of return.

Investors in any bond fund may be subject to fluctuations in price due to issuer and credit quality,  rising interest rates,  inflation and call risks associated with the underlying bonds owned by the fund.

Average Annual Total Returns as of January 31, 2008
--------------------------------------------------------------------------------

                                          6 Months#   1 Year   5 Year   10 Year
                                          ---------   ------   ------   -------
Institutional                                4.67%     5.76%    3.14%    4.06%
--------------------------------------------------------------------------------
Class A Shares                               0.89%     1.85%    2.15%    3.43%
--------------------------------------------------------------------------------
Class B Shares                              -0.55%     0.52%    2.39%    3.32%
--------------------------------------------------------------------------------
Class C Shares                               3.14%     4.73%    2.12%    3.02%
--------------------------------------------------------------------------------
Lehman Brothers Quality Intermediate
Municipal Bond Index(1)                      5.82%     7.54%    4.09%    4.87%
--------------------------------------------------------------------------------
Lipper Intermediate Municipal Debt
Funds Average(1)                             4.03%     5.06%    3.43%    4.21%
--------------------------------------------------------------------------------

Past performance does not guarantee future results.  The performance data quoted represents  past  performance  and current  returns may be lower or higher.  The investment  return and net asset  value  will  fluctuate  so that an  investor's shares,  when  redeemed,  may be worth more or less than the original  cost.  To obtain  performance  information  current to the most  recent  month end,  visit
www.fifththirdfunds.com.

During  the period  shown,  the total  return  figures  reflect  the waiver of a portion of the fund's advisory or  administrative  fees.  Without such waiver of fees, the total returns would have been lower. As of 1/31/08,  the gross expense ratios are 0.90% (Institutional Shares), 1.15% (Class A), 1.90% (Classes B & C).
The total  return  figures for  Institutional  Shares  reflect a sales charge of
0.0%. The total return figure for A Shares  reflects the maximum sales charge of
3.50%.  The total return  figures for B Shares and C Shares  reflect the maximum contingent  deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The  quoted  performance  does  not  reflect  the  deduction  of  taxes  on Fund distributions  or  redemption  of  shares.  For  the  period  prior  to  October
29,2001, the quoted  performance for the Fifth Third Intermediate  Municipal Bond
Fund  Institutional  Shares  reflects the  performance of the Kent  Intermediate
Tax-Free Fund Institutional  Shares with an inception date of December 16, 1992.
Prior  to  October  29,  2001,  the  performance  figures  for the  Fifth  Third
Intermediate  Bond Fund  Class A Shares  reflects  the  performance  of the Kent
Intermediate  Tax-Free Fund Investment Shares with an inception date of December
18, 1992, adjusted for the maximum sales charge. Class B and Class C Shares were initially  offered on October 29, 2001. The performance  figures for Class B and
Class C Shares for periods prior to such date represent the  performance for the
Kent Intermediate  Tax-Free Fund Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class B and Class C Shares.

#     Not Annualized

(1)   Please refer to Glossary of Terms for additional information.

Bond Quality as of January 31, 2008
--------------------------------------------------------------------------------
as represented by Standard and Poor's/Moody's Rating Agencies as a percentage of value of investments+

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

AAA/Aaa                            60.44
AA+/Aa1                             4.65
AA/Aa2                              4.52
AA-/Aa3                             6.40
A+/A1                               4.92
A/A2                                1.24
A-/A3                               3.96
BBB+/Baa1                           5.44
BBB/Baa2                            0.69
BBB-/Baa3                           3.22
NR/NR                               3.77
Net Cash and Equivalents            0.75

+     Portfolio composition is subject to change.

NR - Not Rated

                                       26


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Ohio Municipal Bond Fund
--------------------------------------------------------------------------------

For the six-month  period ended January 31, 2008, the Fifth Third Ohio Municipal
Bond Fund  (Institutional)  advanced  4.58% on a net of fee basis,  trailing its benchmark,  the Lehman Brothers Quality Intermediate Municipal Bond Index, which gained 5.82%.

Economic conditions in Ohio deteriorated during the period as the service sector failed to make up for lost jobs within the  manufacturing  sector.  As a result,
Ohio's unemployment rate continued to run higher than the national average,  the median  household  income  lagged the national  average and the number of people below  poverty  level grew.  Within the  troubled  housing  market,  foreclosure filings jumped 88% in 2007,  compared to 2006,  placing Ohio within the worst 10 states for foreclosures in the U.S.

Against this backdrop,  the state issued $15.6 billion worth of municipal  bonds in  2007,  a 23%  rise  over  2006  levels.  The  total  included  a $5  billion
securitization  of  the  state's  remaining   payments  from  the  1998  tobacco
settlement.

In general,  yields on short-term  municipal bonds dropped  significantly during the period, reflecting the Federal Reserve's moves to slash its key lending rate by 225 basis  points.  Interestingly,  rates on long-term  issues ended close to where they started, resulting in a significant steepening of the yield curve.

Within the Fund,  a modest  stake in BBB rated bonds  suffered,  relative to the benchmark,  as lower quality issues sagged amid investors'  avoidance of riskier assets. In addition, a stake in prepaid natural gas bonds weighed on returns.

Pre-refunded  bonds,  or debentures  being  refinanced by the original  issuers, contributed  positively to  performance,  most notably in the hospital space. As the issuers all but  guarantee  that the original  bonds will be paid off,  such pre-refunded  issues  generally are assigned a higher quality rating and tend to jump in value.

Investment Risk Considerations
--------------------------------------------------------------------------------

The fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Single state funds may be subject to additional  risk, since issuers they invest in are more likely to be subject to the same political and/or economic risks.

Bonds  offer a  relatively  stable  level of income,  although  bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality  bonds  generally  offer less risk than  longer-term  bonds and a lower rate of return.

Investors in any bond fund may be subject to fluctuations in price due to issuer and credit quality,  rising interest rates,  inflation and call risks associated with the underlying bonds owned by the fund.

Average Annual Total Returns as of January 31, 2008
--------------------------------------------------------------------------------

                                          6 Months#   1 Year   5 Year   10 Year
                                          ---------   ------   ------   -------
Institutional                                4.58%     5.87%    3.16%    3.85%
--------------------------------------------------------------------------------
Class A Shares                              -0.55%     0.57%    1.91%    3.11%
--------------------------------------------------------------------------------
Class B Shares                              -0.95%    -0.27%    1.76%    2.69%
--------------------------------------------------------------------------------
Class C Shares                               3.07%     4.74%    2.12%    2.87%
--------------------------------------------------------------------------------
Lehman Brothers Quality Intermediate
Municipal Bond Index(1)                      5.82%     7.54%    4.09%    4.87%
--------------------------------------------------------------------------------
Lipper Ohio Intermediate Municipal Debt
Funds Average(1)                             4.18%     5.06%    2.84%    3.60%
--------------------------------------------------------------------------------

Past performance does not guarantee future results.  The performance data quoted represents  past  performance  and current  returns may be lower or higher.  The investment  return and net asset  value  will  fluctuate  so that an  investor's shares,  when  redeemed,  may be worth more or less than the original  cost.  To obtain  performance  information  current to the most  recent  month end,  visit
www.fifththirdfunds.com.

During  the period  shown,  the total  return  figures  reflect  the waiver of a portion of the fund's advisory or  administrative  fees.  Without such waiver of fees, the total returns would have been lower. As of 1/31/08,  the gross expense ratios are 0.95%  (Institutional  Shares),  1.20% (Class A), and 1.95%  (Classes
B&C). The total return figures for  Institutional  Shares reflect a sales charge of 0.0%. The total return figures for A Shares reflects the maximum sales charge of 4.75%. The total return figures for B Shares and C Shares reflect the maximum contingent  deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The  quoted  performance  does  not  reflect  the  deduction  of  taxes  on Fund distributions  or  redemption  of shares.  Institutional  Shares were  initially offered on August 11, 1998. The performance figures for Institutional Shares for periods prior to such date represent the performance  for Class A Shares.  Class
B, and Class C Shares were initially offered on May 27, 1993,  October 11, 2000, and April 24, 1996 respectively. The performance figures for Class B and Class C
Shares for periods  prior to such date  represent  the  performance  for Class A
Shares and are adjusted to reflect  expenses and  applicable  sales  charges for
Class B and Class C Shares.

#     Not Annualized

(1)   Please refer to Glossary of Terms for additional information.

Bond Quality as of January 31, 2008
--------------------------------------------------------------------------------
as represented by Standard and Poor's/Moody's Rating Agencies as a percentage of value of investments+

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

AAA/Aaa                           41.41
AA+/Aa1                            6.05
AA/Aa2                            11.28
AA-/Aa3                           13.21
A/A2                              12.06
A-/A3                              2.85
BBB+/Baa1                          3.61
BBB-/Baa3                          3.27
NR/NR                              5.26
Net Cash and Equivalents           1.00

+     Portfolio composition is subject to change.

NR - Not Rated

                                       27


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Michigan Municipal Bond Fund
--------------------------------------------------------------------------------

For the  six-month  period  ended  January 31,  2008,  the Fifth Third  Michigan
Municipal Bond Fund (Institutional) gained 4.47% on a net of fee basis, trailing its benchmark, the Lehman Brothers 1-5 Year Municipal Bond Index, which returned
5.36%.

Already rocky,  economic  conditions in Michigan continued to deteriorate during the period as real estate values declined and the unemployment rate remained the highest in the country.  With officials  projecting  that personal  incomes will decrease further in 2008 and employment  levels will fall through at least 2009, the  legislators  passed  the  Michigan  Business  Tax into law and  raised  the personal  income  tax  rate  by  11.5%.  Within  the  troubled  housing  market, foreclosure filings jumped 68% in 2007 compared to 2006, placing Michigan in the top five states for foreclosures in the U.S.

Against this backdrop, the state issued $9.4 billion worth of municipal bonds in
2007, a 9% decline from 2006 levels. Nationally, the issuance of municipal bonds increased by 10.5% during the same period.

In general,  yields on short-term  municipal bonds dropped  significantly during the period, reflecting the Federal Reserve's moves to slash its key lending rate by 225  basis  points.  Rates on  long-term  issues  ended  close to where  they started, resulting in a significant steepening of the yield curve.

Within the Fund, an ineffective  duration strategy,  implemented in an effort to soften the impact of interest rate moves,  hindered returns. In addition,  bonds subject to the  federal  alternative  minimum  tax,  including  select  airport, hospital and student loan issues, detracted from the Fund's performance.

Although  insured bonds across all market sectors suffered during the period due to significant  credit risks taken by so-called  monoline  insurers,  one bright spot  for the  Fund was that the  bulk of its  insured  issues  were  backed  by
Financial  Security  Assurance  ("FSA"),  a more  conservative  underwriter that sidestepped many of the complications experienced by its peers, and as a result, the  returns of bonds  backed by the FSA did not fall as far as bonds  backed by other insurers.

Investment Risk Considerations
--------------------------------------------------------------------------------

The fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Single state funds may be subject to additional  risk, since issuers they invest in are more likely to be subject to the same political and/or economic risks.

Bonds  offer a  relatively  stable  level of income,  although  bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality  bonds  generally  offer less risk than  longer-term  bonds and a lower rate of return.

Investors in any bond fund may be subject to fluctuations in price due to issuer and credit quality,  rising interest rates,  inflation and call risks associated with the underlying bonds owned by the fund.

Average Annual Total Returns as of January 31, 2008
--------------------------------------------------------------------------------

                                          6 Months#   1 Year   5 Year   10 Year
                                          ---------   ------   ------   -------
Institutional                                4.47%     5.87%    2.47%    3.51%
--------------------------------------------------------------------------------
Class A Shares                              -0.55%     0.83%    1.35%    2.86%
--------------------------------------------------------------------------------
Class B Shares                              -1.05%    -0.18%    1.08%    2.48%
--------------------------------------------------------------------------------
Class C Shares                               2.93%     4.91%    1.47%    2.49%
--------------------------------------------------------------------------------
Lehman Brothers 1-5 Year Municipal
Bond Index(1)                                5.36%     7.24%    3.22%    4.24
--------------------------------------------------------------------------------
Lipper Other States Short-Intermediate
Municipal Debt Funds Average(1)              3.46%     4.60%    2.73%    3.58%
--------------------------------------------------------------------------------

Past performance does not guarantee future results.  The performance data quoted represents  past  performance  and current  returns may be lower or higher.  The investment  return and net asset  value  will  fluctuate  so that an  investor's shares,  when  redeemed,  may be worth more or less than the original  cost.  To obtain  performance  information  current to the most  recent  month end,  visit
www.fifththirdfunds.com.

During  the period  shown,  the total  return  figures  reflect  the waiver of a portion of the fund's advisory or  administrative  fees.  Without such waiver of fees, the total returns would have been lower. As of 1/31/08,  the gross expense ratios are 0.99% (Institutional Shares), 1.24% (Class A), and 1.99% (Classes B &
C). The total return figures for Institutional  Shares reflect a sales charge of
0.0%.  The total return figures for A Shares reflect the maximum sales charge of
4.75%.  The total return  figures for B Shares and C Shares  reflect the maximum contingent  deferred sales charge (CDSC) of 5.0% and 1.0% within the first year, respectively.

The Fund's  performance  in the above table does not reflect  the  deduction  of taxes on Fund  distributions,  or redemption of shares.  For the period prior to
October 29, 2001, the quoted  performance  for the Michigan  Municipal Bond Fund
Institutional  Shares  reflects the  performance of the Kent Michigan  Municipal
Bond Fund  Institutional  Shares with an inception date of May 3, 1993. Prior to
October 29, 2001, the quoted  performance for the Fifth Third Michigan Municipal
Bond Fund Class A Shares reflects the performance of the Kent Michigan Municipal
Bond Fund Investment Shares with an inception date of May 11, 1993, adjusted for the maximum sales charge.  Class B and Class C Shares were initially  offered on
October  29,  200.  The  performance  figures for Class B and Class C Shares for periods prior to such date represent the  performance for  Institutional  Shares and is adjusted to reflect expenses and applicable sales charges for Class B and
Class C Shares.

#     Not Annualized

(1)   Please refer to Glossary of Terms for additional information.

Bond Quality as of January 31, 2008
--------------------------------------------------------------------------------
as represented by Standard and Poor's/Moody's Rating Agencies as a percentage of value of investments+

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

AAA/Aaa                               65.01
AA+/Aa1                                5.08
AA/Aa2                                 4.40
AA-/Aa3                                6.07
A+/A1                                  2.90
A/A2                                   2.52
A-/A3                                  1.09
BBB+/Baa1                              1.82
BBB/Baa2                               0.50
BBB-/Baa3                              1.04
NR/NR                                  1.80
Net Cash and Equivalents               7.77

+     Portfolio composition is subject to change.

NR - Not Rated

                                       28


Glossary of Terms

Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data.

Duration is the weighted average maturity of a bond's cash flows.

Lehman  Brothers  Aggregate  Bond Index is a market  value-weighted  performance benchmark for  investment-grade  fixed-rate debt issues,  including  government, corporate,  asset-backed,  and mortgage-backed securities, with maturities of at least one year.

Lehman  Brothers  Intermediate  Credit Bond Index includes all publicly  issued, fixed rate, nonconvertible  investment grade dollar-denominated,  SEC-registered corporate debt.  Included among yankees obligations is debt issued or guaranteed by foreign sovereign  governments,  municipalities,  governmental  agencies,  or international agencies.

Lehman  Brothers  Intermediate  Government/Credit  Bond  Index  is  composed  of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S.  Treasury  agencies.  The debt issues within the index all maintain maturities within a range of one to ten years.

Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market. The bonds included in this index must have a minimum credit  rating of at least Baa.  They must have an  outstanding  par value of at least $3 million and be issued as part of a transaction of at least $50 million.
The index  includes both zero coupon bonds and bonds subject to the  alternative minimum tax.

Lehman Brothers 1- 5 Year Municipal Bond Index is  representative  of short term municipal bonds with a maturity between one and six years.

Lehman  Brothers  Quality   Intermediate   Municipal  Bond  Index  is  generally
representative  of intermediate term municipal bonds with a maturity between two and twelve years.

Lipper  Balanced Funds Average  consists of funds whose primary  objective is to conserve  principal  by  maintaining  at all times a balanced  portfolio of both stocks and bonds. Typically,  the stock/bond ratio ranges around 60%/40%.

Lipper  Corporate  Debt Funds A Rated  Average  consists of funds that invest at least  65% of their  assets  in  corporate  debt  issues  rated "A" or better or government issues.

Lipper Equity Income Funds Average  consists of funds that seek  relatively high current  income  and  growth of income  through  investing  60% or more of their portfolio in equities.

Lipper Flexible Income Funds Average  emphasizes  income generation by investing at  least  85% of its  assets  in debt  issues  and  preferred  and  convertible securities. Common stocks and warrants cannot exceed 15%.

Lipper  General  Municipal  Debt Funds Average  consists of funds that invest at least  65% of their  assets in  municipal  debt  issues  in the top four  credit ratings.

Lipper  Intermediate  Municipal Debt Funds Average consists of funds that invest in municipal debt issues with dollar-weighted  average maturities of five to ten years.

Lipper  International  Large-Cap  Core Funds Average  consists of funds that, by portfolio  practice,  invest at least 75% of their  equity  assets in  companies strictly  outside  of the U.S.  with  market  capitalizations  (on a  three-year weighted  basis)  greater than the 250th  largest  company in the  S&P/Citigroup
World ex-U.S. Broad Market Index. Large-cap core funds typically have an average price-to-cash flow ratio,  price-to-book  ratio, and three-year  sales-per-share growth value, compared to the S&P/Citigroup World ex-U.S. BMI.

Lipper  Large-Cap  Core Funds  Average  consists  of funds  that,  by  portfolio practice,  invest at least 75% of their equity  assets in companies  with market capitalizations  (on a  three-year  weighted  basis)  greater  than  300% of the dollar-weighted  median market  capitalization of the middle 1,000 securities of the S&P  SuperComposite  1500 Index.  Large-cap core funds have more latitude in the  companies  in which they  invest.  These  funds  typically  have an average price-to-earnings  ratio,  price-to-book  ratio and three  year  sales-per-share growth value, compared to the S&P 500 Index.

Lipper  Mid-Cap  Growth  Funds  Average  consists  of funds that,  by  portfolio practice,  invest at least 75% of their equity  assets in companies  with market capitalizations  (on  a  three-year  weighted  basis)  less  than  300%  of  the dollar-weighted  median market  capitalization of the middle 1,000 securities of the S&P  SuperComposite  1500 Index.  Mid-cap  growth  funds  typically  have an
above-average   price-to-earnings  ratio,  price-to-book  ratio  and  three-year sales-per-share growth value compared to the S&P MidCap 400 Index.

                                       29


Glossary of Terms

Lipper Ohio  Intermediate  Municipal  Debt Funds Average  consists of funds that invest at least 65% of their  assets in  municipal  debt  issues that are exempt from taxation in Ohio, with  dollar-weighted  average  maturities of five to ten years.

Lipper Other States Short-Intermediate  Municipal Debt Funds Average consists of funds  that  invest  in  municipal  debt  issues  with  dollar-weighted  average maturities of five to ten years and are exempt from taxation on a specified city or state basis.

Lipper  S&P 500  Index  Objective  Funds  Average  consists  of  funds  that are passively  managed,  limited-expense  (management fee no higher than 0.50%) fund designed  to  replicate  the  performance  of the S&P 500 Index on a  reinvested basis.

Lipper Short  Investment  Grade Debt Funds Average consists of funds that invest at least 65% of their assets in investment  grade debt issues (rated in top four grades) with dollar-weighted average maturities of one to five years.

Lipper  Small-Cap  Core Funds  Average  consists  of funds  that,  by  portfolio practice,  invest at least 75% of their equity  assets in companies  with market capitalizations  (on  a  three-year  weighted  basis)  less  than  250%  of  the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the
S&P  SuperComposite  1500 Index.  Small-cap core funds have more latitude in the
companies  in  which  they  invest.   These  funds  typically  have  an  average
price-to-earnings  ratio,  price-to-book  ratio, and three-year  sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Lipper  Small-Cap  Growth  Funds  Average  consists  of funds that by  portfolio practice,  invest at least 75% of their equity  assets in companies  with market capitalizations  (on  a  three-year  weighted  basis)  less  than  250%  of  the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the
S&P  SuperComposite  1500  Index.  Small-cap  growth  funds  typically  have  an above-average  price-to-earnings  ratio,  price-to-book  ratio,  and  three-year sales-per-share growth value, compared to the S&P Smallcap 600 Index.

Merrill  Lynch 1-3 Year  Government/Corporate  Bond Index  tracks the trading of short-term U.S. government  securities and short-term domestic  investment-grade corporate bonds with maturities between 1 and 2.99 years.

Merrill  Lynch  High  Yield  Master  Index  is  a  broad-based  measure  of  the performance of the non-investment grade U.S. domestic bond market.

The Moody's  scale  ranges from "Aaa" on the high end to "C" on the low end with seven intermediate categories.

Morgan Stanley  Capital  International  Europe,  Australasia and Far East ("MSCI
EAFE") Index is a market  capitalization-weighted  index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed  stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors.

The P/E Ratio, or  Price-to-Earnings  Ratio, is a valuation ratio of a company's current share price to its per-share  earnings.  A high P/E means high projected earnings in the future.

The P/B Ratio, or Price-to-Book Ratio, is used to compare a stock's market value to its book value.  This ratio gives some idea of whether you're paying too much for what would be left if the company went bankrupt immediately.

Russell 1000(R) Index measures the performance of 1,000 largest companies in the
Russell  3000(R)  Index,  and represents  approximately  92% of the total market capitalization of the U.S. Market.

Russell  1000(R) Growth Index measures the performance of companies found in the
Russell  1000(R) Index with higher  price-to-book  ratios and higher  forecasted growth values.

Russell  1000(R) Value Index measures the  performance of companies found in the
Russell  1000(R)  Index with  lower  price-to-book  ratios and lower  forecasted growth values.

Russell  2000(R) Growth Index  measures the  performance of the companies in the
Russell 2000(R) Index with higher  price-to-value  ratios and higher  forecasted growth values.

Russell  2000(R) Value Index  measures the  performance  of the companies in the
Russell  2000(R)  Index with  lower  price-to-book  ratios and lower  forecasted growth values.

Russell 3000(R) Value Index measures the performance of companies in the Russell
3000(R)  Index  with lower  price-to-book  ratios  and lower  forecasted  growth values.

                                       30


Glossary of Terms

Russell  Microcap(R)  Index  measures  the  performance  of 1000 of the smallest securities in the Russell  2000(R) Index based on a combination  of their market cap and current index membership.

Russell  Microcap(R)  Value Index  measures  the  performance  of those  Russell
Microcap(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell  Midcap(R)  Growth Index measures the  performance  of those  securities found in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values.

Russell  Midcap(R)  Value  Index  measures  the  performance  of  those  Russell
Midcap(R) Index companies with lower  price-to-book  ratios and lower forecasted growth values.

Standard  & Poor's  index  ranges  from  "AAA" to "D"  with  eight  intermediate categories.

Standard  & Poor's 500 Index  ("S&P 500"  Index) is  comprised  of 500  selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

The above  indices  are  unmanaged  and do not  reflect  the  deduction  of fees associated with a mutual fund such as investment  management and fund accounting fees.  However,  the Lipper  Averages  and the Funds'  performance  reflect  the deduction  of fees for  these  value-added  services.  Investors  cannot  invest directly in an index, although they can invest in its underlying mutual funds or securities.

The Fifth  Third  LifeModel  Target  Neutral  Asset  Class  Blended  Indices are
hypothetical  unmanaged  indices  comprised  of a  percentage  of the Dow  Jones
Wilshire  5000 lndex and Lehman  Brothers  Intermediate  Government/Credit  Bond
Index. The Blended lndex was created by Fifth Third Asset  Management,  Inc. The
Fund will not  necessarily  maintain a similar  weighting  at all times but will invest within a range of stock, bond, and money market funds as described in the prospectus.  Below is a table which indicates the percentage  breakdown for each
Fund.

STATEMENT OF ADDITIONAL INFORMATION

__________, 2008

Acquisition of the assets of

FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND
FIFTH THIRD MUNICIPAL BOND FUND
FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND
FIFTH THIRD OHIO MUNICIPAL BOND FUND
FIFTH THIRD MUNICIPAL MONEY MARKET FUND
FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND

 portfolios of FIFTH THIRD FUNDS
38 Fountain Square Plaza
Cincinnati, Ohio 45263

By and in exchange for Shares of:

FEDERATED INTERMEDIATE MUNICIPAL TRUST
FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
FEDERATED OHIO MUNICIPAL INCOME FUND
MUNICIPAL OBLIGATIONS FUND
or
MICHIGAN MUNICIPAL CASH TRUST

Each a portfolio of:
INTERMEDIATE MUNICIPAL TRUST
FEDERATED MUNICIPAL SECURITIES INCOME TRUST
or
MONEY MARKET OBLIGATIONS TRUST
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
Telephone No:  1-800-341-7400

This Statement of Additional Information dated August 29, 2008, is not a prospectus.  A Prospectus/Proxy Statement dated August 29, 2008, related to the above-referenced matter may be obtained from the Federated Funds, on behalf of each above listed Fund, by writing or calling the Federated Funds at the address and telephone number shown above.  This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

TABLE OF CONTENTS

1.	Statement of Additional Information of the Fifth Third Funds, dated November 29, 2007.

2.	Statement of Additional Information of Federated Intermediate Municipal Trust, a portfolio of Intermediate Municipal Trust, dated July 31, 2007.

3.	Statement of Additional Information of Federated Michigan Intermediate Municipal Trust, a portfolio of Federated Municipal Securities Income Trust, dated October 31, 2007.

4.	Statement of Additional Information of Federated Ohio Municipal Income Fund Class A Shares, a portfolio of Federated Municipal Securities Income Trust, dated ______, 2008.

5.	Statement of Additional Information of Federated Ohio Municipal Income Fund Class F Shares, a portfolio of Federated Municipal Securities Income Trust, dated October 31, 2007.

6.	Statement of Additional Information of Municipal Obligations Fund, a portfolio of Money Market Obligations Trust, dated September 30, 2007.

7.	Statement of Additional Information of Michigan Municipal Cash Trust, a portfolio of Money Market Obligations Trust, dated February 29, 2008.

8.	Audited Financial Statements of the Fifth Third Funds, dated July 31, 2007.

9.	Audited Financial Statements of Federated Intermediate Municipal Trust, dated May 31, 2008.

10.	Audited Financial Statements of Federated Michigan Intermediate Municipal Trust, dated August 31, 2007.

11.	Audited Financial Statements of Federated Ohio Municipal Income Fund Class F Shares, dated August 31, 2007.

12.	Audited Financial Statements of Municipal Obligations Fund, dated July 31, 2007.

13.	Audited Financial Statements of Michigan Municipal Cash Trust, dated October 31, 2007.

14.	Unaudited Financial Statements of the Fifth Third Funds, dated January 31, 2008.

15.	Unaudited Financial Statements of Federated Michigan Intermediate Municipal Trust, dated February 29, 2008.

16.	Unaudited Financial Statements of Federated Ohio Municipal Income Fund Class F Shares, dated February 29, 2008.

17.	Unaudited Financial Statements of Municipal Obligations Fund, dated January 31, 2008.

18.	Unaudited Financial Statements of Michigan Municipal Cash Trust, dated April 30, 2008.

19.	Pro Forma Financial Information for the reorganization:

A.           Acquisition of Fifth Third Intermediate Municipal bond and Fifth Third Municipal bond Fund byFederated Intermediate Municipal Trust.

B.           Acquisition of Fifth Third Michigan Municipal Bond Fund by Federated Michigan IntermediateMunicipal Trust.

C.           Acquisition of Fifth Third Ohio Municipal Bond Fund by Federated Ohio Municipal IncomeFund.

D.           Acquisition of Fifth Third Michigan Municipal Money Market Fund by Michigan Municipal CashTrust.

Pursuant to Item 14(2) of Form N-14, the pro forma financial statements required by Rule 11-01 of Regulation S-X are not prepared for the following reorganization because the net asset value of the company being acquired does not exceed ten percent of the Acquiring Fund’s net asset value, measured at July 31, 2008:

A.           Acquisition of Fifth Third Municipal Money Market Fund by Municipal Obligations Fund.

INFORMATION INCORPORATED BY REFERENCE

The Statement of Additional Information of the Fifth Third Funds dated November 29, 2007, is incorporated by reference to the Fifth Third Funds’ Post-Effective Amendment No. 67 to its Registration Statement on Form N-1A (File No. 811-5669), which was filed with the Securities and Exchange Commission on or about November 28, 2007. A copy may be obtained from the Fifth Third Funds at 38 Fountain Square Plaza, Cincinnati, Ohio 45263 or by calling 1-800-282-5706.

The Statement of Additional Information of Federated Intermediate Municipal Trust, a portfolio of  Intermediate Municipal Trust, dated July 31, 2007, is  incorporated by reference to Intermediate Municipal Trust’s Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A (File No. 811-4314 ), which was filed with the Securities and Exchange Commission on or about July 27, 2007.

The Statement of Additional Information of Federated Michigan Intermediate Municipal Trust, a portfolio of Federated Municipal Securities Income Trust, dated October 31, 2007, is incorporated by reference to Federated Municipal Securities Income Trust’s Post-Effective Amendment No. 52 to its Registration Statement on Form N-1A (File No. 811-6165), which was filed with the Securities and Exchange Commission on or about October 29, 2007.

The Statement of Additional Information of Federated Ohio Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, dated October 31, 2007, is incorporated by reference to Federated Municipal Securities Income Trust’s Post-Effective Amendment No. 52 to its Registration Statement on Form N-1A (File No. 811-6165), which was filed with the Securities and Exchange Commission on or about October 29, 2007.

The Statement of Additional Information of Municipal Obligations Fund, a portfolio of Money Market Obligations Trust, dated July 31, 2007, is  incorporated by reference to Money Market Obligations Trust’s Post-Effective Amendment No. 90 to its Registration Statement on Form N-1A (File No. 811-5950), which was filed with the Securities and Exchange Commission on or about September 28, 2007.

The Statement of Additional Information of Michigan Municipal Cash Trust, a portfolio of Money Market Obligations Trust, dated February 29, 2008, is incorporated by reference to Money Market Obligations Trust’s Post-Effective Amendment No. 97 to its Registration Statement on Form N-1A (File No. 811-5950), which was filed with the Securities and Exchange Commission on or about February 29, 2008.

A copy of the foregoing Statements of Additional Information of the Federated Funds may be obtained from the Federated Trust at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000 or by calling 1-800-341-7400.

The audited financial statements of the Fifth Third Funds, dated July 31, 2007, are incorporated by reference to the Annual Report to shareholders of the Fifth Third Funds which was filed with the Securities and Exchange Commission on Form N-CSR pursuant to the Investment Company Act of 1940, as amended, on or about October 10, 2007.

The audited financial statements of Federated Intermediate Municipal Trust, dated May 31, 2008, are incorporated by reference to the Annual Report to shareholders of Federated Intermediate Municipal Trust, which was filed with the Securities and Exchange Commission on Form N-CSR pursuant to the Investment Company Act of 1940, as amended, on or about July 28, 2008.

The audited financial statements of Federated Michigan Intermediate Municipal Trust, dated August 31, 2007, are incorporated by reference to the Annual Report to shareholders of Federated Michigan Intermediate Trust, which was filed with the Securities and Exchange Commission on Form N-CSR pursuant to the Investment Company Act of 1940, as amended, on or about October 26, 2007.

The audited financial statements of Federated Ohio Municipal Income Fund, dated August 31, 2007, are incorporated by reference to the Annual Report to shareholders of Federated Ohio Municipal Income Fund, which was filed with the Securities and Exchange Commission on Form N-CSR pursuant to the Investment Company Act of 1940, as amended, on or about October 26, 2007.

The audited financial statements of Municipal Obligations Fund, dated July 31, 2007, are incorporated by reference to the Annual Report to shareholders of Municipal Obligations Fund, which was filed with the Securities and Exchange Commission on Form N-CSR pursuant to the Investment Company Act of 1940, as amended, on or about September 28, 2007.

The audited financial statements of Michigan Municipal Cash Trust, dated October 31, 2007, are incorporated by reference to the Annual Report to shareholders of Michigan Municipal Cash Trust, which was filed with the Securities and Exchange Commission on Form N-CSR pursuant to the Investment Company Act of 1940, as amended, on or about December 28, 2007.

The unaudited financial statements of the Fifth Third Funds, dated January 31, 2008, are incorporated by reference to the Semi-Annual Report to shareholders of the Fifth Third Funds, which was filed with the Securities and Exchange Commission on Form N-CSR pursuant to the Investment Company Act of 1940, as amended, on or about April 3, 2008.

The unaudited financial statements of Federated Michigan Municipal Intermediate Trust, dated February 29, 2008, are incorporated by reference to the Semi-Annual Report to shareholders of Federated Michigan Municipal Intermediate Trust, which was filed with the Securities and Exchange Commission on Form N-CSR pursuant to the Investment Company Act of 1940, as amended, on or about April 28, 2008.

The unaudited financial statements of Federated Ohio Municipal Income Fund, dated February 29, 2008, are incorporated by reference to the Semi-Annual Report to shareholders of Ohio Municipal Income Fund, which was filed with the Securities and Exchange Commission on Form N-CSR pursuant to the Investment Company Act of 1940, as amended, on or about April 28, 2008.

The unaudited financial statements of Municipal Obligations Fund, dated January 31, 2008, are incorporated by reference to the Semi-Annual Report to shareholders of Municipal Obligations Fund, which was filed with the Securities and Exchange Commission on Form N-CSR pursuant to the Investment Company Act of 1940, as amended, on or about March 28, 2008.

The unaudited financial statements of Michigan Municipal Cash Trust, dated April 30, 2008, are incorporated by reference to the Semi-Annual Report to shareholders of Michigan Municipal Cash Trust, which was filed with the Securities and Exchange Commission on Form N-CSR pursuant to the Investment Company Act of 1940, as amended, on or about June 27, 2008.

-  -

PRO FORMA FINANCIAL STATEMENTS FOR THE PERIOD ENDED MAY 31, 2008 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Intermediate Municipal Trust, Fifth Third Intermediate Municipal Bond Fund and Fifth Third Municipal Bond Fund (individually referred to as the “Fund” or collectively as the “Funds”), for the year ended May 31, 2008.  For the purposes of these Pro Forma Financial Statements, the financial information covers the period from June 1, 2007 to May 31, 2008.  These statements have been derived from the books and records utilized in calculating daily net asset values at May 31, 2008.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of  Class A Shares, Class B Shares, Class C Shares and Institutional Shares of Fifth Third Intermediate Municipal Bond Fund and Fifth Third Municipal Bond Fund for Institutional Shares of Federated Intermediate Municipal Trust.  Under generally accepted accounting principles, Federated Intermediate Municipal Trust will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

Federated Intermediate Municipal Trust
Fifth Third Intermediate Municipal Bond Fund
Fifth Third Municipal Bond Fund
Pro Forma Combining Portfolio of Investments
May 31, 2008 (unaudited)

Federated Intermediate Municipal Trust	Fifth Third Intermediate Municipal Bond Fund	Fifth Third Municipal Bond Fund	Pro Forma Combined		Federated Intermediate Municipal Trust	Fifth Third Intermediate Municipal Bond Fund	Fifth Third Municipal Bond Fund	Pro Forma Combined

Principal Amount or Shares					Value
MUNICIPAL BONDS – 97.7%
Alabama –3.2%
$1,000,000	$0	$0	$1,000,000	Alabama State public School & College Authority, Refunding Revenue Bonds (Series 1998), 5.125% (FSA INS), 11/1/2014	$1,025,100	$0	$0	$1,025,100
0	4,000,000	0	4,000,000	Birmingham Baptist Medical Centers Special Care Facilities Financing Authority, Series A, 5.00%, 11/15/14	0	4,013,000	0	4,013,000
1,000,000	0	0	1,000,000	Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series2005A), 5.25% (Baptist Health System of Birmingham), 11/15/2020	976,760	0	0	976,760
1,000,000	0	0	1,000,000	Courtland, AL IDB, Environmental Improvement Refunding Revenue Bonds, 5.00% (International Paper Co.), 11/1/2013	1,002,310	0	0	1,002,310
0	3,080,000	0	3,080,000	(1) Mobile County, FSA, GO, 5.25%, 8/1/17, (Callable 8/1/14 @ 100)	0	3,361,882	0	3,361,882
				Total	3,004,170	7,374,882	0	10,379,052
Alaska –0.6%
0	1,000,000	0	1,000,000	State of Alaska, Sport Fishing, CIFG, 4.25%, 4/1/15	0	1,037,140	0	1,037,140
0	1,000,000	0	1,000,000	State of Alaska, Sport Fishing, CIFG, 4.38%, 4/1/16	0	1,041,310	0	1,041,310
				Total	0	2,078,450	0	2,078,450
Arizona –3.9%
750,000	0	0	750,000	Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 5.00% (Blood Systems, Inc.), 4/1/2019	755,610	0	0	755,610
0	2,000,000	0	2,000,000	(1) City of Tempe Performing Arts Center, AMBAC, 5.25%, 7/1/17, (Callable 7/1/14 @ 100)	0	2,174,020	0	2,174,020
0	1,000,000	0	1,000,000	Health Facilities Authority, Phoenix Children’s Hospital, 3.63%, 2/1/42, (Mandatory Put 1/31/08 @ 100)	0	950,220	0	950,220
0	1,000,000	0	1,000,000	Mesa Street and Highway, FGIC, 6.25%, 7/1/12	0	1,116,030	0	1,116,030
0	1,000,000	0	1,000,000	Mesa Street and Highway, FGIC, 6.25%, 7/1/13, (Prerefunded 7/1/11 @ 100)	0	1,104,990	0	1,104,990
0	0	600,000	600,000	Mesa Street and Highway, FSA, 5.25%, 7/1/2023	0	0	666,264	666,264
0	1,250,000	0	1,250,000	Pima County Industrial Development Authority, 5.13%, 7/1/15	0	1,243,125	0	1,243,125
1,420,000	0	0	1,420,000	Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance INS), 12/1/2025	1,430,593	0	0	1,430,593
0	2,000,000	0	2,000,000	Tucson Street and Highway, Series 1994-E, FGIC, 6.75%, 7/1/13	0	2,315,880	0	3,215,880
0	0	1,000,000	1,000,000	Tucson Water, MBIA, 4.25%, 7/1/2021, (Callable 7/1/2016 @ 100)	0	0	1,003,370	1,003,370
				Total	2,186,203	8,904,265	1,669,634	12,760,102

Arkansas –0.8%
1,000,000	0	0	1,000,000	Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	965,530	0	0	965,530
535,000	0	0	535,500	Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	516,601	0	0	516,601
0	1,000,000	0	1,000,000	University of Arkansas, FGIC, 5.00%, 3/1/16	0	1,083,260	0	1,083,260
				Total	1,482,131	1,083,260	0	2,565,391
California –5.2%
290,000	0	0	290,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	302,514	0	0	302,514
0	0	265,000	265,000	California Polytechnical Pomona Foundation, Inc., MBIA, 5.50%, 2/1/2020, (Prerefunded 2/1/2011 @ 101)	0	0	287,294	287,294
1,000,000	0	0	1,000,000	California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2021	1,079,210	0	0	1,079,210
0	500,000	0	500,000	California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2022	0	535,315	0	535,315
0	0	1,000,000	1,000,000	California State Department of Water Resources, Central Valley Project, Series AE, W/A, 5.00%, 12/1/2028, (Callable 6/1/2018 @ 100)	0	0	1,043,970	1,043,970
0	0	1,020,000	1,020,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series F, FGIC, 5.25%, 11/1/2019	0	0	1,124,030	1,124,030
3,000,000	0	0	3,000,000	California State, UT GO Bonds (Series 2008), 5.00%, 4/1/2016	3,223,950	0	0	3,223,950
0	750,000	0	750,000	Chaffey Community College District, Series A, GO, MBIA, 0.00%, 6/1/16	0	535,500	0	535,500
0	1,000,000	0	1,000,000	City of San Jose, Series A, AMBAC, AMT, 5.00%, 3/1/14	0	1,044,010	0	1,044,010
0	500,000	0	500,000	City of San Jose, Series A, AMBAC, AMT, 5.00%, 3/1/15	0	520,855	0	520,855
0	375,000	1,000,000	1,375,000	La Canada Unified School District, Series A, GO, MBIA, 5.50%, 8/1/2024 (Callable 8/1/2014 @ 100)	0	403,084	1,074,890	1,477,974
0	0	1,000,000	1,000,000	Los Angeles, Unified School District, Series A-2, GO, FGIC, 4.50%, 7/1/2022, (Callable 7/1/2017 @ 100)	0	0	1,005,150	1,005,150
0	675,000	1,000,000	1,675,000	Placentia-Yorba Linda Unified School District, Series B, GO, FGIC, 5.38%, 8/1/2022, (Callable 8/1/2014 @ 100)	0	716,101	1,060,890	1,776,991
2,000,000	0	0	2,000,000	Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025	1,878,960	0	0	1,878,960
0	0	250,000	250,000	Sacramento County Sanitation District, Series A, 6.00%, 12/1/2015, (Callable 12/1/2010 @ 101)	0	0	267,577	267,577
0	0	1,000,000	1,000,000	State of California, Variable Purpose, GO, 5.25%, 3/1/2038, (Callable 3/1/2018 @ 100)	0	0	1,025,220	1,025,220
				Total	6,484,634	3,754,865	6,889,021	17,128,520
Colorado –1.5%
20,000	0	0	20,000	Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%, 5/1/2017	20,326	0	0	20,326
1,000,000	0	0	1,000,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2016	1,029,900	0	0	1,029,900
0	0	1,000,000	1,000,000	Douglas County School District No Re-1, GO, FGIC, 5.75%, 12/15/2021 (Callable 12/15/2014 @ 100)	0	0	1,092,490	1,092,490
0	1,005,000	0	1,005,000	El Paso County School District No 38, GO, 6.38%, 12/1/18, (Prerefunded 12/1/10 @ 100)	0	1,101,570	0	1,101,570
0	1,465,000	0	1,465,000	Summit County School District No Re001, FSA, GO, 5.75%, 12/1/12, (Callable 12/1/11 @ 100)	0	1,601,670	0	1,601,670
				Total	1,050,226	2,703,240	1,092,490	4,845,956
Connecticut –0.7%
2,240,000	0	0	2,240,000	Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.00% (Eastern Connecticut Health Network)/(Radian Asset Assurance INS), 7/1/2025	2,253,171	0	0	2,253,171
District of Columbia–0.6%
470,000	0	0	470,000	District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/(AMBAC INS), 10/1/2012	489,204	0	0	489,204
1,405,000	0	0	1,405,000	District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS), 10/1/2017	1,462,254	0	0	1,462,254
				Total	1,951,458	0	0	1,951,458
Florida –3.0%
2,000,000	0	0	2,000,000	Florida State Board of Education Capital Outlay, UT GO Bonds (Series 2006C), 5.00%, 6/1/2022	2,132,960	0	0	2,132,960
0	0	1,000,000	1,000,000	Orange County, FL Health Facilities Authority, 5.00% 12/1/2032	0	0	995,800	995,800
2,135,000	0	0	2,135,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2019	2,343,205	0	0	2,343,205
0	185,000	0	185,000	City of Pembroke Pines, GO, MBIA, 4.00%, 9/1/15	0	188,961	0	188,961
0	250,000	0	250,000	City of Pembroke Pines, GO, MBIA, 4.13%, 9/1/16	0	255,690	0	255,690
2,630,000	0	0	2,630,000	Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2019	2,829,906	0	0	2,829,906
0	0	1,010,000	1,010,000	Volusia County School Board, Series A, CP, FSA, 5.00%, 8/1/2019, (Callable 8/1/2015)	0	0	1,061,369	1,061,369
				Total	7,306,071	444,651	2,057,169	9,807,891
Georgia –1.3%
1,400,000	0	0	1,400,000	Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA Insurance Corp. INS), Mandatory Tender 4/1/2011	1,414,714	0	0	1,414,714
2,000,000	0	0	2,000,000	Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	1,990,960	0	0	1,990,960
940,000	0	0	940,000	Municipal Electric Authority of Georgia, Revenue Bonds, (Series Y), 6.40%, 1/1/2009	962,776	0	0	962,776
				Total	4,368,450	0	0	4,368,450
Hawaii –0.2%
0	765,000	0	765,000	State of Hawaii Highways, FSA, 5.50%, 7/1/10	0	812,552	0	812,552

Illinois –6.3%
2,000,000	0	0	2,000,000	Chicago, IL Board of Education, UT GO Bonds (Series 2007D), 5.00% (FSA INS), 12/1/2021	2,129,300	0	0	2,129,300
0	1,000,000	0	1,000,000	Chicago O’Hare International Airport, Series A, FSA, 4.00%, 1/1/15	0	1,021,450	0	1,021,450
0	3,000,000	0	3,000,000	Chicago Metropolitan Water Reclamation District-Greater Chicago Capital Improvements, ETM, GO, 5.50%, 12/1/10	0	3,228,900	0	3,228,900
300,000	0	0	300,000	Chicago, IL Metropolitan Water Reclamation District, UT GO Refunding Bonds, 5.20% (Original Issue Yield: 5.25%), 12/1/2013	308,817	0	0	308,817
0	0	500,000	500,000	Chicago, IL Metropolitan Water Reclamation District-Greater Chicago Capital Improvements, GO ETM, 7.25%, 12/1/2012	0	0	589,365	589,365
0	0	125,000	125,000	City of Chicago Single Family Mortgage, Series A, AMT, GNMA-FNMA 4.70%, 10/1/2017 (Callable 4/1/2009 @ 102)	0	0	124,533	124,533
0	1,000,000	0	1,000,000	City of Greenville, Greenville College Project, 3.45%, 11/1/36, (LOC: National City Bank), (Mandatory Put 11/1/08 @ 100)	0	1,000,000	0	1,000,000
0	1,000,000	0	1,000,000	Educational Facilities Authority, The Art Institute of Chicago, 4.13%, 3/1/30, (Mandatory Put 3/1/13 @ 100)	0	1,012,200	0	1,012,200
0	2,000,000	0	2,000,000	Finance Authority, Children’s Memorial Hospital, Series B, W/I, 5.50%, 8/15/21, (Callable 8/15/18 @ 100)	0	2,083,840	0	2,083,840
0	1,000,000	0	1,000,000	Finance Authority, Children’s Memorial Hospital, Series B, W/I, 5.50%, 8/15/23, (Callable 8/15/18 @ 100)	0	1,031,420	0	1,031,420
0	200,000	0	200,000	Finance Authority, Metropolis Project, 4.75%, 12/1/10	0	207,806	0	207,806
0	250,000	0	250,000	Finance Authority, Metropolis Project, 5.00%, 12/1/11	0	262,140	0	262,140
0	275,000	0	275,000	Finance Authority, Metropolis Project, 5.00%, 12/1/12	0	288,973	0	288,973
0	275,000	0	275,000	Finance Authority, Metropolis Project, 5.00%, 12/1/13	0	289,545	0	289,545
0	1,000,000	0	1,000,000	Finance Authority, Peoples Gas Light & Coke Co., AMBAC, 4.30%, 6/1/35, (Mandatory Put 6/1/16 @100)	0	954,480	0	954,480
1,000,000	0	0	1,000,000	Illinois Department Central Management Services, COPs, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 7/1/2013	1,036,840	0	0	1,036,840
0	0	1,000,000	1,000,000	Illinois Finance Authority, Children’s Memorial Hospital, Series A, W/I, 5.00%, 8/15/2041, (Callable 12/1/13 @ 100)	0	0	977,740	977,740
0	0	300,000	300,000	Illinois Finance Authority, Metropolis Project, 5.00%, 12/1/2014, (Callable 12/1/2013 @ 100)	0	0	314,358	314,358
1,000,000	0	0	1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2019	1,006,380	0	0	1,006,380
1,000,000	0	0	1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2007), 5.00% (University of Chicago), 7/1/2019	1,073,160	0	0	1,073,160
850,000	0	0	850,000	Illinois Finance Authority, Refunding Revenue Bonds (Series 2007), 5.00% (Loyola University), 7/1/2022	875,665	0	0	875,665
340,000	0	0	340,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.85%), 6/1/2010	354,688	0	0	354,688
0	0	300,000	300,000	State of Illinois, GO, FGIC, 5.88%, 10/1/2017 (Callable 10/1/2009 @ 100)	0	0	310,077	310,077
				Total	6,784,850	11,380,754	2,316,073	20,481,677
Indiana –5.8%
0	500,000	0	500,000	Ball State University, FSA, 4.00%, 7/1/15	0	516,805	0	516,805
0	1,615,000	0	1,615,000	Fort Wayne International Airport Building Corp., Series B, AMT, XLCA, 5.00%, 7/1/12	0	1,675,740	0	1,675,740
0	1,695,000	0	1,695,000	Fort Wayne International Airport Building Corp., Series B, AMT, XLCA, 5.00%, 7/1/13	0	1,763,410	0	1,763,410
500,000	0	0	500,000	Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.) Mandatory Tender 12/2/2011	515,655	0	0	515,655
0	500,000	0	500,000	Indiana Health & Educational Facilities Financing Authority, Clarian Health Obligation Group, 5.00%, 2/15/16	0	517,725	0	517,725
0	1,000,000	0	1,000,000	Indiana Health & Educational Facilities Financing Authority, Clarian Health Obligation Group, 5.00%, 2/15/19, (Callable 2/15/16 @ 100)	0	1,011,390	0	1,011,390
2,000,000	0	0	2,000,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Community Health Network)/(AMBAC INS), 5/1/2022	2,044,500	0	0	2,044,500
0	250,000	0	250,000	Indiana State Finance Authority, Series A, 5.00%, 2/1/15	0	273,487	0	273,487
1,500,000	0	0	1,500,000	Indiana State Finance Authority (Environmental Improvement Bonds), Highway Refunding Revenue Bonds (Series 2007A), 4.50% (FGIC INS), 12/1/2021	1,519,155	0	0	1,519,155
2,960,000	0	0	2,960,000	Indianapolis, IN Gas Utility Distribution System, Second Lien Refunding Revenue Bonds (Series 2008C), 5.00% (Assured Guaranty Corp. INS), 6/1/2013	3,189,311	0	0	3,189,311
0	2,550,000	0	2,550,000	Local Public Improvement Bond Bank, Airport Authority, Series F, AMT, AMBAC, 5.00%, 1/1/19, (Callable 7/1/16 @ 100)	0	2,547,833	0	2,547,833
0	3,000,000	0	3,000,000	Municipal Power Supply Agency, SeriesB, MBIA, 6.00%, 1/1/13	0	3,309,090	0	3,309,090
				Total	7,268,621	11,615,480	0	18,884,101
Iowa –1.0%
0	0	2,055,000	2,055,000	Iowa Finance Authority, Drake University Project, MBIA, 6.50%, 12/1/2011	0	0	2,228,442	2,228,442
1,000,000	0	0	1,000,000	Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2016	982,530	0	0	982,530
0	140,000	0	140,000	Iowa State University, Science and Technology, 3.75%, 7/1/10	0	143,430	0	143,430
				Total	982,530	143,430	2,228,442	3,354,402
Kansas –0.6%
0	0	1,675,000	1,675,000	Geary County Unified School District No 475, GO, MBIA, 5.25%, 9/1/17, (Callable 9/1/15 @ 100)	0	0	1,842,986	1,842,986
25,000	0	0	25,000	Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50% (GNMA Home Mortgage Program COL), 12/1/2016	25,738	0	0	25,738
				Total	25,738	0	1,842,986	1,868,724
Kentucky –1.3%
0	250,000	0	250,000	Area Development Districts, City of Versailles, Series C, CP, ETM, 2.70%, 12/1/08	0	250,693	0	250,693
0	255,000	0	255,000	Area Development Districts, City of Versailles, Series C, CP, ETM, 3.00%, 12/1/09	0	256,295	0	256,295
0	470,000	0	470,000	Area Development Districts, Lease Acquisition, 3.00%, 6/1/09, (LOC: Wachovia Bank NA)	0	473,624	0	473,624
0	275,000	0	275,000	Housing Corp., Series A, AMT, 3.45%, 1/1/10	0	277,346	0	277,346
0	730,000	0	730,000	Kenton County Airport Board, AMT, MBIA, 5.00%, 3/1/10	0	738,687	0	738,687
0	300,000	0	300,000	Munfordville Industrial Development, Louisville Bedding Co. Project, AMT, 3.10%, 6/1/08, (LOC: Bank One NA)	0	300,000	0	300,000
0	310,000	0	310,000	Munfordville Industrial Development, Louisville Bedding Co. Project, AMT, 3.50%, 6/1/09, (LOC: Bank One NA)	0	311,082	0	311,082
1,800,000	0	0	1,800,000	Murray, KY, Hospital Facilities Refunding Revenue Bonds (Series 2007), 4.60% (Murray-Calloway County Public Hospital Corp.)/(Original Issue Yield: 4.65%), 8/1/2022	1,634,940	0	0	1,634,940
				Total	1,634,940	2,607,727	0	4,242,667
Louisiana –1.3%
0	200,000	0	200,000	City of Baton Rouge, Series A2, FSA, 4.00%, 8/1/14	0	207,512	0	207,512
0	240,000	0	240,000	City of Baton Rouge, Series A2, FSA, 4.00%, 8/1/18	0	242,590	0	242,590
0	200,000	0	200,000	City of Baton Rouge, Series A2, FSA, 4.00%, 8/1/16	0	205,748	0	205,748
1,000,000	0	0	1,000,000	De Soto Parish, LA Environmental Improvement Authority, PCRBs (Series 2002A), 5.00% (International Paper Co.), 10/1/2012	1,005,350	0	0	1,005,350
0	1,000,000	0	1,000,000	Public Facilities Authority, Pennington Medical Foundation Project, 5.00%, 7/1/16	0	1,033,700	0	1,033,700
0	400,000	1,000,000	1,400,000	State Citizens Property Insurance Corp., Series B, AMBAC, 5.00%, 6/1/18, (Callable 6/1/16 @ 100)	0	409,256	1,023,140	1,432,396
				Total	1,005,350	2,098,806	1,023,140	4,127,296
Maine –0.1%
0	450,000	0	450,000	Maine Municipal Bond Bank, Series B, W/I, 4.25%, 11/1/19	0	460,642	0	460,642

Michigan –12.5%
1,000,000	0	0	1,000,000	Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	1,103,320	0	0	1,103,320
500,000	0	0	500,000	Delta County, MI Economic Development Corp., Environmental Improvement Refunding Revenue Bonds (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100), 4/15/2027	557,980	0	0	557,980
0	1,000,000	0	1,000,000	Detroit Sewage Disposal Revenue Bond, 5..50%, 7/1/36	0	1,066,060	0	1,066,060
0	500,000	1,000,000	1,500,000	Detroit Water Supply System, Series A, FSA, 5.00%, 7/1/16	0	539,930	1,079,860	1,619,790
0	200,000	0	200,000	Higher Education Facilities Authority, Hope College Project, 4.70%, 10/1/09	0	200,676	0	200,676
0	590,000	0	590,000	Higher Education Facilities Authority, Hope College Project, 4.80%, 10/1/10, (Callable 10/1/09 @ 100)	0	591,316	0	591,316
0	1,000,000	0	1,000,000	Higher Education Student Loan Authority, Series XVII-I, AMT, AMBAC, 3.95%, 3/1/11	0	992,210	0	992,210
1,785,000	0	0	1,785,000	Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford International Airport), 1/1/2021	1,892,261	0	0	1,892,261
0	125,000	0	125,000	Kent Hospital Finance Authority, Spectrum Health, Series A, 5.50%, 1/15/13, (Prerefunded 7/15/11 @ 101)	0	135,866	0	135,866
0	0	1,000,000	1,000,000	Michigan Higher Education Student Loan Authority, Series XII-W, AMT, AMBAC, 4.75%, 3/1/09	0	0	1,017,960	1,017,960
2,000,000	0	0	2,000,000	Michigan Municipal Bond Authority Clean Water Revolving Fund, Revenue Bonds, 5.00%, 10/1/2020	2,159,620	0	0	2,159,620
0	350,000	0	350,000	State Building Authority, Police Communications, ETM, 5.50%, 10/1/12	0	383,443	0	383,443
0	0	500,000	500,000	State Hospital Finance Authority, Henry Ford Health System, 5.00%, 11/15/20, (Callable 11/15/16 @ 100)	0	0	512,450	512,450
4,000,000	0	0	4,000,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	4,043,240	0	0	4,043,240
5,000,000	0	0	5,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011	5,254,750	0	0	5,254,750
0	0	1,000,000	1,000,000	Michigan Strategic Fund, Hope Network Project, Series B, 5.13%, 9/1/13, (LOC: First of America Bank), (Callable9/1/08 @ 102)	0	0	1,023,340	1,023,340
650,000	0	0	650,000	Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.125% (NSF International), 8/1/2019	638,307	0	0	638,307
2,000,000	0	0	2,000,000	Michigan State Strategic Fund, Refunding Revenue PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	2,018,180	0	0	2,018,180
0	575,000	0	575,000	Montague Public School District, GO, Q-SBLF, 5.50%, 5/1/12, (Prerefunded 11/1/11 @ 100)	0	625,704	0	625,704
0	430,000	0	430,000	Montague Public School District, GO, Q-SBLF, 5.50%, 5/1/12, (Callable 11/1/11 @ 100)	0	465,148	0	465,148
0	1,500,000	0	1,500,000	State Building Authority, Facilities Program, Series I, AMBAC, 5.00%, 10/15/29, (Mandatory Put 10/15/11 @ 100)	0	1,595,265	0	1,595,265
0	500,000	0	500,000	State Hospital Finance Authority, Crittenton Hospital, Series A, 4.35%, 3/1/09	0	506,330	0	506,330
0	500,000	0	500,000	State Hospital Finance Authority, Edward W. Sparrow Hospital, 5.00%, 11/15/15	0	528,615	0	528,615
0	500,000	0	500,000	State Hospital Finance Authority, Henry Ford Health System, 5.00%, 11/15/18, (Callable 11/15/16 @ 100)	0	516,685	0	516,685
0	505,000	0	505,000	State Hospital Finance Authority, Holland Community Hospital, Series A, 5.00%, 1/1/15, (Callable 1/1/14 @ 100)	0	526,917	0	526,917
0	1,505,000	0	1,505,000	State Hospital Finance Authority, Marquette General Hospital, 5.00%, 5/15/13	0	1,524,023	0	1,524,023
0	500,000	0	500,000	State Hospital Finance Authority, Oakwood Healthcare System, 5.00%, 7/15/15	0	515,360	0	515,360
0	660,000	0	660,000	State Housing Development Authority, Series A, AMT, 3.95%, 12/1/12	0	660,620	0	660,620
0	320,000	0	320,000	State Housing Development Authority, Multi-Family, AMT, GNMA, 4.15%, 4/20/11	0	321,539	0	321,539
0	175,000	0	175,000	State Housing Development Authority, Multi-Family, AMT, GNMA, 4.40%, 4/20/13	0	176,753	0	176,753
0	500,000	0	500,000	State of Michigan, Grant Antic Buildings, FSA, 4.50%, 9/15/15	0	527,915	0	527,915
0	500,000	0	500,000	State of Michigan, Grant Antic Buildings, FSA, 5.25%, 9/15/18, (Callable 9/15/17 @ 100)	0	553,750	0	553,750
0	0	250,000	250,000	State of Michigan, Grant Antic Buildings, FSA, 5.25%, 9/15/20, (Callable 9/15/17 @ 100)	0	0	272,595	272,595
0	600,000	0	600,000	State of Michigan, Trunk Line, Series A, 5.25%, 11/1/13	0	659,682	0	659,682
0	2,240,000	0	2,240,000	Strategic Fund, International Project, 4.75%, 8/1/11	0	2,340,688	0	2,340,688
0	820,000	0	820,000	Strategic Fund, International Project, 5.00%, 8/1/13	0	873,169	0	873,169
0	1,000,000	0	1,000,000	Strategic Fund, Solid Waste Management Project, AMT, 4.63%, 12/1/12	0	982,320	0	982,320
0	600,000	0	600,000	Wyandotte Electric, Series A, AMT, MBIA, 5.00%, 10/1/13	0	637,656	0	637,656
0	600,000	0	600,000	Wyandotte Electric, Series A, AMT, MBIA, 4.50%, 10/1/14	0	622,362	0	622,362
				Total	17,667,658	19,070,002	3,906,205	40,643,865
Minnesota –1.7%
0	1,315,000	0	1,315,000	Housing Finance Agency, Series A, AMT, GO, 3.40%, 7/1/12	0	1,278,377	0	1,278,377
0	1,130,000	0	1,130,000	Housing Finance Agency, Series F, AMT, GO, 4.55%, 7/1/12, (Callable 7/1/11 @ 100)	0	1,140,904	0	1,140,904
0	2,000,000	0	2,000,000	St Paul Housing & Redevelopment Authority, Smith Avenue Transit Center, 3.50%, 6/1/12, (Callable 6/1/10 @ 100)	0	2,004,960	0	2,004,960
0	0	1,000,000	1,000,000	State Municipal Power Agency, 5.00%, 10/1/30, (Callable 10/1/15 @ 100)	0	0	1,010,930	1,010,930
				Total	0	4,424,241	1,010,930	5,435,171
Missouri –1.6%
0	245,000	0	245,000	City of Brentwood, Brentwood Square Project, 4.13%, 5/1/11	0	245,759	0	245,759
1,665,000	0	0	1,665,000	Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,677,271	0	0	1,677,271
130,000	0	0	130,000	Missouri State Environmental Improvement & Energy Resources Authority, Refunding Revenue Bonds, 6.00%, 1/1/2016	130,386	0	0	130,386
0	425,000	0	425,000	Missouri State Highways & Transit Commission, 4.00%, 5/1/15	0	438,983	0	438,983
0	525,000	0	525,000	Missouri State Highways & Transit Commission, 4.25%, 5/1/16	0	550,499	0	550,499
0	1,030,000	0	1,030,000	Missouri State Highways & Transit Commission, 4.25%, 5/1/17	0	1,075,011	0	1,075,011
0	1,070,000	0	1,070,000	Missouri State Highways & Transit Commission, 4.50%, 5/1/17	0	1,136,929	0	1,136,929
				Total	1,807,657	3,447,181	0	5,254,838
Nebraska –0.8%
0	0	1,365,000	1,365,000	City of Omaha, Series A, GO, ETM, 6.50%, 12/1/13	0	0	1,601,459	1,601,459
0	220,000	0	220,000	Investment Finance Authority, Single Family Housing, Series C, AMT, 3.75%, 9/1/11	0	219,857	0	219,857
0	130,000	0	130,000	Investment Finance Authority, Single Family Housing, Series C, AMT, 3.85%, 3/1/12	0	129,590	0	129,590
0	240,000	0	240,000	Investment Finance Authority, Single Family Mortgage, Series D, AMT, FNMA-FHLMC-GNMA, 4.10%, 9/1/10	0	240,492	0	240,492
0	340,000	0	340,000	Investment Finance Authority, Single Family Mortgage, Series D, AMT, FNMA-FHLMC-GNMA, 4.25%, 9/1/11	0	341,516	0	341,516
				Total	0	931,455	1,601,459	2,532,914
Nevada –2.4%
1,000,000	0	0	1,000,000	Clark County, NV Airport System, Revenue Bonds (Senior Series 2008E), 5.00%, 7/1/2014	1,071,080	0	0	1,071,080
1,000,000	0	0	1,000,000	Clark County, NV Airport System, Revenue Bonds (Senior Series 2008E), 5.00%, 7/1/2016	1,073,830	0	0	1,073,830
2,000,000	0	0	2,000,000	Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2014	2,177,180	0	0	2,177,180
1,100,000	0	0	1,100,000	Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,118,755	0	0	1,118,755
0	1,325,000	0	1,325,000	Clark County, FSA, GO, 4.50%, 6/1/17, (Callable 6/1/16 @ 100)	0	1,394,947	0	1,394,947
1,000,000	0	0	1,000,000	Clark County, NV, Passenger Facility Charge Revenue Bonds (Series 2007A-2), 5.00% (Las Vegas-McCarran International Airport)/(AMBAC INS), 7/1/2026	1,014,550	0	0	1,014,550
0	100,000	0	100,000	Douglas County, Solid Waste Disposal, AMT, GO, MBIA, 3.75%, 12/1/09	0	101,261	0	101,261
				Total	6,455,395	1,496,208	0	7,951,603
New Hampshire –0.3%
895,000	0	0	895,000	New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.00% (Covenant Health Systems), 7/1/2014	917,599	0	0	917,599

New Jersey –2.8%
500,000	0	0	500,000	New Jersey EDA, Revenue Bonds, (Series 2004), 5.625% (NJ Dedicated Cigarette Excise Tax), 6/15/2019	498,565	0	0	498,565
1,000,000	0	0	1,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2018	1,070,190	0	0	1,070,190
2,000,000	0	0	2,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds (Series 2006A), 5.25%, 12/15/2020	2,215,440	0	0	2,215,440
0	1,925,000	0	1,925,000	State Turnpike Authority, Series A, ETM, MBIA, 6.00%, 1/1/13	0	2,165,721	0	2,165,721
0	575,000	0	575,000	State Turnpike Authority, Series A, MBIA, 6.00%, 1/1/13	0	635,525	0	635,525
3,000,000	0	0	3,000,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 4.625% (Original Issue Yield: 4.85%), 6/1/2026	2,520,510	0	0	2,520,510
				Total	6,304,705	2,801,246	0	9,105,951
New Mexico – 2.3%
0	500,000	475,000	975,000	County of Bernalillo, 5.25%, 4/1/27	0	540,910	513,864	1,054,774
0	320,000	0	320,000	Mortgage Finance Authority, Single Family Mortgage, Series A2, Class I, AMT, FNMA-FHLMC-GNMA, 3.90%, 1/1/19, (Callable 1/1/16 @ 100)	0	317,734	0	317,734
0	620,000	0	620,000	Mortgage Finance Authority, Single Family Mortgage, AMT, FNMA-FHLMC-GNMA, 4.05%, 7/1/26, (Callable 7/1/15 @ 100)	0	597,184	0	597,184
0	2,000,000	0	2,000,000	Mortgage Finance Authority, Single Family Mortgage, Series A2, Class I, AMT, FNMA-FHLMC-GNMA, 4.40%, 1/1/27, (Callable 1/1/16 @ 100)	0	1,972,460	0	1,972,460
0	740,000	695,000	1,435,000	Mortgage Finance Authority, Single Family Mortgage, AMT, GNMA-FNMA-FHLMC, 5.50%, 7/1/36, (Callable 1/1/15 @ 102)	0	762,104	715,760	1,477,864
0	565,000	0	565,000	Taos County, Educational Improvements, ETM, 3.88%, 10/1/11	0	584,685	0	584,685
0	365,000	1,000,000	1,365,000	University of New Mexico, Series A, FSA, 5.00%, 6/1/21, (Callable 6/1/17 @ 100)	0	386,958	1,060,160	1,447,118
				Total	0	5,162,035	2,289,784	7,451,819
New York – 3.1%
0	750,000	250,000	1,000,000	City of New York, Series E, GO, 5.00%, 8/1/16	0	814,230	271,410	1,085,640
1,500,000	0	0	1,500,000	Hempstead, NY IDA, Resource Recovery Refunding Revenue Bonds (Series 2001), 5.00% TOBs (American Ref-Fuel Co. of Hempstead), Mandatory Tender 6/1/2010	1,497,450	0	0	1,497,450
2,000,000	0	0	2,000,000	New York City, NY, UT GO Bonds (Fiscal 2007 Series A), 5.00%, 8/1/2022	2,082,880	0	0	2,082,880
1,250,000	0	0	1,250,000	New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2008A), 5.00%, 6/15/2022	1,341,825	0	0	1,341,825
0	0	1,000,000	1,000,000	New York State Housing Finance Agency, Economic Development and Housing, Series A, 5.00%, 9/15/23, (Callable 9/15/15 @ 100)	0	0	1,049,670	1,049,670
0	500,000	0	500,000	New York State Thruway Authority, Series A, 5.00%, 4/1/21	0	534,810	0	534,810
0	500,000	0	500,000	New York State Thruway Authority, Series A, 5.00%, 4/1/22	0	531,900	0	531,900
2,000,000	0	0	2,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue Bonds (Series 2007B), 5.00% (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund), 4/1/2023	2,116,080	0	0	2,116,080
				Total	7,038,235	1,880,940	1,321,080	10,240,255
North Carolina –0.9%
665,000	0	0	665,000	Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2017	740,810	0	0	740,810
1,000,000	0	0	1,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003A), 5.50%, 1/1/2012	1,050,290	0	0	1,050,290
1,000,000	0	0	1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018	1,117,360	0	0	1,117,360
				Total	2,908,460	0	0	2,908,460
Ohio –5.6%
0	785,000	0	785,000	Berea, GO, 5.13%, 12/1/13	0	828,214	0	828,214
0	0	1,000,000	1,000,000	City of Columbus Sewer Revenue, 5.00%, 6/1/23, (Callable 12/1/17 @ 100)	0	0	1,062,900	1,062,900
2,000,000	0		2,000,000	Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007P), 5.00%, 1/1/2017	2,188,160	0	0	2,188,160
0	915,000	1,500,000	2,415,000	County of Cuyahoga Capital Improvements, GO, 5.25%, 12/1/18, (Callable 12/1/14 @ 100)	0	995,630	1,632,180	2,627,810
1,000,000	0	0	1,000,000	Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.00% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.10%), 7/1/2026	942,020	0	0	942,020
0	990,000	0	990,000	Housing Finance Agency, Residential Mortgage, AMT, FNMA-GNMA, 3.55%,3/1/10	0	996,781	0	996,781
0	995,000	0	995,000	Housing Finance Agency, Residential Mortgage, AMT, FNMA-GNMA, 3.70%, 3/1/11	0	994,413	0	994,413
0	500,000	0	500,000	Housing Finance Agency, Residential Mortgage, AMT, FNMA-GNMA, 4.00%,3/1/14	0	495,675	0	495,675
3,195,000	0	0	3,195,000	Lucas County, OH HDA, Hospital Refunding Revenue Bonds (Series 1996), 5.50% (ProMedica Healthcare Obligated Group)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 11/15/2008	3,234,139	0	0	3,234,139
1,000,000	0	0	1,000,000	Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives)/(United States Treasury PRF 9/1/2011@100), 9/1/2016	1,084,310	0	0	1,084,310
1,000,000	0	0	1,000,000	Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (College of Wooster), 9/1/2020	1,037,660	0	0	1,037,660
0	435,000	0	435,000	State Economic Enterprise, Series 3, AMT, 4.08%, 6/1/13	0	442,191	0	442,191
0	1,000,000	0	1,000,000	State of Ohio, Series 2007 1, FSA, 4.00%, 6/15/14	0	1,040,210	0	1,040,210
0	0	1,000,000	1,000,000	State of Ohio, Common Schools, Series D, GO, 5.50%, 9/15/19	0	0	1,141,890	1,141,890
				Total	8,486,289	5,793,114	3,836,970	18,116,373
Oklahoma –0.4%
0	445,000	0	445,000	Housing Finance Agency, Single Family Housing, AMT, FNMA-FHLMC-GNMA, 4.25%, 9/1/25, (Callable 9/1/15 @ 100)	0	441,743	0	441,743
0	0	770,000	770,000	Tulsa International Airport, Improvement Trust, Series B, AMT, FGIC, 5.50%, 6/1/10	0	0	785,131	785,131
				Total	0	441,743	785,131	1,226,874
Oregon –0.9%
0	1,775,000	0	1,775,000	State Department of Transportation, Series A, 5.25%, 11/15/16, (Prerefunded 11/15/14 @ 100)	0	1,986,527	0	1,986,527
0	0	1,000,000	1,000,000	Sunrise Water Authority, FSA, 5.25%, 3/1/24, (Callable 3/1/14 @ 100)	0	0	1,060,860	1,060,860
				Total	0	1,986,527	1,060,860	3,047,387
Pennsylvania –7.5%
1,725,000	0	0	1,725,000	Allegheny County, PA, HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2018	1,785,065	0	0	1,785,065
1,680,000	0	0	1,680,000	Allegheny County, PA, UT GO Bonds (Series C-61), 4.00% (Assured Guaranty Corp. INS), 12/1/2016	1,723,512	0	0	1,723,512
0	1,000,000	0	1,000,000	Allegheny County Airport Authority, AMT, FGIC, 5.00%, 1/1/16	0	999,340	0	999,340
0	1,000,000	0	1,000,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, 5.00%, 9/1/17	0	1,052,080	0	1,052,080
0	0	1,000,000	1,000,000	Central Dauphin School District, GO, MBIA, 6.75%, 2/1/24, (Prerefunded 2/1/16 @ 100)	0	0	1,219,620	1,219,620
2,550,000	0	0	2,550,000	(1)(2)Geisinger Authority, PA Health System, DRIVERs (Series 1834), 3.6118% (Geisinger Health System), 2/1/2015	1,387,965	0	0	1,387,965
0	250,000	0	250,000	Higher Educational Facilties Authority, Widener University, 3.60%, 7/15/11	0	250,578	0	250,578
0	405,000	0	405,000	Higher Educational Facilties Authority, Widener University, 3.75%, 7/15/12	0	404,680	0	404,680
0	0	1,000,000	1,000,000	Lancaster Higher Education Authority, Franklin and Marshall College, 5.00%, 4/15/25, (Callable 4/15/16 @ 100)	0	0	1,022,780	1,022,780
0	1,175,000	0	1,175,000	Lehigh Northampton Airport Authority, AMT, MBIA, 5.00%, 1/1/19, (Callable 1/1/15 @ 100)	0	1,200,027	0	1,200,027
1,000,000	0	0	1,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.25% (FGIC INS), 6/15/2015	1,021,240	0	0	1,021,240
1,210,000	0	0	1,210,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2012	1,289,243	0	0	1,289,243
1,200,000	0	0	1,200,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2015	1,220,520	0	0	1,220,520
500,000	0	0	500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.50% (Philadelphia University), 6/1/2020	509,715	0	0	509,715
5,000,000	0	0	5,000,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012	5,055,800	0	0	5,055,800
2,000,000	0	0	2,000,000	Philadelphia, PA, Refunding UT GO Bonds (Series 2007A), 5.00% (FSA INS), 8/1/2019	2,148,660	0	0	2,148,660
415,000	0	0	415,000	Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA), 12/1/2012	448,316	0	0	448,316
1,190,000	0	0	1,190,000	Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101), 12/1/2012	1,320,103	0	0	1,320,103
0	0	430,000	430,000	State Higher Educational Facilties Authority, Widner University, 3.85%, 7/15/13	0	0	428,998	428,998
				Total	17,910,139	3,906,705	2,671,398	24,488,242
Puerto Rico – 2.0%
0	1,000,000	0	1,000,000	Commonwealth of Puerto Rico, Series A, GO, 5.25%, 7/1/22, (Callable 7/1/16 @ 100)	0	1,013,750	0	1,013,750
0	2,000,000	1,000,000	3,000,000	Commonwealth of Puerto Rico, Series A, GO, 5.00%, 7/1/30, (Mandatory Put 7/1/12 @ 100)	0	2,005,760	1,002,880	3,008,640
0	1,500,000	0	1,500,000	Government Development Bank, Series C, AMT, GO, 5.25%, 1/1/15	0	1,545,285	0	1,545,285
0	0	1,000,000	1,000,000	Public Buildings Authority, Series I, 5.50%, 7/1/23, (Prerefunded 7/1/14 @ 100) (Callable 7/1/14 @ 100)	0	0	1,106,270	1,106,270
				Total	0	4,564,795	2,109,150	6,673,945
Rhode Island – 0.2%
625,000	0	0	625,000	Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation Series), 5.75% (Providence Place Mall Project)/(Radian Asset Assurance INS), 7/1/2010	644,075	0	0	644,075

South Carolina – 0.9%
0	890,000	0	890,000	Anderson County School District No 2, Series B, GO, 6.00%, 3/1/13, (Prerefunded 3/1/10 @ 101)	0	953,626	0	953,626
2,000,000	0	0	2,000,000	South Carolina Jobs-EDA, Hospital Revenue Bonds (Series 2007A), 5.00% (Care Alliance Health Services d/b/a Roper St. Francis Healthcare)/(FSA INS), 8/15/2016	2,133,320	0	0	2,133,320
				Total	2,133,320	953,626	0	3,086,946
Tennessee – 1.8%
500,000	0	0	500,000	Clarksville, TN Natural Gas Acquisition Corp., Gas Revenue Bonds (Series 2006), 5.00%, 12/15/2021	461,980	0	0	461,980
0	1,100,000	0	1,100,000	Housing Development Agency, Series A, 4.00%, 7/1/10	0	1,108,701	0	1,108,701
0	2,570,000	0	2,570,000	Metropolitan Nashville Airport Authority, Series C, AMT, FGIC, 5.38%, 7/1/14, (Callable 7/1/08 @ 102)	0	2,622,659	0	2,622,659
500,000	0	0	500,000	Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2011	550,630	0	0	550,630
1,000,000	0	0	1,000,000	Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2012	1,120,440	0	0	1,120,440
				Total	2,133,050	3,731,360	0	5,864,410
Texas – 5.9%
1,000,000	0	0	1,000,000	Bell County, TX HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013	1,032,440	0	0	1,032,440
0	2,000,000	0	2,000,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, AMT, XLCA, 5.00%, 11/1/15, (Callable 11/1/09 @ 100)	0	2,007,180	0	2,007,180
0	1,500,000	0	1,500,000	Lower Colorado River Authority, Revenue Bonds, 5.75%, 5/15/28	0	1,580,580	0	1,580,580
2,000,000	0	0	2,000,000	North Central Texas HFDC, Hospital Refunding Revenue Bonds (Series 2002), 5.50% (Children’s Medical Center of Dallas)/(AMBAC INS), 8/15/2017	2,122,280	0	0	2,122,280
0	1,000,000	0	1,000,000	North Texas Tollway Authority, Series A, 6.00%, 1/1/23	0	1,085,610	0	1,085,610
335,000	0	0	335,000	Sabine River Authority, TX, PCR Refunding Bonds (Series 2006), 4.95% (Southwestern Electric Power Co.)/(MBIA Insurance Corp. INS), 3/1/2018	337,348	0	0	337,348
1,000,000	0	0	1,000,000	San Antonio, TX Water System, Refunding Revenue Bonds (Series 2002), 5.50% (FSA INS), 5/15/2016	1,080,180	0	0	1,080,180
2,505,000	0	0	2,505,000	San Antonio, TX, Tax & Revenue Certificates of Obligation (Series 2007), 5.00%, 8/1/2019	2,713,166	0	0	2,713,166
0	1,000,000	0	1,000,000	Spring Independent School District, Series A, GO, PSF, W/I, 5.00%, 8/15/16	0	1,100,050	0	1,100,050
0	0	1,000,000	1,000,000	State Public Finance Authority, Series A, ACA, 5.00%, 2/15/28, (Callable 2/15/14 @ 100)	0	0	857,390	857,390
2,500,000	0	0	2,500,000	Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien Gas Supply Revenue Bonds (Series 2006B), 2.576%, 12/15/2026	1,875,000	0	0	1,875,000
0	500,000	0	500,000	Texas Municipal Power Agency, AMBAC, 4.00%, 9/1/12, (Callable 3/3/08 @ 100)	0	500,320	0	500,320
2,000,000	0	0	2,000,000	Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2025	2,055,100	0	0	2,055,100
0	1,000,000	0	1,000,000	White Settlement Independent School District, GO, PSF, 4.50%, 8/15/15	0	755,170	0	755,170
				Total	11,215,514	7,028,910	857,390	19,101,814
Utah – 1.0%
1,000,000	0	0	1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2020	1,040,400	0	0	1,040,400
1,050,000	0	0	1,050,000	Salt Lake County, UT Municipal Building Authority, Refunding Revenue Bonds (Series 2001), 5.20% (United States Treasury PRF 10/15/2011@100)/(Original Issue Yield: 5.33%), 10/15/2020	1,131,711	0	0	1,131,711
1,000,000	0	0	1,000,000	Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,031,060	0	0	1,031,060
				Total	3,203,171	0	0	3,203,171
Virginia – 1.6%
0	2,000,000	0	2,000,000	City of Richmond, FGIC, GO, 5.38%, 7/15/13, (Prerefunded 7/15/11 @ 101)	0	2,178,980	0	2,178,980
2,000,000	0	0	2,000,000	Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 5.50% (Convention Center Expansion Project), 6/15/2008	2,002,600	0	0	2,002,600
1,000,000	0	0	1,000,000	Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.25% (United States Treasury PRF 6/1/2012@100)/(Original Issue Yield: 5.301%), 6/1/2019	1,059,390	0	0	1,059,390
				Total	3,061,990	2,178,980	0	5,240,970
Washington – 2.9%
1,000,000	0	0	1,000,000	Clark County, WA School District No. 114 Evergreen, UT GO Refunding Bonds (Series 1999), 5.25%, 6/1/2015	1,032,420	0	0	1,032,420
0	2,485,000	0	2,485,000	Grant County Public Utility District No 2 Priest Rapids, Series H, FSA, 5.00%, 1/1/11	0	2,623,663	0	2,623,663
0	2,000,000	0	2,000,000	King County School District No 415 Kent, Series A, GO, 5.55%, 12/1/11	0	2,175,480	0	2,175,480
0	0	1,000,000	1,000,000	Metropolitan Park District of Tacoma, GO, FGIC, 5.00%, 12/1/22, (Callable 12/1/15 @ 100)	0	0	1,036,650	1,036,650
2,000,000	0	0	2,000,000	North Thurston, WA Public Schools, UT GO Bonds (Series 2007), 5.00% (MBIA Insurance Corp. INS), 12/1/2021	2,129,300	0	0	2,129,300
0	425,000	0	425,000	Yakima County, AMBAC, GO, 5.25%, 12/1/16, (Callable 12/1/12 @ 100)	0	452,213	0	452,213
					3,161,720	5,251,356	1,036,650	9,449,726

Wisconsin – 1.2%
1,000,000	0	0	1,000,000	Milwaukee County, WI, (Series A), 5.00%, 10/1/2016	1,055,900	0	0	1,055,900
1,000,000	0	0	1,000,000	Sheboygan, WI, PCR Refunding Bonds (Series 2006B), 5.00% (Wisconsin Power & Light Co.)/(FGIC INS), 9/1/2015	1,007,610	0	0	1,007,610
980,000	0	0	980,000	Wisconsin State HEFA, Refunding Revenue Bonds, 6.00% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101), 8/15/2014	1,091,906	0	0	1,091,906
1,000,000	0	0	1,000,000	Wisconsin State HEFA, Revenue Bonds (Series 2005), 5.10% (Vernon Memorial Healthcare, Inc.)/(Original Issue Yield: 5.15%), 3/1/2025	911,530	0	0	911,530
				Total	4,066,946	0	0	4,066,946
				Total Municipal Bonds (identified cost $319,473,923)	146,904,466	130,513,428	41,605,962	319,023,856
SHORT-TERM MUNICIPALS – 3.2%(3)
Alaska – 0.5%
1,500,000	0	0	1,500,000	Valdez, AK Marine Terminal, (Series 2003A) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(GTD by BP PLC), 1.300%, 6/2/2008	1,500,000	0	0	1,500,000

Illinois – 0.2%
0	610,000	0	610,000	Lake Zurich Rose Road LLC Project, AMT, 2.60%, 6/1/08, (LOC: JP Morgan, Inc.)	0	610,000	0	610,000

Indiana – 0.0%
0	0	140,000	140,000	Bloomington, Bloomington Square Project, 3.10%, 6/1/2008 (LOC: JP Morgan, Inc.)	0	0	140,000	140,000

Kentucky – 0.1%
0	0	185,000	185,000	Shelby County Lease Program, Series A, 1.40%, 5/1/08, (LOC: U.S. Bank NA)	0	0	185,000	185,000
Michigan – 0.3%
0	1,000,000	0	1,000,000	Michigan Technical University, Series A, AMBAC, 5.00%, 6/6/08	0	1,000,000	0	1,000,000

Missouri – 0.8%
2,600,000	0	0	2,600,000	University of Missouri, (Series 2000) Daily VRDNs, 1.400%, 6/2/2008	2,600,000	0	0	2,600,000

Utah – 0.7%
2,500,000	0	0	2,500,000	Weber County, UT, (Series 20000C) Daily VRDNs (IHC Health Services, Inc.), 1.400%, 6/2/2008	2,500,000	0	0	2,500,000

Virginia – 0.6%
1,900,000	0	0	1,900,000	Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 1.300%, 6/2/2008	1,900,000	0	0	1,900,000
				Total Short Term Investments (at cost)	8,500,000	1,610,000	325,000	10,435,000
MONEY MARKETS – 1.4%
0	111	111	222	AIM TFIT Tax-Free Cash Reserve Portfolio, Class C	0	111	111	222
0	3,402,386	807,062	4,209,448	Dreyfus Tax Exempt Cash Management	0	3,402,386	807,062	4,209,448
0	23,291	19,188	42,479	Goldman Sachs Financial Square Tax-Free Money Market Fund	0	23,291	19,188	42,479
0	81	339,523	339,604	Merrill Lynch Institutional Tax-Exempt Fund	0	81	339,523	339,604
				Total Money Markets (at cost)	0	3,425,869	1,165,884	4,591,753
				Total Investments –102.3% (identified cost $331,556,395)	155,404,466	135,549,297	43,096,846	334,050,609
				Other Assets and Liabilities – (2.3)%(4)	(8,627,955)	205,306	756,233	(7,666,416)
				Total Net Assets – 100.0%	$146,776,511	$135,754,603	$43,853,079	$326,384,193

(1) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  At May 31, 2008, this restricted security amounted to $1,387,965 which represented 0.4% of total net assets.

(2) Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.  At May 31, 2008, this liquid restricted security amounted to $1,387,965 which represented 0.4% of total net assets.

(3) Current rate and next reset date shown for Variable Rate Demand Notes.

(4) Assets, other than investments in securities, less liabilities.  See Statement of Assets and Liabilities.

Note:  The categories of investments are shown as a percentage of total net assets ($326,384,193) at May 31, 2008.

The following acronym is used throughout this portfolio:
ACA	—American Capital Access Holding, Ltd.
AMBAC	—American Municipal Bond Assurance Corporation
AMT	—Alternative Minimum Tax Paper
COL	—Collateralized
COPs	—Certificates of Participation
DRIVERs	—Derivative Inverse Tax-Exempt Receipts
EDA	—Economic Development Authority
ETM	—Escrowed to Maturity
FGIC	—Financial Guaranty Insurance Company
FHLMC	—Federal Home Loan Mortgage Corporation
FSA	—Financial Security Assurance
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Prerefunded
SFM	—Single Family Mortgage
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
W/I	—When Issued

(See Notes to Pro Forma Financial Statements)

Federated Intermediate Municipal Trust
Fifth Third Intermediate Municipal Bond Fund
Fifth Third Municipal Bond Fund
Pro Forma Combining Statements of Assets & Liabilities
May 31, 2008 (unaudited)

	Federated	Fifth Third
	Intermediate	Intermediate		Fifth Third
	Municipal	Municipal		Municipal	Pro Forma		Proforma
	Trust	Bond Fund		Bond Fund	Adjustment		Combined
Assets:
Investments in securities, at value	$155,404,466	$135,549,297		$43,096,846	$0		$334,050,609
Cash	3,793	0		0	0		3,793
Income receivable	1,924,733	1,934,794		693,817	0		4,553,344
Receivable for investments sold	160,000	0		0	0		160,000
Receivable for shares sold	35,082	0		142,860	0		177,942
Prepaid expenses	0	16,250		10,599	0		26,849
Total assets	157,528,074	137,500,341		43,944,122	0		338,972,537
Liabilities:
Payable for investments purchased	9,999,445	1,576,770		0	0		11,576,215
Payable for shares redeemed	348,271	7,482		35,572	0		391,325
Income distribution payable	325,510	0		0	0		325,510
Payable to Advisor and affiliates	0	103,489		24,341	0		127,830
Payable for Directors’/Trustees fees	403	3,097		1,627	0		5,127
Payable for distribution and administrative services fee	0	24,269		2,922	0		27,191
Payable for shareholder services fees	22,265	0		0	0		22,265
Accrued expenses	55,669	30,631		26,581	0		112,881
Total liabilities	10,751,563	1,745,738		91,043	0		12,588,344
Net Assets	$146,776,511	$135,754,603		$43,853,079	$0		$326,384,193
Net Assets Consist of:
Paid-in capital	$155,035,886	$132,714,501		$42,885,520	$0		$330,635,907
Net unrealized appreciation (depreciation) of investments	(958,725)	2,662,476		790,463	0		2,494,214
Accumulated net realized gain (loss) on investments	(7,300,542)	330,018		94,553	0		(6,875,971)
Undistributed (distributions in excess of ) net investment income	(108)	47,608		82,543	0		130,043
Total Net Assets	$146,776,511	$135,754,603		$43,853,079	$0		$326,384,193
Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$0	$1,737,420		$1,144,977	$(2,882,397)	(a)	$0
Class B Shares	$0	$370,851		$632,577	$(1,003,428)	(a)	$0
Class C Shares	$0	$98,521		$29,403	$(127,924)	(a)	$0
Institutional Shares	$120,196,324	$133,547,811		$42,046,122	$4,013,749		$299,804,006
Class Y Shares	$26,580,187	$0		$0	$0		$26,580,187
Shares Outstanding
Class A Shares	0	173,406		122,410	(295,816)	(a)	0
Class B Shares	0	37,048		68,189	(105,237)	(a)	0
Class C Shares	0	9,842		3,161	(13,003)	(a)	0
Institutional Shares	12,386,007	13,336,063		4,516,946	663,247	(a)	30,902,263
Class Y Shares	2,739,131	0		0	0		2,739,131
Net Asset Value Per Share
Class A Shares	N/A	$10.02		$9.35	0		N/A
Class B Shares	N/A	$10.01		$9.28	0		N/A
Class C Shares	N/A	$10.01		$9.30	0		N/A
Institutional Shares	$9.70	$10.01		$9.31	0		$9.70
Class Y Shares	$9.70	N/A		N/A	0		$9.70
Offering Price Per Share
Class A Shares	N/A	$10.38	(b)	$9.82(e)	0		N/A
Class B Shares	N/A	$10.01		$9.28	0		N/A
Class C Shares	N/A	$10.01		$9.30	0		N/A
Institutional Shares	$9.70	$10.01		$9.31	0		$9.70
Class Y Shares	$9.70	N/A		N/A	0		$9.70
Redemption Proceeds Per Share
Class A Shares	N/A	$10.02		$9.35	0		N/A
Class B Shares	N/A	$9.51	(c)	$8.82(c)	0		N/A
Class C Shares	N/A	$9.91	(d)	$9.21(d)	0		N/A
Institutional Shares	$9.70	$10.01		$9.31	0		$9.70
Class Y Shares	$9.70	N/A		N/A	0		$9.70

Investments, at identified cost	$156,363,191	$132,886,821		$42,306,383	$0		$331,556,395

(a)	Adjustment to reflect share balance as a result of the combination.
(b)	Computation of offering price per share: 100/96.50 of net asset value.
(c)	Computation of redemption price per share: 95.00/100 of net asset value.
(d)	Computation of redemption price per share: 99.00/100 of net asset value.
(e)	Computation of offering price per share: 100/95.25 of net asset value.

(See Notes to Pro Forma Financial Statements)

Federated Intermediate Municipal Trust
Fifth Third Intermediate Municipal Bond Fund
Fifth Third Municipal Bond Fund
Pro Forma Combining Statements of Operations
Year Ended May 31, 2008 (unaudited)

	Federated	Fifth Third
	Intermediate	Intermediate	Fifth Third
	Municipal	Municipal	Municipal	Pro Forma		Pro Forma
	Trust	Bond Fund	Bond Fund	Adjustment		Combined
Investment Income:
Dividends	$0	$61,107	$16,201			$77,308
Interest	7,480,174	6,184,748	1,949,880			15,614,802
	7,480,174	6,245,855	1,966,081			15,692,110

Expenses:
Investment adviser fee	634,623	803,759	243,208	(285,536)	(a)	1,396,054
Administrative personnel and services fee	190,000	252,803	76,790	(246,665)	(b)	272,928
Custodian fees	6,463	14,248	11,564	(16,332)	(c)	15,943
Transfer and dividend disbursing agent fees and expenses	40,632	41,840	27,755	(13,727)	(d)	96,500
Directors'/Trustees' fees	14,381	13,061	3,542	(5,984)	(e)	25,000
Auditing fees	22,200	0	0	0		22,200
Legal fees	15,891	0	0	1,014	(f)	16,905
Portfolio accounting fees	72,164	48,893	48,723	(55,970)	(g)	113,810
Distribution services fee – Class A Shares	0	5,341	2,762	(8,103)	(h)	0
Distribution services fee – Class B Shares	0	2,601	6,423	(9,024)	(h)	0
Distribution services fee – Class C Shares	0	1,102	300	(1,402)	(h)	0
Shareholder services fee – Institutional Shares	230,651	0	0	10,803	(i)	241,454
Account administration fee – Institutional Shares	23,353	0	0	1,094	(j)	24,447
Administrative servicing fee – Class C Shares	0	35	100	(135)	(k)	0
Share registration costs	36,155	46,647	34,237	(70,329)	(l)	46,710
Printing and postage	25,716	0	0	6,175	(m)	31,891
Insurance premiums	5,161	0	0	589	(n)	5,750
Interest and trust expense	14,822	0	0	0		14,822
Miscellaneous	9,137	54,570	36,881	(85,588)	(o)	15,000
Total expenses	1,341,349	1,284,900	492,285	(779,120)		2,339,414
Waivers, Reimbursement and Reductions:
Waiver of investment adviser fee	(444,367)	0	0	(313,341)	(p)	(757,708)
Waiver/reimbursement from Advisor and/or affiliates	0	(308,909)	(210,953)	519,862	(q)	0
Waiver of administrative personnel and services fee	(33,414)	0	0	26,085	(r)	(7,329)
Waiver of distribution services fee – Class A Shares and Class B Shares	0	(2,524)	0	2,524	(s)	0
Reimbursement of shareholder services fee – Institutional Shares	(25,768)	0	0	(1,207)	(t)	(26,975)
Reduction of custodian fees	(379)	0	0	0		(379)
Total Waivers, Reimbursement and Reduction	(503,928)	(311,433)	(210,953)	233,923		(792,391)
Net expenses	837,421	973,467	281,332	(545,197)		1,547,023
Net investment income	6,642,753	5,272,388	1,684,749	545,197		14,145,087
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5,216,787)	55,637	57,135			(5,104,015)
Net change in unrealized appreciation/depreciation of investments	(2,943,555)	828,569	(79,492)			(2,194,478)
Net realized and unrealized gain on investments	(8,160,342)	884,206	(22,357)			(7,298,493)
Change in net assets resulting from operations	$(1,517,589)	$6,156,594	$1,662,392	$545,197		$6,846,594
(See Notes to Pro Forma Financial Statements)

Federated Intermediate Municipal Trust
Fifth Third Intermediate Municipal Bond Fund
Fifth Third Municipal Bond Fund
Notes to Pro Forma Financial Statements
For the Year Ended May 31, 2008 (unaudited)

Note 1. Description of the Fund

Federated Intermediate Municipal Trust (the “Federated Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company.  For the purposes of these Pro Forma Financial Statements, the financial information covers the period from June 1, 2007 to May 31, 2008.  The Federated Fund consists of two classes of shares: Class A Shares and Class Y Shares.

Fifth Third Intermediate Municipal Bond Fund  and Fifth Third Municipal Bond Fund ( collectively, the “Fifth Third Funds”) are each series of Fifth Third Funds and are registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company.  The Fifth Third Funds  consist of four classes of shares:  Class A Shares, Class B Shares, Class C Shares and Institutional Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Federated Fund and the Fifth Third Funds (individually referred to as the “Fund”, or collectively as the “Funds”), for the year ended May 31, 2008.  These statements have been derived from the books and records utilized in calculating daily net asset values at May 31, 2008.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Federated Fund and the Fifth Third Funds which have been incorporated by reference in the Statement of Additional Information.  The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of the Fifth Third Funds for Institutional Shares of the Federated Fund.  Under generally accepted accounting principles, the Federated Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended May 31, 2008, the Federated Fund and each Fifth Third Fund paid investment advisory fees computed at the annual rate of 0.40% and 0.55%, respectively as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investors, Inc. and Fifth Third Asset Management, Inc. and their affiliates.

Note 3. Portfolio Valuation

For the Federated Fund:
Investment Valuation
In calculating its net asset value (NAV), each Fund generally values investments as follows:
■ Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees
(the “Trustees”).
■ Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds are valued based upon their reported NAVs.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

For the Fifth Third Funds:
Investment Valuation
Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADR”), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price (“NOCP”), if applicable. Securities in International Equity listed or traded on non-domestic exchanges are valued at the closing price on the exchanges on which they trade. Corporate debt securities and debt securities of U.S. government issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued at fair value on the basis of the closing bid as supplied by an independent pricing service approved by the Board of Trustees (“Trustees”) or valuations provided by dealers. Short-term investments maturing in 60 days or less are valued at either amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Investments in open-end investment companies are valued at net asset value as reported by such investment companies.
Investments for which such quotations are not readily available, or quotations which appear suspect, are valued at fair value as determined in good faith by the investment adviser’s Pricing Committee under the direction of the Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Institutional Shares net asset value per share assumes the issuance of 13,995,320 Institutional Shares of the Federated  Fund in exchange for 173,406 Class A Shares, 37,048 Class B Shares,  9,842 Class C Shares and 13,336,063 Institutional Shares of the Fifth Third Intermediate Municipal Bond Fund which would have been outstanding at May 31,  2008 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.  In addition, the Pro Forma Institutional Shares net asset value per share assumes the issuance of 4,520,936 Institutional Shares of the Federated  Fund in exchange for 122,410 Class A Shares, 68,189 Class B Shares,  3,161 Class C Shares and 4,516,946 Institutional Shares of the Fifth Third Intermediate Municipal Bond Fund which would have been outstanding at May 31,  2008 in connection with the proposed reorganization, assuming the three Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Federated InterContinental Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

The proposed acquisition would result in a tax-free transfer of assets from the Fifth Third Funds to the Federated Fund.  The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Note 6. Pro Forma Adjustments

(a)  Federated Investment Management Company is the Federated Fund’s investment adviser (the “Adviser”).  The advisory agreement between the Federated Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets.  Fifth Third Asset Management, Inc. (FTAM) is the Fifth Third Funds’ investment adviser.  The advisory agreement between the Fifth Third Funds and the Adviser provides for an annual fee equal to 0.55% of each Fund’s average daily net assets.

An adjustment to the combined investment adviser fee reflects the fee structure of the Federated Fund on the average daily net assets of the Federated Fund Pro Forma Combined.

(b)  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Federated Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.  FTAM is the Fifth Third Funds’ administrator.  The fee paid to FTAM is based on the average aggregate daily net assets of the Fifth Third Funds, subject to an annual $20,000 minimum fee.  An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Fund on the average daily net assets of Federated Fund Pro Forma Combined.

(c)  Adjustment to reflect custodian fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from the combining of three Funds into one.

(d)  Adjustment to reflect transfer and dividend disbursing agent fees and expenses based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining three Funds into one.

(e)  Adjustment to reflect directors’/trustees’ fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining three Funds into one.

(f)  Adjustment to reflect legal fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund.  The Fifth Third Funds did not historically break out legal fees separately.

(g)  Adjustment to reflect portfolio accounting fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining three Funds into one.

(h)  The Fifth Third Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. FTAM Funds Distributor, Inc. is the Fund’s distributor/principal underwriter (the “Distributor”). Under the terms of the Plan, the Fund will compensate the Distributor from the net assets of the Fund’s Class A, Class B and Class C shares to finance activities intended to result in the sales of the Fund’s shares. The Plan provides that the Fund will incur fees accrued daily and paid monthly to the Distributor at annual rates up to that shown below based on average daily net assets of the respective classes in the Plan. The Distributor has voluntarily agreed to limit the expenses of the Fund’s Class B Shares by way of waiving a portion of the Distribution and/or Servicing Fee.  The Distribution/Servicing Fee for the Fifth Third Funds is 0.25%, 1.00% and 0.75% for Class A Shares, Class B Shares and Class C Shares based on the average daily net assets of each class.  The Distributor has agreed to waive 0.75% of its fee for Class B Shares for the Fifth Third Intermediate Municipal Bond Fund.  Adjustment to reflect the distribution services fee structure of the Federated Fund Pro Forma Combined.  The Federated Fund does not charge a distribution services fee for Institutional Shares.

(i)  Under the terms of a Shareholder Services Agreement, the Federated Fund may pay fees up to 0.25% of the average daily net assets of Fund’s Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC).  Adjustment is to apply the expense structure of the Federated Fund to the average daily net assets of Federated Fund Pro Forma Combined.  Adjustment to reflect the shareholder services fee structure of the Federated Fund Pro Forma Combined.

(j)  Adjustment to account administration fee based upon the current expense structure for the Federated Fund Pro Forma Combined.

(k)  The Fifth Third Funds have an Administrative Servicing Agreement with the Distributor with respect to the Class C Shares.  Under the Agreement, certain administrative services, including those relating to the maintenance of shareholder accounts, were provided to these shareholders during the year.  The Distributor receives fees of up to 0.25% for Class C Shares based on the average daily net assets of that class.   Adjustment to reflect the administrative services fee structure of the Federated Fund Pro Forma Combined.  The Federated Fund does not charge an administrative services fee.

(l) Adjustment to share registration costs based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining three Funds into one.

(m)  Adjustment to printing and postage based upon the current expense structure for the Federated Fund Pro Forma Combined Fund.  The Fifth Third Funds did not historically break out printing and postage fees separately.

(n)  Adjustment to insurance premiums based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining three Funds into one.

(o)  Adjustment to miscellaneous expense based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining three Funds into one.

(p)  Each Fund’s Adviser may voluntarily choose to waive any portion of its fee.  This voluntary waiver can be terminated at any time.  Adjustment reflects the fee structure of the Federated Fund on the average daily net assets of Federated Fund Pro Forma Combined.

(q)  Adjustment reflects the fee structure of the Federated Fund on the average daily net assets of Federated Fund Pro Forma Combined.  The Federated Fund does not combine waivers and/or reimbursements by affiliates.

(r)  Adjustment to reflect the voluntary waiver of administrative personnel and services fees for the Federated Fund Pro Forma Combined Fund.

(s)  Adjustment to reflect elimination of waiver of distribution services fee for Class A Shares and Class B Shares since these classes are not available in the Federated Fund Pro Forma Combined.

(t)  Adjustment reflects the voluntary reimbursement of distribution services fee for Institutional Shares for the Federated Fund Pro Forma Combined.

PRO FORMA FINANCIAL STATEMENTS FOR THE PERIOD ENDED MAY 31, 2008 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Intermediate Municipal Trust, Fifth Third Municipal Bond Fund (individually referred to as the “Fund” or collectively as the “Funds”), for the year ended May 31, 2008.  For the purposes of these Pro Forma Financial Statements, the financial information covers the period from June 1, 2007 to May 31, 2008.  These statements have been derived from the books and records utilized in calculating daily net asset values at May 31, 2008.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of Fifth Third Municipal Bond Fund for Institutional Shares of Federated Intermediate Municipal Trust. Under generally accepted accounting principles, Federated Intermediate Municipal Trust will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

Federated Intermediate Municipal Trust
Fifth Third Municipal Bond Fund
Pro Forma Combining Portfolio of Investments
May 31, 2008 (unaudited)

Federated Intermediate Municipal Trust	Fifth Third Municipal Bond Fund	Pro Forma Combined		Federated Intermediate Municipal Trust	Fifth Third Municipal Bond Fund	Pro Forma Combined

Principal Amount or Shares				Value
MUNICIPAL BONDS – 98.9%
Alabama –1.6%
$1,000,000	$0	$1,000,000	Alabama State public School & College Authority, Refunding Revenue Bonds (Series 1998), 5.125% (FSA INS), 11/1/2014	$1,025,100	$0	$1,025,100
1,000,000	0	1,000,000	Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series2005A), 5.25% (Baptist Health System of Birmingham), 11/15/2020	976,760	0	976,760
1,000,000	0	1,000,000	Courtland, AL IDB, Environmental Improvement Refunding Revenue Bonds, 5.00% (International Paper Co.), 11/1/2013	1,002,310	0	1,002,310
			Total	3,004,170	0	3,004,170
Arizona –2.0%
750,000	0	750,000	Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 5.00% (Blood Systems, Inc.), 4/1/2019	755,610	0	755,610
0	600,000	600,000	Mesa Street and Highway, FSA, 5.25%, 7/1/2023	0	666,264	666,264
1,420,000	0	1,420,000	Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance INS), 12/1/2025	1,430,593	0	1,430,593
0	1,000,000	1,000,000	Tucson Water, MBIA, 4.25%, 7/1/2021, (Callable 7/1/2016 @ 100)	0	1,003,370	1,003,370
			Total	2,186,203	1,669,634	3,855,837

Arkansas –0.8%
1,000,000	0	1,000,000	Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	965,530	0	965,530
535,000	0	535,500	Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	516,601	0	516,601
			Total	1,482,131	0	1,482,131
California –7.0%
290,000	0	290,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	302,514	0	302,514
0	265,000	265,000	California Polytechnical Pomona Foundation, Inc., MBIA, 5.50%, 2/1/2020, (Prerefunded 2/1/2011 @ 101)	0	287,294	287,294
1,000,000	0	1,000,000	California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2021	1,079,210	0	1,079,210
0	1,000,000	1,000,000	California State Department of Water Resources, Central Valley Project, Series AE, W/A, 5.00%, 12/1/2028, (Callable 6/1/2018 @ 100)	0	1,043,970	1,043,970
0	1,020,000	1,020,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series F, FGIC, 5.25%, 11/1/2019	0	1,124,030	1,124,030
3,000,000	0	3,000,000	California State, UT GO Bonds (Series 2008), 5.00%, 4/1/2016	3,223,950	0	3,223,950
0	1,000,000	1,000,000	La Canada Unified School District, Series A, GO, MBIA, 5.50%, 8/1/2024 (Callable 8/1/2014 @ 100)	0	1,074,890	1,074,890
0	1,000,000	1,000,000	Los Angeles, Unified School District, Series A-2, GO, FGIC, 4.50%, 7/1/2022, (Callable 7/1/2017 @ 100)	0	1,005,150	1,005,150
0	1,000,000	1,000,000	Placentia-Yorba Linda Unified School District, Series B, GO, FGIC, 5.38%, 8/1/2022, (Callable 8/1/2014 @ 100)	0	1,060,890	1,060,890
2,000,000	0	2,000,000	Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025	1,878,960	0	1,878,960
0	250,000	250,000	Sacramento County Sanitation District, Series A, 6.00%, 12/1/2015, (Callable 12/1/2010 @ 101)	0	267,577	267,577
0	1,000,000	1,000,000	State of California, Variable Purpose, GO, 5.25%, 3/1/2038, (Callable 3/1/2018 @ 100)	0	1,025,220	1,025,220
			Total	6,484,634	6,889,021	13,373,655
Colorado –1.1%
20,000	0	20,000	Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%, 5/1/2017	20,326	0	20,326
1,000,000	0	1,000,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2016	1,029,900	0	1,029,900
0	1,000,000	1,000,000	Douglas County School District No Re-1, GO, FGIC, 5.75%, 12/15/2021 (Callable 12/15/2014 @ 100)	0	1,092,490	1,092,490
			Total	1,050,226	1,092,490	2,142,716
Connecticut –1.2%
2,240,000	0	2,240,000	Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.00% (Eastern Connecticut Health Network)/(Radian Asset Assurance INS), 7/1/2025	2,253,171	0	2,253,171
District of Columbia–1.0%
470,000	0	470,000	District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/(AMBAC INS), 10/1/2012	489,204	0	489,204
1,405,000	0	1,405,000	District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS), 10/1/2017	1,462,254	0	1,462,254
			Total	1,951,458	0	1,951,458
Florida –4.9%
2,000,000	0	2,000,000	Florida State Board of Education Capital Outlay, UT GO Bonds (Series 2006C), 5.00%, 6/1/2022	2,132,960	0	2,132,960
0	1,000,000	1,000,000	Orange County, FL Health Facilities Authority, 5.00% 12/1/2032	0	995,800	995,800
2,135,000	0	2,135,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2019	2,343,205	0	2,343,205
2,630,000	0	2,630,000	Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2019	2,829,906	0	2,829,906
0	1,010,000	1,010,000	Volusia County School Board, Series A, CP, FSA, 5.00%, 8/1/2019, (Callable 8/1/2015)	0	1,061,369	1,061,369
			Total	7,306,071	2,057,169	9,363,240
Georgia –2.3%
1,400,000	0	1,400,000	Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA Insurance Corp. INS), Mandatory Tender 4/1/2011	1,414,714	0	1,414,714
2,000,000	0	2,000,000	Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	1,990,960	0	1,990,960
940,000	0	940,000	Municipal Electric Authority of Georgia, Revenue Bonds, (Series Y), 6.40%, 1/1/2009	962,776	0	962,776
			Total	4,368,450	0	4,368,450
Illinois –4.8%
2,000,000	0	2,000,000	Chicago, IL Board of Education, UT GO Bonds (Series 2007D), 5.00% (FSA INS), 12/1/2021	2,129,300	0	2,129,300
300,000	0	300,000	Chicago, IL Metropolitan Water Reclamation District, UT GO Refunding Bonds, 5.20% (Original Issue Yield: 5.25%), 12/1/2013	308,817	0	308,817
0	500,000	500,000	Chicago, IL Metropolitan Water Reclamation District-Greater Chicago Capital Improvements, GO ETM, 7.25%, 12/1/2012	0	589,365	589,365
0	125,000	125,000	City of Chicago Single Family Mortgage, Series A, AMT, GNMA-FNMA 4.70%, 10/1/2017 (Callable 4/1/2009 @ 102)	0	124,533	124,533
1,000,000	0	1,000,000	Illinois Department Central Management Services, COPs, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 7/1/2013	1,036,840	0	1,036,840
0	1,000,000	1,000,000	Illinois Finance Authority, Children’s Memorial Hospital, Series A, W/I, 5.00%, 8/15/2041, (Callable 12/1/13 @ 100)	0	977,740	977,740
0	300,000	300,000	Illinois Finance Authority, Metropolis Project, 5.00%, 12/1/2014, (Callable 12/1/2013 @ 100)	0	314,358	314,358
1,000,000	0	1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2019	1,006,380	0	1,006,380
1,000,000	0	1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2007), 5.00% (University of Chicago), 7/1/2019	1,073,160	0	1,073,160
850,000	0	850,000	Illinois Finance Authority, Refunding Revenue Bonds (Series 2007), 5.00% (Loyola University), 7/1/2022	875,665	0	875,665
340,000	0	340,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.85%), 6/1/2010	354,688	0	354,688
0	300,000	300,000	State of Illinois, GO, FGIC, 5.88%, 10/1/2017 (Callable 10/1/2009 @ 100)	0	310,077	310,077
			Total	6,784,850	2,316,073	9,100,923
Indiana –3.8%
500,000	0	500,000	Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.) Mandatory Tender 12/2/2011	515,655	0	515,655
2,000,000	0	2,000,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Community Health Network)/(AMBAC INS), 5/1/2022	2,044,500	0	2,044,500
1,500,000	0	1,500,000	Indiana State Finance Authority (Environmental Improvement Bonds), Highway Refunding Revenue Bonds (Series 2007A), 4.50% (FGIC INS), 12/1/2021	1,519,155	0	1,519,155
2,960,000	0	2,960,000	Indianapolis, IN Gas Utility Distribution System, Second Lien Refunding Revenue Bonds (Series 2008C), 5.00% (Assured Guaranty Corp. INS), 6/1/2013	3,189,311	0	3,189,311
			Total	7,268,621	0	7,268,621
Iowa –1.7%
0	2,055,000	2,055,000	Iowa Finance Authority, Drake University Project, MBIA, 6.50%, 12/1/2011	0	2,228,442	2,228,442
1,000,000	0	1,000,000	Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2016	982,530	0	982,530
			Total	982,530	2,228,442	3,210,972
Kansas –1.0%
0	1,675,000	1,675,000	Geary County Unified School District No 475, GO, MBIA, 5.25%, 9/1/17, (Callable 9/1/15 @ 100)	0	1,842,986	1,842,986
25,000	0	25,000	Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50% (GNMA Home Mortgage Program COL), 12/1/2016	25,738	0	25,738
			Total	25,738	1,842,986	1,868,724
Kentucky –0.9%
1,800,000	0	1,800,000	Murray, KY, Hospital Facilities Refunding Revenue Bonds (Series 2007), 4.60% (Murray-Calloway County Public Hospital Corp.)/(Original Issue Yield: 4.65%), 8/1/2022	1,634,940	0	1,634,940
Louisiana –1.1%
1,000,000	0	1,000,000	De Soto Parish, LA Environmental Improvement Authority, PCRBs (Series 2002A), 5.00% (International Paper Co.), 10/1/2012	1,005,350	0	1,005,350
0	1,000,000	1,000,000	State Citizens Property Insurance Corp., Series B, AMBAC, 5.00%, 6/1/18, (Callable 6/1/16 @ 100)	0	1,023,140	1,023,140
			Total	1,005,350	1,023,140	2,028,490
Michigan –11.3%
1,000,000	0	1,000,000	Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	1,103,320	0	1,103,320
500,000	0	500,000	Delta County, MI Economic Development Corp., Environmental Improvement Refunding Revenue Bonds (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100), 4/15/2027	557,980	0	557,980
0	1,000,000	1,000,000	Detroit Water Supply System, Series A, FSA, 5.00%, 7/1/16	0	1,079,860	1,079,860
1,785,000	0	1,785,000	Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford International Airport), 1/1/2021	1,892,261	0	1,892,261
0	1,000,000	1,000,000	Michigan Higher Education Student Loan Authority, Series XII-W, AMT, AMBAC, 4.75%, 3/1/09	0	1,017,960	1,017,960
2,000,000	0	2,000,000	Michigan Municipal Bond Authority Clean Water Revolving Fund, Revenue Bonds, 5.00%, 10/1/2020	2,159,620	0	2,159,620
0	500,000	500,000	State Hospital Finance Authority, Henry Ford Health System, 5.00%, 11/15/20, (Callable 11/15/16 @ 100)	0	512,450	512,450
4,000,000	0	4,000,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	4,043,240	0	4,043,240
5,000,000	0	5,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011	5,254,750	0	5,254,750
0	1,000,000	1,000,000	Michigan Strategic Fund, Hope Network Project, Series B, 5.13%, 9/1/13, (LOC: First of America Bank), (Callable9/1/08 @ 102)	0	1,023,340	1,023,340
650,000	0	650,000	Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.125% (NSF International), 8/1/2019	638,307	0	638,307
2,000,000	0	2,000,000	Michigan State Strategic Fund, Refunding Revenue PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	2,018,180	0	2,018,180
0	250,000	250,000	State of Michigan, Grant Antic Buildings, FSA, 5.25%, 9/15/20, (Callable 9/15/17 @ 100)	0	272,595	272,595
			Total	17,667,658	3,906,205	21,573,863
Minnesota –0.5%
0	1,000,000	1,000,000	State Municipal Power Agency, 5.00%, 10/1/30, (Callable 10/1/15 @ 100)	0	1,010,930	1,010,930
Missouri –0.9%
1,665,000	0	1,665,000	Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,677,271	0	1,677,271
130,000	0	130,000	Missouri State Environmental Improvement & Energy Resources Authority, Refunding Revenue Bonds, 6.00%, 1/1/2016	130,386	0	130,386
			Total	1,807,657	0	1,807,657
Nebraska –0.8%
0	1,365,000	1,365,000	City of Omaha, Series A, GO, ETM, 6.50%, 12/1/13	0	1,601,459	1,601,459
Nevada –3.4%
1,000,000	0	1,000,000	Clark County, NV Airport System, Revenue Bonds (Senior Series 2008E), 5.00%, 7/1/2014	1,071,080	0	1,071,080
1,000,000	0	1,000,000	Clark County, NV Airport System, Revenue Bonds (Senior Series 2008E), 5.00%, 7/1/2016	1,073,830	0	1,073,830
2,000,000	0	2,000,000	Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2014	2,177,180	0	2,177,180
1,100,000	0	1,100,000	Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,118,755	0	1,118,755
1,000,000	0	1,000,000	Clark County, NV, Passenger Facility Charge Revenue Bonds (Series 2007A-2), 5.00% (Las Vegas-McCarran International Airport)/(AMBAC INS), 7/1/2026	1,014,550	0	1,014,550
			Total	6,455,395	0	6,455,395
New Hampshire –0.5%
895,000	0	895,000	New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.00% (Covenant Health Systems), 7/1/2014	917,599	0	917,599

New Jersey –3.3%
500,000	0	500,000	New Jersey EDA, Revenue Bonds, (Series 2004), 5.625% (NJ Dedicated Cigarette Excise Tax), 6/15/2019	498,565	0	498,565
1,000,000	0	1,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2018	1,070,190	0	1,070,190
2,000,000	0	2,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds (Series 2006A), 5.25%, 12/15/2020	2,215,440	0	2,215,440
3,000,000	0	3,000,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 4.625% (Original Issue Yield: 4.85%), 6/1/2026	2,520,510	0	2,520,510
			Total	6,304,705	0	6,304,705
New Mexico – 1.2%
0	475,000	475,000	County of Bernalillo, 5.25%, 4/1/27	0	513,864	513,864
0	695,000	695,000	Mortgage Finance Authority, Single Family Mortgage, AMT, GNMA-FNMA-FHLMC, 5.50%, 7/1/36, (Callable 1/1/15 @ 102)	0	715,760	715,760
0	1,000,000	1,000,000	University of New Mexico, Series A, FSA, 5.00%, 6/1/21, (Callable 6/1/17 @ 100)	0	1,060,160	1,060,160
			Total	0	2,289,784	2,289,784
New York – 4.4%
0	250,000	250,000	City of New York, Series E, GO, 5.00%, 8/1/16	0	271,410	271,410
1,500,000	0	1,500,000	Hempstead, NY IDA, Resource Recovery Refunding Revenue Bonds (Series 2001), 5.00% TOBs (American Ref-Fuel Co. of Hempstead), Mandatory Tender 6/1/2010	1,497,450	0	1,497,450
2,000,000	0	2,000,000	New York City, NY, UT GO Bonds (Fiscal 2007 Series A), 5.00%, 8/1/2022	2,082,880	0	2,082,880
1,250,000	0	1,250,000	New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2008A), 5.00%, 6/15/2022	1,341,825	0	1,341,825
0	1,000,000	1,000,000	New York State Housing Finance Agency, Economic Development and Housing, Series A, 5.00%, 9/15/23, (Callable 9/15/15 @ 100)	0	1,049,670	1,049,670
2,000,000	0	2,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue Bonds (Series 2007B), 5.00% (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund), 4/1/2023	2,116,080	0	2,116,080
			Total	7,038,235	1,321,080	8,359,315
North Carolina –1.5%
665,000	0	665,000	Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2017	740,810	0	740,810
1,000,000	0	1,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003A), 5.50%, 1/1/2012	1,050,290	0	1,050,290
1,000,000	0	1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018	1,117,360	0	1,117,360
			Total	2,908,460	0	2,908,460
Ohio –6.5%
0	1,000,000	1,000,000	City of Columbus Sewer Revenue, 5.00%, 6/1/23, (Callable 12/1/17 @ 100)	0	1,062,900	1,062,900
2,000,000	0	2,000,000	Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007P), 5.00%, 1/1/2017	2,188,160	0	2,188,160
0	1,500,000	1,500,000	County of Cuyahoga Capital Improvements, GO, 5.25%, 12/1/18, (Callable 12/1/14 @ 100)	0	1,632,180	1,632,180
1,000,000	0	1,000,000	Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.00% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.10%), 7/1/2026	942,020	0	942,020
3,195,000	0	3,195,000	Lucas County, OH HDA, Hospital Refunding Revenue Bonds (Series 1996), 5.50% (ProMedica Healthcare Obligated Group)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 11/15/2008	3,234,139	0	3,234,139
1,000,000	0	1,000,000	Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives)/(United States Treasury PRF 9/1/2011@100), 9/1/2016	1,084,310	0	1,084,310
1,000,000	0	1,000,000	Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (College of Wooster), 9/1/2020	1,037,660	0	1,037,660
0	1,000,000	1,000,000	State of Ohio, Common Schools, Series D, GO, 5.50%, 9/15/19	0	1,141,890	1,141,890
			Total	8,486,289	3,836,970	12,323,259
Oklahoma –0.4%
0	770,000	770,000	Tulsa International Airport, Improvement Trust, Series B, AMT, FGIC, 5.50%, 6/1/10	0	785,131	785,131
Oregon –0.6%
0	1,000,000	1,000,000	Sunrise Water Authority, FSA, 5.25%, 3/1/24, (Callable 3/1/14 @ 100)	0	1,060,860	1,060,860
Pennsylvania –10.8%
1,725,000	0	1,725,000	Allegheny County, PA, HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2018	1,785,065	0	1,785,065
1,680,000	0	1,680,000	Allegheny County, PA, UT GO Bonds (Series C-61), 4.00% (Assured Guaranty Corp. INS), 12/1/2016	1,723,512	0	1,723,512
0	1,000,000	1,000,000	Central Dauphin School District, GO, MBIA, 6.75%, 2/1/24, (Prerefunded 2/1/16 @ 100)	0	1,219,620	1,219,620
2,550,000	0	2,550,000	(1)(2)Geisinger Authority, PA Health System, DRIVERs (Series 1834), 3.6118% (Geisinger Health System), 2/1/2015	1,387,965	0	1,387,965
0	1,000,000	1,000,000	Lancaster Higher Education Authority, Franklin and Marshall College, 5.00%, 4/15/25, (Callable 4/15/16 @ 100)	0	1,022,780	1,022,780
1,000,000	0	1,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.25% (FGIC INS), 6/15/2015	1,021,240	0	1,021,240
1,210,000	0	1,210,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2012	1,289,243	0	1,289,243
1,200,000	0	1,200,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2015	1,220,520	0	1,220,520
500,000	0	500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.50% (Philadelphia University), 6/1/2020	509,715	0	509,715
5,000,000	0	5,000,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012	5,055,800	0	5,055,800
2,000,000	0	2,000,000	Philadelphia, PA, Refunding UT GO Bonds (Series 2007A), 5.00% (FSA INS), 8/1/2019	2,148,660	0	2,148,660
415,000	0	415,000	Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA), 12/1/2012	448,316	0	448,316
1,190,000	0	1,190,000	Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101), 12/1/2012	1,320,103	0	1,320,103
0	430,000	430,000	State Higher Educational Facilties Authority, Widner University, 3.85%, 7/15/13	0	428,998	428,998
			Total	17,910,139	2,671,398	20,581,537
Puerto Rico – 1.1%
0	1,000,000	1,000,000	Commonwealth of Puerto Rico, Series A, GO, 5.00%, 7/1/30, (Mandatory Put 7/1/12 @ 100)	0	1,002,880	1,002,880
0	1,000,000	1,000,000	Public Buildings Authority, Series I, 5.50%, 7/1/23, (Prerefunded 7/1/14 @ 100) (Callable 7/1/14 @ 100)	0	1,106,270	1,106,270
			Total	0	2,109,150	2,109,150
Rhode Island – 0.3%
625,000	0	625,000	Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation Series), 5.75% (Providence Place Mall Project)/(Radian Asset Assurance INS), 7/1/2010	644,075	0	644,075

South Carolina – 1.1%
2,000,000	0	2,000,000	South Carolina Jobs-EDA, Hospital Revenue Bonds (Series 2007A), 5.00% (Care Alliance Health Services d/b/a Roper St. Francis Healthcare)/(FSA INS), 8/15/2016	2,133,320	0	2,133,320
Tennessee – 1.1%
500,000	0	500,000	Clarksville, TN Natural Gas Acquisition Corp., Gas Revenue Bonds (Series 2006), 5.00%, 12/15/2021	461,980	0	461,980
500,000	0	500,000	Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2011	550,630	0	550,630
1,000,000	0	1,000,000	Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2012	1,120,440	0	1,120,440
			Total	2,133,050	0	2,133,050
Texas – 6.3%
1,000,000	0	1,000,000	Bell County, TX HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013	1,032,440	0	1,032,440
2,000,000	0	2,000,000	North Central Texas HFDC, Hospital Refunding Revenue Bonds (Series 2002), 5.50% (Children’s Medical Center of Dallas)/(AMBAC INS), 8/15/2017	2,122,280	0	2,122,280
335,000	0	335,000	Sabine River Authority, TX, PCR Refunding Bonds (Series 2006), 4.95% (Southwestern Electric Power Co.)/(MBIA Insurance Corp. INS), 3/1/2018	337,348	0	337,348
1,000,000	0	1,000,000	San Antonio, TX Water System, Refunding Revenue Bonds (Series 2002), 5.50% (FSA INS), 5/15/2016	1,080,180	0	1,080,180
2,505,000	0	2,505,000	San Antonio, TX, Tax & Revenue Certificates of Obligation (Series 2007), 5.00%, 8/1/2019	2,713,166	0	2,713,166
0	1,000,000	1,000,000	State Public Finance Authority, Series A, ACA, 5.00%, 2/15/28, (Callable 2/15/14 @ 100)	0	857,390	857,390
2,500,000	0	2,500,000	Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien Gas Supply Revenue Bonds (Series 2006B), 2.576%, 12/15/2026	1,875,000	0	1,875,000
2,000,000	0	2,000,000	Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2025	2,055,100	0	2,055,100
			Total	11,215,514	857,390	12,072,904
Utah – 1.7%
1,000,000	0	1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2020	1,040,400	0	1,040,400
1,050,000	0	1,050,000	Salt Lake County, UT Municipal Building Authority, Refunding Revenue Bonds (Series 2001), 5.20% (United States Treasury PRF 10/15/2011@100)/(Original Issue Yield: 5.33%), 10/15/2020	1,131,711	0	1,131,711
1,000,000	0	1,000,000	Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,031,060	0	1,031,060
			Total	3,203,171	0	3,203,171
Virginia – 1.6%
2,000,000	0	2,000,000	Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 5.50% (Convention Center Expansion Project), 6/15/2008	2,002,600	0	2,002,600
1,000,000	0	1,000,000	Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.25% (United States Treasury PRF 6/1/2012@100)/(Original Issue Yield: 5.301%), 6/1/2019	1,059,390	0	1,059,390
			Total	3,061,990	0	3,061,990
Washington – 2.2%
1,000,000	0	1,000,000	Clark County, WA School District No. 114 Evergreen, UT GO Refunding Bonds (Series 1999), 5.25%, 6/1/2015	1,032,420	0	1,032,420
0	1,000,000	1,000,000	Metropolitan Park District of Tacoma, GO, FGIC, 5.00%, 12/1/22, (Callable 12/1/15 @ 100)	0	1,036,650	1,036,650
2,000,000	0	2,000,000	North Thurston, WA Public Schools, UT GO Bonds (Series 2007), 5.00% (MBIA Insurance Corp. INS), 12/1/2021	2,129,300	0	2,129,300
				3,161,720	1,036,650	4,198,370

Wisconsin – 2.1%
1,000,000	0	1,000,000	Milwaukee County, WI, (Series A), 5.00%, 10/1/2016	1,055,900	0	1,055,900
1,000,000	0	1,000,000	Sheboygan, WI, PCR Refunding Bonds (Series 2006B), 5.00% (Wisconsin Power & Light Co.)/(FGIC INS), 9/1/2015	1,007,610	0	1,007,610
980,000	0	980,000	Wisconsin State HEFA, Refunding Revenue Bonds, 6.00% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101), 8/15/2014	1,091,906	0	1,091,906
1,000,000	0	1,000,000	Wisconsin State HEFA, Revenue Bonds (Series 2005), 5.10% (Vernon Memorial Healthcare, Inc.)/(Original Issue Yield: 5.15%), 3/1/2025	911,530	0	911,530
			Total	4,066,946	0	4,066,946
			Total Municipal Bonds (identified cost $188,678,690)	146,904,466	41,605,962	188,510,428

Alaska – 0.8%
1,500,000	0	1,500,000	Valdez, AK Marine Terminal, (Series 2003A) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(GTD by BP PLC), 1.300%, 6/2/2008	1,500,000	0	1,500,000

Indiana – 0.0%
0	140,000	140,000	Bloomington, Bloomington Square Project, 3.10%, 6/1/2008 (LOC: JP Morgan, Inc.)	0	140,000	140,000

Kentucky – 0.1%
0	185,000	185,000	Shelby County Lease Program, Series A, 1.40%, 5/1/08, (LOC: U.S. Bank NA)	0	185,000	185,000
Missouri – 1.4%
2,600,000	0	2,600,000	University of Missouri, (Series 2000) Daily VRDNs, 1.400%, 6/2/2008	2,600,000	0	2,600,000

Utah – 1.3%
2,500,000	0	2,500,000	Weber County, UT, (Series 20000C) Daily VRDNs (IHC Health Services, Inc.), 1.400%, 6/2/2008	2,500,000	0	2,500,000

Virginia – 1.0%
1,900,000	0	1,900,000	Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 1.300%, 6/2/2008	1,900,000	0	1,900,000
			Total Short Term Investments (at cost)	8,500,000	325,000	8,825,000

0	111	111	AIM TFIT Tax-Free Cash Reserve Portfolio, Class C	0	111	111
0	807,062	807,062	Dreyfus Tax Exempt Cash Management	0	807,062	807,062
0	19,188	19,188	Goldman Sachs Financial Square Tax-Free Money Market Fund	0	19,188	19,188
0	339,523	339,523	Merrill Lynch Institutional Tax-Exempt Fund	0	339,523	339,523
			Total Money Markets (at cost)	0	1,165,884	1,165,884
			Total Investments –104.1% (identified cost $198,669,574)	155,404,466	41,930,962	198,501,312
			Other Assets and Liabilities – (4.1)%(4)	(8,627,955)	756,233	(7,871,722)
			Total Net Assets – 100.0%	$146,776,511	$43,853,079	$190,629,590

(1) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  At May 31, 2008, this restricted security amounted to $1,387,965 which represented 0.7% of total net assets.

(2) Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.  At May 31, 2008, this liquid restricted security amounted to $1,387,965 which represented 0.7% of total net assets.

(3) Current rate and next reset date shown for Variable Rate Demand Notes.

(4) Assets, other than investments in securities, less liabilities.  See Statement of Assets and Liabilities.

Note:  The categories of investments are shown as a percentage of total net assets ($326,384,193) at May 31, 2008.

The following acronym is used throughout this portfolio:
ACA	—American Capital Access Holding, Ltd.
AMBAC	—American Municipal Bond Assurance Corporation
AMT	—Alternative Minimum Tax Paper
COL	—Collateralized
COPs	—Certificates of Participation
DRIVERs	—Derivative Inverse Tax-Exempt Receipts
EDA	—Economic Development Authority
ETM	—Escrowed to Maturity
FGIC	—Financial Guaranty Insurance Company
FHLMC	—Federal Home Loan Mortgage Corporation
FSA	—Financial Security Assurance
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Prerefunded
SFM	—Single Family Mortgage
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
W/I	—When Issued

(See Notes to Pro Forma Financial Statements)

Federated Intermediate Municipal Trust
Fifth Third Intermediate Municipal Bond Fund
Fifth Third Municipal Bond Fund
Pro Forma Combining Statements of Assets & Liabilities
May 31, 2008 (unaudited)

	Federated
	Intermediate	Fifth Third
	Municipal	Municipal		Pro Forma		Proforma
	Trust	Bond Fund		Adjustment		Combined
Assets:
Investments in securities, at value	$155,404,466	$43,096,846		$0		$198,501,312
Cash	3,793	0		0		3,793
Income receivable	1,924,733	693,817		0		2,618,550
Receivable for investments sold	160,000	0		0		160,000
Receivable for shares sold	35,082	142,860		0		177,942
Prepaid expenses	0	10,599		0		10,599
Total assets	157,528,074	43,944,122		0		201,472,196
Liabilities:
Payable for investments purchased	9,999,445	0		0		9,999,445
Payable for shares redeemed	348,271	35,572		0		383,843
Income distribution payable	325,510	0		0		325,510
Payable to Advisor and affiliates	0	24,341		0		24,341
Payable for Directors’/Trustees fees	403	1,627		0		2,030
Payable for distribution and administrative services fee	0	2,922		0		2,922
Payable for shareholder services fees	22,265	0		0		22,265
Accrued expenses	55,669	26,581		0		82,250
Total liabilities	10,751,563	91,043		0		10,842,606
Net Assets	$146,776,511	$43,853,079		$0		$190,629,590
Net Assets Consist of:
Paid-in capital	$155,035,886	$42,885,520		$0		$197,921,406
Net unrealized appreciation (depreciation) of investments	(958,725)	790,463		0		(168,262)
Accumulated net realized gain (loss) on investments	(7,300,542)	94,553		0		(7,205,989)
Undistributed (distributions in excess of ) net investment income	(108)	82,543		0		82,435
Total Net Assets	$146,776,511	$43,853,079		$0		$190,629,590
Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$0	$1,144,977		$(1,144,977)	(a)	$0
Class B Shares	$0	$632,577		$(632,577)	(a)	$0
Class C Shares	$0	$29,403		$(29,403)	(a)	$0
Institutional Shares	$120,196,324	$42,046,122		$1,806,957		$164,049,403
Class Y Shares	$26,580,187	$0		$0		$26,580,187
Shares Outstanding
Class A Shares	0	122,410		(122,410)	(a)	0
Class B Shares	0	68,189		(68,189)	(a)	0
Class C Shares	0	3,161		(3,161)	(a)	0
Institutional Shares	12,386,007	4,516,946		3,990	(a)	16,906,943
Class Y Shares	2,739,131	0		0		2,739,131
Net Asset Value Per Share
Class A Shares	N/A	$9.35		0		N/A
Class B Shares	N/A	$9.28		0		N/A
Class C Shares	N/A	$9.30		0		N/A
Institutional Shares	$9.70	$9.31		0		$9.70
Class Y Shares	$9.70	N/A		0		$9.70
Offering Price Per Share
Class A Shares	N/A	$9.82	(b)	0		N/A
Class B Shares	N/A	$9.28		0		N/A
Class C Shares	N/A	$9.30		0		N/A
Institutional Shares	$9.70	$9.31		0		$9.70
Class Y Shares	$9.70	N/A		0		$9.70
Redemption Proceeds Per Share
Class A Shares	N/A	$9.35		0		N/A
Class B Shares	N/A	$8.82	(c)	0		N/A
Class C Shares	N/A	$9.21	(d)	0		N/A
Institutional Shares	$9.70	$9.31		0		$9.70
Class Y Shares	$9.70	N/A		0		$9.70

Investments, at identified cost	$156,363,191	$42,306,383		$0		$198,669,574

(a)	Adjustment to reflect share balance as a result of the combination.
(b)           Computation of offering price per share: 100/95.25 of net asset value.
(c)           Computation of redemption price per share: 95.00/100 of net asset value.
(d)           Computation of redemption price per share: 99.00/100 of net asset value.

(See Notes to Pro Forma Financial Statements)
Federated Intermediate Municipal Trust
Fifth Third Intermediate Municipal Bond Fund
Fifth Third Municipal Bond Fund
Pro Forma Combining Statements of Operations
Year Ended May 31, 2008 (unaudited)

	Federated
	Intermediate	Fifth Third
	Municipal	Municipal	Pro Forma		Pro Forma
	Trust	Bond Fund	Adjustment		Combined
Investment Income:
Dividends	$0	$16,201			$16,201
Interest	7,480,174	1,949,880			9,430,054
	7,480,174	1,966,081			9,446,255

Expenses:
Investment adviser fee	634,623	243,208	(66,329)	(a)	811,502
Administrative personnel and services fee	190,000	76,790	(76,790)	(b)	190,000
Custodian fees	6,463	11,564	(8,662)	(c)	9,365
Transfer and dividend disbursing agent fees and expenses	40,632	27,755	(11,863)	(d)	56,524
Directors'/Trustees' fees	14,381	3,542	(923)	(e)	17,000
Auditing fees	22,200	0			22,200
Legal fees	15,891	0	1,014	(f)	16,905
Portfolio accounting fees	72,164	48,723	(40,567)	(g)	80,320
Distribution services fee – Class A Shares	0	2,762	(2,762)	(h)	0
Distribution services fee – Class B Shares	0	6,423	(6,423)	(h)	0
Distribution services fee – Class C Shares	0	300	(300)	(h)	0
Shareholder services fee – Institutional Shares	230,651	0	76,262	(i)	306,913
Account administration fee – Institutional Shares	23,353	0	7,765	(j)	31,118
Administrative servicing fee – Class C Shares	0	100	(100)	(k)	0
Share registration costs	36,155	34,237	(29,834)	(l)	40,558
Printing and postage	25,716	0	4,764	(m)	30,480
Insurance premiums	5,161	0	89	(n)	5,250
Interest and trust expense	14,822	0			14,822
Miscellaneous	9,137	36,881	(31,018)	(o)	15,000
Total expenses	1,341,349	492,285	(185,677)		1,647,957
Waivers, Reimbursement and Reductions:
Waiver of investment adviser fee	(444,367)	0	(68,908)	(p)	(513,275)
Waiver/reimbursement from Advisor and/or affiliates	0	(210,953)	210,953	(q)	0
Waiver of administrative personnel and services fee	(33,414)	0	(2,698)	(r)	(36,112)
Reimbursement of shareholder services fee – Institutional Shares	(25,768)	0	(9,796)	(s)	(35,564)
Reduction of custodian fees	(379)	0			(379)
Total Waivers, Reimbursement and Reduction	(503,928)	(210,953)	129,551		(585,330)
Net expenses	837,421	281,332	(56,126)		1,062,627
Net investment income	6,642,753	1,684,749	56,126		8,383,628
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5,216,787)	57,135			(5,159,652)
Net change in unrealized appreciation/depreciation of investments	(2,943,555)	(79,492)			(3,023,047)
Net realized and unrealized gain on investments	(8,160,342)	(22,357)			(8,182,699)
Change in net assets resulting from operations	$(1,517,589)	$1,662,392	$56,126		$200,929

(See Notes to Pro Forma Financial Statements)

Federated Intermediate Municipal Trust
Fifth Third Municipal Bond Fund
Notes to Pro Forma Financial Statements
For the Year Ended May 31, 2008 (unaudited)

Note 1. Description of the Fund

Federated Intermediate Municipal Trust (the “Federated Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company.      For the purposes of these Pro Forma Financial Statements, the financial information covers the period from June 1, 2007 to May 31, 2008.  The Federated Fund consists of two classes of shares: Class A Shares and Class Y Shares.

Fifth Third Municipal Bond Fund (the “Fifth Third Fund”) is a series of Fifth Third Funds and are registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company.  The Fifth Third Fund consists of four classes of shares:  Class A Shares, Class B Shares, Class C Shares and Institutional Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Federated Fund and the Fifth Third Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the year ended May 31, 2008.  These statements have been derived from the books and records utilized in calculating daily net asset values at May 31, 2008.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Federated Fund and the Fifth Third Fund which have been incorporated by reference in the Statement of Additional Information.  The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of the Fifth Third Fund for Institutional Shares of the Federated Fund.  Under generally accepted accounting principles, the Federated Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended May 31, 2008, the Federated Fund and the Fifth Third Fund paid investment advisory fees computed at the annual rate of 0.40% and 0.55%, respectively as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investors, Inc. and Fifth Third Asset Management, Inc. and their affiliates.

Note 3. Portfolio Valuation

For the Federated Fund:
Investment Valuation
In calculating its net asset value (NAV), each Fund generally values investments as follows:
■ Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees
(the “Trustees”).
■ Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds are valued based upon their reported NAVs.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid”evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

For the Fifth Third Fund:
Investment Valuation
Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADR”), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price (“NOCP”), if applicable. Securities in International Equity listed or traded on non-domestic exchanges are valued at the closing price on the exchanges on which they trade. Corporate debt securities and debt securities of U.S. government issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued at fair value on the basis of the closing bid as supplied by an independent pricing service approved by the Board of Trustees (“Trustees”) or valuations provided by dealers. Short-term investments maturing in 60 days or less are valued at either amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Investments in open-end investment companies are valued at net asset value as reported by such investment companies.
Investments for which such quotations are not readily available, or quotations which appear suspect, are valued at fair value as determined in good faith by the investment adviser’s Pricing Committee under the direction of the Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Institutional Shares net asset value per share assumes the issuance of 4,520,936 Institutional Shares of the Federated Fund in exchange for 122,410 Class A Shares, 68,189 Class B Shares, 3,161 Class C Shares and 4,516,946 Institutional Shares of the Fifth Third Fund which would have been outstanding at May 31, 2008 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Federated InterContinental Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

The proposed acquisition would result in a tax-free transfer of assets from the Fifth Third Fund to the Federated Fund.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Note 6. Pro Forma Adjustments

(a)  Federated Investment Management Company is the Federated Fund’s investment adviser (the “Adviser”).  The advisory agreement between the Federated Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets.  Fifth Third Asset Management, Inc. (FTAM) is the Fifth Third Fund’s investment adviser.  The advisory agreement between the Fifth Third Fund and the Adviser provides for an annual fee equal to 0.55% of the Fund’s average daily net assets.

An adjustment to the combined investment adviser fee reflects the fee structure of the Federated Fund on the average daily net assets of the Federated Fund Pro Forma Combined.

(b)  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Federated Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.  FTAM is the Fifth Third Fund’s administrator.  The fee paid to FTAM is based on the average aggregate daily net assets of the Fifth Third Funds, subject to an annual $20,000 minimum fee.  An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Fund on the average daily net assets of Federated Fund Pro Forma Combined.

(c)  Adjustment to reflect custodian fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from the combining of two Funds into one.

(d)  Adjustment to reflect transfer and dividend disbursing agent fees and expenses based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(e)  Adjustment to reflect directors’/trustees’ fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(f)  Adjustment to reflect legal fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund.  The Fifth Third Fund did not historically break out legal fees separately.

(g)  Adjustment to reflect portfolio accounting fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(h)  The Fifth Third Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. FTAM Funds Distributor, Inc. is the Fund’s distributor/principal underwriter (the “Distributor”). Under the terms of the Plan, the Fund will compensate the Distributor from the net assets of the Fund’s Class A, Class B and Class C shares to finance activities intended to result in the sales of the Fund’s shares. The Plan provides that the Fund will incur fees accrued daily and paid monthly to the Distributor at annual rates up to that shown below based on average daily net assets of the respective classes in the Plan. The Distributor has voluntarily agreed to limit the expenses of the Fund’s Class B Shares by way of waiving a portion of the Distribution and/or Servicing Fee.  The Distribution/Servicing Fee for the Fifth Third Funds is 0.25%, 1.00% and 0.75% for Class A Shares, Class B Shares and Class C Shares based on the average daily net assets of each class.  Adjustment to reflect the distribution services fee structure of the Federated Fund Pro Forma Combined.  The Federated Fund does not charge a distribution services fee for Institutional Shares.

(i)  Under the terms of a Shareholder Services Agreement, the Federated Fund may pay fees up to 0.25% of the average daily net assets of Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC).  Adjustment is to apply the expense structure of the Federated Fund to the average daily net assets of Federated Fund Pro Forma Combined.  Adjustment to reflect the shareholder services fee structure of the Federated Fund Pro Forma Combined.

(j)  Adjustment to account administration fee based upon the current expense structure for the Federated Fund Pro Forma Combined.

(k)  The Fifth Third Fund has an Administrative Servicing Agreement with the Distributor with respect to the Class C Shares.  Under the Agreement, certain administrative services, including those relating to the maintenance of shareholder accounts, were provided to these shareholders during the year.  The Distributor receives fees of up to 0.25% for Class C Shares based on the average daily net assets of that class.   Adjustment to reflect the administrative services fee structure of the Federated Fund Pro Forma Combined.  The Federated Fund does not charge an administrative services fee.

(l) Adjustment to share registration costs based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(m)  Adjustment to printing and postage based upon the current expense structure for the Federated Fund Pro Forma Combined Fund.  The Fifth Third Fund did not historically break out printing and postage separately.

(n)  Adjustment to insurance premiums based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(o)  Adjustment to miscellaneous expense based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(p)  Each Fund’s Adviser may voluntarily choose to waive any portion of its fee.  This voluntary waiver can be terminated at any time.  Adjustment reflects the fee structure of the Federated Fund on the average daily net assets of Federated Fund Pro Forma Combined.

(q)  Adjustment reflects the fee structure of the Federated Fund on the average daily net assets of Federated Fund Pro Forma Combined.  The Federated Fund does not combine waivers and/or reimbursements by affiliates.

(r)  Adjustment to reflect the voluntary waiver of administrative personnel and services fees for the Federated Fund Pro Forma Combined Fund.

(s)  Adjustment reflects the voluntary reimbursement of distribution services fee for Institutional Shares for the Federated Fund Pro Forma Combined.

PRO FORMA FINANCIAL STATEMENTS FOR THE PERIOD ENDED MAY 31, 2008 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Intermediate Municipal Trust and Fifth Third Intermediate Municipal Bond Fund (individually referred to as the “Fund” or collectively as the “Funds”), for the year ended May 31, 2008.  For the purposes of these Pro Forma Financial Statements, the financial information covers the period from June 1, 2007 to May 31, 2008.  These statements have been derived from the books and records utilized in calculating daily net asset values at May 31, 2008.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares, Class B Shares , Class C Shares and Institutional Shares of Fifth Third Intermediate Municipal Bond Fund for Institutional Shares of Federated Intermediate Municipal Trust. Under generally accepted accounting principles, Federated Intermediate Municipal Trust will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

Federated Intermediate Municipal Trust
Fifth Third Intermediate Municipal Bond Fund
Pro Forma Combining Portfolio of Investments
May 31, 2008 (unaudited)

Federated Intermediate Municipal Trust	Fifth Third Intermediate Municipal Bond Fund	Pro Forma Combined		Federated Intermediate Municipal Trust	Fifth Third Intermediate Municipal Bond Fund	Pro Forma Combined

Principal Amount or Shares				Value
MUNICIPAL BONDS – 98.2%
Alabama –3.8%
$1,000,000	$0	$1,000,000	Alabama State public School & College Authority, Refunding Revenue Bonds (Series 1998), 5.125% (FSA INS), 11/1/2014	$1,025,100	$0	$1,025,100
0	4,000,000	4,000,000	Birmingham Baptist Medical Centers Special Care Facilities Financing Authority, Series A, 5.00%, 11/15/14	0	4,013,000	4,013,000
1,000,000	0	1,000,000	Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series2005A), 5.25% (Baptist Health System of Birmingham), 11/15/2020	976,760	0	976,760
1,000,000	0	1,000,000	Courtland, AL IDB, Environmental Improvement Refunding Revenue Bonds, 5.00% (International Paper Co.), 11/1/2013	1,002,310	0	1,002,310
0	3,080,000	3,080,000	(1) Mobile County, FSA, GO, 5.25%, 8/1/17, (Callable 8/1/14 @ 100)	0	3,361,882	3,361,882
			Total	3,004,170	7,374,882	10,379,052
Alaska –0.7%
0	1,000,000	1,000,000	State of Alaska, Sport Fishing, CIFG, 4.25%, 4/1/15	0	1,037,140	1,037,140
0	1,000,000	1,000,000	State of Alaska, Sport Fishing, CIFG, 4.38%, 4/1/16	0	1,041,310	1,041,310
			Total	0	2,078,450	2,078,450
Arizona –3.9%
750,000	0	750,000	Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 5.00% (Blood Systems, Inc.), 4/1/2019	755,610	0	755,610
0	2,000,000	2,000,000	(1) City of Tempe Performing Arts Center, AMBAC, 5.25%, 7/1/17, (Callable 7/1/14 @ 100)	0	2,174,020	2,174,020
0	1,000,000	1,000,000	Health Facilities Authority, Phoenix Children’s Hospital, 3.63%, 2/1/42, (Mandatory Put 1/31/08 @ 100)	0	950,220	950,220
0	1,000,000	1,000,000	Mesa Street and Highway, FGIC, 6.25%, 7/1/12	0	1,116,030	1,116,030
0	1,000,000	1,000,000	Mesa Street and Highway, FGIC, 6.25%, 7/1/13, (Prerefunded 7/1/11 @ 100)	0	1,104,990	1,104,990
0	1,250,000	1,250,000	Pima County Industrial Development Authority, 5.13%, 7/1/15	0	1,243,125	1,243,125
1,420,000	0	1,420,000	Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance INS), 12/1/2025	1,430,593	0	1,430,593
0	2,000,000	2,000,000	Tucson Street and Highway, Series 1994-E, FGIC, 6.75%, 7/1/13	0	2,315,880	2,315,880
			Total	2,186,203	8,904,265	11,090,468

Arkansas –0.9%
1,000,000	0	1,000,000	Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	965,530	0	965,530
535,000	0	535,500	Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	516,601	0	516,601
0	1,000,000	1,000,000	University of Arkansas, FGIC, 5.00%, 3/1/16	0	1,083,260	1,083,260
			Total	1,482,131	1,083,260	2,565,391
California –3.6%
290,000	0	290,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	302,514	0	302,514
1,000,000	0	1,000,000	California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2021	1,079,210	0	1,079,210
0	500,000	500,000	California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2022	0	535,315	535,315
3,000,000	0	3,000,000	California State, UT GO Bonds (Series 2008), 5.00%, 4/1/2016	3,223,950	0	3,223,950
0	750,000	750,000	Chaffey Community College District, Series A, GO, MBIA, 0.00%, 6/1/16	0	535,500	535,500
0	1,000,000	1,000,000	City of San Jose, Series A, AMBAC, AMT, 5.00%, 3/1/14	0	1,044,010	1,044,010
0	500,000	500,000	City of San Jose, Series A, AMBAC, AMT, 5.00%, 3/1/15	0	520,855	520,855
0	375,000	375,000	La Canada Unified School District, Series A, GO, MBIA, 5.50%, 8/1/2024 (Callable 8/1/2014 @ 100)	0	403,084	403,084
0	675,000	675,000	Placentia-Yorba Linda Unified School District, Series B, GO, FGIC, 5.38%, 8/1/2022, (Callable 8/1/2014 @ 100)	0	716,101	716,101
2,000,000	0	2,000,000	Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025	1,878,960	0	1,878,960
			Total	6,484,634	3,754,865	10,239,499
Colorado –1.3%
20,000	0	20,000	Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%, 5/1/2017	20,326	0	20,326
1,000,000	0	1,000,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2016	1,029,900	0	1,029,900
0	1,005,000	1,005,000	El Paso County School District No 38, GO, 6.38%, 12/1/18, (Prerefunded 12/1/10 @ 100)	0	1,101,570	1,101,570
0	1,465,000	1,465,000	Summit County School District No Re001, FSA, GO, 5.75%, 12/1/12, (Callable 12/1/11 @ 100)	0	1,601,670	1,601,670
			Total	1,050,226	2,703,240	3,753,466
Connecticut –0.8%
2,240,000	0	2,240,000	Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.00% (Eastern Connecticut Health Network)/(Radian Asset Assurance INS), 7/1/2025	2,253,171	0	2,253,171
District of Columbia–0.7%
470,000	0	470,000	District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/(AMBAC INS), 10/1/2012	489,204	0	489,204
1,405,000	0	1,405,000	District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS), 10/1/2017	1,462,254	0	1,462,254
			Total	1,951,458	0	1,951,458
Florida –2.7%
2,000,000	0	2,000,000	Florida State Board of Education Capital Outlay, UT GO Bonds (Series 2006C), 5.00%, 6/1/2022	2,132,960	0	2,132,960
2,135,000	0	2,135,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2019	2,343,205	0	2,343,205
0	185,000	185,000	City of Pembroke Pines, GO, MBIA, 4.00%, 9/1/15	0	188,961	188,961
0	250,000	250,000	City of Pembroke Pines, GO, MBIA, 4.13%, 9/1/16	0	255,690	255,690
2,630,000	0	2,630,000	Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2019	2,829,906	0	2,829,906
			Total	7,306,071	444,651	7,750,722
Georgia –1.5%
1,400,000	0	1,400,000	Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA Insurance Corp. INS), Mandatory Tender 4/1/2011	1,414,714	0	1,414,714
2,000,000	0	2,000,000	Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	1,990,960	0	1,990,960
940,000	0	940,000	Municipal Electric Authority of Georgia, Revenue Bonds, (Series Y), 6.40%, 1/1/2009	962,776	0	962,776
			Total	4,368,450	0	4,368,450
Hawaii –0.3%
0	765,000	765,000	State of Hawaii Highways, FSA, 5.50%, 7/1/10	0	812,552	812,552

Illinois –6.4%
2,000,000	0	2,000,000	Chicago, IL Board of Education, UT GO Bonds (Series 2007D), 5.00% (FSA INS), 12/1/2021	2,129,300	0	2,129,300
0	1,000,000	1,000,000	Chicago O’Hare International Airport, Series A, FSA, 4.00%, 1/1/15	0	1,021,450	1,021,450
0	3,000,000	3,000,000	Chicago Metropolitan Water Reclamation District-Greater Chicago Capital Improvements, ETM, GO, 5.50%, 12/1/10	0	3,228,900	3,228,900
300,000	0	300,000	Chicago, IL Metropolitan Water Reclamation District, UT GO Refunding Bonds, 5.20% (Original Issue Yield: 5.25%), 12/1/2013	308,817	0	308,817
0	2,000,000	2,000,000	Finance Authority, Children’s Memorial Hospital, Series B, W/I, 5.50%, 8/15/21, (Callable 8/15/18 @ 100)	0	2,083,840	2,083,840
0	1,000,000	1,000,000	Finance Authority, Children’s Memorial Hospital, Series B, W/I, 5.50%, 8/15/23, (Callable 8/15/18 @ 100)	0	1,031,420	1,031,420
0	200,000	200,000	Finance Authority, Metropolis Project, 4.75%, 12/1/10	0	207,806	207,806
0	250,000	250,000	Finance Authority, Metropolis Project, 5.00%, 12/1/11	0	262,140	262,140
0	275,000	275,000	Finance Authority, Metropolis Project, 5.00%, 12/1/12	0	288,973	288,973
0	275,000	275,000	Finance Authority, Metropolis Project, 5.00%, 12/1/13	0	289,545	289,545
0	1,000,000	1,000,000	Finance Authority, Peoples Gas Light & Coke Co., AMBAC, 4.30%, 6/1/35, (Mandatory Put 6/1/16 @100)	0	954,480	954,480
1,000,000	0	1,000,000	Illinois Department Central Management Services, COPs, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 7/1/2013	1,036,840	0	1,036,840
0	0	1,000,000	Illinois Finance Authority, Children’s Memorial Hospital, Series A, W/I, 5.00%, 8/15/2041, (Callable 12/1/13 @ 100)	0	0	977,740
0	0	300,000	Illinois Finance Authority, Metropolis Project, 5.00%, 12/1/2014, (Callable 12/1/2013 @ 100)	0	0	314,358
1,000,000	0	1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2019	1,006,380	0	1,006,380
1,000,000	0	1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2007), 5.00% (University of Chicago), 7/1/2019	1,073,160	0	1,073,160
850,000	0	850,000	Illinois Finance Authority, Refunding Revenue Bonds (Series 2007), 5.00% (Loyola University), 7/1/2022	875,665	0	875,665
340,000	0	340,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.85%), 6/1/2010	354,688	0	354,688
			Total	6,784,850	11,380,754	18,165,604
Indiana –6.7%
0	500,000	500,000	Ball State University, FSA, 4.00%, 7/1/15	0	516,805	516,805
0	1,615,000	1,615,000	Fort Wayne International Airport Building Corp., Series B, AMT, XLCA, 5.00%, 7/1/12	0	1,675,740	1,675,740
0	1,695,000	1,695,000	Fort Wayne International Airport Building Corp., Series B, AMT, XLCA, 5.00%, 7/1/13	0	1,763,410	1,763,410
500,000	0	500,000	Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.) Mandatory Tender 12/2/2011	515,655	0	515,655
0	500,000	500,000	Indiana Health & Educational Facilities Financing Authority, Clarian Health Obligation Group, 5.00%, 2/15/16	0	517,725	517,725
0	1,000,000	1,000,000	Indiana Health & Educational Facilities Financing Authority, Clarian Health Obligation Group, 5.00%, 2/15/19, (Callable 2/15/16 @ 100)	0	1,011,390	1,011,390
2,000,000	0	2,000,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Community Health Network)/(AMBAC INS), 5/1/2022	2,044,500	0	2,044,500
0	250,000	250,000	Indiana State Finance Authority, Series A, 5.00%, 2/1/15	0	273,487	273,487
1,500,000	0	1,500,000	Indiana State Finance Authority (Environmental Improvement Bonds), Highway Refunding Revenue Bonds (Series 2007A), 4.50% (FGIC INS), 12/1/2021	1,519,155	0	1,519,155
2,960,000	0	2,960,000	Indianapolis, IN Gas Utility Distribution System, Second Lien Refunding Revenue Bonds (Series 2008C), 5.00% (Assured Guaranty Corp. INS), 6/1/2013	3,189,311	0	3,189,311
0	2,550,000	2,550,000	Local Public Improvement Bond Bank, Airport Authority, Series F, AMT, AMBAC, 5.00%, 1/1/19, (Callable 7/1/16 @ 100)	0	2,547,833	2,547,833
0	3,000,000	3,000,000	Municipal Power Supply Agency, SeriesB, MBIA, 6.00%, 1/1/13	0	3,309,090	3,309,090
			Total	7,268,621	11,615,480	18,884,101
Iowa –0.4%
1,000,000	0	1,000,000	Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2016	982,530	0	982,530
0	140,000	140,000	Iowa State University, Science and Technology, 3.75%, 7/1/10	0	143,430	143,430
			Total	982,530	143,430	1,125,960
Kansas –0.0%
25,000	0	25,000	Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50% (GNMA Home Mortgage Program COL), 12/1/2016	25,738	0	25,738

Kentucky –1.5%
0	250,000	250,000	Area Development Districts, City of Versailles, Series C, CP, ETM, 2.70%, 12/1/08	0	250,693	250,693
0	255,000	255,000	Area Development Districts, City of Versailles, Series C, CP, ETM, 3.00%, 12/1/09	0	256,295	256,295
0	470,000	470,000	Area Development Districts, Lease Acquisition, 3.00%, 6/1/09, (LOC: Wachovia Bank NA)	0	473,624	473,624
0	275,000	275,000	Housing Corp., Series A, AMT, 3.45%, 1/1/10	0	277,346	277,346
0	730,000	730,000	Kenton County Airport Board, AMT, MBIA, 5.00%, 3/1/10	0	738,687	738,687
0	300,000	300,000	Munfordville Industrial Development, Louisville Bedding Co. Project, AMT, 3.10%, 6/1/08, (LOC: Bank One NA)	0	300,000	300,000
0	310,000	310,000	Munfordville Industrial Development, Louisville Bedding Co. Project, AMT, 3.50%, 6/1/09, (LOC: Bank One NA)	0	311,082	311,082
1,800,000	0	1,800,000	Murray, KY, Hospital Facilities Refunding Revenue Bonds (Series 2007), 4.60% (Murray-Calloway County Public Hospital Corp.)/(Original Issue Yield: 4.65%), 8/1/2022	1,634,940	0	1,634,940
			Total	1,634,940	2,607,727	4,242,667
Louisiana –1.1%
0	200,000	200,000	City of Baton Rouge, Series A2, FSA, 4.00%, 8/1/14	0	207,512	207,512
0	240,000	240,000	City of Baton Rouge, Series A2, FSA, 4.00%, 8/1/18	0	242,590	242,590
0	200,000	200,000	City of Baton Rouge, Series A2, FSA, 4.00%, 8/1/16	0	205,748	205,748
1,000,000	0	1,000,000	De Soto Parish, LA Environmental Improvement Authority, PCRBs (Series 2002A), 5.00% (International Paper Co.), 10/1/2012	1,005,350	0	1,005,350
0	1,000,000	1,000,000	Public Facilities Authority, Pennington Medical Foundation Project, 5.00%, 7/1/16	0	1,033,700	1,033,700
0	400,000	400,000	State Citizens Property Insurance Corp., Series B, AMBAC, 5.00%, 6/1/18, (Callable 6/1/16 @ 100)	0	409,256	409,256
			Total	1,005,350	2,098,806	3,104,156
Maine –0.2%
0	450,000	450,000	Maine Municipal Bond Bank, Series B, W/I, 4.25%, 11/1/19	0	460,642	460,642

Michigan –13.0%
1,000,000	0	1,000,000	Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	1,103,320	0	1,103,320
500,000	0	500,000	Delta County, MI Economic Development Corp., Environmental Improvement Refunding Revenue Bonds (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100), 4/15/2027	557,980	0	557,980
0	1,000,000	1,000,000	Detroit Sewage Disposal Revenue Bond, 5..50%, 7/1/36	0	1,066,060	1,066,060
0	500,000	1,500,000	Detroit Water Supply System, Series A, FSA, 5.00%, 7/1/16	0	539,930	1,619,790
0	200,000	200,000	Higher Education Facilities Authority, Hope College Project, 4.70%, 10/1/09	0	200,676	200,676
0	590,000	590,000	Higher Education Facilities Authority, Hope College Project, 4.80%, 10/1/10, (Callable 10/1/09 @ 100)	0	591,316	591,316
0	1,000,000	1,000,000	Higher Education Student Loan Authority, Series XVII-I, AMT, AMBAC, 3.95%, 3/1/11	0	992,210	992,210
1,785,000	0	1,785,000	Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford International Airport), 1/1/2021	1,892,261	0	1,892,261
0	125,000	125,000	Kent Hospital Finance Authority, Spectrum Health, Series A, 5.50%, 1/15/13, (Prerefunded 7/15/11 @ 101)	0	135,866	135,866
2,000,000	0	2,000,000	Michigan Municipal Bond Authority Clean Water Revolving Fund, Revenue Bonds, 5.00%, 10/1/2020	2,159,620	0	2,159,620
0	350,000	350,000	State Building Authority, Police Communications, ETM, 5.50%, 10/1/12	0	383,443	383,443
4,000,000	0	4,000,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	4,043,240	0	4,043,240
5,000,000	0	5,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011	5,254,750	0	5,254,750
650,000	0	650,000	Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.125% (NSF International), 8/1/2019	638,307	0	638,307
2,000,000	0	2,000,000	Michigan State Strategic Fund, Refunding Revenue PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	2,018,180	0	2,018,180
0	575,000	575,000	Montague Public School District, GO, Q-SBLF, 5.50%, 5/1/12, (Prerefunded 11/1/11 @ 100)	0	625,704	625,704
0	430,000	430,000	Montague Public School District, GO, Q-SBLF, 5.50%, 5/1/12, (Callable 11/1/11 @ 100)	0	465,148	465,148
0	1,500,000	1,500,000	State Building Authority, Facilities Program, Series I, AMBAC, 5.00%, 10/15/29, (Mandatory Put 10/15/11 @ 100)	0	1,595,265	1,595,265
0	500,000	500,000	State Hospital Finance Authority, Crittenton Hospital, Series A, 4.35%, 3/1/09	0	506,330	506,330
0	500,000	500,000	State Hospital Finance Authority, Edward W. Sparrow Hospital, 5.00%, 11/15/15	0	528,615	528,615
0	500,000	500,000	State Hospital Finance Authority, Henry Ford Health System, 5.00%, 11/15/18, (Callable 11/15/16 @ 100)	0	516,685	516,685
0	505,000	505,000	State Hospital Finance Authority, Holland Community Hospital, Series A, 5.00%, 1/1/15, (Callable 1/1/14 @ 100)	0	526,917	526,917
0	1,505,000	1,505,000	State Hospital Finance Authority, Marquette General Hospital, 5.00%, 5/15/13	0	1,524,023	1,524,023
0	500,000	500,000	State Hospital Finance Authority, Oakwood Healthcare System, 5.00%, 7/15/15	0	515,360	515,360
0	660,000	660,000	State Housing Development Authority, Series A, AMT, 3.95%, 12/1/12	0	660,620	660,620
0	320,000	320,000	State Housing Development Authority, Multi-Family, AMT, GNMA, 4.15%, 4/20/11	0	321,539	321,539
0	175,000	175,000	State Housing Development Authority, Multi-Family, AMT, GNMA, 4.40%, 4/20/13	0	176,753	176,753
0	500,000	500,000	State of Michigan, Grant Antic Buildings, FSA, 4.50%, 9/15/15	0	527,915	527,915
0	500,000	500,000	State of Michigan, Grant Antic Buildings, FSA, 5.25%, 9/15/18, (Callable 9/15/17 @ 100)	0	553,750	553,750
0	600,000	600,000	State of Michigan, Trunk Line, Series A, 5.25%, 11/1/13	0	659,682	659,682
0	2,240,000	2,240,000	Strategic Fund, International Project, 4.75%, 8/1/11	0	2,340,688	2,340,688
0	820,000	820,000	Strategic Fund, International Project, 5.00%, 8/1/13	0	873,169	873,169
0	1,000,000	1,000,000	Strategic Fund, Solid Waste Management Project, AMT, 4.63%, 12/1/12	0	982,320	982,320
0	600,000	600,000	Wyandotte Electric, Series A, AMT, MBIA, 5.00%, 10/1/13	0	637,656	637,656
0	600,000	600,000	Wyandotte Electric, Series A, AMT, MBIA, 4.50%, 10/1/14	0	622,362	622,362
			Total	17,667,658	19,070,002	36,737,660
Minnesota –1.6%
0	1,315,000	1,315,000	Housing Finance Agency, Series A, AMT, GO, 3.40%, 7/1/12	0	1,278,377	1,278,377
0	1,130,000	1,130,000	Housing Finance Agency, Series F, AMT, GO, 4.55%, 7/1/12, (Callable 7/1/11 @ 100)	0	1,140,904	1,140,904
0	2,000,000	2,000,000	St Paul Housing & Redevelopment Authority, Smith Avenue Transit Center, 3.50%, 6/1/12, (Callable 6/1/10 @ 100)	0	2,004,960	2,004,960
			Total	0	4,424,241	4,424,241
Missouri –1.9%
0	245,000	245,000	City of Brentwood, Brentwood Square Project, 4.13%, 5/1/11	0	245,759	245,759
1,665,000	0	1,665,000	Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,677,271	0	1,677,271
130,000	0	130,000	Missouri State Environmental Improvement & Energy Resources Authority, Refunding Revenue Bonds, 6.00%, 1/1/2016	130,386	0	130,386
0	425,000	425,000	Missouri State Highways & Transit Commission, 4.00%, 5/1/15	0	438,983	438,983
0	525,000	525,000	Missouri State Highways & Transit Commission, 4.25%, 5/1/16	0	550,499	550,499
0	1,030,000	1,030,000	Missouri State Highways & Transit Commission, 4.25%, 5/1/17	0	1,075,011	1,075,011
0	1,070,000	1,070,000	Missouri State Highways & Transit Commission, 4.50%, 5/1/17	0	1,136,929	1,136,929
			Total	1,807,657	3,447,181	5,254,838
Nebraska –0.3%
0	220,000	220,000	Investment Finance Authority, Single Family Housing, Series C, AMT, 3.75%, 9/1/11	0	219,857	219,857
0	130,000	130,000	Investment Finance Authority, Single Family Housing, Series C, AMT, 3.85%, 3/1/12	0	129,590	129,590
0	240,000	240,000	Investment Finance Authority, Single Family Mortgage, Series D, AMT, FNMA-FHLMC-GNMA, 4.10%, 9/1/10	0	240,492	240,492
0	340,000	340,000	Investment Finance Authority, Single Family Mortgage, Series D, AMT, FNMA-FHLMC-GNMA, 4.25%, 9/1/11	0	341,516	341,516
			Total	0	931,455	931,455
Nevada – 2.8%
1,000,000	0	1,000,000	Clark County, NV Airport System, Revenue Bonds (Senior Series 2008E), 5.00%, 7/1/2014	1,071,080	0	1,071,080
1,000,000	0	1,000,000	Clark County, NV Airport System, Revenue Bonds (Senior Series 2008E), 5.00%, 7/1/2016	1,073,830	0	1,073,830
2,000,000	0	2,000,000	Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2014	2,177,180	0	2,177,180
1,100,000	0	1,100,000	Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,118,755	0	1,118,755
0	1,325,000	1,325,000	Clark County, FSA, GO, 4.50%, 6/1/17, (Callable 6/1/16 @ 100)	0	1,394,947	1,394,947
1,000,000	0	1,000,000	Clark County, NV, Passenger Facility Charge Revenue Bonds (Series 2007A-2), 5.00% (Las Vegas-McCarran International Airport)/(AMBAC INS), 7/1/2026	1,014,550	0	1,014,550
0	100,000	100,000	Douglas County, Solid Waste Disposal, AMT, GO, MBIA, 3.75%, 12/1/09	0	101,261	101,261
			Total	6,455,395	1,496,208	7,951,603
New Hampshire – 0.3%
895,000	0	895,000	New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.00% (Covenant Health Systems), 7/1/2014	917,599	0	917,599

New Jersey – 3.2%
500,000	0	500,000	New Jersey EDA, Revenue Bonds, (Series 2004), 5.625% (NJ Dedicated Cigarette Excise Tax), 6/15/2019	498,565	0	498,565
1,000,000	0	1,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2018	1,070,190	0	1,070,190
2,000,000	0	2,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds (Series 2006A), 5.25%, 12/15/2020	2,215,440	0	2,215,440
0	1,925,000	1,925,000	State Turnpike Authority, Series A, ETM, MBIA, 6.00%, 1/1/13	0	2,165,721	2,165,721
0	575,000	575,000	State Turnpike Authority, Series A, MBIA, 6.00%, 1/1/13	0	635,525	635,525
3,000,000	0	3,000,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 4.625% (Original Issue Yield: 4.85%), 6/1/2026	2,520,510	0	2,520,510
			Total	6,304,705	2,801,246	9,105,951
New Mexico – 1.8%
0	500,000	975,000	County of Bernalillo, 5.25%, 4/1/27	0	540,910	1,054,774
0	320,000	320,000	Mortgage Finance Authority, Single Family Mortgage, Series A2, Class I, AMT, FNMA-FHLMC-GNMA, 3.90%, 1/1/19, (Callable 1/1/16 @ 100)	0	317,734	317,734
0	620,000	620,000	Mortgage Finance Authority, Single Family Mortgage, AMT, FNMA-FHLMC-GNMA, 4.05%, 7/1/26, (Callable 7/1/15 @ 100)	0	597,184	597,184
0	2,000,000	2,000,000	Mortgage Finance Authority, Single Family Mortgage, Series A2, Class I, AMT, FNMA-FHLMC-GNMA, 4.40%, 1/1/27, (Callable 1/1/16 @ 100)	0	1,972,460	1,972,460
0	740,000	1,435,000	Mortgage Finance Authority, Single Family Mortgage, AMT, GNMA-FNMA-FHLMC, 5.50%, 7/1/36, (Callable 1/1/15 @ 102)	0	762,104	1,477,864
0	565,000	565,000	Taos County, Educational Improvements, ETM, 3.88%, 10/1/11	0	584,685	584,685
0	365,000	1,365,000	University of New Mexico, Series A, FSA, 5.00%, 6/1/21, (Callable 6/1/17 @ 100)	0	386,958	1,447,118
			Total	0	5,162,035	5,162,035
New York – 3.2%
0	750,000	1,000,000	City of New York, Series E, GO, 5.00%, 8/1/16	0	814,230	1,085,640
1,500,000	0	1,500,000	Hempstead, NY IDA, Resource Recovery Refunding Revenue Bonds (Series 2001), 5.00% TOBs (American Ref-Fuel Co. of Hempstead), Mandatory Tender 6/1/2010	1,497,450	0	1,497,450
2,000,000	0	2,000,000	New York City, NY, UT GO Bonds (Fiscal 2007 Series A), 5.00%, 8/1/2022	2,082,880	0	2,082,880
1,250,000	0	1,250,000	New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2008A), 5.00%, 6/15/2022	1,341,825	0	1,341,825
0	0	1,000,000	New York State Housing Finance Agency, Economic Development and Housing, Series A, 5.00%, 9/15/23, (Callable 9/15/15 @ 100)	0	0	1,049,670
0	500,000	500,000	New York State Thruway Authority, Series A, 5.00%, 4/1/21	0	534,810	534,810
0	500,000	500,000	New York State Thruway Authority, Series A, 5.00%, 4/1/22	0	531,900	531,900
2,000,000	0	2,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue Bonds (Series 2007B), 5.00% (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund), 4/1/2023	2,116,080	0	2,116,080
			Total	7,038,235	1,880,940	8,919,175
North Carolina – 1.0%
665,000	0	665,000	Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2017	740,810	0	740,810
1,000,000	0	1,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003A), 5.50%, 1/1/2012	1,050,290	0	1,050,290
1,000,000	0	1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018	1,117,360	0	1,117,360
			Total	2,908,460	0	2,908,460
Ohio – 5.1%
0	785,000	785,000	Berea, GO, 5.13%, 12/1/13	0	828,214	828,214
0	0	1,000,000	City of Columbus Sewer Revenue, 5.00%, 6/1/23, (Callable 12/1/17 @ 100)	0	0	1,062,900
2,000,000	0	2,000,000	Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007P), 5.00%, 1/1/2017	2,188,160	0	2,188,160
0	915,000	915,000	County of Cuyahoga Capital Improvements, GO, 5.25%, 12/1/18, (Callable 12/1/14 @ 100)	0	995,630	995,630
1,000,000	0	1,000,000	Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.00% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.10%), 7/1/2026	942,020	0	942,020
0	990,000	990,000	Housing Finance Agency, Residential Mortgage, AMT, FNMA-GNMA, 3.55%,3/1/10	0	996,781	996,781
0	995,000	995,000	Housing Finance Agency, Residential Mortgage, AMT, FNMA-GNMA, 3.70%, 3/1/11	0	994,413	994,413
0	500,000	500,000	Housing Finance Agency, Residential Mortgage, AMT, FNMA-GNMA, 4.00%,3/1/14	0	495,675	495,675
3,195,000	0	3,195,000	Lucas County, OH HDA, Hospital Refunding Revenue Bonds (Series 1996), 5.50% (ProMedica Healthcare Obligated Group)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 11/15/2008	3,234,139	0	3,234,139
1,000,000	0	1,000,000	Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives)/(United States Treasury PRF 9/1/2011@100), 9/1/2016	1,084,310	0	1,084,310
1,000,000	0	1,000,000	Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (College of Wooster), 9/1/2020	1,037,660	0	1,037,660
0	435,000	435,000	State Economic Enterprise, Series 3, AMT, 4.08%, 6/1/13	0	442,191	442,191
0	1,000,000	1,000,000	State of Ohio, Series 2007 1, FSA, 4.00%, 6/15/14	0	1,040,210	1,040,210
			Total	8,486,289	5,793,114	14,279,403
Oklahoma – 0.2%
0	445,000	445,000	Housing Finance Agency, Single Family Housing, AMT, FNMA-FHLMC-GNMA, 4.25%, 9/1/25, (Callable 9/1/15 @ 100)	0	441,743	441,743
			Total	0	441,743	441,743
Oregon – 0.7%
0	1,775,000	1,775,000	State Department of Transportation, Series A, 5.25%, 11/15/16, (Prerefunded 11/15/14 @ 100)	0	1,986,527	1,986,527
			Total	0	1,986,527	1,986,527
Pennsylvania – 7.7%
1,725,000	0	1,725,000	Allegheny County, PA, HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2018	1,785,065	0	1,785,065
1,680,000	0	1,680,000	Allegheny County, PA, UT GO Bonds (Series C-61), 4.00% (Assured Guaranty Corp. INS), 12/1/2016	1,723,512	0	1,723,512
0	1,000,000	1,000,000	Allegheny County Airport Authority, AMT, FGIC, 5.00%, 1/1/16	0	999,340	999,340
0	1,000,000	1,000,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, 5.00%, 9/1/17	0	1,052,080	1,052,080
2,550,000	0	2,550,000	(1)(2)Geisinger Authority, PA Health System, DRIVERs (Series 1834), 3.6118% (Geisinger Health System), 2/1/2015	1,387,965	0	1,387,965
0	250,000	250,000	Higher Educational Facilties Authority, Widener University, 3.60%, 7/15/11	0	250,578	250,578
0	405,000	405,000	Higher Educational Facilties Authority, Widener University, 3.75%, 7/15/12	0	404,680	404,680
0	1,175,000	1,175,000	Lehigh Northampton Airport Authority, AMT, MBIA, 5.00%, 1/1/19, (Callable 1/1/15 @ 100)	0	1,200,027	1,200,027
1,000,000	0	1,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.25% (FGIC INS), 6/15/2015	1,021,240	0	1,021,240
1,210,000	0	1,210,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2012	1,289,243	0	1,289,243
1,200,000	0	1,200,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2015	1,220,520	0	1,220,520
500,000	0	500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.50% (Philadelphia University), 6/1/2020	509,715	0	509,715
5,000,000	0	5,000,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012	5,055,800	0	5,055,800
2,000,000	0	2,000,000	Philadelphia, PA, Refunding UT GO Bonds (Series 2007A), 5.00% (FSA INS), 8/1/2019	2,148,660	0	2,148,660
415,000	0	415,000	Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA), 12/1/2012	448,316	0	448,316
1,190,000	0	1,190,000	Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101), 12/1/2012	1,320,103	0	1,320,103
			Total	17,910,139	3,906,705	21,816,844
Puerto Rico – 1.6%
0	1,000,000	1,000,000	Commonwealth of Puerto Rico, Series A, GO, 5.25%, 7/1/22, (Callable 7/1/16 @ 100)	0	1,013,750	1,013,750
0	2,000,000	2,000,000	Commonwealth of Puerto Rico, Series A, GO, 5.00%, 7/1/30, (Mandatory Put 7/1/12 @ 100)	0	2,005,760	2,005,760
0	1,500,000	1,500,000	Government Development Bank, Series C, AMT, GO, 5.25%, 1/1/15	0	1,545,285	1,545,285
			Total	0	4,564,795	4,564,795
Rhode Island – 0.2%
625,000	0	625,000	Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation Series), 5.75% (Providence Place Mall Project)/(Radian Asset Assurance INS), 7/1/2010	644,075	0	644,075

South Carolina – 1.1%
0	890,000	890,000	Anderson County School District No 2, Series B, GO, 6.00%, 3/1/13, (Prerefunded 3/1/10 @ 101)	0	953,626	953,626
2,000,000	0	2,000,000	South Carolina Jobs-EDA, Hospital Revenue Bonds (Series 2007A), 5.00% (Care Alliance Health Services d/b/a Roper St. Francis Healthcare)/(FSA INS), 8/15/2016	2,133,320	0	2,133,320
			Total	2,133,320	953,626	3,086,946
Tennessee – 2.1%
500,000	0	500,000	Clarksville, TN Natural Gas Acquisition Corp., Gas Revenue Bonds (Series 2006), 5.00%, 12/15/2021	461,980	0	461,980
0	1,100,000	1,100,000	Housing Development Agency, Series A, 4.00%, 7/1/10	0	1,108,701	1,108,701
0	2,570,000	2,570,000	Metropolitan Nashville Airport Authority, Series C, AMT, FGIC, 5.38%, 7/1/14, (Callable 7/1/08 @ 102)	0	2,622,659	2,622,659
500,000	0	500,000	Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2011	550,630	0	550,630
1,000,000	0	1,000,000	Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2012	1,120,440	0	1,120,440
			Total	2,133,050	3,731,360	5,864,410
Texas – 6.5%
1,000,000	0	1,000,000	Bell County, TX HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013	1,032,440	0	1,032,440
0	2,000,000	2,000,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, AMT, XLCA, 5.00%, 11/1/15, (Callable 11/1/09 @ 100)	0	2,007,180	2,007,180
0	1,500,000	1,500,000	Lower Colorado River Authority, Revenue Bonds, 5.75%, 5/15/28	0	1,580,580	1,580,580
2,000,000	0	2,000,000	North Central Texas HFDC, Hospital Refunding Revenue Bonds (Series 2002), 5.50% (Children’s Medical Center of Dallas)/(AMBAC INS), 8/15/2017	2,122,280	0	2,122,280
0	1,000,000	1,000,000	North Texas Tollway Authority, Series A, 6.00%, 1/1/23	0	1,085,610	1,085,610
335,000	0	335,000	Sabine River Authority, TX, PCR Refunding Bonds (Series 2006), 4.95% (Southwestern Electric Power Co.)/(MBIA Insurance Corp. INS), 3/1/2018	337,348	0	337,348
1,000,000	0	1,000,000	San Antonio, TX Water System, Refunding Revenue Bonds (Series 2002), 5.50% (FSA INS), 5/15/2016	1,080,180	0	1,080,180
2,505,000	0	2,505,000	San Antonio, TX, Tax & Revenue Certificates of Obligation (Series 2007), 5.00%, 8/1/2019	2,713,166	0	2,713,166
0	1,000,000	1,000,000	Spring Independent School District, Series A, GO, PSF, W/I, 5.00%, 8/15/16	0	1,100,050	1,100,050
0	0	1,000,000	State Public Finance Authority, Series A, ACA, 5.00%, 2/15/28, (Callable 2/15/14 @ 100)	0	0	857,390
2,500,000	0	2,500,000	Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien Gas Supply Revenue Bonds (Series 2006B), 2.576%, 12/15/2026	1,875,000	0	1,875,000
0	500,000	500,000	Texas Municipal Power Agency, AMBAC, 4.00%, 9/1/12, (Callable 3/3/08 @ 100)	0	500,320	500,320
2,000,000	0	2,000,000	Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2025	2,055,100	0	2,055,100
0	1,000,000	1,000,000	White Settlement Independent School District, GO, PSF, 4.50%, 8/15/15	0	755,170	755,170
			Total	11,215,514	7,028,910	18,244,424
Utah – 1.1%
1,000,000	0	1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2020	1,040,400	0	1,040,400
1,050,000	0	1,050,000	Salt Lake County, UT Municipal Building Authority, Refunding Revenue Bonds (Series 2001), 5.20% (United States Treasury PRF 10/15/2011@100)/(Original Issue Yield: 5.33%), 10/15/2020	1,131,711	0	1,131,711
1,000,000	0	1,000,000	Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,031,060	0	1,031,060
			Total	3,203,171	0	3,203,171
Virginia – 1.9%
0	2,000,000	2,000,000	City of Richmond, FGIC, GO, 5.38%, 7/15/13, (Prerefunded 7/15/11 @ 101)	0	2,178,980	2,178,980
2,000,000	0	2,000,000	Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 5.50% (Convention Center Expansion Project), 6/15/2008	2,002,600	0	2,002,600
1,000,000	0	1,000,000	Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.25% (United States Treasury PRF 6/1/2012@100)/(Original Issue Yield: 5.301%), 6/1/2019	1,059,390	0	1,059,390
			Total	3,061,990	2,178,980	5,240,970
Washington – 3.0%
1,000,000	0	1,000,000	Clark County, WA School District No. 114 Evergreen, UT GO Refunding Bonds (Series 1999), 5.25%, 6/1/2015	1,032,420	0	1,032,420
0	2,485,000	2,485,000	Grant County Public Utility District No 2 Priest Rapids, Series H, FSA, 5.00%, 1/1/11	0	2,623,663	2,623,663
0	2,000,000	2,000,000	King County School District No 415 Kent, Series A, GO, 5.55%, 12/1/11	0	2,175,480	2,175,480
2,000,000	0	2,000,000	North Thurston, WA Public Schools, UT GO Bonds (Series 2007), 5.00% (MBIA Insurance Corp. INS), 12/1/2021	2,129,300	0	2,129,300
0	425,000	425,000	Yakima County, AMBAC, GO, 5.25%, 12/1/16, (Callable 12/1/12 @ 100)	0	452,213	452,213
				3,161,720	5,251,356	8,413,076

Wisconsin – 1.4%
1,000,000	0	1,000,000	Milwaukee County, WI, (Series A), 5.00%, 10/1/2016	1,055,900	0	1,055,900
1,000,000	0	1,000,000	Sheboygan, WI, PCR Refunding Bonds (Series 2006B), 5.00% (Wisconsin Power & Light Co.)/(FGIC INS), 9/1/2015	1,007,610	0	1,007,610
980,000	0	980,000	Wisconsin State HEFA, Refunding Revenue Bonds, 6.00% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101), 8/15/2014	1,091,906	0	1,091,906
1,000,000	0	1,000,000	Wisconsin State HEFA, Revenue Bonds (Series 2005), 5.10% (Vernon Memorial Healthcare, Inc.)/(Original Issue Yield: 5.15%), 3/1/2025	911,530	0	911,530
			Total	4,066,946	0	4,066,946
			Total Municipal Bonds (identified cost $275,714,143)	146,904,466	130,513,428	277,417,894
SHORT TERM MUNICIPALS – 3.6%
Alaska – 0.5%
1,500,000	0	1,500,000	Valdez, AK Marine Terminal, (Series 2003A) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(GTD by BP PLC), 1.300%, 6/2/2008	1,500,000	0	1,500,000

Illinois – 0.2%
0	610,000	610,000	Lake Zurich Rose Road LLC Project, AMT, 2.60%, 6/1/08, (LOC: JP Morgan, Inc.)	0	610,000	610,000

Michigan – 0.4%
0	1,000,000	1,000,000	Michigan Technical University, Series A, AMBAC, 5.00%, 6/6/08	0	1,000,000	1,000,000

Missouri – 0.9%
2,600,000	0	2,600,000	University of Missouri, (Series 2000) Daily VRDNs, 1.400%, 6/2/2008	2,600,000	0	2,600,000

Utah – 0.9%
2,500,000	0	2,500,000	Weber County, UT, (Series 20000C) Daily VRDNs (IHC Health Services, Inc.), 1.400%, 6/2/2008	2,500,000	0	2,500,000

Virginia – 0.7%
1,900,000	0	1,900,000	Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 1.300%, 6/2/2008	1,900,000	0	1,900,000
			Total Short Term Investments (at cost)	8,500,000	1,610,000	10,110,000
MONEY MARKETS – 1.2%
0	111	111	AIM TFIT Tax-Free Cash Reserve Portfolio, Class C	0	111	111
0	3,402,386	3,402,386	Dreyfus Tax Exempt Cash Management	0	3,402,386	3,402,386
0	23,291	23,291	Goldman Sachs Financial Square Tax-Free Money Market Fund	0	23,291	23,291
0	81	81	Merrill Lynch Institutional Tax-Exempt Fund	0	81	81
			Total Money Markets (at cost)	0	3,425,869	3,425,869
			Total Investments –102.3% (identified cost $289,250,012)	155,404,466	135,549,297	290,953,763
			Other Assets and Liabilities – (2.3)%(4)	(8,627,955)	205,306	(8,422,649)
			Total Net Assets – 100.0%	$146,776,511	$135,754,603	$282,531,114
(1) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  At May 31, 2008, this restricted security amounted to $1,387,965 which represented 0.5% of total net assets.

(2) Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.  At May 31, 2008, this liquid restricted security amounted to $1,387,965 which represented 0.5% of total net assets.

(3) Current rate and next reset date shown for Variable Rate Demand Notes.

(4) Assets, other than investments in securities, less liabilities.  See Statement of Assets and Liabilities.

Note:  The categories of investments are shown as a percentage of total net assets ($282,531,114) at May 31, 2008.

The following acronym is used throughout this portfolio:
ACA	—American Capital Access Holding, Ltd.
AMBAC	—American Municipal Bond Assurance Corporation
AMT	—Alternative Minimum Tax Paper
COL	—Collateralized
COPs	—Certificates of Participation
DRIVERs	—Derivative Inverse Tax-Exempt Receipts
EDA	—Economic Development Authority
ETM	—Escrowed to Maturity
FGIC	—Financial Guaranty Insurance Company
FHLMC	—Federal Home Loan Mortgage Corporation
FSA	—Financial Security Assurance
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Prerefunded
SFM	—Single Family Mortgage
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
W/I	—When Issued

(See Notes to Pro Forma Financial Statements)

Federated Intermediate Municipal Trust
Fifth Third Intermediate Municipal Bond Fund
Pro Forma Combining Statements of Assets & Liabilities
May 31, 2008 (unaudited)

	Federated	Fifth Third
	Intermediate	Intermediate
	Municipal	Municipal		Pro Forma		Proforma
	Trust	Bond Fund		Adjustment		Combined
Assets:
Investments in securities, at value	$155,404,466	$135,549,297		$0		$290,953,763
Cash	3,793	0		0		3,793
Income receivable	1,924,733	1,934,794		0		3,859,527
Receivable for investments sold	160,000	0		0		160,000
Receivable for shares sold	35,082	0		0		35,082
Prepaid expenses	0	16,250		0		16,250
Total assets	157,528,074	137,500,341		0		295,028,415
Liabilities:
Payable for investments purchased	9,999,445	1,576,770		0		11,576,215
Payable for shares redeemed	348,271	7,482		0		355,753
Income distribution payable	325,510	0		0		325,510
Payable to Advisor and affiliates	0	103,489		0		103,489
Payable for Directors’/Trustees fees	403	3,097		0		3,500
Payable for distribution and administrative services fee	0	24,269		0		24,269
Payable for shareholder services fees	22,265	0		0		22,265
Accrued expenses	55,669	30,631		0		86,300
Total liabilities	10,751,563	1,745,738		0		12,497,301
Net Assets	$146,776,511	$135,754,603		$0		$282,531,114
Net Assets Consist of:
Paid-in capital	$155,035,886	$132,714,501		$0		$287,750,387
Net unrealized appreciation (depreciation) of investments	(958,725)	2,662,476		0		1,703,751
Accumulated net realized gain (loss) on investments	(7,300,542)	330,018		0		(6,970,524)
Undistributed (distributions in excess of ) net investment income	(108)	47,608		0		47,500
Total Net Assets	$146,776,511	$135,754,603		$0		$282,531,114
Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$0	$1,737,420		$(1,737,420)	(a)	$0
Class B Shares	$0	$370,851		$(370,851)	(a)	$0
Class C Shares	$0	$98,521		$(98,521)	(a)	$0
Institutional Shares	$120,196,324	$133,547,811		$2,206,792		$255,950,927
Class Y Shares	$26,580,187	$0		$0		$26,580,187
Shares Outstanding
Class A Shares	0	173,406		(173,406)	(a)	0
Class B Shares	0	37,048		(37,048)	(a)	0
Class C Shares	0	9,842		(9,842)	(a)	0
Institutional Shares	12,386,007	13,336,063		659,257	(a)	26,381,327
Class Y Shares	2,739,131	0		0		2,739,131
Net Asset Value Per Share
Class A Shares	N/A	$10.02		0		N/A
Class B Shares	N/A	$10.01		0		N/A
Class C Shares	N/A	$10.01		0		N/A
Institutional Shares	$9.70	$10.01		0		$9.70
Class Y Shares	$9.70	N/A		0		$9.70
Offering Price Per Share
Class A Shares	N/A	$10.38	(b)	0		N/A
Class B Shares	N/A	$10.01		0		N/A
Class C Shares	N/A	$10.01		0		N/A
Institutional Shares	$9.70	$10.01		0		$9.70
Class Y Shares	$9.70	N/A		0		$9.70
Redemption Proceeds Per Share
Class A Shares	N/A	$10.02		0		N/A
Class B Shares	N/A	$9.51	(c)	0		N/A
Class C Shares	N/A	$9.91	(d)	0		N/A
Institutional Shares	$9.70	$10.01		0		$9.70
Class Y Shares	$9.70	N/A		0		$9.70

Investments, at identified cost	$156,363,191	$132,886,821		$0		$289,250,012

(a)           Adjustment to reflect share balance as a result of the combination.
(b)           Computation of offering price per share: 100/96.50 of net asset value.
(c)           Computation of redemption price per share: 95.00/100 of net asset value.
(d)           Computation of redemption price per share: 99.00/100 of net asset value.

(See Notes to Pro Forma Financial Statements)
Federated Intermediate Municipal Trust
Fifth Third Intermediate Municipal Bond Fund
Pro Forma Combining Statements of Operations
Year Ended May 31, 2008 (unaudited)

	Federated	Fifth Third
	Intermediate	Intermediate
	Municipal	Municipal	Pro Forma		Pro Forma
	Trust	Bond Fund	Adjustment		Combined
Investment Income:
Dividends	$0	$61,107			$61,107
Interest	7,480,174	6,184,748			13,664,922
	7,480,174	6,245,855			13,726,029

Expenses:
Investment adviser fee	634,623	803,759	(219,207)	(a)	1,219,175
Administrative personnel and services fee	190,000	252,803	(204,454)	(b)	238,349
Custodian fees	6,463	14,248	(7,103)	(c)	13,608
Transfer and dividend disbursing agent fees and expenses	40,632	41,840	1,042	(d)	83,514
Directors'/Trustees' fees	14,381	13,061	(2,442)	(e)	25,000
Auditing fees	22,200	0			22,200
Legal fees	15,891	0	1,014	(f)	16,905
Portfolio accounting fees	72,164	48,893	(18,197)	(g)	102,860
Distribution services fee – Class A Shares	0	5,341	(5,341)	(h)	0
Distribution services fee – Class B Shares	0	2,601	(2,601)	(h)	0
Distribution services fee – Class C Shares	0	1,102	(1,102)	(h)	0
Shareholder services fee – Institutional Shares	230,651	0	252,173	(i)	482,824
Account administration fee – Institutional Shares	23,353	0	25,545	(j)	48,898
Administrative servicing fee – Class C Shares	0	35	(35)	(k)	0
Share registration costs	36,155	46,647	(37,797)	(l)	45,005
Printing and postage	25,716	0	3,696	(m)	29,412
Insurance premiums	5,161	0	339	(n)	5,500
Interest and trust expense	14,822	0			14,822
Miscellaneous	9,137	54,570	(48,707)	(o)	15,000
Total expenses	1,341,349	1,284,900	(263,177)		2,363,072
Waivers, Reimbursement and Reductions:
Waiver of investment adviser fee	(444,367)	0	(237,761)	(p)	(682,128)
Waiver/reimbursement from Advisor and/or affiliates	0	(308,909)	308,909	(q)	0
Waiver of administrative personnel and services fee	(33,414)	0	27,013	(r)	(6,401)
Waiver of distribution services fee – Class A Shares and Class B Shares	0	(2,524)	2,524	(s)	0
Reimbursement of shareholder services fee – Institutional Shares	(25,768)	0	(30,179)	(t)	(55,947)
Reduction of custodian fees	(379)	0			(379)
Total Waivers, Reimbursement and Reduction	(503,928)	(311,433)	70,506		(744,855)
Net expenses	837,421	973,467	(192,671)		1,618,217
Net investment income	6,642,753	5,272,388	192,671		12,107,812
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5,216,787)	55,637			(5,161,150)
Net change in unrealized appreciation/depreciation of investments	(2,943,555)	828,569			(2,114,986)
Net realized and unrealized gain on investments	(8,160,342)	884,206			(7,276,136)
Change in net assets resulting from operations	$(1,517,589)	$6,156,594	$192,671		$4,831,676

(See Notes to Pro Forma Financial Statements)

Federated Intermediate Municipal Trust
Fifth Third Intermediate Municipal Bond Fund
Notes to Pro Forma Financial Statements
For the Year Ended May 31, 2008 (unaudited)

Note 1. Description of the Fund

Federated Intermediate Municipal Trust (the “Federated Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company.      For the purposes of these Pro Forma Financial Statements, the financial information covers the period from June 1, 2007 to May 31, 2008.  The Federated Fund consists of two classes of shares: Class A Shares and Class Y Shares.

Fifth Third Intermediate Municipal Bond Fund (the “Fifth Third Fund”) is a series of Fifth Third Funds and are registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company.  The Fifth Third Fund consists of four classes of shares:  Class A Shares, Class B Shares, Class C Shares and Institutional Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Federated Fund and the Fifth Third Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the year ended May 31, 2008.  These statements have been derived from the books and records utilized in calculating daily net asset values at May 31, 2008.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Federated Fund and the Fifth Third Fund which have been incorporated by reference in the Statement of Additional Information.  The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of the Fifth Third Fund for Institutional Shares of the Federated Fund.  Under generally accepted accounting principles, the Federated Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended May 31, 2008, the Federated Fund and the Fifth Third Fund paid investment advisory fees computed at the annual rate of 0.40% and 0.55%, respectively as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investors, Inc. and Fifth Third Asset Management, Inc. and their affiliates.

Note 3. Portfolio Valuation

For the Federated Fund:
Investment Valuation
In calculating its net asset value (NAV), each Fund generally values investments as follows:
■ Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees
(the “Trustees”).
■ Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds are valued based upon their reported NAVs.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid”evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

For the Fifth Third Fund:
Investment Valuation
Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADR”), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price (“NOCP”), if applicable. Securities in International Equity listed or traded on non-domestic exchanges are valued at the closing price on the exchanges on which they trade. Corporate debt securities and debt securities of U.S. government issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued at fair value on the basis of the closing bid as supplied by an independent pricing service approved by the Board of Trustees (“Trustees”) or valuations provided by dealers. Short-term investments maturing in 60 days or less are valued at either amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Investments in open-end investment companies are valued at net asset value as reported by such investment companies.
Investments for which such quotations are not readily available, or quotations which appear suspect, are valued at fair value as determined in good faith by the investment adviser’s Pricing Committee under the direction of the Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Institutional Shares net asset value per share assumes the issuance of 13,995,320 Institutional Shares of the Federated Fund in exchange for 173,406 Class A Shares, 37,048 Class B Shares, 9,842 Class C Shares and 13,336,063 Institutional Shares of the Fifth Third Fund which would have been outstanding at May 31, 2008 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Federated InterContinental Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

The proposed acquisition would result in a tax-free transfer of assets from the Fifth Third Fund to the Federated Fund.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Note 6. Pro Forma Adjustments

(a)  Federated Investment Management Company is the Federated Fund’s investment adviser (the “Adviser”).  The advisory agreement between the Federated Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets.  Fifth Third Asset Management, Inc. (FTAM) is the Fifth Third Fund’s investment adviser.  The advisory agreement between the Fifth Third Fund and the Adviser provides for an annual fee equal to 0.55% of the Fund’s average daily net assets.

An adjustment to the combined investment adviser fee reflects the fee structure of the Federated Fund on the average daily net assets of the Federated Fund Pro Forma Combined.

(b)  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Federated Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.  FTAM is the Fifth Third Fund’s administrator.  The fee paid to FTAM is based on the average aggregate daily net assets of the Fifth Third Funds, subject to an annual $20,000 minimum fee.  An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Fund on the average daily net assets of Federated Fund Pro Forma Combined.

(c)  Adjustment to reflect custodian fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from the combining of two Funds into one.

(d)  Adjustment to reflect transfer and dividend disbursing agent fees and expenses based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(e)  Adjustment to reflect directors’/trustees’ fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(f)  Adjustment to reflect legal fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund.  The Fifth Third Fund did not historically break out legal fees separately.

(g)  Adjustment to reflect portfolio accounting fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(h)  The Fifth Third Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. FTAM Funds Distributor, Inc. is the Fund’s distributor/principal underwriter (the “Distributor”). Under the terms of the Plan, the Fund will compensate the Distributor from the net assets of the Fund’s Class A, Class B and Class C shares to finance activities intended to result in the sales of the Fund’s shares. The Plan provides that the Fund will incur fees accrued daily and paid monthly to the Distributor at annual rates up to that shown below based on average daily net assets of the respective classes in the Plan. The Distributor has voluntarily agreed to limit the expenses of the Fund’s Class B Shares by way of waiving a portion of the Distribution and/or Servicing Fee.  The Distribution/Servicing Fee for the Fifth Third Funds is 0.25%, 1.00% and 0.75% for Class A Shares, Class B Shares and Class C Shares based on the average daily net assets of each class.  The Distributor has agreed to waive 0.75% of its fee for Class B Shares.  Adjustment to reflect the distribution services fee structure of the Federated Fund Pro Forma Combined.  The Federated Fund does not charge a distribution services fee for Institutional Shares.

(i)  Under the terms of a Shareholder Services Agreement, the Federated Fund may pay fees up to 0.25% of the average daily net assets of Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC).  Adjustment is to apply the expense structure of the Federated Fund to the average daily net assets of Federated Fund Pro Forma Combined.  Adjustment to reflect the shareholder services fee structure of the Federated Fund Pro Forma Combined.

(j)  Adjustment to account administration fee based upon the current expense structure for the Federated Fund Pro Forma Combined.

(k)  The Fifth Third Fund has an Administrative Servicing Agreement with the Distributor with respect to the Class C Shares.  Under the Agreement, certain administrative services, including those relating to the maintenance of shareholder accounts, were provided to these shareholders during the year.  The Distributor receives fees of up to 0.25% for Class C Shares based on the average daily net assets of that class.  Adjustment to reflect the administrative services fee structure of the Federated Fund Pro Forma Combined.  The Federated Fund does not charge an administrative services fee.

(l) Adjustment to share registration costs based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(m)  Adjustment to printing and postage based upon the current expense structure for the Federated Fund Pro Forma Combined Fund.  The Fifth Third Fund did not historically break out printing and postage separately.

(n)  Adjustment to insurance premiums based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(o)  Adjustment to miscellaneous expense based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(p)  Each Fund’s Adviser may voluntarily choose to waive any portion of its fee.  This voluntary waiver can be terminated at any time.  Adjustment reflects the fee structure of the Federated Fund on the average daily net assets of Federated Fund Pro Forma Combined.

(q)  Adjustment reflects the fee structure of the Federated Fund on the average daily net assets of Federated Fund Pro Forma Combined.  The Federated Fund does not combine waivers and/or reimbursements by affiliates.

(r)  Adjustment to reflect the voluntary waiver of administrative personnel and services fees for the Federated Fund Pro Forma Combined Fund.

(s)  Adjustment to reflect elimination of waiver of distribution services fee for Class A Shares and Class B Shares since these classes are not available in the Federated Fund Pro Forma Combined.

(t)  Adjustment reflects the voluntary reimbursement of distribution services fee for Institutional Shares for the Federated Fund Pro Forma Combined.

PRO FORMA FINANCIAL STATEMENTS FOR THE YEAR ENDED FEBRUARY 29, 2008 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Michigan Intermediate Municipal Trust and Fifth Third Michigan Municipal Bond Fund (individually referred to as the “Fund” or collectively as the “Funds”), for the year ended February 29, 2008.  For the purposes of these Pro Forma Financial Statements, the financial information covers the period from March 1, 2007 to February 29, 2008.  These statements have been derived from the books and records utilized in calculating daily net asset values at February 29, 2008.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of Fifth Third Michigan Municipal Bond Fund for Class A Shares of Federated Michigan Intermediate Municipal Trust. Under generally accepted accounting principles, Federated Michigan Intermediate Municipal Trust will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

Federated Michigan Intermediate Municipal Trust
Fifth Third Michigan Municipal Bond
Pro Forma Combining Portfolio of Investments
February 29, 2008 (unaudited)

Federated				Federated
Michigan	Fifth Third			Michigan	Fifth Third
Intermediate	Michigan			Intermediate	Michigan
Municipal	Municipal	Pro Forma		Municipal	Municipal	Pro Forma
Trust	Bond	Combined		Trust	Bond	Combined

	Principal
	Amount				Value
MUNICIPAL BONDS - 97.9%
Michigan - 97.7%
$1,000,000	0	$1,000,000	Allendale, MI Public School District, UT GO Bonds, 5.00% (FSA INS), 5/1/2021	$1,012,190	$0	$1,012,190
500,000	0	500,000	Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (GTD by Q-SBLF), 5/1/2014	537,475	0	537,475
1,000,000	0	1,000,000	Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (GTD by Q-SBLF), 5/1/2017	1,075,350	0	1,075,350
365,000	0	365,000	Anchor Bay, MI School District, School Building & Site UT GO Bonds (Series II), 6.125% (FGIC INS), 5/1/2011	397,091	0	397,091
1,070,000	0	1,070,000	Anchor Bay, MI School District, UT GO Bonds (Series 1999I), 5.75% (United States Treasury PRF 5/1/2009@100)/(Original Issue Yield: 5.80%), 5/1/2014	1,106,359	0	1,106,359
0	880,000	880,000	Ann Arbor MI Water Supply System, 5.00% , 2/1/2010	0	912,340	912,340
1,300,000	0	1,300,000	Ann Arbor, MI Public School District, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2019	1,339,741	0	1,339,741
1,125,000	0	1,125,000	Armada, MI Area Schools, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2021	1,139,119	0	1,139,119
1,060,000	0	1,060,000	Armada, MI Area Schools, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2023	1,055,463	0	1,055,463
0	800,000	800,000	Avondale School District, GO, Q-SBLF, 5.00%, 5/1/2010	0	835,000	835,000
1,000,000	0	1,000,000	Battle Creek, MI School District, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2013	1,071,190	0	1,071,190
1,000,000	0	1,000,000	Battle Creek, MI School District, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2022	1,002,120	0	1,002,120
2,000,000	0	2,000,000	Bay City, MI School District, School Building & Site UT GO Bonds (Series 2006), 5.00% (FSA INS), 5/1/2014	2,146,760	0	2,146,760
1,090,000	0	1,090,000	Boyne City, MI Public School District, UT GO Bonds, 5.60% (United States Treasury PRF 5/1/2009@100)/(Original Issue Yield: 5.70%), 5/1/2014	1,125,163	0	1,125,163
1,000,000	0	1,000,000	Brandon School District, MI, UT GO School Building and Site Bonds, 5.00% (FSA INS), 5/1/2019	1,029,880	0	1,029,880
1,215,000	0	1,215,000	Bridgeport Spaulding, MI Community School District, UT GO Bonds, 5.50% (GTD by Q-SBLF), 5/1/2015	1,306,064	0	1,306,064
0	220,000	220,000	Calumet Laurium & Keweenah Public Schools, FSA, GO, W/I, 3.75%, 5/1/2013	0	224,024	224,024
0	455,000	455,000	Calumet Laurium & Keweenah Public Schools, FSA, GO, W/I, 4.00%, 5/1/2014	0	466,721	466,721
0	100,000	100,000	Canton Charter Township Capital Improvements, FSA, GO, WI, 5.00%, 4/1/2014	0	107,460	107,460
1,245,000	0	1,245,000	Charlevoix, MI Public School District, Refunding UT GO Bonds, 5.25% (GTD by Q-SBLF), 5/1/2016	1,321,045	0	1,321,045
0	500,000	500,000	Chippewa Valley Schools, FSA, GO, VA, Q-SBLF, 5.00%, 5/1/2014	0	537,460	537,460
1,905,000	0	1,905,000	Chippewa Valley, MI Schools, UT GO School Building & Site Bonds, 5.00% (FSA INS), 5/1/2019	1,960,359	0	1,960,359
0	1,000,000	1,000,000	Clarkston Community Schools, FSA-CR, GO, 5.25%, 5/1/2029, (Prerefunded 5/1/13 @ 100)	0	1,084,300	1,084,300
0	515,000	515,000	Coldwater Electric, AMT, XLCA, 4.50%, 8/1/2011	0	530,548	530,548
0	570,000	570,000	Coldwater Electric, AMT, XLCA, 4.50%, 8/1/2013	0	584,546	584,546
1,400,000	0	1,400,000	Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2021	1,415,540	0	1,415,540
1,250,000	0	1,250,000	Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2022	1,252,412	0	1,252,412
1,000,000	0	1,000,000	Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	1,090,060	0	1,090,060
0	1,500,000	1,500,000	Detroit Sewer Disposal, MBIA, 5.50%, 7/1/2016	0	1,633,470	1,633,470
0	1,000,000	1,000,000	Detroit Water Supply System, Series A, FSA, 5.00%, 7/1/2015	0	1,065,490	1,065,490
1,000,000	0	1,000,000	Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 1999A), 5.75% (United States Treasury PRF 1/1/2010@101)/(Original Issue Yield: 5.84%), 7/1/2019	1,057,520	0	1,057,520
2,000,000	0	2,000,000	Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 2006A), 5.00% (FSA INS), 7/1/2018	2,074,400	0	2,074,400
0	2,000,000	2,000,000	Detroit, MI, Convention Facility Revenue, 5.00%, 9/30/2008	0	2,023,280	2,023,280
1,335,000	0	1,335,000	Detroit, MI, Refunding UT GO Bonds, 5.75% (FSA INS), 4/1/2010	1,404,046	0	1,404,046
1,000,000	0	1,000,000	Detroit, MI, UT GO Bonds (Series 1999A), 5.00% (FSA INS)/(Original Issue Yield: 5.16%), 4/1/2019	1,013,560	0	1,013,560
1,000,000	0	1,000,000	Detroit, MI, UT GO Bonds, (Series A-1), 5.375% (MBIA Insurance Corp. INS), 4/1/2017	1,050,970	0	1,050,970
1,120,000	0	1,120,000	Detroit, MI, UT GO Bonds, (Series B), 5.00% (FSA INS), 4/1/2015	1,199,923	0	1,199,923
1,000,000	0	1,000,000	Detroit/Wayne County, MI Stadium Authority, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.55%), 2/1/2011	1,011,580	0	1,011,580
1,000,000	0	1,000,000	Dickinson County, MI Economic Development Corp., Refunding Environmental Improvement Revenue Bonds (Series 2002A), 5.75% (International Paper Co.), 6/1/2016	1,011,920	0	1,011,920
2,000,000	0	2,000,000	Dickinson County, MI Economic Development Corp., Refunding PCRBs (Series 2004A), 4.80% (International Paper Co.), 11/1/2018	1,843,240	0	1,843,240
1,925,000	0	1,925,000	East Grand Rapids, MI Public School District, Refunding UT GO Bonds (Series 2001), 5.50% (GTD by Q-SBLF), 5/1/2019	2,023,002	0	2,023,002
0	250,000	250,000	Essexville-Hampton Public Schools, FSA, GO, W/I, 4.00%, 5/1/2014	0	256,440	256,440
0	330,000	330,000	Fremont Public School District, FSA, GO, W/I, 3.25%, 5/1/2013	0	328,284	328,284
0	395,000	395,000	Goodrich Area School District, FSA, GO, W/I, 3.50%, 5/1/2013	0	395,727	395,727
1,000,000	0	1,000,000	Grand Blanc, MI Community Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2015	1,062,200	0	1,062,200
0	605,000	605,000	Grand Rapids & Kent County Joint Building Authority, GO, 5.50%, 10/1/2009	0	631,844	631,844
1,000,000	0	1,000,000	Hartland, MI Consolidated School District, Refunding UT GO Bonds, 5.375% (GTD by Q-SBLF), 5/1/2016	1,057,540	0	1,057,540
1,650,000	0	1,650,000	Hartland, MI Consolidated School District, UT GO Bonds, 5.75% (GTD by Q-SBLF), 5/1/2010	1,749,660	0	1,749,660
1,375,000	0	1,375,000	Howell, MI Public Schools, Refunding UT GO Bonds (Series 2001), 5.25% (GTD by Q-SBLF), 5/1/2014	1,448,989	0	1,448,989
1,575,000	0	1,575,000	Howell, MI Public Schools, Refunding UT GO Bonds, 5.25% (GTD by Q-SBLF), 5/1/2017	1,659,751	0	1,659,751
2,000,000	0	2,000,000	Howell, MI Public Schools, UT GO Bonds, 5.875% (United States Treasury PRF 5/1/2009@100)/(Original Issue Yield: 5.95%), 5/1/2022	2,070,820	0	2,070,820
2,000,000	0	2,000,000	Jackson County, MI Public Schools, UT GO Bonds, 5.60% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.70%), 5/1/2019	2,109,780	0	2,109,780
1,575,000	0	1,575,000	Jenison, MI Public Schools, UT GO Refunding Bonds, 5.25% (FGIC INS), 5/1/2011	1,661,357	0	1,661,357
0	450,000	450,000	Kalamazoo Water Supply System, AMBAC, W/I, 5.00%, 9/1/2014	0	482,400	482,400
0	510,000	510,000	Kalamazoo Water Supply System, AMBAC, W/I, 5.00%, 9/1/2015	0	545,787	545,787
1,000,000	0	1,000,000	Kalamazoo, MI Public Schools, Refunding Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2018	1,041,940	0	1,041,940
1,785,000	0	1,785,000	Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford International Airport), 1/1/2021	1,814,220	0	1,814,220
1,345,000	0	1,345,000	Kent County, MI, Capital Improvement LT GO Bonds (Series 2004A), 5.00%, 12/1/2020	1,373,487	0	1,373,487
1,250,000	0	1,250,000	Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.50% (Metropolitan Hospital), 7/1/2020	1,223,625	0	1,223,625
0	1,075,000	1,075,000	Kent Hospital Finance Authority, Spectrum Health, Series A, 5.25%, 1/15/2009	0	1,097,403	1,097,403
0	600,000	600,000	Kent Hospital Finance Authority, Spectrum Health, Series B, 5.00%, 7/15/2011	0	622,488	622,488
1,000,000	0	1,000,000	Lake Orion, MI School District, UT GO Bonds (Series 2000A), 5.75% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.89%), 5/1/2015	1,058,020	0	1,058,020
1,700,000	0	1,700,000	Lake Superior State University, MI, General Revenue Bonds, 5.50% (AMBAC INS), 11/15/2021	1,720,859	0	1,720,859
2,275,000	0	2,275,000	Lakeview, MI Public School District, Refunding UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2017	2,411,159	0	2,411,159
1,000,000	0	1,000,000	Lanse Creuse, MI Public Schools, UT GO Bonds (Series 2000), 5.40% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.50%), 5/1/2016	1,050,710	0	1,050,710
1,000,000	0	1,000,000	Lansing, MI School District, Refunding School Building & Site UT GO Bonds, 5.00% (GTD by Q-SBLF), 5/1/2020	1,016,920	0	1,016,920
1,000,000	0	1,000,000	Madison, MI District Public Schools, Refunding UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2009@100), 5/1/2015	1,031,120	0	1,031,120
1,000,000	0	1,000,000	Marshall, MI Public School District, UT GO Refunding Bonds, 4.00% (XL Capital Assurance Inc. INS), 5/1/2013	1,012,410	0	1,012,410
1,200,000	0	1,200,000	Marysville, MI Public School District, School Building & Site UT GO Bonds (Series 2007), 5.00% (FSA INS), 5/1/2022	1,202,544	0	1,202,544
2,000,000	0	2,000,000	Mattawan, MI Consolidated School District, UT GO Bonds, 5.65% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.67%), 5/1/2018	2,111,860	0	2,111,860
0	320,000	320,000	Michigan Higher Education Facilities Authority, Hope College Project, 4.60%, 10/1/2008	0	319,917	319,917
0	1,000,000	1,000,000	Michigan Higher Education Student Loan Authority, Series XII-W, AMBAC, AMT, 4.60%, 9/1/2008	0	1,007,700	1,007,700
0	200,000	200,000	Michigan Higher Education Student Loan Authority, Series XII-W, AMBAC, AMT, 4.75%, 3/1/2009	0	203,758	203,758
0	1,000,000	1,000,000	Michigan Higher Education Student Loan Authority, Series XVII-I, AMBAC, AMT, 3.65%, 3/1/2010	0	1,002,850	1,002,850
1,000,000	0	1,000,000	Michigan Municipal Bond Authority, Revenue Bonds (Series 2005B), 5.00% (Detroit, MI City School District)/(FSA INS), 6/1/2015	1,060,240	0	1,060,240
1,000,000	0	1,000,000	Michigan Municipal Bond Authority, Revenue Bonds (Series 2007B), 5.00% (AMBAC INS), 12/1/2013	1,070,690	0	1,070,690
2,190,000	0	2,190,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.625% (Drinking Water Revolving Fund)/(United States Treasury PRF 10/1/2009@101), 10/1/2013	2,306,026	0	2,306,026
1,000,000	0	1,000,000	Michigan State Building Authority, Facilities Program Refunding Revenue Bonds (Series 2001I), 5.50%, 10/15/2019	1,055,670	0	1,055,670
2,000,000	0	2,000,000	[1]Michigan State Building Authority, Revenue Bonds (Series 2006 IA) (FGIC INS) 4.77%, 10/15/2021	905,500	0	905,500
1,100,000	0	1,100,000	Michigan State Building Authority, Revenue Refunding Bonds, (Series 1), 4.75% (Original Issue Yield: 4.98%), 10/15/2018	1,103,839	0	1,103,839
1,000,000	0	1,000,000	Michigan State Department of Transportation, GANs (Series 2007), 5.25% (FSA INS), 9/15/2019	1,053,370	0	1,053,370
1,500,000	0	1,500,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.50% (Henry Ford Health System, MI)/(United States Treasury COL), 3/1/2013	1,638,810	0	1,638,810
1,275,000	0	1,275,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2007A), 5.00% (Oakwood Obligated Group), 7/15/2018	1,258,693	0	1,258,693
1,000,000	0	1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2021	956,850	0	956,850
1,000,000	0	1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Marquette General Hospital, MI), 5/15/2012	1,021,420	0	1,021,420
1,000,000	0	1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Marquette General Hospital, MI), 5/15/2013	1,017,820	0	1,017,820
2,000,000	0	2,000,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2006A), 5.00% (MidMichigan Obligated Group), 4/15/2026	1,857,860	0	1,857,860
1,300,000	0	1,300,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI), 3/1/2016	1,335,997	0	1,335,997
1,175,000	0	1,175,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 6.00% (Trinity Healthcare Credit Group)/(Original Issue Yield: 6.14%), 12/1/2020	1,231,529	0	1,231,529
1,000,000	0	1,000,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	1,011,750	0	1,011,750
2,000,000	0	2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1993P), 5.375% (Sisters of Mercy Health System)/(United States Treasury COL)/(Original Issue Yield: 5.55%), 8/15/2014	2,148,880	0	2,148,880
2,000,000	0	2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011	2,097,480	0	2,097,480
2,000,000	0	2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2005C), 5.00% (McLaren Health Care Corp.), 8/1/2020	1,933,460	0	1,933,460
2,000,000	0	2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Trinity Healthcare Credit Group), 12/1/2026	1,855,020	0	1,855,020
1,000,000	0	1,000,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5.00% (Chelsea Community Hospital)/(Original Issue Yield: 5.30%), 5/15/2012	1,009,400	0	1,009,400
500,000	0	500,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2017	504,560	0	504,560
3,500,000	0	3,500,000	Michigan State House of Representatives, COP, 5.29% (Capitol Outlook LLC)/(AMBAC INS)/(Original Issue Yield: 5.29%), 8/15/2022	1,552,705	0	1,552,705
0	500,000	500,000	Michigan State South Center Power Agency, AMBAC, W/I, 4.50%, 11/1/2011	0	507,890	507,890
820,000	0	820,000	Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.00% (NSF International), 8/1/2013	850,602	0	850,602
2,000,000	0	2,000,000	Michigan State Strategic Fund, Revenue Bonds, 4.25% TOBs (Republic Services, Inc.), Mandatory Tender 4/1/2014	1,863,200	0	1,863,200
175,000	0	175,000	Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village, Inc.)/(Original Issue Yield: 5.422%), 7/1/2018	169,573	0	169,573
1,000,000	0	1,000,000	Michigan State Strategic Fund, Solid Disposal LT Obligation Refunding Revenue Bonds (Series 2002), 4.625% (Waste Management, Inc.), 12/1/2012	992,990	0	992,990
1,000,000	0	1,000,000	Michigan State Strategic Fund, Solid Waste Refunding LO Revenue Bonds, 4.50% (Waste Management, Inc.), 12/1/2013	978,120	0	978,120
1,000,000	0	1,000,000	Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50% (United States Treasury PRF 11/1/2011@100), 11/1/2018	1,073,660	0	1,073,660
2,000,000	0	2,000,000	Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2014	2,134,100	0	2,134,100
2,000,000	0	2,000,000	Michigan State University, LIBOR-Index Revenue Bonds (Series 2007B), 2.634% (AMBAC INS), 2/15/2028	1,670,500	0	1,670,500
0	450,000	450,000	Michigan State University, Series A, AMBAC, 4.00%, 2/15/2012	0	459,212	459,212
0	850,000	850,000	Michigan Technological University, 6.00%, 10/1/2018	0	850,000	850,000
1,250,000	0	1,250,000	Milan, MI Area Schools, UT GO Bonds (Series 2000A), 5.75% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.86%), 5/1/2020	1,322,525	0	1,322,525
0	1,075,000	1,075,000	Mount Clemens Community School District, GO, Q-SBLF, 5.50%, 5/1/2012, (Prerefunded 11/1/11 @ 100)	0	1,153,088	1,153,088
0	1,000,000	1,000,000	Municipal Bond Authority, Government Loan Program, Series C, 5.00%, 5/1/2010	0	1,041,410	1,041,410
0	1,000,000	1,000,000	Municipal Bond Authority, State Clean Water Revolving Fund, 5.00%, 10/1/2013	0	1,075,320	1,075,320
1,350,000	0	1,350,000	North Branch, MI Area Schools, UT GO School Building and Site Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2017	1,409,062	0	1,409,062
600,000	0	600,000	Novi, MI Community School District, School Building & Site UT GO Bonds, 4.00% (MBIA Insurance Corp. INS), 5/1/2014	610,824	0	610,824
0	525,000	525,000	Ovid Elsie Area Schools, FSA, GO, W/I, 4.00%, 5/1/2015	0	534,802	534,802
0	250,000	250,000	Portage Public Schools, FSA, GO, W/I, 3.25%, 5/1/2013	0	247,533	247,533
1,170,000	0	1,170,000	Romulus, MI Community Schools, UT GO Bonds, 6.00% (United States Treasury PRF 5/1/2009@100), 5/1/2011	1,213,103	0	1,213,103
1,130,000	0	1,130,000	Romulus, MI Tax Increment Finance Authority, Recreation Center LT GO Bonds, 5.00% (FSA INS), 11/1/2022	1,133,074	0	1,133,074
1,100,000	0	1,100,000	Roseville, MI Community Schools, School Building & Site Refunding UT GO Bonds, 5.00% (FSA INS), 5/1/2021	1,112,210	0	1,112,210
1,400,000	0	1,400,000	Saginaw, MI City School District, School Building and Site UT GO Bonds, 5.00% (FSA INS), 5/1/2018	1,457,736	0	1,457,736
1,000,000	0	1,000,000	Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004G), 5.00% (Covenant Medical Center, Inc.), 7/1/2017	1,002,090	0	1,002,090
1,500,000	0	1,500,000	Saginaw, MI Hospital Finance Authority, Refunding Revenue Bonds (Series 1999E), 5.625% (Covenant Medical Center, Inc.)/(MBIA Insurance Corp. INS), 7/1/2013	1,554,180	0	1,554,180
5,000,000	0	5,000,000	Saginaw, MI Hospital Finance Authority, Revenue Bonds, (Series F), 6.50% (Covenant Medical Center, Inc.)/(Original Issue Yield: 6.645%), 7/1/2030	5,266,600	0	5,266,600
1,000,000	0	1,000,000	Sault Ste Marie, MI Area Public Schools, UT GO Bonds, 5.375% (United States Treasury PRF 5/1/2009@100)/(Original Issue Yield: 5.65%), 5/1/2019	1,029,680	0	1,029,680
0	675,000	675,000	South Lyon Community Schools, Series II, GO, MBIA, 5.25%, 5/1/2018, (Prerefunded 5/1/14 @ 100)	0	734,805	734,805
0	1,115,000	1,115,000	South Macomb Disposal Authority, AMBAC, 5.00%, 9/1/2008	0	1,127,744	1,127,744
1,675,000	0	1,675,000	Southfield, MI Public Schools, UT GO School Building and Site Bonds (Series B), 5.00% (FSA INS), 5/1/2012	1,784,193	0	1,784,193
0	1,000,000	1,000,000	[2]State Building Authority, Facilities Program, Series I, AMBAC, 5.00%, 10/15/2029, (Mandatory Put 10/15/11 @ 100)	0	1,054,950	1,054,950
0	300,000	300,000	State Hospital Finance Authority, Crittenton Hospital, Series A, 4.15%, 3/1/2008	0	300,000	300,000
0	250,000	250,000	State Hospital Finance Authority, Edward W. Sparrow Hospital, 5.00%, 11/15/2012	0	258,318	258,318
0	250,000	250,000	State Hospital Finance Authority, Henry Ford Health System, 5.00%, 11/15/2014	0	258,455	258,455
0	450,000	450,000	State Hospital Finance Authority, Holland Community Hospital, Series A, 4.15%, 1/1/2012	0	451,400	451,400
0	905,000	905,000	State Hospital Finance Authority, Marquette General Hospital, 5.00%, 5/15/2010	0	915,426	915,426
0	405,000	405,000	State Hospital Finance Authority, McLaren Health Care, Series C, 4.00%, 8/1/2008	0	407,094	407,094
0	530,000	530,000	State Hospital Finance Authority, Oakwood Healthcare System, 5.00%, 7/15/2011	0	545,815	545,815
0	395,000	395,000	State Housing Development Authority, Multi-Family, AMT, GNMA, 3.55%, 4/20/2008	0	395,126	395,126
0	710,000	710,000	State Housing Development Authority, Parkway Meadows Project, FSA, 3.50%, 10/15/2009	0	719,216	719,216
0	195,000	195,000	State Housing Development Authority, Rental Housing, Series B, AMT, FSA, 4.00%, 10/1/2012	0	193,467	193,467
0	145,000	145,000	State Housing Development Authority, Rental Housing, Series B, AMT, FSA, 4.00%, 4/1/2012	0	143,975	143,975
0	210,000	210,000	State Housing Development Authority, Rental Housing, Series B, AMT, FSA, 4.05%, 10/1/2013	0	207,623	207,623
0	100,000	100,000	State Housing Development Authority, Rental Housing, Series B, AMT, FSA, 4.05%, 4/1/2013	0	98,959	98,959
0	500,000	500,000	State Housing Development Authority, Rental Housing, Series D, AMT, GO, 3.75%, 10/1/2011	0	490,540	490,540
0	950,000	950,000	State of Michigan Comprehensive Transportation, Series A, FSA, 5.50%, 5/15/2011	0	1,020,889	1,020,889
0	1,000,000	1,000,000	State of Michigan, Grant Antic Buildings, FSA, 4.25%, 9/15/2012	0	1,040,070	1,040,070
0	2,000,000	2,000,000	[2]State of Michigan, Series A, COP, MBIA, 5.00%, 9/1/2031, (Mandatory Put 9/1/11 @ 100)	0	2,107,120	2,107,120
0	1,000,000	1,000,000	State of Michigan, Trunk Line, FGIC, 5.00%, 11/1/2010	0	1,049,860	1,049,860
0	250,000	250,000	Strategic Fund, Solid Waste Management Project, AMT, 4.625%, 12/1/2012	0	246,898	246,898
1,130,000	0	1,130,000	Taylor, MI Building Authority, Refunding LT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2015	1,189,393	0	1,189,393
1,350,000	0	1,350,000	Thornapple Kellogg, MI School District, School Building & Site Refunding UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2022	1,353,847	0	1,353,847
1,250,000	0	1,250,000	Trenton, MI Building Authority, LT GO Bonds, 5.625% (United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 5.73%), 10/1/2021	1,342,363	0	1,342,363
2,000,000	0	2,000,000	Troy, MI City School District, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2020	2,041,140	0	2,041,140
0	510,000	510,000	University of Michigan Hospital, 5.00%, 12/1/2009	0	529,069	529,069
1,000,000	0	1,000,000	University of Michigan, Revenue Refunding Bonds, (Series A-1), 5.25% (University of Michigan Health System), 12/1/2009	1,015,350	0	1,015,350
500,000	0	500,000	Utica, MI Community Schools, School Building and Site Refunding UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2017	529,145	0	529,145
0	750,000	750,000	Warren Consolidated School District, FSA, GO, 5.00%, 5/1/2016	0	803,873	803,873
1,625,000	0	1,625,000	Warren Woods, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2018	1,692,015	0	1,692,015
1,000,000	0	1,000,000	Waverly, MI Community Schools, School Building and Site UT GO Bonds (Series 2000), 5.75% (United States Treasury PRF 5/1/2010@100), 5/1/2015	1,058,020	0	1,058,020
0	1,000,000	1,000,000	Wayne County Airport Authority, AMT, MBIA, 5.00%, 12/1/2009	0	1,024,530	1,024,530
0	1,000,000	1,000,000	Wayne County Community College, FGIC, GO, 5.25%, 7/1/2009	0	1,027,200	1,027,200
2,000,000	0	2,000,000	Wayne County, MI Airport Authority, Airport Refunding Revenue Bonds, 5.00% (FGIC INS), 12/1/2022	1,931,400	0	1,931,400
0	1,000,000	1,000,000	Wayne Westland Community Schools, FSA, GO, Q-SBLF, 5.00%, 5/1/2010	0	1,046,310	1,046,310
1,775,000	0	1,775,000	West Bloomfield, MI School District, Refunding UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2011@100), 5/1/2015	1,895,860	0	1,895,860
900,000	0	900,000	West Bloomfield, MI School District, UT GO Bonds, 5.70% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.75%), 5/1/2014	951,273	0	951,273
1,000,000	0	1,000,000	West Branch Rose City, MI Area School District, UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2009@100)/(Original Issue Yield: 5.60%), 5/1/2017	1,031,120	0	1,031,120
1,025,000	0	1,025,000	Whitehall, MI District Schools, UT GO Bonds, 5.50% (United States Treasury PRF 11/1/2011@100), 5/1/2016	1,102,705	0	1,102,705
1,250,000	0	1,250,000	Willow Run, MI Community School District, UT GO Bonds, 5.00% (FSA INS), 5/1/2015	1,338,713	0	1,338,713
0	600,000	600,000	Wyandotte Electric, Series A, AMT, MBIA, 4.50%, 10/1/2011	0	617,532	617,532
0	600,000	600,000	Wyandotte Electric, Series A, AMT, MBIA, 5.00%, 10/1/2012	0	627,636	627,636
380,000	0	380,000	Wyandotte, MI Electric Authority, Revenue Refunding Bonds, 6.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.55%), 10/1/2008	388,425	0	388,425
2,350,000	0	2,350,000	Ypsilanti, MI School District, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2023	2,339,942	0	2,339,942
0	270,000	270,000	Zeeland MI, Water System Revenue 4.00%, 10/1/2008	0	271,393	271,393
0	280,000	280,000	Zeeland MI, Water System Revenue 4.00%, 10/1/2009	0	281,649	281,649
Puerto Rico - 0.2%
0	500,000	500,000	Government Development Bank, Series C, AMT, GO, 5.25%, 1/1/2015	0	514,095	514,095
			TOTAL MUNICIPAL BONDS (Cost $190,771,330)	147,778,815	43,279,525	191,058,340
SHORT-TERM MUNICIPAL - 0.1%[2]
Puerto Rico - 0.1%
100,000	0	100,000	Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.750%, 3/5/2008 (AT AMORTIZED COST)	100,000	0	100,000
SHORT-TERM INVESTMENTS - 0.8%
Money Markets - 0.8%
0	1,385,116	1,385,116	Dreyfus Tax Exempt Cash Management, Institutional Shares	0	1,385,112	1,385,112
0	106,072	106,072	Goldman Sachs Financial Square Tax-Free Money Market Fund, Institutional Shares	0	106,072	106,072
0	392	392	Merrill Lynch Institutional Tax-Exempt Fund, Institutional Shares	0	392	392
0	186	186	Tax-Free Investments Co., Institutional Shares	0	186	186
			Total Money Markets (AT AMORTIZED COST)	0	1,491,762	1,491,762
			Total Investments (Identified Cost $192,363,092) - 98.8%	147,878,815	44,771,287	192,650,102
			Other Assets & Liabilities - 1.2%[3]	1,847,818	574,095	2,421,913
			Total Net Assets - 100%	$149,726,633	$45,345,382	$195,072,015

Securities that are subject to the federal alternative minimum tax (AMT) represent 3.5% of the Fund’s portfolio as calculated based upon total market value.

1 Zero coupon bond, reflects effective rate at time of purchase.
2 Current rate and next reset date shown for Variable Rate Demand Notes.
3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	—American Municipal Bond Assurance Corporation
COL	—Collateralized
COP	—Certificate of Participation
CR	—Custodian Receipt
FGIC	—Financial Guaranty Insurance Company
FSA	—Financial Security Assurance
GANs	—Grant Anticipation Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
INS	—Insured
LIBOR	—London Interbank Offered Rate
LO	—Limited Obligation
LT	—Limited Tax
PCRBs	—Pollution Control Revenue Bonds
PRF	—Prerefunded
Q-SBLF	—Qualified State Bond Loan Fund
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VA	—Department of Veteran Affairs
W/I	—When Issued
XLCA	—XL Capital Assurance

Federated Michigan Intermediate Municipal Trust
Fifth Third Michigan Municipal Bond Fund
Pro Forma Combining Statements of Assets & Liabilities
February 29, 2008 (unaudited)

	Federated		Fifth Third
	Michigan		Michigan
	Intermediate		Municipal		Pro Forma		Proforma
	Municipal Trust		Bond Fund		Adjustment		Combined
Assets:
Investments in securities, at value	$147,878,815		$44,771,287		$0		$192,650,102
Cash	67,879		0		0		67,879
Income receivable	2,224,090		611,955		0		2,836,045
Receivable for shares sold	41,919		0		0		41,919
Prepaid expenses	0		22,222		0		22,222
Total assets	150,212,703		45,405,464		0		195,618,167
Liabilities:
Payable for shares redeemed	236,580		0		0		236,580
Income distribution payable	195,705		0		0		195,705
Payable to Advisor and affiliates	0		13,273		0		13,273
Payable for distribution services fee	0		928		0		928
Payable for shareholder services fees	29,355		0		0		29,355
Accrued expenses	24,430		45,881		0		70,311
Total liabilities	486,070		60,082		0		546,152
Net Assets	$149,726,633		$45,345,382		$0		$195,072,015
Net Assets Consist of:
Paid-in capital	$150,638,737		$45,540,858		$0		$196,179,595
Net unrealized appreciation of investments	172,636		114,374		0		287,010
Accumulated net realized loss on investments, futures contracts and swap contracts	(1,101,632)		(325,011)		0		(1,426,643)
Undistributed net investment income	16,892		15,161		0		32,053
Total Net Assets	$149,726,633		$45,345,382		$0		$195,072,015
Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$149,726,633		$3,545,978		$41,799,404	(a)	$195,072,015
Class B Shares	$0		$561,775		$(561,775)	(a)	$0
Class C Shares	$0		$95,374		$(95,374)	(a)	$0
Institutional Shares	$0		$41,142,255		$(41,142,255)	(a)	$0
Shares Outstanding
Class A Shares	14,027,696		355,568		3,894,233	(a)	18,277,497
Class B Shares	0		56,323		(56,323)	(a)	0
Class C Shares	0		9,556		(9,556)	(a)	0
Institutional Shares	0		4,120,169		(4,120,169)	(a)	0
Net Asset Value Per Share
Class A Shares	$10.67		$9.97				$10.67
Class B Shares	N/A		$9.97				N/A
Class C Shares	N/A		$9.98				N/A
Institutional Shares	N/A		$9.99				N/A
Offering Price Per Share
Class A Shares	$11.00	(b)	$10.47	(c)			$11.00	(b)
Class B Shares	N/A		$9.97				N/A
Class C Shares	N/A		$9.98				N/A
Institutional Shares	N/A		$9.99				N/A
Redemption Proceeds Per Share
Class A Shares	$10.67		$9.97
Class B Shares	N/A		$9.47	(d)			N/A
Class C Shares	N/A		$9.88	(e)			N/A
Institutional Shares	N/A		$9.99				N/A

Investments, at identified cost	$147,706,179		$44,656,913		$0		$192,363,092

(f)	Adjustment to reflect share balance as a result of the combination.
(g)	Computation of offering price per share: 100/97.00 of net asset value.
(h)	Computation of offering price per share: 100/95.25 of net asset value.
(i)	Computation of redemption price per share: 95.00/100 of net asset value.
(j)	Computation of redemption price per share: 99.00/100 of net asset value.

(See Notes to Pro Forma Financial Statements)
Federated Michigan Intermediate Municipal Trust
Fifth Third Michigan Municipal Bond Fund
Pro Forma Combining Statements of Operations
Year Ended February 29, 2008 (unaudited)

	Federated	Fifth Third
	Michigan	Michigan
	Intermediate	Municipal	Pro Forma		Pro Forma
	Municipal Trust	Bond Fund	Adjustment		Combined
Investment Income:
Interest	$7,305,384	$1,747,694			$9,053,078
Dividends	0	33,880			33,880
Total income	7,305,384	1,781,574			9,086,958
Expenses:
Investment adviser fee	625,792	22,0869	(24,541)	(a)	822,120
Administrative personnel and services fee	150,206	84,873	(74,355)	(b)	160,724
Custodian fees	7,976	10,000	(8,151)	(c)	9,825
Transfer and dividend disbursing agent fees and expenses	41,958	19,761	(20,953)	(d)	40,766
Directors'/Trustees' fees	3,670	4,238	(3,908)	(e)	4,000
Auditing fees	18,256	0	1,244	(f)	19,500
Legal fees	10,985	0	5,920	(g)	16,905
Portfolio accounting fees	57,409	60,085	(45,355)	(h)	72,139
Distribution services fee – Class A Shares	0	11,697	(11,697)	(i)	0
Distribution services fee – Class B Shares	0	4,952	(4,952)	(i)	0
Distribution services fee – Class C Shares	0	777	(777)	(i)	0
Shareholder services fee – Class A Shares	341,036	0	159,430	(j)	500,466
Administrative servicing fee – Class C Shares	0	173	(173)	(k)	0
Account administration fee – Class A Shares	2,863	0	898	(l)	3,761
Share registration costs	20,523	32,386	(26,136)	(m)	26,773
Printing and postage	22,555	0	(1,658)	(n)	20,897
Insurance premiums	6,614	0			6,614
Miscellaneous	2,742	53,695	(52,937)	(o)	3,500
Total expenses	1,312,585	503,506	(108,101)		1,707,990
Waivers and Reimbursement:
Waiver of investment adviser fee	(495,994)	(151,665)	63,954	(p)	(583,705)
Waiver of administrative personnel and services fee	(22,954)	0	18,638	(q)	(4,316)
Waiver and/or reimbursement from Adviser and/or affiliates	0	(4,879)	4,879	(r)	0
Total Waivers and Reimbursement	(518,948)	(156,544)	87,471		(588,021)
Net expenses	793,637	346,962	(20,630)		1,119,969
Net investment income	6,511,747	1,434,612	20,630		7,966,989
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	420,547	(12,814)			407,733
Net change in unrealized appreciation/ depreciation of investments	(5,693,778)	222,508			(5,471,270)
Net realized and unrealized gain (loss) on investments	(5,273,231)	209,694			(5,063,537)
Change in net assets resulting from operations	$1,238,516	$1,644,306	$20,630		$2,903,452

(See Notes to Pro Forma Financial Statements)

Federated Michigan Municipal Income Fund
Fifth Third Michigan Municipal Bond Fund
Notes to Pro Forma Financial Statements
For the Year Ended February 29, 2008 (unaudited)

Note 1. Description of the Fund

Federated Michigan Intermediate Municipal Trust (the “Federated Fund”), a series of Federated Municipal Securities Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company.      For the purposes of these Pro Forma Financial Statements, the financial information covers the period from March 1, 2007 to February 29, 2008.  The Federated Fund consists of one class of shares: Class A Shares.

Fifth Third Michigan Municipal Bond Fund (the “Fifth Third Fund”), a series of Fifth Third Funds, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company.  The Fifth Third Fund consists of four classes of shares:  Class A Shares, Class B Shares, Class C Shares and Institutional Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Federated Fund and the Fifth Third Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the year ended February 29, 2008.  These statements have been derived from the books and records utilized in calculating daily net asset values at February 29, 2008.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Federated Fund and the Fifth Third Fund which have been incorporated by reference in the Statement of Additional Information.  The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares, Class B Shares, Class C Shares and Institutional Shares of the Fifth Third Fund for Class A Shares of the Federated Fund.  Under generally accepted accounting principles, the Federated Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended February 29, 2008, the Federated Fund and the Fifth Third Fund paid investment advisory fees computed at the annual rate of 0.40% and 0.45%, respectively as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investors, Inc. and Fifth Third Asset Management, Inc. and their affiliates.

Note 3. Portfolio Valuation

For the Federated Fund:
Investment Valuation
In calculating its net asset value (NAV), each Fund generally values investments as follows:
■ Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees
(the “Trustees”).
■ Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds are valued based upon their reported NAVs.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid”evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

For the Fifth Third Fund:
Investment Valuation
Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADR”), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price (“NOCP”), if applicable. Securities in International Equity listed or traded on non-domestic exchanges are valued at the closing price on the exchanges on which they trade. Corporate debt securities and debt securities of U.S. government issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued at fair value on the basis of the closing bid as supplied by an independent pricing service approved by the Board of Trustees (“Trustees”) or valuations provided by dealers. Short-term investments maturing in 60 days or less are valued at either amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Investments in open-end investment companies are valued at net asset value as reported by such investment companies.
Investments for which such quotations are not readily available, or quotations which appear suspect, are valued at fair value as determined in good faith by the investment adviser’s Pricing Committee under the direction of the Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Class A Shares net asset value per share assumes the issuance of 4,249,801 Class A Shares of the Federated  Fund in exchange for 355,568 Class A Shares, 56,323 Class B Shares,  9,556 Class C Shares and 4,120,169 Institutional Shares of the Fifth Third Fund which would have been outstanding at February 29, 2008 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Federated InterContinental Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

The proposed acquisition would result in a tax-free transfer of assets from the Fifth Third Fund to the Federated Fund.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Note 6. Pro Forma Adjustments

(a)  Federated Investment Management Company is the Federated Fund’s investment adviser (the “Adviser”).  The advisory agreement between the Federated Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets.  Fifth Third Asset Management, Inc. (FTAM) is the Fifth Third Fund’s investment adviser.  The advisory agreement between the Fifth Third Fund and the Adviser provides for an annual fee equal to 0.45% of the Fund’s average daily net assets.

An adjustment to the combined investment adviser fee reflects the fee structure of the Federated Fund on the average daily net assets of the Federated Fund Pro Forma Combined.

(b)  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Federated Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.  FTAM is the Fifth Third Fund’s administrator.  The fee paid to FTAM is based on the average aggregate daily net assets of the Fifth Third Funds, subject to an annual $20,000 minimum fee.  An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Fund on the average daily net assets of Federated Fund Pro Forma Combined.

(c)  Adjustment to reflect custodian fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from the combining of two Funds into one.

(d)  Adjustment to reflect transfer and dividend disbursing agent fees and expenses based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(e)  Adjustment to reflect directors’/trustees’ fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(f)  Adjustment to reflect auditing fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund.  The Fifth Third Fund did not historically break out auditing fees separately.

(g)  Adjustment to reflect legal fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund.  The Fifth Third Fund did not historically break out legal fees separately.

(h)  Adjustment to reflect portfolio accounting fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(i)  The Fifth Third Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. FTAM Funds Distributor, Inc. is the Fund’s distributor/principal underwriter (the “Distributor”). Under the terms of the Plan, the Fund will compensate the Distributor from the net assets of the Fund’s Class A, Class B and Class C shares to finance activities intended to result in the sales of the Fund’s shares. The Plan provides that the Fund will incur fees accrued daily and paid monthly to the Distributor at annual rates up to that shown below based on average daily net assets of the respective classes in the Plan. The Distributor has voluntarily agreed to limit the expenses of the Fund’s Class A Shares by way of waiving a portion of the Distribution and/or Servicing Fee.  The Distribution/Servicing Fee for the Fifth Third Fund is 0.25%, 1.00% and 0.75% for Class A Shares, Class B Shares and Class C Shares based on the average daily net assets of each class.  The Distributor has agreed to waive 0.10% of its fee for Class A Shares.  Adjustment to reflect the distribution services fee structure of the Federated Fund Pro Forma Combined.  The Federated Fund does not charge a distribution services fee for Class A Shares.

(j)  Under the terms of a Shareholder Services Agreement, the Federated Fund may pay fees up to 0.25% of the average daily net assets of Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC).  Adjustment is to apply the expense structure of the Federated Fund to the average daily net assets of Federated Fund Pro Forma Combined.  Adjustment to reflect the shareholder services fee structure of the Federated Fund Pro Forma Combined.

(k)  The Fifth Third Fund has an Administrative Servicing Agreement with the Distributor with respect to the Class C Shares.  Under the Agreement, certain administrative services, including those relating to the maintenance of shareholder accounts, were provided to these shareholders during the year.  The Distributor receives fees of up to 0.25% for Class C Shares based on the average daily net assets of that class.   Adjustment to reflect the administrative services fee structure of the Federated Fund Pro Forma Combined.  The Federated Fund does not charge an administrative services fee.

(l)  Adjustment to account administration fee based upon the current expense structure for the Federated Fund Pro Forma Combined.

(m) Adjustment to share registration costs based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(n)  Adjustment to printing and postage based upon the current expense structure for the Federated Fund Pro Forma Combined Fund.  The Fifth Third Fund did not historically break out printing and postage separately.

(o)  Adjustment to miscellaneous expense based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(p)  In its capacity as Adviser and Administrator, FTAM has entered into an expense limitation agreement with the Fifth Third Fund.  Under the terms of the expense limitation agreement, to the extent that the operating expenses incurred by the Fund in any fiscal year exceed the specified expense limit for the Fund, the excess amount will be borne by FTAM.  If the operating expenses are less than the specified expense limit for the Fund, FTAM shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense limit for the Fund, under the period of the agreement (currently the period for the 12 months commencing November 29, 2007).  The Fifth Third Fund’s expense limitation is 0.83%, 1.68% 1.68% and 0.68% for Class A Shares, Class B Shares, Class C Shares and Institutional Shares based on the average daily net assets of each class.  The Federated Fund’s Adviser may voluntarily choose to waive any portion of its fee.  This voluntary waiver can be terminated at any time.  Adjustment reflects the fee structure of the Federated Fund on the average daily net assets of Federated Fund Pro Forma Combined.

(q)  Adjustment to reflect the voluntary waiver of administrative personnel and services fees for the Federated Fund Pro Forma Combined Fund.

(r)  Adjustment reflects the fee structure of the Federated Fund on the average daily net assets of Federated Fund Pro Forma Combined.  The Federated Fund does not combine waivers and/or reimbursements by affiliates.

PRO FORMA FINANCIAL STATEMENTS FOR THE YEAR ENDED FEBRUARY 29, 2008 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Ohio Municipal Income Fund and Fifth Third Ohio Municipal Bond Fund (individually referred to as the “Fund” or collectively as the “Funds”), for the year ended February 29, 2008.  For the purposes of these Pro Forma Financial Statements, the financial information covers the period from March 1, 2007 to February 29, 2008.  These statements have been derived from the books and records utilized in calculating daily net asset values at February 29, 2008.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares, Class B Shares, Class C Shares of Fifth Third Ohio Municipal Bond Fund for Class F Shares of Federated Ohio Municipal Income Fund and an exchange of assets of Institutional Shares of Fifth Third Ohio Municipal Bond Fund for Class A Shares of Federated Ohio Municipal Income Fund. Under generally accepted accounting principles, Federated Ohio Municipal Income Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

Federated Ohio Municipal Income Fund
Fifth Third Ohio Municipal Bond
Pro Forma Combining Portfolio of Investments
February 29, 2008 (unaudited)

Federated	Fifth Third			Federated	Fifth Third
Ohio Municipal	Ohio			Ohio Municipal	Ohio
Income	Municipal	Pro Forma		Income	Municipal	Pro Forma
Fund	Bond	Combined		Fund	Bond	Combined

Principal Amount or Shares					Value
MUNICIPAL BONDS – 98.0%
Colorado - 0.9%
$0	$1,765,000	$1,765,000	Denver City & County Airport System, Series A, FGIC, 5.00%, 11/15/2019,(Callable 11/15/16 @ 100)	$0	$1,766,112	$1,766,112
Illinois - 0.6%
0	690,000	690,000	Chicago O'Hare International Airport, Series A, FSA, 4.00%, 1/1/2015	0	690,379	$690,379
0	500,000	500,000	Chicago O'Hare International Airport, Series A, FSA, 4.00%, 1/1/2016	0	496,660	496,660
				0	1,187,039	1,187,039
Michigan - 0.4%
0	460,000	460,000	Calumet Laurium & Keweenah Public Schools, FSA, GO, W/I, 4.00%, 5/1/2015	0	468,588	$468,588
0	450,000	450,000	Utica Community Schools, GO, W/I, 4.00%, 5/1/2020, (Callable 5/1/18 @ 100)	0	405,369	405,369
				0	873,957	873,957
Ohio - 91.1%
0	200,000	200,000	Akron Bath Copley Joint Township Hospital District, Akron General Health System, Series A, 5.00%, 1/1/2014	0	205,368	205,368
0	320,000	320,000	Akron Bath Copley Joint Township Hospital District, Akron General Health System, Series A, 5.00%, 1/1/2015	0	327,968	327,968
0	1,000,000	1,000,000	[1]Akron Bath Copley Joint Township Hospital District, Summa Health System, Series A, RADIAN, 5.25%,11/15/2016 @ 100)	0	1,040,520	1,040,520
1,000,000	0	1,000,000	Akron, Bath & Copley, OH Joint Township, Hospital District Revenue Bonds (Series 2004A), 5.125% (Summa Health System)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.38%), 11/15/2024	951,920	0	951,920
1,750,000	0	1,750,000	Akron, Bath & Copley, OH Joint Township, Hospital Facilities Revenue Bonds (Series 2004A), 5.25% (Summa Health System)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.47%), 11/15/2031	1,645,962	0	1,645,962
1,000,000	0	1,000,000	Akron, OH, LT GO Bonds, 5.80% (United States Treasury PRF 11/1/2010@101)/(Original Issue Yield: 5.95%), 11/1/2020	1,081,570	0	1,081,570
300,000	0	300,000	Alliance, OH City School District, UT GO Bonds, 5.50% (United States Treasury PRF 12/1/2010@102)/(Original Issue Yield: 5.85%), 12/1/2022	325,815	0	325,815
395,000	0	395,000	Alliance, OH Waterworks, Revenue Refunding Bonds, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.20%), 11/15/2020	396,513	0	396,513
0	1,825,000	1,825,000	American Municipal Power-Ohio, Inc., AMBAC, 5.25%, 1/1/2011	0	1,925,612	1,925,612
1,000,000	0	1,000,000	Bay Village, OH City School District, School Improvement UT GO Bonds, 5.125% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.16%), 12/1/2021	1,056,650	0	1,056,650
0	1,500,000	1,500,000	Beavercreek Local School District, FGIC, GO, 6.60%, 12/1/2015	0	1,712,625	1,712,625
1,945,000	0	1,945,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.50%, 6/1/2047	1,914,891	0	1,914,891
2,830,000	0	2,830,000	Butler County, OH, MFH Revenue Bonds (Series 2006), 5.10% (Trinity Manor Senior Housing)/(GNMA Collateralized Home Mortgage Program COL), 7/20/2036	2,537,576	0	2,537,576
1,000,000	0	1,000,000	Centerville, OH, Health Care Fixed Rate Revenue Bonds (Series 2007A), 6.00% (Bethany Lutheran Village), 11/1/2038	872,090	0	872,090
0	1,000,000	1,000,000	Cincinnati City School District, Classroom Construction and Improvements, FGIC, GO, 5.00%, 12/1/2017	0	1,055,160	1,055,160
0	1,500,000	1,500,000	[1]Cincinnati City School District, Classroom Facilities Construction and Improvements, FSA, GO, 5.25%, 12/1/2014, (PRF 12/1/2013 @ 100)	0	1,633,695	1,633,695
0	1,125,000	1,125,000	City of Cleveland, AMBAC, GO, 5.25%, 12/1/2017, (Callable 12/1/2014 @ 100)	0	1,193,636	1,193,636
0	1,000,000	1,000,000	City of Columbus Sewer Revenue, 5.00%, 6/1/2023, (Callable 12/1/2017 @ 100)	0	1,001,450	1,001,450
250,000	0	250,000	Clearview, OH Local School District, UT GO Bonds, 6.00% (United States Treasury PRF 12/1/2010@101)/(Original Issue Yield: 6.17%), 12/1/2024	265,080	0	265,080
2,200,000	0	2,200,000	Cleveland, OH Airport System, Revenue Bonds, 5.00% (FSA INS), 1/1/2022	2,165,328	0	2,165,328
1,000,000	0	1,000,000	Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007O), 5.00% (MBIA Insurance Corp. INS), 1/1/2032	956,980	0	956,980
2,000,000	0	2,000,000	Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007P), 5.00%, 1/1/2026	1,944,660	0	1,944,660
530,000	0	530,000	Cleveland-Cuyahoga County, OH Port Authority, Bond Fund Program Development Revenue Bonds (Series 2004E), 5.60% (Port of Cleveland Bond Fund), 5/15/2025	493,933	0	493,933
340,000	0	340,000	Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2001B), 6.50% (Port of Cleveland Bond Fund), 11/15/2021	343,179	0	343,179
500,000	0	500,000	Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2002C), 5.95% (Port of Cleveland Bond Fund), 5/15/2022	484,580	0	484,580
490,000	0	490,000	Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2005B), 5.125% (Port of Cleveland Bond Fund), 5/15/2025	427,427	0	427,427
500,000	0	500,000	Cleveland-Cuyahoga County, OH Port Authority, Senior Housing Revenue Bonds (Series 2006A), 6.25% (St. Clarence-GEAC LLC), 5/1/2038	455,405	0	455,405
1,000,000	0	1,000,000	Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.00% (University Heights, OH Public Parking Garage)/(Original Issue Yield: 7.20%), 12/1/2018	1,049,420	0	1,049,420
1,610,000	0	1,610,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 4.70%), 12/1/2024	1,730,927	0	1,730,927
1,000,000	0	1,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.25% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 4.88%), 12/1/2024	1,094,660	0	1,094,660
0	2,000,000	2,000,000	County of Cuyahoga Capital Improvements, GO, 5.25%, 12/1/2018, (Callable 12/1/2014 @ 100)	0	2,122,020	2,122,020
0	3,000,000	3,000,000	County of Cuyahoga Jail Facilities, GO, MBIA-IBC, 5.25%, 10/1/2013	0	3,166,590	3,166,590
0	400,000	400,000	County of Erie Hospital Facilities, Firelands Regional Medical Center, Series A, 5.00%, 8/15/2008	0	402,716	402,716
0	250,000	250,000	County of Erie Hospital Facilities, Firelands Regional Medical Center, Series A, 5.50%, 8/15/2012	0	260,883	260,883
0	1,510,000	1,510,000	County of Hamilton Hospital Facilities, Cincinnati Children's Hospital, FGIC, 4.50%, 5/15/2014	0	1,556,840	1,556,840
0	100,000	100,000	County of Lucas, AMBAC-TCRS, CR, GO, 6.65%, 12/1/2012, (Callable 6/1/2008 @ 100)	0	100,895	100,895
0	570,000	570,000	Dayton-Montgomery County Port Authority, Series A, AMT, 4.75%, 11/15/2015	0	568,358	568,358
0	895,000	895,000	Dayton-Montgomery County Port Authority, Parking Garage Project, Series A, 5.00%, 11/15/2017, (Callable 5/15/2014 @ 100)	0	881,432	881,432
1,000,000	0	1,000,000	Delaware County, OH, Capital Facilities LT GO Bonds, 6.25% (United States Treasury PRF 12/1/2010@101)(Original Issue Yield: 6.03%), 12/1/2020	1,095,420	0	1,095,420
1,000,000	0	1,000,000	Elyria, OH City School District, School Improvement UT GO Bonds (Series 2007), 5.00% (XL Capital Assurance Inc. INS)/(Original Issue Yield: 5.05%), 12/1/2035	910,670	0	910,670
1,000,000	0	1,000,000	Erie County, OH, Hospital Facilities Revenue Bonds (Series 2002A), 5.50% (Firelands Regional Medical Center)/(Original Issue Yield: 5.66%), 8/15/2022	994,060	0	994,060
1,000,000	0	1,000,000	Erie County, OH, Revenue Bonds (Series 2006A), 5.00% (Firelands Regional Medical Center), 8/15/2036	870,400	0	870,400
0	2,270,000	2,270,000	Franklin County, American Chemical Society Project, 5.50%, 10/1/2012, (Callable 10/1/2009 @ 101)	0	2,356,759	2,356,759
1,500,000	0	1,500,000	Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.69%), 7/1/2021	1,449,030	0	1,449,030
750,000	0	750,000	Franklin County, OH, Revenue Refunding Bonds, 5.75% (Capitol South Community Urban Redevelopment Corp.), 6/1/2011	761,468	0	761,468
0	2,270,000	2,270,000	Franklin County, Online Computer Library Center, 5.00%, 4/15/2010	0	2,351,289	2,351,289
0	475,000	475,000	Franklin County, Trinity Health Credit, 5.00%, 6/1/2013	0	491,768	491,768
1,000,000	0	1,000,000	Gallipolis, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2030	964,370	0	964,370
250,000	0	250,000	Greene County, OH Sewer Systems, Revenue Bonds, 5.25% (United States Treasury PRF 12/1/2008@102)/(Original Issue Yield: 5.42%), 12/1/2025	260,025	0	260,025
1,000,000	0	1,000,000	Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.375% (Marauder Development LLC at Central State University)/( American Capital Access INS)/(Original Issue Yield: 5.55%), 9/1/2022	875,740	0	875,740
1,000,000	0	1,000,000	Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.50% (Marauder Development LLC at Central State University)/(American Capital Access INS)/(Original Issue Yield: 5.65%), 9/1/2027	846,400	0	846,400
1,530,000	0	1,530,000	Hamilton County, OH Hospital Facilities Authority, Revenue Bonds (Series 2004J), 5.25% (Cincinnati Children’s Hospital Medical Center)/(FGIC INS), 5/15/2023	1,481,606	0	1,481,606
2,400,000	0	2,400,000	Hamilton County, OH Sewer System, Improvement Revenue Bonds (Series 2000A), 5.75% (Metropolitan Sewer District of Greater Cincinnati)/(United States Treasury PRF 6/1/2010@101)/(Original Issue Yield: 5.78%), 12/1/2025	2,569,032	0	2,569,032
2,000,000	0	2,000,000	Hamilton County, OH Sewer System, Metropolitan Sewer District Improvement Revenue Bonds (Series 2007A), 5.00%, 12/1/2032	1,899,140	0	1,899,140
1,000,000	0	1,000,000	Hamilton County, OH, EDRBs (Series 2006A), 5.00% (King Highland Community Urban Redevelopment Corp.)/(MBIA Insurance Corp. INS), 6/1/2033	953,070	0	953,070
405,000	0	405,000	Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.600% (AMBAC INS)/(Original Issue Yield: 5.62%), 12/1/2032	394,563	0	394,563
1,595,000	0	1,595,000	Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.600% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.62%), 12/1/2032	1,690,588	0	1,690,588
1,310,000	0	1,310,000	Hamilton, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (FSA INS), 12/1/2029	1,276,006	0	1,276,006
2,000,000	0	2,000,000	Hamilton, OH City School District, School Improvement UT GO Bonds (Series 1999A), 5.50% (United States Treasury PRF 12/1/2009@101)/(Original Issue Yield: 5.75%), 12/1/2024	2,110,840	0	2,110,840
1,000,000	0	1,000,000	Heath, OH City School District, School Improvement UT GO Bonds, (Series A), 5.50% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.635%), 12/1/2027	1,066,500	0	1,066,500
2,000,000	0	2,000,000	Hilliard, OH School District, UT GO Bonds (Series 2006A), 5.00% (MBIA Insurance Corp. INS), 12/1/2027	1,948,400	0	1,948,400
0	250,000	250,000	Housing Finance Agency, AMT, 3.95%, 9/1/2008	0	251,470	251,470
0	160,000	160,000	Housing Finance Agency, AMT, 4.35%, 9/1/2010	0	161,125	161,125
0	160,000	160,000	Housing Finance Agency, AMT, 4.55%, 9/1/2011	0	161,086	161,086
0	725,000	725,000	Housing Finance Agency, AMT, GNMA, 3.30%, 9/1/2030, (Callable 3/1/2013 @ 100)	0	722,825	722,825
0	630,000	630,000	Housing Finance Agency, AMT, GNMA, 3.65%, 9/1/2011	0	612,530	612,530
0	1,000,000	1,000,000	Housing Finance Agency, Residential Mortgage, AMT, FNMA-GNMA, FSA, 3.90%, 3/1/2013	0	990,120	990,120
0	940,000	940,000	Housing Finance Agency, Series C, AMT, GNMA, 4.63%, 9/1/2031, (Callable 1/1/2011 @ 100)	0	943,807	943,807
0	55,000	55,000	Independence Ohio Economic Development, 3.12%, 12/1/2016	0	55,000	55,000
1,010,000	0	1,010,000	Kent State University, OH, General Receipts Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 6.09%), 5/1/2024	1,055,450	0	1,055,450
0	1,860,000	1,860,000	Kettering City School District, FSA, GO, 4.75%, 12/1/2020, (Callable 6/1/2017 @ 100)	0	1,872,332	1,872,332
0	1,150,000	1,150,000	Knox County Hospital Facilities, RADIAN, 4.70%, 6/1/2008	0	1,153,623	1,153,623
1,500,000	0	1,500,000	Lake, OH Local School District, Stark County, UT GO Bonds, 5.75% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.90%), 12/1/2021	1,609,590	0	1,609,590
2,000,000	0	2,000,000	Licking Heights, OH Local School District, School Facilities Construction & Improvement UT GO Bonds (Series 2000A), 5.50% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.58%), 12/1/2024	2,133,000	0	2,133,000
2,070,000	0	2,070,000	Little Miami, OH Local School District, LT GO School Improvement Bonds (Series 2006), 5.25% (United States Treasury PRF 12/1/2016@100)/(Original Issue Yield:4.54%), 12/1/2030	2,274,185	0	2,274,185
1,500,000	0	1,500,000	Lorain County, OH, Health Care Facilities Revenue Refunding Bonds (Series 1998A), 5.25% (Kendal at Oberlin)/(Original Issue Yield: 5.53%), 2/1/2021	1,438,785	0	1,438,785
1,000,000	0	1,000,000	Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.25% (Catholic Healthcare Partners)/(Original Issue Yield: 5.52%), 10/1/2033	941,020	0	941,020
1,500,000	0	1,500,000	Lucas County, OH, Health Care Facilities Refunding & Improvement Revenue Bonds (Series 2000A), 6.625% (Sunset Retirement Community, Inc.)/(Original Issue Yield: 6.75%), 8/15/2030	1,525,125	0	1,525,125
355,000	0	355,000	Mansfield City School District, OH, UT GO Bonds, 5.75% (United States Treasury PRF 6/1/2010@100)/(Original Issue Yield: 5.75%), 12/1/2021	376,680	0	376,680
1,000,000	0	1,000,000	Marysville, OH Wastewater Treatment System, Revenue Bonds (Series 2007), 4.75% (XL Capital Assurance Inc. INS), 12/1/2047	851,920	0	851,920
0	500,000	500,000	Miami County Hospital Facilities, Upper Valley Medical Center, 5.25%, VA, 5/15/2015	0	516,280	516,280
1,000,000	0	1,000,000	Miami County, OH, Hospital Facilities Revenue & Refunding Bonds (Series 2006), 5.25% (Upper Valley Medical Center, OH), 5/15/2021	957,640	0	957,640
1,000,000	0	1,000,000	Montgomery County, OH, MFH Revenue Bonds (Series 2005), 4.95% (Chevy Chase Apartments)/(GTD by FHLMC), 11/1/2035	938,450	0	938,450
0	1,885,000	1,885,000	Municipal Electric Generation Agency, Joint Venture, AMBAC, 5.00%, 2/15/2014	0	1,998,138	1,998,138
0	3,000,000	3,000,000	North Olmsted, AMBAC, GO, 6.20%, 12/1/2011	0	3,180,360	3,180,360
1,415,000	0	1,415,000	Oak Hills, OH Local School District, UT GO Bonds, 5.00% (FSA INS), 12/1/2025	1,393,619	0	1,393,619
1,010,000	0	1,010,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002 A-1), 5.30% (GTD by GNMA Collateralized Home Mortgage Program), 9/1/2022	1,017,474	0	1,017,474
0	980,000	980,000	Ohio State Higher Education Facility Commission, Mount Union College Project, 5.25%, 10/1/2021, (Callable 10/1/2016 @ 100)	0	986,684	986,684
0	2,310,000	2,310,000	Ohio State Higher Education, Series A, GO, 4.25%, 5/1/2016	0	2,354,583	2,354,583
0	385,000	385,000	Ohio State Higher Educational Facility Commission, Mount Union College Project, 4.75%, 10/1/2015	0	399,361	399,361
2,000,000	0	2,000,000	Ohio State Higher Educational Facilities Commission, Higher Education Facility Revenue Bonds (Series 2006), 5.00% (Kenyon College, OH), 7/1/2041	1,802,900	0	1,802,900
1,000,000	0	1,000,000	Ohio State Higher Educational Facilities Commission, Higher Educational Facility Revenue Bonds, 5.125% (Oberlin College), 10/1/2024	988,510	0	988,510
1,875,000	0	1,875,000	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds (Series 2007A), 5.25% (University Hospitals Health System, Inc.), 1/15/2046	1,620,844	0	1,620,844
1,000,000	0	1,000,000	Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2002B), 5.50% (Case Western Reserve University, OH)/(United States Treasury PRF 10/1/2012@100), 10/1/2022	1,089,160	0	1,089,160
1,510,000	0	1,510,000	Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2006), 5.00% (University of Dayton)/(AMBAC INS), 12/1/2030	1,438,894	0	1,438,894
2,000,000	0	2,000,000	Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (College of Wooster), 9/1/2020	1,984,040	0	1,984,040
1,500,000	0	1,500,000	Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (John Carroll University, OH), 4/1/2032	1,377,990	0	1,377,990
750,000	0	750,000	Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (Mount Union College), 10/1/2031	693,285	0	693,285
1,000,000	0	1,000,000	Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (Otterbein College)/(CIFG N.A. INS), 12/1/2035	902,910	0	902,910
1,000,000	0	1,000,000	Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (University of Dayton)/(AMBAC INS), 12/1/2027	954,030	0	954,030
500,000	0	500,000	Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace College), 12/1/2021	506,815	0	506,815
1,070,000	0	1,070,000	Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace College)/(Original Issue Yield: 5.53%), 12/1/2023	1,078,902	0	1,078,902
610,000	0	610,000	Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace College)/(Original Issue Yield: 5.61%), 12/1/2024	614,435	0	614,435
2,000,000	0	2,000,000	Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.85% (John Carroll University, OH)/(United States Treasury PRF 4/1/2009@102)/(Original Issue Yield: 6.05%), 4/1/2020	2,103,940	0	2,103,940
0	6,500,000	6,500,000	Ohio State Higher Educational Facility Commission, Case Western Reserve University, Series D, 6.25%, 7/1/2014	0	7,195,370	7,195,370
0	1,000,000	1,000,000	Ohio State Higher Educational Facility Commission, Denison University Project, 5.50%, 11/1/2012, (Callable 11/1/2011 @ 101)	0	1,084,000	1,084,000
0	1,435,000	1,435,000	Ohio State Higher Educational Facility Commission, John Carroll University, 5.25%, 11/15/2014, (Callable 11/15/2013 @ 100)	0	1,522,449	1,522,449
0	1,490,000	1,490,000	Ohio State Higher Educational Facility Commission, John Carroll University, 5.25%, 11/15/2015, (Callable 11/15/2013 @ 100)	0	1,566,869	1,566,869
0	300,000	300,000	Ohio State Higher Educational Facility Commission, Mount Union College Project, 4.75%, 10/1/2016	0	308,934	308,934
0	475,000	475,000	Ohio State Higher Educational Facility Commission, Ohio Northern University Project, 3.50%, 5/1/2010	0	477,342	477,342
0	645,000	645,000	Ohio State Higher Educational Facility Commission, Ohio Northern University Project, 3.88%, 5/1/2013	0	643,033	643,033
0	2,010,000	2,010,000	Ohio State Higher Educational Facility Commission, Xavier University Project, CIFG, 5.00%, 5/1/2016	0	2,132,791	2,132,791
0	3,115,000	3,115,000	Ohio State Higher Educational Facility Commission, Xavier University Project, CIFG, 5.00%, 5/1/2019, (Callable 5/1/2016 @ 100)	0	3,177,518	3,177,518
2,000,000	0	2,000,000	Ohio State University, General Receipts Revenue Bonds (Series 2003B), 5.25%, 6/1/2023	2,027,300	0	2,027,300
0	5,880,000	5,880,000	Ohio State University, Series B, 5.25%, 6/1/2018, (Callable 6/1/2013 @ 100)	0	6,201,165	6,201,165
0	1,000,000	1,000,000	Ohio State Water Development Authority, 5.00%, 12/1/2034, (PRF 6/1/2014 @ 100)	0	1,075,820	1,075,820
2,000,000	0	2,000,000	Ohio State Water Development Authority, PCR Bonds, 5.10% (United States Treasury PRF 6/1/2012@100)/(Original Issue Yield: 5.10%), 12/1/2022	2,137,060	0	2,137,060
0	415,000	415,000	Orrville City School District, School Facilities Construction, AMBAC, GO, 4.50%, 12/1/2018, (Callable 12/1/2017 @ 100)	0	414,622	414,622
0	350,000	350,000	Orrville City School District, School Facilities Construction, AMBAC, GO, 5.00%, 12/1/2020, (Callable 12/1/2017 @ 100)	0	352,390	352,390
0	500,000	500,000	Orrville City School District, School Facilities Construction, AMBAC, GO, 5.00%, 12/1/2022, (Callable 12/1/2017 @ 100)	0	493,295	493,295
1,835,000	0	1,835,000	Otsego, OH Local School District, Construction & Improvement UT GO Bonds, 5.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 5.15%), 12/1/2028	1,981,470	0	1,981,470
1,000,000	0	1,000,000	Parma, OH, Hospital Improvement and Refunding Revenue Bonds, 5.375% (Parma Community General Hospital Association)/(United States Treasury PRF 11/1/2008@101)/(Original Issue Yield: 5.45%), 11/1/2029	1,028,520	0	1,028,520
500,000	0	500,000	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	477,570	0	477,570
1,000,000	0	1,000,000	Portage County, OH Board of County Hospital Trustees, Hospital Revenue Bonds (Series 1999), 5.75% (Robinson Memorial Hospital)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2019	1,043,700	0	1,043,700
1,000,000	0	1,000,000	Ravenna, OH City School District, UT GO Bonds (Series 2006), 5.00% (FSA INS), 1/15/2031	959,160	0	959,160
0	770,000	770,000	Richland County Hospital Facilities, Medcentral Health Systems, 5.00%, 11/15/2015	0	779,263	779,263
1,500,000	0	1,500,000	Rickenbacker, OH Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032	1,457,685	0	1,457,685
2,000,000	0	2,000,000	Springboro, OH Community School District, School Improvement UT GO Bonds, 5.00% (United States Treasury PRF 6/1/2014@100)/(Original Issue Yield: 5.03%), 12/1/2032	2,152,340	0	2,152,340
0	815,000	815,000	State Economic Enterprise, AMT, 4.40%, 12/1/2012	0	831,113	831,113
0	1,000,000	1,000,000	State of Ohio, Common Schools, GO, 5.00%, 6/15/2013	0	1,071,660	1,071,660
0	3,470,000	3,470,000	[2]State of Ohio, Republic Services Project, AMT, 4.25%, 4/1/2033, (Mandatory Put 4/1/2014 @ 100)	0	3,345,601	3,345,601
0	1,000,000	1,000,000	State of Ohio, Series 2007 1, FSA, 4.00%, 6/15/2014	0	1,020,560	1,020,560
0	970,000	970,000	[2]Steubenville Hospital Facilities, Trinity Health, 4.14%, 10/1/2030	0	824,626	824,626
1,000,000	0	1,000,000	Steubenville, OH, Hospital Facilities Revenue Refunding & Improvement Bonds, 6.375% (Trinity Health System Obligated Group)/(United States Treasury PRF 10/1/2010@100)/(Original Issue Yield: 6.55%), 10/1/2020	1,083,690	0	1,083,690
0	1,155,000	1,155,000	Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project, 5.00%, 12/1/2008	0	1,169,414	1,169,414
0	1,110,000	1,110,000	Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project, 5.00%, 12/1/2009	0	1,138,360	1,138,360
500,000	0	500,000	Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond Fund), 11/15/2032	484,250	0	484,250
835,000	0	835,000	Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2005C), 5.125% (Northwest Ohio Bond Fund), 11/15/2025	718,718	0	718,718
1,500,000	0	1,500,000	Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	1,568,295	0	1,568,295
1,375,000	0	1,375,000	Toledo-Lucas County, OH Port Authority, Special Assessment Revenue Bonds, 5.25% (Crocker Park Public Improvement Project)/(Original Issue Yield: 5.37%), 12/1/2023	1,293,394	0	1,293,394
2,000,000	0	2,000,000	Tuscarawas County, OH, Hospital Facilities Revenue Bonds, 5.75% (Union Hospital)/(Radian Asset Assurance INS), 10/1/2026	2,013,160	0	2,013,160
0	2,015,000	2,015,000	University of Akron, FGIC, 5.50%, 1/1/2020, (PRF 1/1/2010 @ 101)	0	2,121,573	2,121,573
2,000,000	0	2,000,000	University of Akron, OH, General Receipts Bonds (Series 2008B), 5.25% (FSA INS), 1/1/2027	2,007,480	0	2,007,480
0	300,000	300,000	University of Cincinnati, CP, MBIA, 5.00%, 6/1/2010	0	313,350	313,350
100,000	0	100,000	University of Cincinnati, OH, General Receipts Revenue Bond (Series AO), 5.75% (United States Treasury PRF 12/1/2009@101)/(Original Issue Yield: 5.90%), 6/1/2019	105,967	0	105,967
1,025,000	0	1,025,000	University of Cincinnati, OH, General Receipts Revenue Bonds (Series 2004D), 5.00% (AMBAC INS), 6/1/2026	978,383	0	978,383
1,000,000	0	1,000,000	Warrensville Heights, OH School District, UT GO Bonds, 5.75% (United States Treasury PRF 12/1/2010@101)/(Original Issue Yield: 5.83%), 12/1/2024	1,082,280	0	1,082,280
1,995,000	0	1,995,000	Waynesville, OH Health Care Facilities, Revenue Bonds (Series 2001A), 5.70% (Quaker Heights Project)/(GTD by GNMA Home Mortgage Program COL), 2/20/2043	1,997,095	0	1,997,095
			Total	106,879,004	79,976,026	186,855,030
Puerto Rico - 3.0%
0	3,000,000	3,000,000	[2]Commonwealth of Puerto Rico, Series A, GO, 5.00%, 7/1/2030, (Mandatory Put 7/1/2012 @ 100)	0	3,066,420	3,066,420
1,000,000	0	1,000,000	Puerto Rico Government Development Bank (GDB), Senior Notes (Series 2006B), 5.00%, 12/1/2017	995,040	0	995,040
990,000	0	990,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	1,016,750	0	1,016,750
470,000	0	470,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2026	402,499	0	402,499
1,000,000	0	1,000,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	806,610	0	806,610
			Total	3,220,899	3,066,420	6,287,319
Texas - 0.3%
0	500,000	500,000	Spring Independent School District, GO, PSA, W/I, 5.00%, 8/15/2015	0	537,570	537,570
Washington - 1.6%
0	3,000,000	3,000,000	Energy Northwest Washington Electric, Series A, 5.50%, 7/1/2015	0	3,294,990	3,294,990
Virgin Islands - 0.1%
305,000	0	305,000	Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 6.50% (GNMA COL)/(Original Issue Yield: 6.522%), 3/1/2025	305,064	0	305,064
			TOTAL MUNICIPAL BONDS (Identified Cost $203,261,916)	110,404,967	90,702,114	201,107,081
SHORT-TERM MUNICIPALS - 0.1%[2]
Puerto Rico - 0.1%
300,000	0	300,000	Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.750%, 3/5/2008 (AT AMORTIZED COST)	300,000	0	300,000
SHORT-TERM INVESTMENT - 1.6%
Money Market Mutual Fund - 1.6%
0	3,268,933	3,268,933	Goldman Sachs Financial Square Tax-Free Money Market Fund, Institutional Shares	0	3,268,933	3,268,933

			Total Municipal Investments (Identified Cost $206,830,849) – 99.8%	110,704,967	93,971,047	204,676,014
			Other Assets & Liabilities - Net 0.2%[3]	(582,243)	1,022,100	439,857
			Total Net Assets - 100%	$110,122,724	$94,993,147	$205,115,871

At February 29, 2008, the Federated Ohio Municipal Income Fund had the following open swap/rate lock contract:
Counterparty	Pay	Receive	Expiration Notional Unrealized Date Amount Depreciation
Goldman Sachs and Co.	5.10%	10 Year MMD Rate	6/6/2008 $5,000,000 (26,400)

Unrealized Depreciation on Swap/Rate Lock Contract is included in “Other Assets and Liabilities-Net”.

1 All or part of this security has been designated as collateral for when issued or delayed delivery transactions.
2 Current rate and next reset date shown for Variable Rate Demand Notes.
3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008
The following acronyms are used throughout this portfolio:
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax
CIF - CDC IXIS Financial Guaranty Services, Inc.
COL -Collateralized
CP - Certificates of Participation
CR - Custodian Receipt
EDRB - Economic Development Revenue Bonds
FGIC - Financial Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
GTD - Guaranteed
HFA - Housing Finance Authority
IBC - Insurance Bond Certificate
INS - Insured
LIQ - Liquidity Agreement
LT - Limited Tax
MBIA - Municipal Bond Investors Assurance
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
PRF - Prerefunded
PSF - Public School Fund
Radian - Radian Guaranty, Inc.
SFM - Single Family Mortgage
TCRS - Temporary Custodian Receipts
UT - Unlimited Tax
VA - Department of Veteran Affairs
VRDN - Variable Rate Demand Notes
W/I - When Issued
Federated Ohio Municipal Income Fund
Fifth Third Ohio Municipal Bond Fund
Pro Forma Combining Statements of Assets & Liabilities
February 29, 2008 (unaudited)

	Federated		Fifth Third
	Ohio Municipal		Ohio
	Income		Municipal		Pro Forma		Proforma
	Fund		Bond Fund		Adjustment		Combined
Assets:
Investments in securities, at value	$110,704,967		$93,971,047		$0		$204,676,014
Cash	21,481		0		0		21,481
Income receivable	1,573,406		1,175,281		0		2,748,687
Receivable for investments sold	25,000		0		0		25,000
Receivable for shares sold	109,581		381		0		109,962
Prepaid expenses	0		16,199		0		16,199
Total assets	112,434,435		95,162,908		0		207,597,343
Liabilities:
Payable for investments purchased	2,046,040		0		0		2,046,040
Payable for shares redeemed	16,596		31,555		0		48,151
Income distribution payable	170,673		0		0		170,673
Payable to Advisor and affiliates			48,364		0		48,364
Payable for distribution services fee	13,717		4,520		0		18,237
Payable for shareholder services fees	22,253		0		0		22,253
Payable for swap contracts	26,400		0		0		26,400
Accrued expenses	16,032		85,322		0		101,354
Total liabilities	2,311,711		169,761		0		2,481,472
Net Assets	$110,122,724		$94,993,147		$0		$205,115,871
Net Assets Consist of:
Paid-in capital	$114,975,869		$94,756,875		$0		$209,732,744
Net unrealized appreciation/depreciation of investments and swap contracts	(2,107,723)		(73,512)		0		(2,181,235)
Accumulated net realized gain (loss) on investments and futures contracts	(2,603,063)		194,124		0		(2,408,939)
Undistributed (distributions in excess of )net investment income	(142,359)		115,660		0		(26,699)
Total Net Assets	$110,122,724		$94,993,147		$0		$205,115,871
Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$0		$13,341,893		$65,372,981	(a)	$78,714,874
Class B Shares	$0		$2,323,439		$(2,323,439)	(a)	$0
Class C Shares	$0		$612,941		$(612,941)	(a)	$0
Class F Shares	$110,122,724		$0		$16,278,273	(a)	$126,400,997
Institutional Shares	$0		$78,714,874		$(78,714,874)	(a)	$0
Shares Outstanding
Class A Shares	0		1,349,791		6,006,739	(a)	7,356,530
Class B Shares	0		240,796		(240,796)	(a)	0
Class C Shares	0		62,280		(62,280)	(a)	0
Class F Shares	10,287,529		0		1,521,334	(a)	11,808,863
Institutional Shares	0		7,970,396		(7,970,396)	(a)	0
Net Asset Value Per Share
Class A Shares	N/A		$9.88				$10.70
Class B Shares	N/A		$9.65				N/A
Class C Shares	N/A		$9.84				N/A
Class F Shares	$10.70		N/A				$10.70
Institutional Shares	N/A		$9.88				N/A
Offering Price Per Share
Class A Shares	N/A		$10.37	(d)			$11.20	(f)
Class B Shares	N/A		$9.65				N/A
Class C Shares	N/A		$9.84				N/A
Class F Shares	$10.81	(b)	N/A				$10.81	(b)
Institutional Shares	N/A		$9.88				N/A
Redemption Proceeds Per Share
Class A Shares	N/A		$9.88
Class B Shares	N/A		$9.17	(e)			N/A
Class C Shares	N/A		$9.74	(c)			N/A
Class F Shares	$10.59	(c)	N/A				$10.59	(c)
Institutional Shares	N/A		$9.88				N/A

Investments, at identified cost	$112,786,290		$94,044,559		$0		$206,830,849

(a)           Adjustment to reflect share balance as a result of the combination.
(b)           Computation of offering price per share: 100/99.00 of net asset value.
(c)           Computation of redemption price per share: 99.00/100 of net asset value.
(d)           Computation of offering price per share: 100/95.25 of net asset value.
(e)           Computation of redemption price per share: 95.00/100 of net asset value.
(f)           Computation of offering price per share: 100/95.50 of net asset value.

(See Notes to Pro Forma Financial Statements)
Federated Ohio Municipal Income Fund
Fifth Third Ohio Municipal Bond Fund
Pro Forma Combining Statements of Operations
Year Ended February 29, 2008 (unaudited)

	Federated	Fifth Third
	Ohio Municipal	Ohio
	Income	Municipal	Pro Forma		Pro Forma
	Fund	Bond Fund	Adjustment		Combined
Investment Income:
Interest	$6,007,159	$4,289,680			$10,296,839
Dividends	0	25,195			25,195
Total income	6,007,159	4,314,875			10,322,034
Expenses:
Investment adviser fee	484,493	559,733	(152,654)	(a)	891,572
Administrative personnel and services fee	150,207	176,167	(136,374)	(b)	190,000
Custodian fees	5,230	12,031	(6,622)	(c)	10,639
Transfer and dividend disbursing agent fees and expenses	61,919	39,122	(3,524)	(d)	97,517
Directors'/Trustees' fees	3,232	5,027	(2,870)	(e)	5,389
Auditing fees	18,256	0	1,244	(f)	19,500
Legal fees	10,904	0	3,791	(g)	14,695
Portfolio accounting fees	52,713	69,683	(32,461)	(h)	89,935
Distribution services fee – Class A Shares	0	41,413	(41,413)	(i)	0
Distribution services fee – Class B Shares	0	22,555	(22,555)	(i)	0
Distribution services fee – Class C Shares	0	6,255	(6,255)	(i)	0
Distribution services fee – Class F Shares	484,493	0	140,087	(i)	62,4580
Shareholder services fee – Class F Shares	291,459	0	84,273	(j)	375,732
Administrative servicing fee – Class C Shares	0	2,419	(2,419)	(k)	0
Account administration fee – Class F Shares	187	0	54	(l)	241
Share registration costs	20,686	45,630	(37,622)	(m)	28,694
Printing and postage	24,807	0	1,606	(n)	26,413
Insurance premiums	6,465	0	0		6,465
Interest and trust expense	24,807	0	0		24,807
Miscellaneous	1,994	57,946	(57,440)	(o)	2,500
Total expenses	1,622,195	1,037,981	(271,154)		2,408,679
Waivers and Reimbursement:
Waiver of investment adviser fee	(199,524)	0	(63,044)	(p)	(262,568)
Waiver of administrative personnel and services fee	(23,824)	0	3,445	(q)	(20,379)
Waiver and/or reimbursement from Adviser and/or affiliates	0	(157,940)	157,940	(r)	0
Waiver of distribution services fee – Class F Shares	(302,808)	0	(87,555)	(s)	(390,363)
Total Waivers and Reimbursement	(526,156)	(157,940)	10,786		(673,310)
Net expenses	1,096,039	880,041	(260,368)		1,735,369
Net investment income	4,911,120	3,434,834	260,368		8,586,665
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(604,546)	90,391			(514,155)
Net change in unrealized appreciation/ depreciation of investments	(4,327,443)	(2,096,712)			(6,424,155)
Net realized and unrealized loss on investments	(4,931,989)	(2,006,321)			(6,938,310)
Change in net assets resulting from operations	$(20,869)	$1,428,513	$260,368		$1,648,355

(See Notes to Pro Forma Financial Statements)

Federated Ohio Municipal Income Fund
Fifth Third Ohio Municipal Bond Fund
Notes to Pro Forma Financial Statements
For the Year Ended February 29, 2008 (unaudited)

Note 1. Description of the Fund

Federated Ohio Municipal Income Fund (the “Federated Fund”), a series of Federated Municipal Securities Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company.      For the purposes of these Pro Forma Financial Statements, the financial information covers the period from March 1, 2007 to February 29, 2008.  The Federated Fund consists of one class of shares: Class F Shares.  Class A Shares are expected to be offered in September 2008.

Fifth Third Ohio Municipal Bond Fund (the “Fifth Third Fund”), a series of Fifth Third Funds, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company.  The Fifth Third Fund consists of four classes of shares:  Class A Shares, Class B Shares, Class C Shares and Institutional Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Federated Fund and the Fifth Third Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the year ended February 29, 2008.  These statements have been derived from the books and records utilized in calculating daily net asset values at February 29, 2008.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Federated Fund and the Fifth Third Fund which have been incorporated by reference in the Statement of Additional Information.  The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares, Class B Shares and Class C Shares of the Fifth Third Fund for Class F Shares of the Federated Fund and Institutional Shares of the Fifth Third Fund for Class A Shares of the Federated Fund.  Under generally accepted accounting principles, the Federated Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended February 29, 2008, the Federated Fund and the Fifth Third Fund paid investment advisory fees computed at the annual rate of 0.40% and 0.55%, respectively as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investors, Inc. and Fifth Third Asset Management, Inc. and their affiliates.

Note 3. Portfolio Valuation

For the Federated Fund:
Investment Valuation
In calculating its net asset value (NAV), each Fund generally values investments as follows:
■ Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees
(the “Trustees”).
■ Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds are valued based upon their reported NAVs.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid”evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

For the Fifth Third Fund:
Investment Valuation
Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADR”), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price (“NOCP”), if applicable. Securities in International Equity listed or traded on non-domestic exchanges are valued at the closing price on the exchanges on which they trade. Corporate debt securities and debt securities of U.S. government issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued at fair value on the basis of the closing bid as supplied by an independent pricing service approved by the Board of Trustees (“Trustees”) or valuations provided by dealers. Short-term investments maturing in 60 days or less are valued at either amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Investments in open-end investment companies are valued at net asset value as reported by such investment companies.
Investments for which such quotations are not readily available, or quotations which appear suspect, are valued at fair value as determined in good faith by the investment adviser’s Pricing Committee under the direction of the Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Class F Shares net asset value per share assumes the issuance of 7,356,530 Class A Shares of the Federated Fund in exchange for 7,970,396 Institutional Shares of the Fifth Third Fund  and assumes the issuance of 1,521,334 Class A Shares of the Federated  Fund in exchange for 1,349,791 Class A Shares, 240,796 Class B Shares,  62,280 Class C Shares of the Fifth Third Fund which would have been outstanding at February 29, 2008 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Federated InterContinental Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

The proposed acquisition would result in a tax-free transfer of assets from the Fifth Third Fund to the Federated Fund.
The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Note 6. Pro Forma Adjustments

(a)  Federated Investment Management Company is the Federated Fund’s investment adviser (the “Adviser”).  The advisory agreement between the Federated Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets.  Fifth Third Asset Management, Inc. (FTAM) is the Fifth Third Fund’s investment adviser.  The advisory agreement between the Fifth Third Fund and the Adviser provides for an annual fee equal to 0.55% of the Fund’s average daily net assets.

An adjustment to the combined investment adviser fee reflects the fee structure of the Federated Fund on the average daily net assets of the Federated Fund Pro Forma Combined.

(b)  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Federated Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.  FTAM is the Fifth Third Fund’s administrator.  The fee paid to FTAM is based on the average aggregate daily net assets of the Fifth Third Funds, subject to an annual $20,000 minimum fee.  An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Fund on the average daily net assets of Federated Fund Pro Forma Combined.

(c)  Adjustment to reflect custodian fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from the combining of two Funds into one.

(d)  Adjustment to reflect transfer and dividend disbursing agent fees and expenses based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(e)  Adjustment to reflect directors’/trustees’ fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(f)  Adjustment to reflect auditing fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund.  The Fifth Third Fund did not historically break out auditing fees separately.

(g)  Adjustment to reflect legal fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund.  The Fifth Third Fund did not historically break out legal fees separately.

(h)  Adjustment to reflect portfolio accounting fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(i)  The Fifth Third Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. FTAM Funds Distributor, Inc. is the Fund’s distributor/principal underwriter (the “Distributor”). Under the terms of the Plan, the Fund will compensate the Distributor from the net assets of the Fund’s Class A, Class B and Class C shares to finance activities intended to result in the sales of the Fund’s shares. The Plan provides that the Fund will incur fees accrued daily and paid monthly to the Distributor at annual rates up to that shown below based on average daily net assets of the respective classes in the Plan.  The Distribution/Servicing Fee for the Fifth Third Fund is 0.25%, 1.00% and 0.75% for Class A Shares, Class B Shares and Class C Shares based on the average daily net assets of each class.

The Federated Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act.  Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund’s Class F Shares may incur distribution expenses of 0.40% of average daily net assets, annually, to compensate FSC. Adjustment to reflect the distribution services fee structure of the Federated Fund Pro Forma Combined.

(j)  Under the terms of a Shareholder Services Agreement, the Federated Fund may pay fees up to 0.40% of the average daily net assets of Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC).  Adjustment is to apply the expense structure of the Federated Fund to the average daily net assets of Federated Fund Pro Forma Combined.  Adjustment to reflect the shareholder services fee structure of the Federated Fund Pro Forma Combined.

(k)  The Fifth Third Fund has an Administrative Servicing Agreement with the Distributor with respect to the Class C Shares.  Under the Agreement, certain administrative services, including those relating to the maintenance of shareholder accounts, were provided to these shareholders during the year.  The Distributor receives fees of up to 0.25% for Class C Shares based on the average daily net assets of that class.   Adjustment to reflect the administrative services fee structure of the Federated Fund Pro Forma Combined.  The Federated Fund does not charge an administrative services fee.

(l)  Adjustment to account administration fee based upon the current expense structure for the Federated Fund Pro Forma Combined.

(m) Adjustment to share registration costs based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(n)  Adjustment to printing and postage based upon the current expense structure for the Federated Fund Pro Forma Combined Fund.  The Fifth Third Fund did not historically break out printing and postage separately.

(o)  Adjustment to miscellaneous expense based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(p)  Each Fund’s Adviser may voluntarily choose to waive any portion of its fee.  This voluntary waiver can be terminated at any time.  Adjustment reflects the fee structure of the Federated Fund on the average daily net assets of Federated Fund Pro Forma Combined.

(q)  Adjustment to reflect the voluntary waiver of administrative personnel and services fees for the Federated Fund Pro Forma Combined Fund.

(r)  Adjustment reflects the fee structure of the Federated Fund on the average daily net assets of Federated Fund Pro Forma Combined.  The Federated Fund does not combined waivers and/or reimbursements by affiliates.

(s)  Adjustment reflects the voluntary waiver of distribution services fee for Class F Shares for the Federated Fund Pro Forma Combined.

PRO FORMA FINANCIAL STATEMENTS FOR THE YEAR ENDED FEBRUARY 29, 2008 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Michigan Municipal Cash Trust and Fifth Third Michigan Municipal Money Market Fund (individually referred to as the “Fund” or collectively as the “Funds”), for the year ended April 30, 2008.  For the purposes of these Pro Forma Financial Statements, the financial information covers the period from May 1, 2007 to April 30, 2008.  These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2008.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares and Institutional Shares of Fifth Third Michigan Municipal Money Market Fund for Institutional Service Shares of Michigan Municipal Cash Trust. Under generally accepted accounting principles, Michigan Municipal Cash Trust will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

Michigan Municipal Cash Trust
Fifth Third Michigan Municipal Money Market
Pro Forma Combining Portfolio of Investments
April 30, 2008 (unaudited)

	Fifth Third				Fifth Third
Michigan	Michigan			Michigan	Michigan
Municipal	Municipal	Pro Forma		Municipal	Municipal	Pro Forma
Cash Trust	Money Market	Combined		Cash Trust	Money Market	Combined

	Principal
	Amout or
	Shares				Value
SHORT-TERM MUNICIPALS - 98.6%[1,2]
Georgia - 0.1%
$0	$600,000	$600,000	Macon-Bibb County Hospital Authority, 2.58%, 5/7/2008, (LOC: SunTrust Bank)	$0	$600,000	$600,000
Michigan - 96.5%
0	1,500,000	1,500,000	Alachua County FL Health Facilities Authority, Installment Shands Teach A, 2.58%, 5/1/2008	0	1,500,000	1,500,000
1,660,000	0	1,660,000	Auburn Hills, MI EDC, (Series 1995) Weekly VRDNs (Suburban Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.980%, 5/1/2008	1,660,000	0	1,660,000
0	400,000	400,000	City of Detroit, Solid Waste Removal, Series B, FSA, 2.50%, 5/1/2008, (LOC: Dexia)	0	400,000	400,000
0	2,000,000	2,000,000	City of Grand Rapids, Clipper Belt Lacer Co., Project, AMT, 2.60%, 5/1/2008, (LOC: Bank of America NA)	0	2,000,000	2,000,000
0	500,000	500,000	Detroit Economic Development Corp., Waterfront Reclamation, Series A, 2.45%, 5/1/2008, (LOC: Deutsche Bank AG)	0	500,000	500,000
1,980,000	0	1,980,000	[3,4]Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001) Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.460%, 5/1/2008	1,980,000	0	1,980,000
1,000,000	0	1,000,000	[3,4]Detroit, MI City School District, Variable Certificates (Series 2002H) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.450%, 5/1/2008	1,000,000	0	1,000,000
6,000,000	0	6,000,000	[3,4]Detroit, MI City School District, Variable Rate Certificates (Series 2001-P) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.450%, 5/1/2008	6,000,000	0	6,000,000
10,890,000	0	10,890,000	[3,4]Detroit, MI Sewage Disposal System, MERLOTS (Series 2007-C85), 2.40% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/20/2008	10,890,000	0	10,890,000
0	3,220,000	3,220,000	East Grand Rapids MI, Public School, 5.75%, 5/1/2008	0	3,339,244	3,339,244
0	5,000,000	5,000,000	Eastern MI University Revenue Bonds, 2.45%, 5/7/2008	0	5,000,000	5,000,000
0	500,000	500,000	Ecorse Public School District, FGIC, GO, Q-SBLF, 6.50%, 5/1/2008	0	500,000	500,000
0	50,000	50,000	Farmington Hills Economic Development Corp., Marketing Displays Project, AMT, 2.87%, 9/1/2008, (LOC: Comerica Bank)	0	50,000	50,000
0	470,000	470,000	Farmington Hills, MI Econmic Development, 2.72%, 5/1/2008	0	470,000	470,000
2,300,000	0	2,300,000	Farmington Hills, MI Economic Development Corp. Weekly VRDNs (Echo Park Learning Center)/(LaSalle Bank Midwest, N.A. LOC), 2.800%, 5/7/2008	2,300,000	0	2,300,000
0	2,005,000	2,005,000	Genesee County Economic Development Corp., Rawcar Group Project, AMT, 2.90%, 5/7/08, (LOC: National City Bank MI/IL)	0	2,005,000	2,005,000
0	1,635,000	1,635,000	Grand Rapids MI, Economic Development Corp., IDR, 2.45%, 5/1/2008	0	1,635,000	1,635,000
0	1,000,000	1,000,000	Grand Rapids MI, Water Supply System, (Refund Convertible 4/4/08), 1.80%, 1/1/2009	0	1,000,000	1,000,000
1,300,000	0	1,300,000	Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(LaSalle Bank Midwest, N.A. LOC), 2.710%, 5/7/2008	1,300,000	0	1,300,000
22,000,000	0	22,000,000	Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 2.450%, 5/1/2008	22,000,000	0	22,000,000
1,300,000	0	1,300,000	Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/7/2008	1,300,000	0	1,300,000
1,285,000	0	1,285,000	Grand Rapids, MI IDR, (Series 1999) Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank, N.A. LOC), 2.770%, 5/1/2008	1,285,000	0	1,285,000
0	570,000	570,000	Grand Valley MI, State University Revenue, Series A, 3.00%, 5/7/2008	0	572,116	572,116
7,000,000	0	7,000,000	Grand Valley, MI State University, (Series 2008-B) Weekly VRDNs (RBS Citizens Bank N.A. LOC), 2.850%, 5/1/2008	7,000,000	0	7,000,000
1,000,000	0	1,000,000	Grand Valley, MI State University, (Series A), 3.00% Bonds (FSA INS), 12/1/2008	1,003,712	0	1,003,712
0	565,000	565,000	Higher Education Facilities Authority, Adrian College, 2.57%, 5/1/2008, (LOC: Comerica Bank)	0	565,000	565,000
0	1,200,000	1,200,000	Higher Education Facilities Authority, Thomas M Cooley Law School, GO, 5.35%, 5/1/2015, (LOC: National City Bank Midwest), (Prerefunded 5/1/2008 @ 101)	0	1,222,386	1,222,386
8,115,000	0	8,115,000	Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(Comerica Bank LOC), 2.480%, 5/1/2008	8,115,000	0	8,115,000
0	8,000,000	8,000,000	Iron County MI, Economic Development, Pine River Hardwoods, LLC, 2.52%, 5/1/2008	0	8,000,000	8,000,000
12,500,000	0	12,500,000	Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 2.470%, 5/1/2008	12,500,000	0	12,500,000
16,570,000	0	16,570,000	[3,4]Kent County, MI Airport Revenue, PUTTERs (Series 2185) Weekly VRDNs (Kent County, MI)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	16,570,000	0	16,570,000
4,375,000	0	4,375,000	[3,4]Kent County, MI Airport Revenue, SPEARs (Series DB-516) Weekly VRDNs (Kent County, MI)/(Deutsche Bank AG LIQ), 2.440%, 5/1/2008	4,375,000	0	4,375,000
0	1,670,000	1,670,000	Kent Hospital Finance Authority MI, Revenue Bonds, Refund Spectrum Health B1, 2.54%, 3/1/2009	0	1,670,000	1,670,000
12,500,000	0	12,500,000	Kent Hospital Finance Authority, MI, (Series 1998B) Weekly VRDNs (Spectrum Health)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.800%, 5/7/2008	12,500,000	0	12,500,000
0	4,000,000	4,000,000	Livonia Economic Development Corp., Modonna University Project, 2.47%, 5/1/2008, (LOC: RBS Citizens NA)	0	4,000,000	4,000,000
0	1,275,000	1,275,000	Macomb County Hospital Finance Authority, Mount Clemens General Hospital, Series A-1, 2.68%, 5/1/2008, (LOC: Comerica Bank)	0	1,275,000	1,275,000
0	875,000	875,000	Mancelona Area Water & Sewer Authority, 2.80%, 5/1/2008, (LOC: National City Bank MI/IL)	0	875,000	875,000
0	1,680,000	1,680,000	Marquette City Hospital Finance Authority, Marquette General Hospital, 2.85%, 5/1/2008, (LOC: U.S. Bank NA)	0	1,680,000	1,680,000
0	550,000	550,000	Marquette County Economic Development Corp., Pioneer Laboratories, Series A, AMT, 2.26%, 5/7/2008, (LOC: JP Morgan Chase & Co.)	0	550,000	550,000
3,700,000	0	3,700,000	Marquette County, MI, (Series 2007B) Weekly VRDNs (Bell Memorial Hospital)/(RBS Citizens Bank N.A. LOC), 2.510%, 5/1/2008	3,700,000	0	3,700,000
2,000,000	0	2,000,000	Melvindale, MI, 3.75% TANs, 9/1/2008	2,004,148	0	2,004,148
5,300,000	0	5,300,000	Michigan Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (Calvin College)/(JPMorgan Chase Bank, N.A. LOC), 2.470%, 5/2/2008	5,300,000	0	5,300,000
16,325,000	0	16,325,000	Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Aquinas College)/(Huntington National Bank, Columbus, OH LOC), 2.800%, 5/1/2008	16,325,000	0	16,325,000
20,000,000	0	20,000,000	[3,4]Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 2.730%, 5/1/2008	20,000,000	0	20,000,000
3,100,000	0	3,100,000	Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC), 3.200%, 5/7/2008	3,100,000	0	3,100,000
11,200,000	0	11,200,000	Michigan Job Development Authority, (Series 1985) Weekly VRDNs (Mazda Motor Manufacturing (USA) Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 2.500%, 5/1/2008	11,200,000	0	11,200,000
13,095,000	0	13,095,000	Michigan Municipal Bond Authority, (Series 2007B), 4.50% RANs (Bank of Nova Scotia, Toronto LOC), 8/20/2008	13,135,553	0	13,135,553
5,000,000	0	5,000,000	[3,4]Michigan Municipal Bond Authority, AUSTIN (Series 2002F) Weekly VRDNs (Michigan Municipal Bond Authority Clean Water Revolving Fund)/(Bank of America N.A. LIQ), 2.450%, 5/1/2008	5,000,000	0	5,000,000
0	5,155,000	5,155,000	Michigan State Building Authority, 2.25%, 5/22/2008, (LOC: Bank of New York (60%), State Street Bank & Trust Co. (40%))	0	5,155,000	5,155,000
1,990,000	0	1,990,000	[3,4]Michigan State Hospital Finance Authority, (PT-732) Weekly VRDNs (Ascension Health Credit Group)/(MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ), 2.420%, 5/1/2008	1,990,000	0	1,990,000
2,000,000	0	2,000,000	Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 2.450%, 5/1/2008	2,000,000	0	2,000,000
1,400,000	0	1,400,000	Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 2.550%, 5/7/2008	1,400,000	0	1,400,000
5,000,000	0	5,000,000	Michigan State Hospital Finance Authority, (Series B) Weekly VRDNs (LaSalle Bank Midwest, N.A. LOC), 2.600%, 5/7/2008	5,000,000	0	5,000,000
400,000	0	400,000	Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.600%, 5/7/2008	400,000	0	400,000
1,000,000	0	1,000,000	Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.600%, 5/7/2008	1,000,000	0	1,000,000
15,000,000	0	15,000,000	Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.600%, 5/7/2008	15,000,000	0	15,000,000
7,500,000	0	7,500,000	Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.600%, 5/7/2008	7,500,000	0	7,500,000
8,000,000	0	8,000,000	Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.600%, 5/7/2008	8,000,000	0	8,000,000
10,650,000	0	10,650,000	[3,4]Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008G), 2.95% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 6/4/2008	10,651,457	0	10,651,457
2,900,000	0	2,900,000	[3,4]Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008H), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	2,902,372	0	2,902,372
5,000,000	0	5,000,000	[3,4]Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008I), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	5,004,000	0	5,004,000
8,200,000	0	8,200,000	Michigan State Housing Development Authority Weekly VRDNs (Woodland Meadows, MI)/(JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/7/2008	8,200,000	0	8,200,000
890,000	0	890,000	Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 2.740%, 5/1/2008	890,000	0	890,000
4,400,000	0	4,400,000	Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 2.440%, 5/1/2008	4,400,000	0	4,400,000
4,000,000	0	4,000,000	Michigan State Housing Development Authority, (Series 2006B) Weekly VRDNs (River Park Senior Apartments)/(National City Bank LOC), 2.890%, 5/1/2008	4,000,000	0	4,000,000
1,885,000	0	1,885,000	Michigan State Strategic Fund Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A. LOC), 2.550%, 5/1/2008	1,885,000	0	1,885,000
6,360,000	0	6,360,000	Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 2.580%, 5/1/2008	6,360,000	0	6,360,000
500,000	0	500,000	Michigan State Strategic Fund Weekly VRDNs (Bruin Land Holdings LLC)/(Huntington National Bank, Columbus, OH LOC), 2.780%, 5/1/2008	500,000	0	500,000
740,000	0	740,000	Michigan State Strategic Fund Weekly VRDNs (Dynamic Plastics, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 2.880%, 5/7/2008	740,000	0	740,000
405,000	0	405,000	Michigan State Strategic Fund Weekly VRDNs (Elbie & Sohn, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 2.680%, 5/7/2008	405,000	0	405,000
2,135,000	0	2,135,000	Michigan State Strategic Fund Weekly VRDNs (Elm Plating Co.)/(Comerica Bank LOC), 2.580%, 5/1/2008	2,135,000	0	2,135,000
930,000	0	930,000	Michigan State Strategic Fund Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 2.680%, 5/7/2008	930,000	0	930,000
675,000	0	675,000	Michigan State Strategic Fund Weekly VRDNs (Moore Flame Cutting)/(LaSalle Bank Midwest, N.A. LOC), 2.680%, 5/7/2008	675,000	0	675,000
1,700,000	0	1,700,000	Michigan State Strategic Fund Weekly VRDNs (Peckham Vocational ISD)/(LaSalle Bank, N.A. LOC), 2.580%, 5/7/2008	1,700,000	0	1,700,000
1,500,000	0	1,500,000	Michigan State Strategic Fund Weekly VRDNs (Universal Tube, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 2.350%, 5/1/2008	1,500,000	0	1,500,000
1,215,000	0	1,215,000	Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (Bear Lake Associates LP)/(Fifth Third Bank, Michigan LOC), 2.820%, 5/1/2008	1,215,000	0	1,215,000
300,000	0	300,000	Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (RSR LLC)/(Fifth Third Bank, Michigan LOC), 2.820%, 5/1/2008	300,000	0	300,000
440,000	0	440,000	Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (Echo Properties LLC)/(Comerica Bank LOC), 2.580%, 5/1/2008	440,000	0	440,000
255,000	0	255,000	Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (Inalfa-Hollandia, Inc.)/(Comerica Bank LOC), 2.580%, 5/1/2008	255,000	0	255,000
1,295,000	0	1,295,000	Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Monroe Publishing Co.)/(Comerica Bank LOC), 2.580%, 5/1/2008	1,295,000	0	1,295,000
785,000	0	785,000	Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Wolverine Leasing)/(Huntington National Bank, Columbus, OH LOC), 2.780%, 5/1/2008	785,000	0	785,000
275,000	0	275,000	Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Wolverine Printing)/(Huntington National Bank, Columbus, OH LOC), 2.780%, 5/1/2008	275,000	0	275,000
2,200,000	0	2,200,000	Michigan State Strategic Fund, (Series 1999) Weekly VRDNs (R.M.D.H. Properties LLC)/(Huntington National Bank, Columbus, OH LOC), 2.780%, 5/1/2008	2,200,000	0	2,200,000
3,360,000	0	3,360,000	Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC), 2.580%, 5/1/2008	3,360,000	0	3,360,000
2,430,000	0	2,430,000	Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (PFG Enterprises, Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.780%, 5/1/2008	2,430,000	0	2,430,000
4,000,000	0	4,000,000	Michigan State Strategic Fund, (Series 2004) Weekly VRDNs (Red Arrow Dairy LLC)/(Bank of the West, San Francisco, CA LOC), 2.630%, 5/1/2008	4,000,000	0	4,000,000
742,000	0	742,000	Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 2.840%, 5/1/2008	742,000	0	742,000
1,170,000	0	1,170,000	Michigan State Strategic Fund, LO Revenue Bonds (Series 1995) Weekly VRDNs (J.R. Automation Technologies)/(Fifth Third Bank, Michigan LOC), 3.100%, 5/1/2008	1,170,000	0	1,170,000
0	4,470,000	4,470,000	Michigan State Strategic LTD Obligation Revenue, 2.45%, 9/1/2009	0	4,470,000	4,470,000
8,685,000	0	8,685,000	[3,4]Michigan State, (PT-2021) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.460%, 5/1/2008	8,685,000	0	8,685,000
12,000,000	0	12,000,000	Michigan State, (Series A), 4.00% TRANs (DePfa Bank PLC LOC), 9/30/2008	12,052,032	0	12,052,032
7,000,000	0	7,000,000	Michigan Strategic Fund, (Series 2005) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 2.600%, 5/7/2008	7,000,000	0	7,000,000
2,300,000	0	2,300,000	Michigan Strategic Fund, (Series 2005), 4.25% TOBs (Taylor Building Products, Inc.)/(PNC Bank, N.A. LOC), Mandatory Tender 9/12/2008	2,304,464	0	2,304,464
1,820,000	0	1,820,000	Michigan Strategic Fund, (Series 2007A) Weekly VRDNs (Southwest Ventures LLC)/(Wells Fargo Bank, N.A. LOC), 2.500%, 5/1/2008	1,820,000	0	1,820,000
3,200,000	0	3,200,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 2.560%, 5/7/2008	3,200,000	0	3,200,000
10,000,000	0	10,000,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 2.490%, 5/2/2008	10,000,000	0	10,000,000
0	420,000	420,000	MSF Baruch Sales Inc. Project, 2.40%, 5/7/2008	0	420,000	420,000
0	360,000	360,000	Municipal Bond Authority, Clean Water Revolving Fund, 5.00%, 10/1/2008	0	362,197	362,197
0	500,000	500,000	Municipal Bond Authority, Government Loan Program, 5.00%, 5/1/2008, (LOC: AMBAC)	0	500,000	500,000
0	3,000,000	3,000,000	Municipal Bond Authority, Series B-2, 4.50%, 8/20/2008, (LOC: Scotia Bank)	0	3,007,188	3,007,188
0	1,000,000	1,000,000	Muskefon County, MI Refunded Wastewater Management System No. 1, 5.00%, 7/1/2008	0	1,004,564	1,004,564
0	2,320,000	2,320,000	Novi Street and Highway, FSA, GO, 5.00%, 10/1/2008	0	2,342,251	2,342,251
0	600,000	600,000	Oakland County Economic Development Corp., Cadillac Iron, Inc. Project, AMT, 2.58%, 5/720/08, (LOC: Comerica Bank)	0	600,000	600,000
0	1,090,000	1,090,000	Oakland County Economic Development Corp., Graph-Tech, Inc. Project, AMT, 2.60%, 5/7/2008, (LOC: Bank of America NA)	0	1,090,000	1,090,000
0	980,000	980,000	[3,4]Oakland County Economic Development Corp., IBC North America, Inc. Project, AMT, 2.58%, 5/7/2008, (LOC: Comerica Bank)	0	980,000	980,000
0	2,000,000	2,000,000	[3,4]Oakland County Economic Development Corp., Moody Family, Ltd. Project, AMT, 3.05%, 5/7/2008, (LOC: JP Morgan Chase Bank)	0	2,000,000	2,000,000
1,690,000	0	1,690,000	Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Fox Manor, Inc.)/(Allied Irish Banks PLC LOC), 2.580%, 5/1/2008	1,690,000	0	1,690,000
5,835,000	0	5,835,000	Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Lourdes Assisted Living, Inc.)/(Allied Irish Banks PLC LOC), 2.580%, 5/1/2008	5,835,000	0	5,835,000
0	2,500,000	2,500,000	Public Educational Facilities Authority, Series A, 5.00%, 6/24/2008, (LOC: Charter One Bank NA)	0	2,504,154	2,504,154
7,285,000	0	7,285,000	Regents of University of Michigan, (Series 2007B) Weekly VRDNs (University of Michigan Health System), 2.280%, 5/1/2008	7,285,000	0	7,285,000
0	300,000	300,000	Saline Area Schools, FGIC, GO Q-SBLF, 6.00%, 5/1/2008	0	300,000	300,000
0	2,900,000	2,900,000	Saline Economic Development Corp., Brecon Village Project, 3.20%, 5/7/2008, (LOC: JP Morgan Chase Bank)	0	2,900,000	2,900,000
0	500,000	500,000	South Lyon Michigan Community Schools, 4.50%, 5/1/2008	0	502,209	502,209
0	3,015,000	3,015,000	Southfield Economic Development Corp., Lawrence Technological University Project, 2.75%, 5/1/2008, (LOC: JP Morgan Chase Bank)	0	3,015,000	3,015,000
0	4,890,000	4,890,000	[3,4]State Building Authority, Multi-Modal Facilities Program IIA, 2.50%, 5/7/2008, (LOC: Depfa Bank PLC)	0	4,890,000	4,890,000
0	4,295,000	4,295,000	State Building Authority, Multi-Modal Facilities Program IIB, 3.00%, 5/1/2008, (LOC: Depfa Bank PLC)	0	4,295,000	4,295,000
0	415,000	415,000	[3,4]State Hospital Finance Authority, Balmoral, 3.90%, 9/1/08, (LOC: Comerica Bank), (Mandatory Put 9/1/08 @ 100)	0	415,000	415,000
0	2,620,000	2,620,000	State Hospital Finance Authority, Crittenton Hospital, 2.75%, 5/1/2008, (LOC: Comerica Bank)	0	2,620,000	2,620,000
0	2,000,000	2,000,000	State Hospital Finance Authority, Crittenton Hospital, Series A, 2.75%, 5/1/2008, (LOC: Comerica Bank)	0	2,000,000	2,000,000
0	12,550,000	12,550,000	State Hospital Finance Authority, Henry Ford Health System, 2.55%, 5/1/2008, (LOC: Charter One Bank FSB)	0	12,550,000	12,550,000
0	2,185,000	2,185,000	State Hospital Finance Authority, North Ottawa Care Center, 2.65%, 5/1/2008, (LOC: National City Bank Midwest)	0	2,185,000	2,185,000
0	475,000	475,000	State Housing Development Authority, Hunt Club Apartments, AMT, 2.55%, 5/1/2008, (LOC: FNMA)	0	475,000	475,000
0	5,200,000	5,200,000	State Housing Development Authority, Jewish Apartments and Services Nonprofit Housing, 4.50%, 5/1/2008, (LOC: JP Morgan Chase Bank)	0	5,200,000	5,200,000
0	1,000,000	1,000,000	State Housing Development Authority, JFA Non Profit Housing Corp., 3.00%, 5/1/2008	0	1,000,000	1,000,000
0	6,810,000	6,810,000	State Housing Development Authority, Multi-Family, Series A, AMT, 2.60%, 5/1/2008, (LOC: Federal Home Loan Bank)	0	6,810,000	6,810,000
0	930,000	930,000	State Housing Development Authority, Parkway Meadows Project, 3.50%, 10/15/2008, FSA	0	933,593	933,593
0	530,000	530,000	State Housing Development Authority, Rental Housing, Series D, AMT, GO 3.63%, 10/1/2008	0	530,000	530,000
0	3,000,000	3,000,000	State Housing Development Authority, River Park Village Senior Apartments, Series B, AMT, 2.89%, 5/1/2008, (LOC: National City Bank)	0	3,000,000	3,000,000
0	240,000	240,000	State of Michigan Comprehensive Transportation, Series A, FSA, 5.25%, 5/15/2008	0	240,129	240,129
0	1,000,000	1,000,000	State of Michigan, Series A, 4.00%, 9/30/2008, (LOC: Depfa Bank PLC)	0	1,004,336	1,004,336
0	2,200,000	2,200,000	Strategic Fund, Agape Plastics, Inc. Project, AMT, 2.89%, 5/1/2008, (LOC: U.S. Bank NA)	0	2,200,000	2,200,000
0	1,000,000	1,000,000	[3,4]Strategic Fund, APS Kundinger Project, AMT, 2.58%, 5/7/2008, (LOC: JP Morgan Chase Bank)	0	1,000,000	1,000,000
0	1,240,000	1,240,000	Strategic Fund, Artex Label & Graphics, AMT, 2.55%, 5/1/2008, (LOC: U.S. Bank NA)	0	1,240,000	1,240,000
0	100,000	100,000	[3,4]Strategic Fund, Aspen Realty LLC Project, AMT, 3.40%, 5/1/2008, (LOC: JP Morgan Chase Bank)	0	100,000	100,000
0	350,000	350,000	Strategic Fund, Automatic Spring Products Project, AMT, 2.68%, 5/1/2008, (LOC: Bank of America NA)	0	350,000	350,000
0	552,000	552,000	[3,4]Strategic Fund, Banks Hardwoods, Inc. Project, AMT, 2.56%, 5/1/2008, (LOC: KeyBank NA)	0	552,000	552,000
0	225,000	225,000	[3,4]Strategic Fund, Biewer of Lansing LLC Project, AMT, 2.56%, 9/1/2008, (LOC: Bank of America NA)	0	225,000	225,000
0	1,990,000	1,990,000	Strategic Fund, BK Real Estate LLC Project, AMT, 2.70%, 5/1/2008, (LOC: Bank of America NA)	0	1,990,000	1,990,000
0	300,000	300,000	[3,4]Strategic Fund, Bowers Manufacturing Co. Project, AMT, 3.20%, 5/7/2008, (LOC: JP Morgan Chase Bank)	0	300,000	300,000
0	760,000	760,000	[3,4]Strategic Fund, Cayman Chemical Co. Project, AMT, 2.66%, 5/7/2008, (LOC: JP Morgan Chase Bank)	0	760,000	760,000
0	4,000,000	4,000,000	Strategic Fund, Consumers Energy Co., Project, 2.60%, 5/7/2008	0	4,000,000	4,000,000
0	6,860,000	6,860,000	Strategic Fund, Continental Carbonic Products, AMT, 2.60%, 5/1/2008, (LOC: JP Morgan Chase Bank)	0	6,860,000	6,860,000
0	2,000,000	2,000,000	[3,4]Strategic Fund, Creative Foam Corp. Project, AMT, 3.20%, 5/1/2008, (LOC: JP Morgan Chase Bank)	0	2,000,000	2,000,000
0	1,200,000	1,200,000	Strategic Fund, Delta Containers, Inc. Project, AMT, 3.10%, 5/1/2008, (LOC: JP Morgan Chase Bank)	0	1,200,000	1,200,000
0	500,000	500,000	[3,4]Strategic Fund, Diagnostic Real Estate LLC, AMT, 3.30%, 5/1/2008, (LOC: JP Morgan Chase Bank)	0	500,000	500,000
0	200,000	200,000	[3,4]Strategic Fund, Eclipse Mold, Inc. Project, AMT, 3.40%, 5/1/2008, (LOC: JP Morgan Chase Bank)	0	200,000	200,000
0	2,435,000	2,435,000	[3,4]Strategic Fund, Emerson School Project, 2.49%, 5/1/2008, (LOC: KeyBank NA)	0	2,435,000	2,435,000
0	4,800,000	4,800,000	Strategic Fund, Father Gabriel Highschool Project, 2.48%, 5/1/2008, (LOC: Allied Irish Bank PLC)	0	4,800,000	4,800,000
0	2,005,000	2,005,000	Strategic Fund, Fitz-Land LLC Project, AMT, 2.90%, 5/1/2008, (LOC: National City Bank MI/IL)	0	2,005,000	2,005,000
0	1,065,000	1,065,000	[3,4]Strategic Fund, Flyer Fund Leasing LLC Project, AMT, 3.30%, 5/1/2008, (LOC: JP Morgan Chase Bank)	0	1,065,000	1,065,000
0	1,130,000	1,130,000	Strategic Fund, Forest City Technologies, AMT, 2.80%, 5/1/2008, (LOC: National City Bank)	0	1,130,000	1,130,000
0	1,750,000	1,750,000	Strategic Fund, Frank Street LLC Project, AMT, 2.70%, 5/1/2008, (LOC: Bank of America NA)	0	1,750,000	1,750,000
0	765,000	765,000	Strategic Fund, Frederick Wolfgang Industries Project, AMT, 2.82%, 5/1/2008, (LOC: U.S. Bank NA)	0	765,000	765,000
0	300,000	300,000	[3,4]Strategic Fund, Gebara Management Co. LLC Project, AMT, 3.30%, 5/7/2008, (LOC: JP Morgan Chase Bank)	0	300,000	300,000
0	215,000	215,000	[3,4]Strategic Fund, Glastender, Inc. Project, AMT, 3.30%, 5/1/2008, (LOC: JP Morgan Chase Bank)	0	215,000	215,000
0	800,000	800,000	Strategic Fund, Great Lakes Metal Stamping, 3.60%, 5/1/2008	0	800,000	800,000
0	1,000,000	1,000,000	Strategic Fund, Harbor Industries, Inc. Project, AMT, 2.60%, 5/1/2008, (LOC: Bank of America NA)	0	1,000,000	1,000,000
0	1,000,000	1,000,000	Strategic Fund, Heartland Goodwill Project, 2.45%, 5/1/2008, (LOC: Bank of America NA)	0	1,000,000	1,000,000
0	400,000	400,000	Strategic Fund, Henry Ford Museum Village Project, AMT, 2.68%, 5/1/2008	0	400,000	400,000
0	3,950,000	3,950,000	Strategic Fund, J. G. Kern Enterprises Project, AMT, 2.60%, 5/7/2008, (LOC: Bank of America NA)	0	3,950,000	3,950,000
0	300,000	300,000	[3,4]Strategic Fund, Jet Enterprises LLC Project, 2.60%, 5/1/2008, (LOC: Bank of America NA)	0	300,000	300,000
0	290,000	290,000	Strategic Fund, John H. Dekker and Sons Project, AMT, 2.82%, 5/1/2008, (LOC: Bank of America NA)	0	290,000	290,000
0	480,000	480,000	[3,4]Strategic Fund, Joy Properties LLC Project, 3.60%, 5/1/2008, (LOC: JP Morgan Chase Bank)	0	480,000	480,000
0	800,000	800,000	[3,4]Strategic Fund, Landscape Forms, Inc. Project, AMT, 3.30%, 5/1/2008, (LOC: JP Morgan Chase Bank)	0	800,000	800,000
0	2,255,000	2,255,000	Strategic Fund, Lansing Saint Vincent Home Project, 2.48%, 5/1/2008, (LOC: Comerica Bank)	0	2,255,000	2,255,000
0	975,000	975,000	[3,4]Strategic Fund, Lions Bear Lake Camp Project, 2.85%, 5/1/2008, (LOC: National City Bank MI/IL)	0	975,000	975,000
0	1,900,000	1,900,000	Strategic Fund, MacArthur Corp. Project, AMT, 3.10%, 5/7/2008, (LOC: JP Morgan Chase Bank)	0	1,900,000	1,900,000
0	1,000,000	1,000,000	[3,4]Strategic Fund, Merrill Group Project, AMT, 2.72%, 5/7/2008, (LOC: Bank of America NA)	0	1,000,000	1,000,000
0	1,500,000	1,500,000	[3,4]Strategic Fund, Middleville Tool and Die Project, AMT, 3.30%, 5/1/2008, (LOC: U.S. Bank NA)	0	1,500,000	1,500,000
0	1,300,000	1,300,000	[3,4]Strategic Fund, Midwest Kellering Co. Project, AMT, 3.30%, 5/7/2008, (LOC: National City Bank)	0	1,300,000	1,300,000
0	1,100,000	1,100,000	Strategic Fund, Mold Masters Co., Project, 3.10%, 5/7/2008	0	1,100,000	1,100,000
0	965,000	965,000	Strategic Fund, MOT LLC Project, 2.45%, 5/1/2008, (LOC: JP Morgan Chase Bank)	0	965,000	965,000
0	235,000	235,000	Strategic Fund, Non-Ferrous Cast Alloys Project, AMT, 2.58%, 5/7/2008, (LOC: JP Morgan Chase Bank)	0	235,000	235,000
0	145,000	145,000	[3,4]Strategic Fund, Oak Project, AMT, 2.58%, 5/1/2008, (LOC: U.S. Bank NA)	0	145,000	145,000
0	560,000	560,000	Strategic Fund, Patten Monument Project, AMT, 2.82%, 5/7/2008, (LOC: U.S. Bancorp)	0	560,000	560,000
0	2,310,000	2,310,000	Strategic Fund, Peachwood Center Associates, 2.45%, 5/1/2008, (LOC: Comerica Bank)	0	2,310,000	2,310,000
0	2,000,000	2,000,000	Strategic Fund, Phipps Emmett Associates LLC Project, AMT, 2.68%, 5/7/2008, (LOC: Bank of America NA)	0	2,000,000	2,000,000
0	2,490,000	2,490,000	Strategic Fund, Premier Property Holdings, AMT, 2.60%, 5/1/2008, (LOC: Bank of America NA)	0	2,490,000	2,490,000
0	1,200,000	1,200,000	[3,4]Strategic Fund, Production Engineering Project, AMT, 2.70%, 5/7/2008, (LOC: Bank of America NA)	0	1,200,000	1,200,000
0	840,000	840,000	[3,4]Strategic Fund, R.A. Rink LLC Project, AMT, 3.40%, 5/7/2008, (LOC: Bank of America NA)	0	840,000	840,000
0	1,130,000	1,130,000	[3,4]Strategic Fund, R.L. Adams Plastics, Inc. Project, AMT, 2.58%, 5/7/2008, (LOC: Comerica Bank)	0	1,130,000	1,130,000
0	200,000	200,000	[3,4]Strategic Fund, RL Enterprises LLC Project, AMT, 3.20%, 5/7/2008, (LOC: Comerica Bank)	0	200,000	200,000
0	760,000	760,000	[3,4]Strategic Fund, SFI Acquisition, Inc. Project, AMT, 2.58%, 5/7/2008, (LOC: National City Bank)	0	760,000	760,000
0	2,414,000	2,414,000	Strategic Fund, Solid Waste Disposal, Grayling Generating Project, AMT, 2.60%, 5/1/2008, (LOC: Barclays Bank New York)	0	2,414,000	2,414,000
0	3,265,000	3,265,000	[3,4]Strategic Fund, Stegner East Investments LLC Project, AMT, 2.58%, 5/1/2008, (LOC: Comerica Bank)	0	3,265,000	3,265,000
0	810,000	810,000	Strategic Fund, Thompson Family Holdings, AMT, 2.95%, 5/7/2008, (LOC: National City Bank MI/IL)	0	810,000	810,000
0	815,000	815,000	[3,4]Strategic Fund, Trenton Forging Co. Project, AMT, 2.70%, 5/7/2008, (LOC: Bank of America NA)	0	815,000	815,000
0	930,000	930,000	Strategic Fund, Ultra Tech Printing Co., AMT, 2.82%, 5/1/2008, (LOC: U.S. Bank NA)	0	930,000	930,000
0	1,000,000	1,000,000	Strategic Fund, Van Andel Research Institution Project, 2.70%, 5/1/2008	0	1,000,000	1,000,000
0	1,115,000	1,115,000	[3,4]Strategic Fund, Waltec American Forgings, AMT, 3.10%, 5/1/2008, (LOC: JP Morgan Chase Bank)	0	1,115,000	1,115,000
0	400,000	400,000	[3,4]Strategic Fund, Warren Screw Products, Inc. Project, AMT, 3.30%, 5/1/2008, (LOC: JP Morgan Chase Bank)	0	400,000	400,000
0	4,800,000	4,800,000	Strategic Fund, Whitehall Industries, Inc. Project, AMT, 2.90%, 5/1/2008, (LOC: JP Morgan Chase Bank)	0	4,800,000	4,800,000
0	900,000	900,000	[3,4]Strategic Fund, Whitehall Industries, Inc., AMT, 3.30%, 5/1/2008, (LOC: JP Morgan Chase Bank)	0	900,000	900,000
0	1,000,000	1,000,000	Strategic Fund, YMCA of Metro Detroit Project, 2.58%, 5/1/2008, (LOC: JP Morgan Chase Bank)	0	1,000,000	1,000,000
2,500,000	0	2,500,000	Summit Academy, MI COP, 7.00% Bonds (United States Treasury PRF 9/1/2008@100), 9/1/2029	2,525,808	0	2,525,808
0	1,500,000	1,500,000	Sweetwater County, WY, Environment ADJ Pacificorp., Projects , 2.75%, 5/1/2008	0	1,500,000	1,500,000
0	1,600,000	1,600,000	Traverse City MI, Area Public Schools, School Building & Site, 3.00%, 5/1/2009	0	1,615,760	1,615,760
0	225,000	225,000	Washenaw County, Northfield Sewer Systems, GO, 4.25%, 5/1/2008	0	225,000	225,000
0	1,400,000	1,400,000	Washington State Econmic Development Finance, Hillstrom Ventures, LLC, 2.54%, 5/22/008	0	1,400,000	1,400,000
0	1,000,000	1,000,000	Wayne Charter County Airport Revenue, MBIA, 5.00%, 12/1/2028, (Prerefunded 12/1/2008 @ 101)	0	1,027,749	1,027,749
3,640,000	0	3,640,000	[3,4]Wayne County, MI Airport Authority, MACON (Series 2005T) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.230%, 5/1/2008	3,640,000	0	3,640,000
3,960,000	0	3,960,000	[3,4]Wayne County, MI Airport Authority, ROCs (Series 353) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 2.810%, 5/1/2008	3,960,000	0	3,960,000
0	2,000,000	2,000,000	Wayne State University, MI, University Revenue Bonds, 5.00%, 11/15/2008	0	2,029,502	2,029,502
Oregon - 1.1%
0	7,000,000	7,000,000	State of Oregon, Newsprint Project, Series 203, AMT, 2.73%, 5/1/2008, (LOC: Toronto - Dominion Bank)	0	7,000,000	7,000,000
Peurto Rico - 0.9%
0	5,195,000	5,195,000	Industrial Medical and Environmental Pollution Control Facilities Financing Authority, Abbott Laboratories, 2.25%, 5/7/2008, (LOC: Abbott)	0	5,195,000	5,195,000
			Total Municipal Investments (Amortized Cost) - 98.6%[5]	375,175,546	225,978,379	601,153,925
SHORT-TERM INVESTMENTS - 1.3%
Money Markets - 1.3%
0	319,568	319,568	Dreyfus Tax Exempt Cash Management, Institutional Shares	0	319,568	319,568
0	17,006	17,006	Goldman Sachs Financial Square Tax-Free Money Market Fund, Institutional Shares	0	17,006	17,006
0	192,320	192,320	Merrill Lynch Institutional Tax-Exempt Fund, Institutional Shares	0	192,320	192,320
0	7,714,059	7,714,059	Tax-Free Investments Co., Institutional Shares	0	7,714,059	7,714,059
			Total Money Markets (At Amortized Cost)	0	8,242,954	8,242,954
			Total Investments (At Amortized Cost) - 99.9%	375,175,546	234,221,332	609,396,878
			Other Assets & Liabilities - 0.1%[6]	1,401,445	(1,059,371)	342,074
			Total Net Assets - 100%	$376,576,991	$233,161,961	$609,738,952

Securities that are subject to the federal alternative minimum tax (AMT) represent 29.5% of the portfolio as calculated based upon total market value.
1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories
.
   Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.00%	0.00%

2 Current rate and next reset date shown for Variable Rate Demand Notes.
3   Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $102,647,829, which represented 16.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At April 30, 2008, these liquid restricted securities amounted to $102,647,829, which represented 16.8% of total net assets.

5 Also represents cost for federal tax purposes.
6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.
The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
COP	—Certificates of Participation
EDC	—Economic Development Commission
EDR	—Economic Development Revenue
FGIC	—Financial Guaranty Insurance Company
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
FSA	—Financial Security Assurance
GO	—General Obligation
IDR	—Industrial Development Revenue
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts—Liquidity Optional Tender Series
PRF	—Prerefunded
PUTTERs	—Puttable Tax-Exempt Receipts
Q-SBLF	—Qualified State Bond Loan Fund
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VA	—Department of Veteran Affairs

Michigan Municipal Cash Trust
Fifth Third Michigan Municipal Money Market Fund
Pro Forma Combining Statements of Assets & Liabilities
April 30, 2008 (unaudited)

		Fifth Third
		Michigan
	Michigan	Municipal
	Municipal	Money Market	Pro Forma		Proforma
	Cash Trust	Fund	Adjustment		Combined
Assets:
Investments in securities, at value	$375,175,546	$234,221,332	$0		$609,396,878
Income receivable	1,979,997	963,125	0		2,943,122
Receivable for shares sold	850	0	0		850
Prepaid expenses	0	13,007	0		13,007
Total assets	377,156,393	235,197,464	0		612,353,857
Liabilities:
Payable for investments purchased	0	1,616,170	0		1,616,170
Income distribution payable	303,933	268,372	0		572,305
Bank overdraft	250,410	5,310			255,720
Payable to Advisor and affiliates	0	90,020	0		90,020
Payable for distribution services fee	0	1,931	0		1,931
Payable for shareholder services fees	17,645	0	0		17,645
Accrued expenses	7,414	53,700	0		61,114
Total liabilities	579,402	2,035,503	0		2,614,905
Net Assets	$376,576,991	$233,161,961	$0		$609,738,952
Net Assets Consist of:
Paid-in capital	$376,482,186	$233,169,752	$0		$609,651,938
Accumulated net realized gain on investments	94,176	0	0		94,176
Undistributed (distributions in excess of) net investment income	629	(7,791)	0		(7,162)
Total Net Assets	$376,576,991	$233,161,961	$0		609,738,952
Net Asset Value, Offering Price and Redemption Proceeds Per Share

Net Assets
Class A Shares	$0	$14,569,683	$(14,569,683)	(a)	$0
Institutional Service Shares	$316,829,699	$0	$233,161,961	(a)	$549,991,660
Institutional Shares	$59,747,292	$218,592,278	$(218,592,278)	(a)	$59,747,292
Shares Outstanding
Class A Shares	0	14,568,054	(14,568,054)	(a)	0
Institutional Service Shares	316,764,703	0	233,161,961	(a)	549,926,664
Institutional Shares	59,723,991	218,548,302	(218,548,302)	(a)	59,723,991
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares	N/A	$1.00			N/A
Institutional Service Shares	$1.00	N/A			$1.00
Institutional Shares	$1.00	$1.00			$1.00

Investments, at identified cost	$375,175,546	$234,221,332	$0		$609,396,878

(a)Adjustment to reflect share balance as a result of the combination.

(See Notes to Pro Forma Financial Statements)
Michigan Municipal Cash Trust
Fifth Third Michigan Municipal Money Market Fund
Pro Forma Combining Statements of Operations
Year Ended April 30, 2008 (unaudited)

		Fifth Third
		Michigan
	Michigan	Municipal
	Municipal	Money Market	Pro Forma		Pro Forma
	Cash Trust	Fund	Adjustment		Combined
Investment Income:
Interest	$10,309,732	$7,457,344			$17,767,076
Dividends	0	6,685			6,685
Total income	10,309,732	7,464,029			17,773,761

Expenses:
Investment adviser fee	1,230,893	895,623			2,126,516
Administrative personnel and services fee	241,925	386,882	(212,976)	(a)	415,831
Custodian fees	11,715	22,500	(4,809)	(b)	29,406
Transfer and dividend disbursing agent fees and expenses	66,235	44,444	141,791	(c)	252,470
Directors'/Trustees' fees	2,643	7,355	(3,966)	(d)	6,032
Auditing fees	18,087	0	(687)	(e)	17,400
Legal fees	10,959	0	3,776	(f)	14,735
Portfolio accounting fees	84,265	42,582	(7,190)	(g)	119,657
Distribution services fee – Class A Shares	0	35,769	(35,769)	(h)	0
Shareholder services fee – Institutional Service Shares	444,464	0	409,517	(i)	853,981
Account administration fee – Institutional Service Shares	162,571	0	149,788	(j)	312,359
Share registration costs	55,581	5,026	(2,672)	(k)	57,935
Printing and postage	20,225	0	11,446	(l)	31,671
Insurance premiums	6,478	0			6,478
Miscellaneous	1,097	80,675	(78,772)	(m)	3,000
Total expenses	2,357,138	1,520,856	369,477		4,247,471
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee	(496,752)	0	(418,925)	(n)	(915,677)
Waiver of administrative personnel and services fee	(7,470)	0	(3,697)	(o)	(11,167)
Waiver and/or reimbursement from Advisor and/or affiliates	0	(277,560)	277,560	(p)	0
Reduction of custodian fees	(1,148)	0			(1,148)
Waiver of distribution services fee – Class A Shares	0	(12,477)	12,477	(q)	0
Reimbursement of shareholder services fee – Institutional Service Shares	(218,498)	0	(201,729)	(r)	(420,227)
Total Waiver, Reimbursement and Reduction	(723,868)	(290,037)	(334,314)		(1,348,219)
Net expenses	1,633,270	1,230,819	35,163		2,899,252
Net investment income	8,676,462	6,233,210	(35,163)		14,874,509

Net realized gain on investments	209,608	0			209,608
Change in net assets resulting from operations	$8,886,070	$6,233,210	$(35,163)		$15,084,117

(See Notes to Pro Forma Financial Statements)

Michigan Municipal Cash Trust
Fifth Third Michigan Municipal Money Market Fund
Notes to Pro Forma Financial Statements
For the Year Ended April 30, 2008 (unaudited)

Note 1. Description of the Fund

Michigan Municipal Cash Trust (the “Federated Fund”), a series of Money Market Obligations Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company.  For the purposes of these Pro Forma Financial Statements, the financial information covers the period from May 1, 2007 to April 30, 2008.  The Federated Fund consists of two classes of shares: Institutional Shares and Institutional Service Shares.

Fifth Third Michigan Municipal Money Market Fund (the “Fifth Third Fund”), a series of Fifth Third Funds, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company.  The Fifth Third Fund consists of two classes of shares:  Class A Shares and Institutional Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of the Federated Fund and the Fifth Third Fund (individually referred to as the “Fund”, or collectively as the “Funds”), for the year ended April 30, 2008.  These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2008.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Federated Fund and the Fifth Third Fund which have been incorporated by reference in the Statement of Additional Information.  The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A Shares and Institutional Shares of the Fifth Third Fund for Institutional Service Shares of the Federated Fund.  Under generally accepted accounting principles, the Federated Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended April 30, 2008, the Federated Fund and the Fifth Third Fund paid investment advisory fees computed at the annual rate of 0.40% and 0.40%, respectively as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investors, Inc. and Fifth Third Asset Management, Inc. and their affiliates.

Note 3. Portfolio Valuation

The Funds use the amortized cost method to value its portfolio securities in accordance with
Rule 2a-7 under the Act.

Note 4. Shares of Beneficial Interest

The Pro Forma Institutional Service Shares net asset value per share assumes the issuance of 233,169,752 Institutional Service Shares of the Federated Fund in exchange for 14,568,054 Class A Shares and 218,548,302 Institutional Shares of the Fifth Third Fund which would have been outstanding at April 30, 2008 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Federated InterContinental Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

The proposed acquisition would result in a tax-free transfer of assets from the Fifth Third Fund to the Federated Fund.  The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Note 6. Pro Forma Adjustments

(a)  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Federated Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.  FTAM is the Fifth Third Fund’s administrator.  The fee paid to FTAM is based on the average aggregate daily net assets of the Fifth Third Funds, subject to an annual $20,000 minimum fee.  An adjustment to the combined administrative personnel and services fee reflects the fee structure of the Federated Fund on the average daily net assets of Federated Fund Pro Forma Combined.

(b)  Adjustment to reflect custodian fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from the combining of two Funds into one.

(c)  Adjustment to reflect transfer and dividend disbursing agent fees and expenses based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(d)  Adjustment to reflect directors’/trustees’ fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(e)  Adjustment to reflect auditing fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund.  The Fifth Third Fund did not historically break out auditing fees separately.

(f)  Adjustment to reflect legal fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund.  The Fifth Third Fund did not historically break out legal fees separately.

(g)  Adjustment to reflect portfolio accounting fees based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(h)  The Fifth Third Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. FTAM Funds Distributor, Inc. is the Fund’s distributor/principal underwriter (the “Distributor”). Under the terms of the Plan, the Fund will compensate the Distributor from the net assets of the Fund’s Class A shares to finance activities intended to result in the sales of the Fund’s shares. The Plan provides that the Fund will incur fees accrued daily and paid monthly to the Distributor at annual rates up to 0.25% for Class A Shares based on average daily net assets of that class. The Distributor has voluntarily agreed to limit the expenses of the Fund’s Class A Shares by way of waiving a portion of the Distribution and/or Servicing Fee.  Adjustment to reflect the distribution services fee structure of the Federated Fund Pro Forma Combined.

(i)  Under the terms of a Shareholder Services Agreement, the Federated Fund may pay fees up to 0.25% of the average daily net assets of Fund’s Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC).  Adjustment is to apply the expense structure of the Federated Fund to the average daily net assets of Federated Fund Pro Forma Combined.  Adjustment to reflect the shareholder services fee structure of the Federated Fund Pro Forma Combined.

(j)  Adjustment to account administration fee based upon the current expense structure for the Federated Fund Pro Forma Combined.

(k) Adjustment to share registration costs based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(l)  Adjustment to printing and postage based upon the current expense structure for the Federated Fund Pro Forma Combined Fund.  The Fifth Third Fund did not historically break out printing and postage separately.

(m)  Adjustment to miscellaneous expense based upon the current expense structure for the Federated Fund Pro Forma Combined Fund and resulting from combining two Funds into one.

(n)  In its capacity as Adviser and Administrator, FTAM has entered into an expense limitation agreement with the Fifth Third Fund.  Under the terms of the expense limitation agreement, to the extent that the operating expenses incurred by the Fund in any fiscal year exceed the specified expense limit for the Fund, the excess amount will be borne by FTAM.  If the operating expenses are less than the specified expense limit for the Fund, FTAM shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense limit for the Fund, under the period of the agreement (currently the period for the 12 months commencing November 29, 2007).  The Fifth Third Fund’s expense limitation is 0.70% and 0.54% for Class A Shares and Institutional Shares, respectively based on the average daily net assets of each class.  The Federated Fund’s Adviser may voluntarily choose to waive any portion of its fee.  This voluntary waiver can be terminated at any time.  Adjustment reflects the fee structure of the Federated Fund on the average daily net assets of Federated Fund Pro Forma Combined.

(o)  Adjustment to reflect the voluntary waiver of administrative personnel and services fees for the Federated Fund Pro Forma Combined Fund.

(p)  Adjustment reflects the fee structure of the Federated Fund on the average daily net assets of Federated Fund Pro Forma Combined.  The Federated Fund does not combined waivers and/or reimbursements by affiliates.

(q)  Adjustment to reflect elimination of waiver of distribution services fee for Class A Shares since this class is not available in the Federated Fund Pro Forma Combined.

(r)  Adjustment reflects the voluntary reimbursement of shareholder services fee for Institutional Service Shares for the Federated Fund Pro Forma Combined.

PART C.	OTHER INFORMATION.

Item 15                   Indemnification:

The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, by virtue of his being or having been a Trustee or officer of the Trust or his serving or having served as a trustee, director, officer, partner, or fiduciary of another trust, corporation, partnership, joint venture, or other enterprise at the request of the Trust, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct").

Item 16.	Exhibits:

1.1	Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (20)
1.2	Conformed copy of Amendment No. 11 of the Amendment and Restated Declaration of Trust of the Registrant; (21)
1.3	Conformed copy of Amendment No. 12 of the Amended and Restated Declaration of Trust of the Registrant; (24)
2.	Copies of Amended and Restated By-Laws of the Registrant; (18)
2.1	Copy of Amendment No. 7 to By-Laws of the Registrant; (23)
2.2	Copy of Amendment No. 8 to By-Laws of the Registrant; (24)
2.3	Copies of Amendment Nos. 9-11 to By-Laws of the Registrant; (25)
3.	Not Applicable
4.	Forms of Agreement and Plans of Reorganization are filed herewith as Exhibit A to the Proxy Statement/Prospectus
5.1	Not Applicable
6.1	Conformed copy of Investment Advisory Contract with Exhibit A; (14)
6.2	Conformed copy of Amendment to the Investment Advisory Contract of the Registrant(22)
7.1	Conformed copy of Distributor’s Contract of the Registrant with Exhibits A-D ; (15)
7.2	Conformed copies of the Exhibit E to the Distributor’s Contract of the Registrant; (24)
8.	Not Applicable
9.1	Conformed Copy of the Custodian Agreement of the Registrant; (14)
9.2	Conformed copy of Custodian Fee Schedule; (17)
10.1
The Registrant hereby incorporates the Copy of the Multiple Class Plan and attached Exhibits from Item (n) of the Federated Short-Term Municipal Trust Registration Statement on Form N-1A, filed with the Commission on August 28, 2006. (File Nos. 2-72277 and 811-3181)

11.1	Form of Opinion and Consent of Counsel as to legality of Shares being issued; + (IMT)
11.2	Form of Opinion and Consent of Counsel as to legality of Shares being issued; + (IMT)
12.1	Form of Opinion regarding tax consequences of Reorganization; +
12.2	Form of Opinion regarding tax consequences of Reorganization; +
13.1	Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (19)
13.2	Amendment to Agreement for Fund Accounting Services, Transfer Agency Services, and Custody Services Procurement;(22)
13.3	Conformed copy of Amended and Restated Shareholder Services Agreement; (17)
13.4	The responses described in Item 23(e)(vi) are hereby incorporated by reference.
13.5
The Registrant hereby incorporates by reference the conformed copy of the Second Amended and Restated Services Agreement with attached Schedule 1 revised 6/30/04, from Item (h) (vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)

13.6	The Registrant hereby incorporates by reference the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 06/01/08; (28)
13.7
The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h) (ix) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2006. (File Nos. 33-60411 and 811-07309);

13.8
The Registrant hereby incorporated by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843)

14.1	Conformed copy of Consent of Independent Auditors for Fifth Third Funds (PWC); +
14.2	Conformed copy of Consent of Independent Auditors for Intermediate Municipal Trust (E&Y);+
15.	Not Applicable
16.1	Conformed copy of Unanimous Consent of Trustees for Power of Attorney +
16.2	Conformed copy of Power of Attorney of the Registrant; +
17.1	Form of Ballot; +

+	Exhibit is being filed electronically with registration statement; indicate by footnote

2.	Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed October 22, 1985 (File Nos. 2-98237 and 811-4314).
14.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed July 27, 1994 (File Nos. 2-98237 and 811-4314).
15.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed July 28, 1995 (File Nos. 2-98237 and 811-4314).
17.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed May 26, 1998 (File Nos. 2-98237 and 811-4314).
18.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed July 27, 1998 (File Nos. 2-98237 and 811-4314).
19.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 31 on Form N-1A filed May 27, 1999 (File Nos. 2-98237 and 811-4314).
20.	Response is incorporated by reference to Registrant’s Post Effective Amendment No. 33 on Form N-1A filed July 24, 2000 (File Nos. 2-98237 and 811-4314).
21.	Response is incorporated by reference to Registrant’s Post Effective Amendment No. 34 on Form N-1A filed July 24, 2001 (File Nos. 2-98237 and 811-4314).
22.	Response is incorporated by reference to Registrant’s Post Effective Amendment No. 35 on Form N-1A filed July 29, 2002 (File Nos. 2-98237 and 811-4314).
23.	Response is incorporated by reference to Registrant's Post Effective Amendment No. 36 on Form N-1A filed July 29, 2003.
24.	Response is incorporated by reference to Registrant's Post Effective Amendment No. 39 on Form N-1A filed July 29, 2004.
25.	Response is incorporated by reference to Registrant's Post Effective Amendment No. 41 on Form N-1A filed July 27, 2006.
28.	Response is incorporated by reference to Registrant's Post Effective Amendment No. 44 on Form N-1A filed July 25, 2008.

Item 17.	Undertakings

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, INTERMEDIATE MUNICIPAL TRUST, has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of August, 2008.

INTERMEDIATE MUNICIPAL TRUST

By: /s/ George F. Magera
George F. Magera, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE

By: /s/ George F. Magera	Attorney In Fact	August 29, 2008
George F. Magera	For the Persons
ASSISTANT SECRETARY	Listed Below

NAME	TITLE

John F. Donahue*	Trustee

J. Christopher Donahue*	President and Trustee (Principal Executive Officer)

Richard A. Novak*	Treasurer
(Principal Financial Officer)

Thomas G. Bigley*	Trustee

John T. Conroy, Jr.*	Trustee

Nicholas P. Constantakis*	Trustee

John F. Cunningham*	Trustee

Lawrence D. Ellis, M.D.*	Trustee

Peter E. Madden*	Trustee

Charles F. Mansfield, Jr.*	Trustee

John E. Murray, Jr., J.D., S.J.D.*	Trustee

R. James Nicholson*	Trustee

Thomas M. O’Neil*	Trustee

Marjorie P. Smuts*	Trustee

John S. Walsh*	Trustee

James F. Will*	Trustee
* By Power of Attorney

KNOW ALL PERSONS BY THESE PRESENTS that the undersigned Shareholder(s) of the Fifth Third ____Fund (the “Fifth Third Fund”), a portfolio of Fifth Third Funds (the “Trust”),  hereby appoints Matthew A. Swendiman, Matthew A. Ebersbach, and Richard B. Ille, collectively or individually, true and lawful proxies, with the power of substitution of each, to  vote all shares of the Fifth Third ___Fund which the undersigned is entitled to vote at the Special Meeting of Shareholders (the “Meeting”) to be held on November 21, 2008, at 5511 Walnut Street, 13th Floor, Cincinnati, Ohio 45202 at 10:00 a.m. (Eastern Time) and at any adjournment thereof.

The proxies named will vote the shares represented by this proxy in accordance with the choices made on this ballot.  If no choice is indicated, this proxy will be voted “For” approval of the Proposal. Discretionary authority is hereby conferred as to all other matters as may properly come before the Meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BY THE UNDERSIGNED SHAREHOLDER.  IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED “FOR” THE PROPOSAL.

To vote by Telephone

1)  Read the Proxy Statement and have the proxy card below at hand.
2)  Call 1-800-______.
3)  Enter the 14-digit control number set forth on the proxy card and follow the simple instructions.

To vote by Internet

1)  Read the Proxy Statement and have the proxy card below at hand.
2)  Go to website www.proxyweb.com
3)  Enter the 14-digit control number set forth on the proxy card and follow the simple instructions.

To vote by mail

1)  Read the Proxy Statement.
2)  Check the appropriate box on the proxy card below.
3)  Sign and date the proxy car.
4)  Return the proxy card in the envelope provided.

To approve or disapprove an Agreement and Plan of Reorganization.

FOR                                [   ]
AGAINST                      [   ]
ABSTAIN                      [   ]

TO APPROVE OR DISAPPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN THE TRUST, ON BEHALF OF THE FIFTH THIRD FUND, AND INTERMEDIATE MUNICIPAL TRUST, FEDERATED MUNICIPAL SECURITIES INCOME TRUST OR MONEY MARKET OBLIGATIONS TRUST (COLLECTIVELY, “FEDERATED TRUST”) ON BEHALF OF A CORRESPONDING FEDERATED TRUST SERIES (THE “ACQUIRING FUND”), WHEREBY THE ACQUIRING FUND WOULD ACQUIRE ALL OF THE ASSETS OF THE CORRESPONDING FIFTH THIRD FUND IN EXCHANGE FOR THE ACQUIRING FUND’S SHARES, TO BE DISTRIBUTED PRO RATA BY THE FIFTH THIRD FUND TO THE HOLDERS OF ITS SHARES IN COMPLETE LIQUIDATION OF THE FIFTH THIRD FUND.

YOUR VOTE IS IMPORTANT
Please complete, sign and return
this card as soon as possible.

Dated

Signature

Signature (Joint Owners)

Please sign this proxy exactly as your name appears on the books of the Trust.  Joint owners should each sign personally.  Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign.  If a corporation, this signature should be that of an authorized officer who should state his or her title.